UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-21457
Name of Fund:
BlackRock Allocation Target Shares
BATS: Series A Portfolio
BATS: Series C Portfolio
BATS: Series E Portfolio
BATS: Series M Portfolio
BATS: Series P Portfolio
BATS: Series S Portfolio
BATS: Series V Portfolio
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Allocation Target Shares, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
03/31/2025
Date of reporting period:
09/30/2024
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

BATS: Series A Portfolio
BATAX
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about BATS: Series A Portfolio (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Series A Portfolio	$0(a)	0.01%(b)
(a)	Rounds to less than $1.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
BATS: Series A Portfolio	5.03%	10.65%	3.30%	4.63%
Bloomberg U.S. Universal Index	5.40	12.08	0.70	2.15
Reference Benchmark	4.91	10.89	1.80	2.44
Key Fund statistics
Net Assets	$2,919,758,150
Number of Portfolio Holdings	1,641
Portfolio Turnover Rate	26%
The Fund commenced operations on September 21, 2015.
Reference Benchmark is a customized weighted index comprised of the returns of the Bloomberg U.S. Asset-Backed Securities Index (50%)/Bloomberg Non-Agency Investment Grade CMBS Index (50%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Asset-Backed Securities	52.8%
Non-Agency Mortgage-Backed Securities	46.4%
Floating Rate Loan Interests	0.4%
U.S. Government Sponsored Agency Securities	0.4%
Corporate Bonds	—	% (b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	38.4%
AA/Aa	6.9%
A	3.1%
BBB/Baa	3.7%
BB/Ba	3.6%
B	1.0%
CCC/Caa	1.9%
CC/Ca	2.0%
C	0.7%
D	0.1%
N/R	38.6%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BATS: Series A Portfolio
Semi-Annual Shareholder Report — September 30, 2024
BATAX-09/24-SAR

BATS: Series C Portfolio
BRACX
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about BATS: Series C Portfolio (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Series C Portfolio	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
BATS: Series C Portfolio	5.62%	14.46%	1.72%	3.17%
Bloomberg U.S. Aggregate Bond Index	5.26	11.57	0.33	1.84
Bloomberg U.S. Credit Index	5.66	13.81	1.07	2.79
Key Fund statistics
Net Assets	$456,840,337
Number of Portfolio Holdings	873
Portfolio Turnover Rate	211%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	82.6%
U.S. Treasury Obligations	10.3%
Foreign Government Obligations	3.7%
Preferred Securities	1.5%
Municipal Bonds	1.3%
Foreign Agency Obligations	0.6%
Credit quality allocation
Credit Rating(b)	Percent of Total Investments(a)
AAA/Aaa(c)	10.3%
AA/Aa	5.7%
A	31.8%
BBB/Baa	50.7%
BB/Ba	0.8%
N/R	0.7%
(a)	Excludes short-term securities, short investments and options, if any.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BATS: Series C Portfolio
Semi-Annual Shareholder Report — September 30, 2024
BRACX-09/24-SAR

BATS: Series E Portfolio
BATEX
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about BATS: Series E Portfolio (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Series E Portfolio	$0(a)	0.06%(b)
(a)	Rounds to less than $1.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
BATS: Series E Portfolio	5.39%	17.61%	3.15%	5.05%
Bloomberg Municipal Bond Index	2.69	10.37	1.39	2.52
Bloomberg Municipal High Yield Bond Index	5.88	17.38	3.07	4.52
Customized Reference Benchmark	4.77	15.20	2.56	N/A
Customized Reference Benchmark (prior)	3.80	12.78	2.00	N/A
Key Fund statistics
Net Assets	$491,888,736
Number of Portfolio Holdings	623
Portfolio Turnover Rate	8%
The Fund has added the Bloomberg Municipal Bond Index in response to new regulatory requirements.
Beginning July 29, 2024, the Fund started to compare its performance to that of the Customized Reference Benchmark comprised of 60% Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index, 20% Bloomberg Municipal Bond Rated Baa Index, and 20% Bloomberg Municipal Investment Grade ex BBB. Fund management believes that the new benchmark is more representative of the types of investments held within the Fund. The Customized Reference Benchmark commenced on September 30, 2016.
Prior to July 29, 2024, the Fund compared its performance to that of the prior Customized Reference Benchmark, which is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (65%) and the Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (35%). The prior Customized Reference Benchmark commenced on September 30, 2016.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments
County/City/Special District/School District	31.9%
Transportation	16.9%
Utilities	15.9%
Education	14.5%
Health Care	11.5%
Tobacco	4.8%
Housing	4.5%
Credit quality allocation
Credit Rating(a)	Percent of Total Investments
AAA/Aaa	1.7%
AA/Aa	18.1%
A	15.5%
BBB/Baa	11.0%
BB/Ba	8.2%
B	1.2%
CCC/Caa	0.3%
N/R	44.0%
(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BATS: Series E Portfolio
Semi-Annual Shareholder Report — September 30, 2024
BATEX-09/24-SAR

BATS: Series M Portfolio
BRAMX
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about BATS: Series M Portfolio (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Series M Portfolio	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
BATS: Series M Portfolio	5.97%	13.06%	0.55%	1.82%
Bloomberg U.S. Aggregate Bond Index	5.26	11.57	0.33	1.84
Bloomberg MBS Index	5.60	12.32	0.04	1.41
Key Fund statistics
Net Assets	$1,233,967,780
Number of Portfolio Holdings	1,154
Portfolio Turnover Rate	396%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	91.8%
Non-Agency Mortgage-Backed Securities	6.1%
Asset-Backed Securities	2.1%
Credit quality allocation
Credit Rating(b)	Percent of Total Investments(a)
AAA/Aaa(c)	97.3%
AA/Aa	0.5%
A	0.2%
BBB/Baa	0.1%
N/R	1.9%
(a)	Excludes short-term securities, short investments and options, if any.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BATS: Series M Portfolio
Semi-Annual Shareholder Report — September 30, 2024
BRAMX-09/24-SAR

BATS: Series P Portfolio
BATPX
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about BATS: Series P Portfolio (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Series P Portfolio	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
BATS: Series P Portfolio	0.10%	0.52%	5.07%	1.29%
Bloomberg U.S. Aggregate Bond Index	5.26	11.57	0.33	1.84
Bloomberg U.S. Treasury 7-10 Year Bond Index	5.57	10.98	(0.69)	1.52
Bloomberg U.S. Bellwether 10 Year Swap Index	6.23	12.12	(1.29)	1.57
Key Fund statistics
Net Assets	$4,156,032
Number of Portfolio Holdings	15
Portfolio Turnover Rate	0%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	100.0%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BATS: Series P Portfolio
Semi-Annual Shareholder Report — September 30, 2024
BATPX-09/24-SAR

BATS: Series S Portfolio
BRASX
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about BATS: Series S Portfolio (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Series S Portfolio	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
BATS: Series S Portfolio	4.38%	8.56%	2.33%	2.52%
Bloomberg U.S. Aggregate Bond Index	5.26	11.57	0.33	1.84
ICE BofA 1-3 Year U.S. Treasury Index	3.84	6.74	1.52	1.42
Key Fund statistics
Net Assets	$391,181,350
Number of Portfolio Holdings	613
Portfolio Turnover Rate	55%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
An index that is a subset of ICE BofA US Treasury Index including all securities with a remaining term to final maturity less than 3 years. On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 1-3 Year U.S. Treasury Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	33.2%
Asset-Backed Securities	27.2%
U.S. Treasury Obligations	16.9%
U.S. Government Sponsored Agency Securities	13.0%
Non-Agency Mortgage-Backed Securities	9.4%
Foreign Government Obligations	0.3%
Credit quality allocation
Credit Rating(b)	Percent of Total Investments(a)
AAA/Aaa(c)	62.4%
AA/Aa	2.2%
A	12.9%
BBB/Baa	17.8%
N/R	4.7%
(a)	Excludes short-term securities, short investments and options, if any.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BATS: Series S Portfolio
Semi-Annual Shareholder Report — September 30, 2024
BRASX-09/24-SAR

BATS: Series V Portfolio
BATVX
Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about BATS: Series V Portfolio (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Series V Portfolio	$0(a)	0.01%(b)
(a)	Rounds to less than $1.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
BATS: Series V Portfolio	1.83%	3.58%	2.08%
Bloomberg Municipal Bond Index	2.69	10.37	0.15
SIFMA Municipal Swap Index	1.74	3.49	2.08
Key Fund statistics
Net Assets	$128,807,392
Number of Portfolio Holdings	85
Portfolio Turnover Rate	145%
The Fund commenced operations on May 5, 2021.
The Fund has added the Bloomberg Municipal Bond Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector	Percent of Total Investments
County/City/Special District/School District	31.1%
Housing	24.0%
Health Care	18.2%
Education	12.1%
Utilities	11.3%
Transportation	3.3%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BATS: Series V Portfolio
Semi-Annual Shareholder Report — September 30, 2024
BATVX-09/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report.

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

2

SEPTEMBER 30, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Allocation Target Shares

• BATS: Series A Portfolio

• BATS: Series C Portfolio

• BATS: Series E Portfolio

• BATS: Series M Portfolio

• BATS: Series P Portfolio

• BATS: Series S Portfolio

• BATS: Series V Portfolio

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance returns and NAV. However, there is no guarantee that these objectives can be achieved in all interest rate environments.

Series E Portfolio may leverage its assets through the use of proceeds received in tender option bond (“TOB”) transactions, as described in the Notes to Financial Statements. In a TOB Trust transaction, the Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). TOB investments generally provide the Fund with economic benefits in periods of declining short-term interest rates but expose the Fund to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into a TOB Trust may adversely affect the Fund’s NAV per share.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.

Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Funds to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

T H E B E N E F I T S A N D R I S K S O F L E V E R A G I N G / D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Schedule of Investments (unaudited) September 30, 2024	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
510 Loan Acquisition Trust, Series 2020-1, Class A, 8.11%, 09/25/60(a)(b)	USD	450	$446,662
522 Funding CLO Ltd.
Series 2018-3A, Class CR, (3-mo. CME Term SOFR + 2.31%), 7.59%, 10/20/31(a)(c)		500	500,964
Series 2019-5A, Class AR, (3-mo. CME Term SOFR + 1.33%), 6.63%, 04/15/35(a)(c)		430	430,292
Series 2020-6A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 6.70%, 10/23/34(a)(c)		1,600	1,600,974
AB BSL CLO 4 Ltd., Series 2023-4A, Class A, (3-mo. CME Term SOFR + 2.00%), 7.28%, 04/20/36(a)(c)		1,060	1,066,894
ABFC Trust, Series 2007-WMC1, Class A2B, (1-mo. CME Term SOFR + 1.11%), 5.97%, 06/25/37(c)		2,699	2,218,673
AccessLex Institute, Series 2007-A, Class A3, (3-mo. CME Term SOFR + 0.56%), 5.63%, 05/25/36(c)		1,707	1,672,370
ACE Securities Corp. Home Equity Loan Trust, Series 2005-AG1, Class M2, (1-mo. CME Term SOFR + 0.80%), 5.66%, 08/25/35(c)		350	284,541
Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.61%, 02/15/29(a)		1,973	1,998,743
AGL CLO 1 Ltd., Series 2019-1A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.19%, 10/20/34(a)(c)		400	400,565
AGL CLO 12 Ltd., Series 2021-12A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.70%, 07/20/34(a)(c)		4,000	4,005,948
AGL CLO 13 Ltd.
Series 2021-13A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.70%, 10/20/34(a)(c)		450	450,664
Series 2021-13A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.19%, 10/20/34(a)(c)		250	250,526
AGL CLO 14 Ltd., Series 2021-14A, Class B1, (3-mo. CME Term SOFR + 1.91%), 7.19%, 12/02/34(a)(c)		1,050	1,052,106
AGL CLO 23 Ltd., Series 2022-23A, Class A, (3-mo. CME Term SOFR + 2.20%), 7.48%, 01/20/36(a)(c)		3,210	3,225,225
AGL CLO 3 Ltd.
Series 2020-3A, Class A, (3-mo. CME Term SOFR + 1.56%), 6.86%, 01/15/33(a)(c)		250	250,160
Series 2020-3A, Class D, (3-mo. CME Term SOFR + 3.56%), 8.86%, 01/15/33(a)(c)		1,250	1,253,766
AGL CLO 32 Ltd., Series 2024-32A, Class A1, (3-mo. CME Term SOFR + 1.38%), 6.65%, 07/21/37(a)(c)		1,020	1,024,080
AGL CLO 5 Ltd., Series 2020-5A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 6.70%, 07/20/34(a)(c)		590	590,880
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 6.79%, 07/20/37(a)(c)		3,770	3,780,242
AGL Core CLO 27 Ltd., Series 2023-27A, Class A, (3-mo. CME Term SOFR + 1.73%), 7.01%, 10/21/36(a)(c)		4,000	4,017,259
AGL Core CLO 4 Ltd., Series 2020-4A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 6.15%, 10/20/37(a)(c)		4,350	4,351,427
AIMCO CLO, Series 2017-AA, Class AR, (3-mo. CME Term SOFR + 1.31%), 6.59%, 04/20/34(a)(c)		2,500	2,500,190
AIMCO CLO 11 Ltd., Series 2020-11A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 6.89%, 07/17/37(a)(c)		2,180	2,186,570
AIMCO CLO 12 Ltd., Series 2020-12A, Class AR, (3-mo. CME Term SOFR + 1.17%), 6.46%, 01/17/32(a)(c)		6,725	6,731,199
Ajax Mortgage Loan Trust
Series 2021-G, Class A, 1.88%, 06/25/61(a)(c)		7,012	6,811,923
Series 2021-G, Class B, 3.75%, 06/25/61(a)(c)		1,283	1,368,291

Security		Par (000)	Value

Asset-Backed Securities (continued)
Ajax Mortgage Loan Trust
Series 2021-G, Class C, 0.00%, 06/25/61(a)(d)	USD	2,301	$2,113,702
Series 2023-B, Class A, 4.25%, 10/25/62(a)(b)		7,146	6,967,006
Series 2023-B, Class B, 4.25%, 10/25/62(a)(b)		881	837,947
Series 2023-B, Class C, 0.00%, 10/25/62(a)(d)		2,011	948,810
Series 2023-B, Class SA, 0.00%, 10/25/62(a)(d)		346	264,013
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.68%, 01/17/31(a)(c)		415	415,611
AMMC CLO 18 Ltd., Series 2016-18A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.43%, 05/26/31(a)(c)		1,161	1,163,728
AMSR Trust
Series 2020-SFR4, Class F, 2.86%, 11/17/37(a)		4,000	3,881,171
Series 2020-SFR4, Class G2, 4.87%, 11/17/37(a)		2,537	2,506,618
Series 2021-SFR1, Class F, 3.60%, 06/17/38(a)		2,872	2,626,120
Series 2021-SFR2, Class F1, 3.28%, 08/17/38(a)		3,756	3,551,840
Anchorage Capital CLO 16 Ltd., Series 2020-16A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 6.74%, 01/19/35(a)(c)		380	380,385
Anchorage Capital CLO 29 Ltd., Series 2024-29A, Class A1, (3-mo. CME Term SOFR + 1.60%), 6.92%, 07/20/37(a)(c)		4,430	4,448,655
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class BR3, (3-mo. CME Term SOFR + 2.10%), 7.43%, 04/22/34(a)(c)		3,720	3,742,878
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class BR3, (3-mo. CME Term SOFR + 2.05%), 7.38%, 04/28/37(a)(c)		800	806,365
Series 2015-7A, Class CR3, (3-mo. CME Term SOFR + 2.45%), 7.78%, 04/28/37(a)(c)		1,625	1,649,529
Anchorage Capital CLO 8 Ltd.
Series 2016-8A, Class AR2A, (3-mo. CME Term SOFR + 1.46%), 6.73%, 10/27/34(a)(c)		6,670	6,676,655
Series 2016-8A, Class BR2, (3-mo. CME Term SOFR + 2.06%), 7.33%, 10/27/34(a)(c)		1,000	1,003,989
Series 2016-8A, Class CR2, (3-mo. CME Term SOFR + 2.66%), 7.93%, 10/27/34(a)(c)		1,000	1,000,802
Apidos CLO XV, Series 2013-15A, Class A1RR, (3-mo. CME Term SOFR + 1.27%), 6.55%, 04/20/31(a)(c)		506	507,010
Apidos CLO XX, Series 2015-20A, Class A1RA, (3-mo. CME Term SOFR + 1.36%), 6.65%, 07/16/31(a)(c)		384	384,603
Apidos CLO XXIV, Series 2016-24A, Class A2LX, (3-mo. CME Term SOFR + 1.61%), 6.89%, 10/20/30(a)(c)		340	340,401
Apidos CLO XXV
Series 2016-25A, Class A1R2, (3-mo. CME Term SOFR + 1.15%), 6.43%, 10/20/31(a)(c)		8,268	8,273,594
Series 2016-25A, Class A2R2, (3-mo. CME Term SOFR + 1.80%), 7.08%, 10/20/31(a)(c)		4,500	4,509,187
Series 2016-25A, Class AJR2, (3-mo. CME Term SOFR + 1.50%), 6.78%, 10/20/31(a)(c)		5,000	5,001,590
Apidos CLO XXVI, Series 2017-26A, Class BR, (3-mo. CME Term SOFR + 2.21%), 7.49%, 07/18/29(a)(c)		2,830	2,838,360
Apidos CLO XXXII, Series 2019-32A, Class A1R, (3-mo. CME Term SOFR + 1.10%), 6.38%, 01/20/33(a)(c)		590	590,930
Apidos CLO XXXIV, Series 2020-34A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 6.69%, 01/20/35(a)(c)		1,450	1,451,323

4	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Apidos CLO XXXIX, Series 2022-39A, Class A1, (3-mo. CME Term SOFR + 1.30%), 6.58%, 04/21/35(a)(c)	USD	5,000	$5,013,958
Apidos CLO XXXVI, Series 2021-36A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.14%, 07/20/34(a)(c)		740	742,976
Apidos CLO XXXVII, Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.67%, 10/22/34(a)(c)		1,780	1,780,899
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(a)		175	161,070
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, (SOFR (30-day) + 1.45%), 6.79%, 01/15/37(a)(c)		150	149,627
Ares L CLO Ltd., Series 2018-50A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.16%, 01/15/32(a)(c)		1,000	1,000,506
Ares LII CLO Ltd., Series 2019-52A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 6.59%, 04/22/31(a)(c)		1,831	1,832,866
Ares LIX CLO Ltd., Series 2021-59A, Class A, (3-mo. CME Term SOFR + 1.29%), 6.58%, 04/25/34(a)(c)		250	250,326
Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class A1, (3-mo. CME Term SOFR + 1.75%), 7.05%, 10/15/36(a)(c)		810	815,670
Ares LVI CLO Ltd.
Series 2020-56A, Class AR, (3-mo. CME Term SOFR + 1.42%), 6.71%, 10/25/34(a)(c)		2,130	2,133,116
Series 2020-56A, Class ER, (3-mo. CME Term SOFR + 6.76%), 12.05%, 10/25/34(a)(c)		250	250,052
Ares XLI CLO Ltd., Series 2016-41A, Class BR, (3-mo. CME Term SOFR + 1.71%), 7.01%, 04/15/34(a)(c)		2,500	2,501,271
Ares XLVIII CLO Ltd., Series 2018-48A, Class B, (3-mo. CME Term SOFR + 1.84%), 7.12%, 07/20/30(a)(c)		680	682,143
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A1A, (3-mo. CME Term SOFR + 1.20%), 6.32%, 05/15/30(a)(c)		317	317,327
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1RR, (3-mo. CME Term SOFR + 1.08%), 6.38%, 10/15/30(a)(c)		632	632,619
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1-mo. CME Term SOFR + 0.59%), 5.45%, 05/25/35(c)		38	30,623
Argent Securities Trust
Series 2006-M1, Class A2C, (1-mo. CME Term SOFR + 0.41%), 5.27%, 07/25/36(c)		2,109	568,907
Series 2006-W2, Class A2C, (1-mo. CME Term SOFR + 0.69%), 5.55%, 03/25/36(c)		551	304,524
ARM Master Trust LLC Agricultural Loan Backed Notes, Series 2021-T1, Class A, 2.43%, 11/15/27(a)		125	123,244
Asset-Backed Securities Corp. Home Equity Loan Trust OOMC, Series 2005-HE6, Class M6, (1-mo. CME Term SOFR + 1.22%), 6.08%, 07/25/35(c)		914	809,321
Assurant CLO I Ltd., Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.24%, 10/20/34(a)(c)		1,400	1,400,682
Assurant CLO II Ltd., Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.30%), 6.58%, 04/20/31(a)(c)		210	209,829

Security		Par (000)	Value

Asset-Backed Securities (continued)
Bain Capital Credit CLO Ltd.
Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.08%), 6.36%, 07/19/31(a)(c)	USD	1,000	$1,000,068
Series 2018-2A, Class BR, (3-mo. CME Term SOFR + 1.55%), 6.83%, 07/19/31(a)(c)		250	250,240
Series 2021-4A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.71%, 10/20/34(a)(c)		350	350,208
Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.32%), 6.60%, 04/18/35(a)(c)		1,200	1,201,264
Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.52%), 6.85%, 07/15/37(a)(c)		5,090	5,101,845
Ballyrock CLO Ltd.
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.86%), 7.14%, 04/20/31(a)(c)		250	250,001
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.32%), 6.62%, 04/15/34(a)(c)		4,600	4,601,095
Series 2023-25A, Class C, (3-mo. CME Term SOFR + 4.70%), 9.99%, 01/25/36(a)(c)		250	252,251
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(c)		5,740	900,615
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(a)		1,940	1,923,408
Barings CLO Ltd.
Series 2015-2A, Class AR, (3-mo. CME Term SOFR + 1.45%), 6.73%, 10/20/30(a)(c)		474	473,825
Series 2015-IA, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.94%, 01/20/31(a)(c)		250	250,315
Series 2018-2A, Class B1AR, (3-mo. CME Term SOFR + 1.65%), 6.89%, 07/15/36(a)(c)		2,560	2,555,628
Series 2019-3A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 6.61%, 04/20/31(a)(c)		1,397	1,402,763
Series 2020-1A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.71%, 10/15/36(a)(c)		2,280	2,283,365
Battalion CLO 18 Ltd.
Series 2020-18A, Class AR, (3-mo. CME Term SOFR + 1.46%), 6.76%, 10/15/36(a)(c)		500	500,535
Series 2020-18A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.31%, 10/15/36(a)(c)		1,000	999,113
Battalion CLO VIII Ltd., Series 2015-8A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 6.61%, 07/18/30(a)(c)		629	629,650
Battalion CLO XII Ltd., Series 2018-12A, Class B2R, (3-mo. CME Term SOFR + 2.34%), 7.44%, 05/17/31(a)(c)		250	251,330
Battalion CLO XX Ltd., Series 2021-20A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.74%, 07/15/34(a)(c)		3,000	3,001,812
Bayview Financial Mortgage Pass-Through Trust, Series 2006-A, Class B2, (1-mo. CME Term SOFR + 2.59%), 7.44%, 02/28/41(c)		5,459	5,491,900
Bayview Financial Revolving Asset Trust
Series 2005-A, Class A1, (1-mo. CME Term SOFR + 1.11%), 5.96%, 02/28/40(a)(c)		3,110	2,912,020
Series 2005-E, Class A1, (1-mo. CME Term SOFR + 1.11%), 5.96%, 12/28/40(a)(c)		1,031	1,022,316
Series 2005-E, Class A2A, (1-mo. CME Term SOFR + 1.04%), 5.89%, 12/28/40(a)(c)		844	810,919
BDS Ltd.
Series 2021-FL7, Class A, (1-mo. CME Term SOFR + 1.18%), 6.20%, 06/16/36(a)(c)		1,049	1,044,018
Series 2022-FL11, Class ATS, (1-mo. CME Term SOFR + 1.80%), 6.77%, 03/19/39(a)(c)		1,233	1,233,379

S C H E D U L E S O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
BDS Ltd.
Series 2024-FL13, Class A, (1-mo. CME Term SOFR + 1.58%), 6.78%, 09/19/39(a)(c)	USD	1,946	$1,941,109
Bean Creek CLO Ltd., Series 2015-1A, Class BR, (3-mo. CME Term SOFR + 1.71%), 6.99%, 04/20/31(a)(c)		450	450,991
Bear Stearns Asset-Backed Securities I Trust
Series 2005-HE8, Class M3, (1-mo. CME Term SOFR + 2.06%), 6.92%, 08/25/35(c)		3,474	3,374,613
Series 2006-HE7, Class 1A2, (1-mo. CME Term SOFR + 0.45%), 5.31%, 09/25/36(c)		87	87,006
Series 2007-HE2, Class 1A4, (1-mo. CME Term SOFR + 0.43%), 5.29%, 03/25/37(c)		837	758,876
Series 2007-HE2, Class 23A, (1-mo. CME Term SOFR + 0.39%), 5.25%, 03/25/37(c)		33	31,194
Series 2007-HE3, Class 1A4, (1-mo. CME Term SOFR + 0.46%), 5.32%, 04/25/37(c)		365	333,781
Benefit Street Partners CLO Ltd.
Series 2015-6BR, Class A, (3-mo. CME Term SOFR + 1.45%), 6.73%, 07/20/34(a)(c)		1,460	1,461,800
Series 2015-6BR, Class B, (3-mo. CME Term SOFR + 2.06%), 7.34%, 07/20/34(a)(c)		250	250,961
Benefit Street Partners CLO V-B Ltd., Series 2018- 5BA, Class A1R, (3-mo. CME Term SOFR + 1.53%), 6.83%, 07/20/37(a)(c)		2,366	2,383,099
Benefit Street Partners CLO VIII Ltd., Series 2015- 8A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 6.64%, 01/20/31(a)(c)		971	972,241
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A2AR, (3-mo. CME Term SOFR + 1.81%), 7.09%, 04/20/34(a)(c)		500	500,636
Benefit Street Partners CLO XII-B Ltd., Series 2017- 12BRA, Class B, (3-mo. CME Term SOFR + 1.70%), 6.94%, 10/15/37(a)(c)		1,700	1,702,165
Benefit Street Partners CLO XIX Ltd.
Series 2019-19A, Class AR, (3-mo. CME Term SOFR + 1.18%), 6.48%, 01/15/33(a)(c)		1,000	1,000,766
Series 2019-19A, Class BR, (3-mo. CME Term SOFR + 1.60%), 6.90%, 01/15/33(a)(c)		250	250,509
Benefit Street Partners CLO XVII Ltd., Series 2019- 17A, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.64%, 07/15/32(a)(c)		1,270	1,270,747
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class AR, (3-mo. CME Term SOFR + 1.43%), 6.73%, 07/15/34(a)(c)		1,360	1,360,789
Benefit Street Partners CLO XXI Ltd., Series 2020- 21A, Class A1R, (3-mo. CME Term SOFR + 1.43%), 6.73%, 10/15/34(a)(c)		250	250,127
Benefit Street Partners CLO XXIV Ltd.
Series 2021-24A, Class A, (3-mo. CME Term SOFR + 1.43%), 6.71%, 10/20/34(a)(c)		1,000	1,000,505
Series 2021-24A, Class D, (3-mo. CME Term SOFR + 3.61%), 8.89%, 10/20/34(a)(c)		500	501,678
Benefit Street Partners CLO XXV Ltd., Series 2021- 25A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.26%, 01/15/35(a)(c)		250	250,761
Benefit Street Partners CLO XXVI Ltd., Series 2022- 26A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.66%, 07/20/37(a)(c)		1,920	1,921,449
Benefit Street Partners CLO XXVII Ltd., Series 2022- 27A, Class AR, (3-mo. CME Term SOFR + 1.37%), 6.56%, 10/20/37(a)(c)		7,630	7,630,078

Security		Par (000)	Value

Asset-Backed Securities (continued)
Betony CLO 2 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.34%), 6.60%, 04/30/31(a)(c)	USD	169	$168,984
BHG Securitization Trust
Series 2021-A, Class A, 1.42%, 11/17/33(a)		81	78,848
Series 2021-A, Class B, 2.79%, 11/17/33(a)		3,714	3,541,699
Series 2022-C, Class B, 5.93%, 10/17/35(a)		880	884,312
Birch Grove CLO 2 Ltd., Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 6.55%, 10/19/37(a)(c)		630	630,209
Birch Grove CLO 3 Ltd.
Series 2021-3A, Class B1, (3-mo. CME Term SOFR + 2.06%), 7.34%, 01/19/35(a)(c)		730	732,178
Series 2021-3A, Class B2, (3-mo. CME Term SOFR + 2.06%), 7.34%, 01/19/35(a)(c)		1,000	1,002,984
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.44%), 6.72%, 10/22/30(a)(c)		713	713,353
Series 2013-2A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.14%, 10/22/30(a)(c)		1,250	1,253,983
Series 2015-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 6.54%, 04/20/31(a)(c)		1,373	1,373,567
Series 2016-3A, Class A1R2, (3-mo. CME Term SOFR + 1.20%), 6.32%, 11/15/30(a)(c)		8,949	8,965,058
Series 2016-3A, Class A2R2, (3-mo. CME Term SOFR + 1.70%), 6.82%, 11/15/30(a)(c)		1,000	1,003,602
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.08%, 08/15/31(a)(c)		1,320	1,325,351
Series 2018-3A, Class A1R, (3-mo. CME Term SOFR + 1.19%), 6.48%, 10/25/30(a)(c)		1,742	1,742,618
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.85%), 7.14%, 10/25/30(a)(c)		6,350	6,362,447
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.30%, 07/25/34(a)(c)		420	420,505
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class A, (3-mo. CME Term SOFR + 1.52%), 6.82%, 04/15/34(a)(c)		650	650,600
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 6.54%, 10/20/30(a)(c)		298	298,288
BlueMountain Fuji U.S. CLO III Ltd., Series 2017-3A, Class B, (3-mo. CME Term SOFR + 1.64%), 6.94%, 01/15/30(a)(c)		550	550,569
BPCRE Ltd., Series 2022-FL2, Class A, (1-mo. CME Term SOFR + 2.40%), 7.41%, 01/16/37(a)(c)		1,087	1,083,768
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 07/15/27(a)		2,027	2,059,457
Bridge Street CLO II Ltd., Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.49%), 6.77%, 07/20/34(a)(c)		250	250,069
Bristol Park CLO Ltd.
Series 2016-1A, Class AR, (3-mo. CME Term SOFR + 1.25%), 6.55%, 04/15/29(a)(c)		3,318	3,319,553
Series 2016-1A, Class BR, (3-mo. CME Term SOFR + 1.71%), 7.01%, 04/15/29(a)(c)		350	350,806
Series 2016-1A, Class DR, (3-mo. CME Term SOFR + 3.21%), 8.51%, 04/15/29(a)(c)		250	251,546
Buckhorn Park CLO Ltd., Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.66%, 07/18/34(a)(c)		1,010	1,010,536

6	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Canyon Capital CLO Ltd., Series 2016-1A, Class AR, (3-mo. CME Term SOFR + 1.33%), 6.63%, 07/15/31(a)(c)	USD	950	$950,599
Canyon CLO Ltd.
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.33%), 6.63%, 07/15/31(a)(c)		437	437,468
Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.95%), 7.19%, 10/15/37(a)(c)		250	251,288
Carbone CLO Ltd., Series 2017-1A, Class A1, (3-mo. CME Term SOFR + 1.40%), 6.68%, 01/20/31(a)(c)		350	350,473
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (3-mo. CME Term SOFR + 1.29%), 6.55%, 04/30/31(a)(c)		1,483	1,484,171
Carlyle Global Market Strategies CLO Ltd.
Series 2013-4A, Class A1RR, (3-mo. CME Term SOFR + 1.26%), 6.56%, 01/15/31(a)(c)		116	115,755
Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.23%), 6.52%, 04/17/31(a)(c)		2,240	2,243,887
Series 2014-2RA, Class A1, (3-mo. CME Term SOFR + 1.31%), 6.43%, 05/15/31(a)(c)		1,132	1,133,221
Series 2014-3RA, Class A1A, (3-mo. CME Term SOFR + 1.31%), 6.58%, 07/27/31(a)(c)		304	304,778
Series 2014-3RA, Class A1B, (3-mo. CME Term SOFR + 1.56%), 6.83%, 07/27/31(a)(c)		1,000	996,961
Series 2014-5A, Class A1RR, (3-mo. CME Term SOFR + 1.40%), 6.70%, 07/15/31(a)(c)		534	534,346
Series 2014-5A, Class A2RR, (3-mo. CME Term SOFR + 1.71%), 7.01%, 07/15/31(a)(c)		590	590,337
Series 2015-4A, Class A1RR, (3-mo. CME Term SOFR + 1.22%), 6.50%, 07/20/32(a)(c)		860	860,688
Carlyle U.S. CLO Ltd.
Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 6.54%, 04/20/31(a)(c)		281	280,986
Series 2017-3A, Class A1R2, (3-mo. CME Term SOFR + 1.40%), 6.54%, 10/21/37(a)(c)		4,610	4,610,475
Series 2017-3A, Class BR2, (3-mo. CME Term SOFR + 1.78%), 6.92%, 10/21/37(a)(c)		2,810	2,814,027
Series 2019-1A, Class A1AR, (3-mo. CME Term SOFR + 1.34%), 6.62%, 04/20/31(a)(c)		333	333,277
Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 6.68%, 07/15/32(a)(c)		250	250,385
Series 2021-10A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.69%, 10/20/34(a)(c)		4,610	4,616,717
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.40%), 6.70%, 04/15/34(a)(c)		250	250,192
Series 2021-7A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.72%, 10/15/35(a)(c)		1,000	1,002,566
Series 2021-8A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.21%, 10/15/34(a)(c)		3,000	3,009,187
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A4, (1-mo. CME Term SOFR + 0.36%), 5.22%, 10/25/36(c)		1,325	1,068,283
Series 2006-NC4, Class A3, (1-mo. CME Term SOFR + 0.27%), 5.13%, 10/25/36(c)		21	20,835
Series 2007-FRE1, Class A3, (1-mo. CME Term SOFR + 0.37%), 5.23%, 02/25/37(c)		3,904	3,689,444
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 8.81%, 10/15/34(a)(c)		1,000	1,002,850
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 12.31%, 10/15/34(a)(c)		1,250	1,247,471

Security		Par (000)	Value

Asset-Backed Securities (continued)
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(c)	USD	4,629	$4,385,791
Cayuga Park CLO Ltd., Series 2020-1A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.67%, 07/17/34(a)(c)		3,390	3,397,797
CBAM Ltd.
Series 2017-1A, Class A1, (3-mo. CME Term SOFR + 1.51%), 6.79%, 07/20/30(a)(c)		498	499,001
Series 2018-5A, Class B1, (3-mo. CME Term SOFR + 1.66%), 6.95%, 04/17/31(a)(c)		540	540,525
Series 2018-6A, Class B1R, (3-mo. CME Term SOFR + 2.36%), 7.66%, 01/15/31(a)(c)		1,000	1,002,513
Series 2018-7A, Class B1, (3-mo. CME Term SOFR + 1.86%), 7.14%, 07/20/31(a)(c)		500	501,709
Series 2019-10A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 6.66%, 04/20/32(a)(c)		5,540	5,542,271
Series 2020-12A, Class AR, (3-mo. CME Term SOFR + 1.44%), 6.72%, 07/20/34(a)(c)		810	810,569
C-BASS Trust, Series 2006-CB9, Class A4, (1-mo. CME Term SOFR + 0.57%), 5.43%, 11/25/36(c)		176	79,599
Cedar Funding II CLO Ltd.
Series 2013-1A, Class ARR, (3-mo. CME Term SOFR + 1.34%), 6.62%, 04/20/34(a)(c)		750	750,481
Series 2013-1A, Class BRR, (3-mo. CME Term SOFR + 1.61%), 6.89%, 04/20/34(a)(c)		500	500,167
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.65%, 07/17/31(a)(c)		1,594	1,594,517
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ARR, (3-mo. CME Term SOFR + 1.31%), 6.59%, 04/20/34(a)(c)		500	500,398
Cedar Funding VII CLO Ltd., Series 2018-7A, Class AR, (3-mo. CME Term SOFR + 1.08%), 6.18%, 01/20/31(a)(c)		270	270,270
Cedar Funding VIII CLO Ltd.
Series 2017-8A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 6.70%, 10/17/34(a)(c)		2,750	2,751,392
Series 2017-8A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.20%, 10/17/34(a)(c)		2,500	2,501,114
Cedar Funding XI CLO Ltd.
Series 2019-11A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 6.37%, 05/29/32(a)(c)		1,000	1,003,852
Series 2019-11A, Class A2R, (3-mo. CME Term SOFR + 1.61%), 6.67%, 05/29/32(a)(c)		250	249,999
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.16%, 07/15/33(a)(c)		1,480	1,479,395
CIFC Funding Ltd.
Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 2.01%), 7.30%, 07/16/30(a)(c)		250	250,669
Series 2013-2A, Class A1L2, (3-mo. CME Term SOFR + 1.26%), 6.54%, 10/18/30(a)(c)		1,371	1,374,215
Series 2013-2A, Class A2L2, (3-mo. CME Term SOFR + 1.76%), 7.04%, 10/18/30(a)(c)		250	250,256
Series 2014-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 6.94%, 01/18/31(a)(c)		2,100	2,101,862
Series 2014-3A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.74%, 10/22/31(a)(c)		3,971	3,975,128
Series 2014-4RA, Class A1AR, (3-mo. CME Term SOFR + 1.43%), 6.72%, 01/17/35(a)(c)		1,000	1,000,314
Series 2015-1A, Class ARR, (3-mo. CME Term SOFR + 1.37%), 6.65%, 01/22/31(a)(c)		299	299,326

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2016-1A, Class D1RR, (3-mo. CME Term SOFR + 3.16%), 8.44%, 10/21/31(a)(c)	USD	450	$452,271
Series 2017-5A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.74%, 07/17/37(a)(c)		1,080	1,081,080
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.26%), 6.54%, 04/18/31(a)(c)		2,352	2,351,626
Series 2018-2A, Class A1, (3-mo. CME Term SOFR + 1.30%), 6.58%, 04/20/31(a)(c)		194	194,547
Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 10/20/37(a)(c)(e)		640	640,000
Series 2018-2A, Class BR, (3-mo. CME Term SOFR + 1.75%), 10/20/37(a)(c)(e)		1,500	1,500,000
Series 2018-3A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.64%, 07/18/31(a)(c)		860	860,584
Series 2018-3A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.14%, 07/18/31(a)(c)		256	256,543
Series 2018-4A, Class A2, (3-mo. CME Term SOFR + 1.96%), 7.25%, 10/17/31(a)(c)		250	250,736
Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.64%, 04/20/32(a)(c)		910	910,000
Series 2019-3A, Class A2R, (3-mo. CME Term SOFR + 1.91%), 7.20%, 10/16/34(a)(c)		370	371,480
Series 2019-5A, Class A1R1, (3-mo. CME Term SOFR + 1.40%), 6.70%, 01/15/35(a)(c)		2,250	2,250,969
Series 2019-6A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 6.78%, 07/16/37(a)(c)		4,080	4,091,508
Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 6.67%, 10/20/34(a)(c)		7,680	7,682,970
Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.19%, 10/20/34(a)(c)		970	973,787
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 6.76%, 07/25/37(a)(c)		250	250,950
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 7.09%, 07/25/37(a)(c)		690	690,673
Series 2021-3A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.26%, 07/15/36(a)(c)		510	512,129
Series 2021-4A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.53%, 07/23/37(a)(c)		4,210	4,210,812
Series 2021-4A, Class BR, (3-mo. CME Term SOFR + 1.65%), 6.82%, 07/23/37(a)(c)		2,500	2,499,551
Series 2021-4A, Class CR, (3-mo. CME Term SOFR + 1.90%), 7.07%, 07/23/37(a)(c)		1,000	1,002,089
Series 2021-5A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.70%, 07/15/34(a)(c)		1,700	1,700,958
Series 2021-6A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.70%, 10/15/34(a)(c)		580	581,450
Series 2021-6A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.21%, 10/15/34(a)(c)		550	551,682
Series 2023-3A, Class A, (3-mo. CME Term SOFR + 1.60%), 6.88%, 01/20/37(a)(c)		1,700	1,710,254
CIT Mortgage Loan Trust, Series 2007-1, Class 1M2, (1-mo. CME Term SOFR + 1.86%), 6.72%, 10/25/37(a)(c)		2,144	2,080,487
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1-mo. CME Term SOFR + 0.31%), 5.17%, 05/25/37(c)		915	609,362
Series 2007-AHL2, Class A3C, (1-mo. CME Term SOFR + 0.38%), 5.24%, 05/25/37(c)		426	283,681
Series 2007-WFH2, Class M3, (1-mo. CME Term SOFR + 0.82%), 5.67%, 03/25/37(c)		5,000	4,775,074

Security		Par (000)	Value

Asset-Backed Securities (continued)
Citigroup Mortgage Loan Trust
Series 2007-WFH4, Class M3A, (1-mo. CME Term SOFR + 3.86%), 8.72%, 07/25/37(c)	USD	1,000	$969,662
Clear Creek CLO
Series 2015-1A, Class AR, (3-mo. CME Term SOFR + 1.46%), 6.74%, 10/20/30(a)(c)		56	55,591
Series 2015-1A, Class DR, (3-mo. CME Term SOFR + 3.21%), 8.49%, 10/20/30(a)(c)		330	327,857
Series 2015-1A, Class ER, (3-mo. CME Term SOFR + 6.56%), 11.84%, 10/20/30(a)(c)		1,000	998,377
Clover CLO LLC, Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.64%, 04/22/34(a)(c)		7,900	7,907,015
College Ave Student Loans LLC
Series 2021-B, Class B, 2.42%, 06/25/52(a)		457	412,263
Series 2021-B, Class C, 2.72%, 06/25/52(a)		1,947	1,773,892
Series 2021-B, Class D, 3.78%, 06/25/52(a)		356	323,464
Series 2021-C, Class B, 2.72%, 07/26/55(a)		318	288,778
Series 2021-C, Class C, 3.06%, 07/26/55(a)		3,436	3,158,629
Series 2021-C, Class D, 4.11%, 07/26/55(a)		270	250,022
College Ave Student Loans Trust, Series 2024-A, Class A1B, (SOFR (30-day) + 1.75%), 7.03%, 06/25/54(a)(c)		6,216	6,274,737
Conseco Finance Corp.
Series 1996-10, Class B1, 7.24%, 11/15/28(c)		27	26,775
Series 1998-4, Class M1, 6.83%, 04/01/30(c)		579	557,273
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(c)		2,165	351,657
Series 2000-4, Class A6, 8.31%, 05/01/32(c)		2,157	357,925
Cook Park CLO Ltd., Series 2018-1A, Class B, (3-mo. CME Term SOFR + 1.66%), 6.95%, 04/17/30(a)(c)		250	250,512
Countrywide Asset-Backed Certificates
Series 2005-16, Class 1AF, 4.51%, 04/25/36(c)		1,284	1,143,992
Series 2006-22, Class M1, (1-mo. CME Term SOFR + 0.46%), 5.31%, 05/25/47(c)		460	402,920
Series 2006-26, Class M1, (1-mo. CME Term SOFR + 0.36%), 5.22%, 06/25/37(c)		4,203	3,720,999
Series 2007-SEA2, Class 2A1, (1-mo. CME Term SOFR + 1.61%), 6.47%, 06/25/47(a)(c)		1,014	798,766
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1-mo. CME Term SOFR + 0.38%), 5.48%, 03/15/34(c)		9	8,734
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1B, 6.00%, 01/25/43(a)(b)		214	167,530
Credit Suisse Mortgage Trust, Series 2021-JR1, Class A1, 5.47%, 09/27/66(a)(c)		3,202	3,190,631
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 3.03%, 12/25/36(b)		15	12,727
Series 2006-MH1, Class B1, 6.75%, 10/25/36(a)(b)		1,251	1,245,020
Series 2006-MH1, Class B2, 6.75%, 10/25/36(a)(b)		1,793	1,469,073
Series 2006-SL1, Class A3, (1-mo. CME Term SOFR + 0.55%), 5.41%, 09/25/36(a)(c)		5,512	212,455
Crown Point CLO 10 Ltd., Series 2021-10A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.24%, 07/20/34(a)(c)		510	511,514
CWHEQ Revolving Home Equity Loan Trust Series 2006-C, Class 2A, (1-mo. CME Term SOFR + 0.29%), 5.39%, 05/15/36(c)		396	390,481
Series 2006-I, Class 1A, (1-mo. CME Term SOFR + 0.25%), 5.35%, 01/15/37(c)		131	121,852

8	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Dewolf Park CLO Ltd.
Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.18%), 6.48%, 10/15/30(a)(c)	USD	5,127	$5,131,863
Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 2.11%), 7.41%, 10/15/30(a)(c)		500	501,199
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.50%), 6.80%, 07/15/36(a)(c)		1,530	1,532,095
Diameter Capital CLO 2 Ltd.
Series 2021-2A, Class A1, (3-mo. CME Term SOFR + 1.48%), 6.78%, 10/15/36(a)(c)		250	250,373
Series 2021-2A, Class A2, (3-mo. CME Term SOFR + 2.01%), 7.31%, 10/15/36(a)(c)		500	500,805
Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A1A, (3-mo. CME Term SOFR + 1.39%), 6.69%, 04/15/37(a)(c)		1,890	1,893,238
Diameter Capital CLO 5 Ltd., Series 2023-5A, Class A2, (3-mo. CME Term SOFR + 2.40%), 7.70%, 10/15/36(a)(c)		1,000	1,005,633
Dryden 104 CLO Ltd., Series 2022-104A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 6.29%, 08/20/34(a)(c)		3,370	3,383,315
Dryden 119 CLO Ltd., Series 2024-119A, Class C1, (3-mo. CME Term SOFR + 2.35%), 7.67%, 04/15/36(a)(c)		1,000	1,010,546
Dryden 37 Senior Loan Fund, Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.66%, 01/15/31(a)(c)		2,202	2,203,139
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, (3-mo. CME Term SOFR + 1.23%), 6.53%, 04/15/31(a)(c)		2,041	2,044,358
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR2, (3-mo. CME Term SOFR + 1.30%), 6.58%, 04/20/34(a)(c)		1,620	1,620,810
Dryden 49 Senior Loan Fund, Series 2017-49A, Class AR, (3-mo. CME Term SOFR + 1.21%), 6.49%, 07/18/30(a)(c)		785	784,679
Dryden 50 Senior Loan Fund, Series 2017-50A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 6.56%, 07/15/30(a)(c)		642	642,875
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.68%, 01/15/31(a)(c)		1,696	1,697,282
Dryden 54 Senior Loan Fund, Series 2017-54A, Class AR, (3-mo. CME Term SOFR + 1.15%), 6.43%, 10/19/29(a)(c)		1,917	1,920,709
Dryden 55 CLO Ltd., Series 2018-55A, Class A1, (3-mo. CME Term SOFR + 1.28%), 6.58%, 04/15/31(a)(c)		3,133	3,133,304
Dryden 57 CLO Ltd., Series 2018-57A, Class A, (3-mo. CME Term SOFR + 1.27%), 6.39%, 05/15/31(a)(c)		768	768,010
Dryden 58 CLO Ltd.
Series 2018-58A, Class A1, (3-mo. CME Term SOFR + 1.26%), 6.55%, 07/17/31(a)(c)		447	447,101
Series 2018-58A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.05%, 07/17/31(a)(c)		250	250,344
Dryden 60 CLO Ltd., Series 2018-60A, Class A, (3-mo. CME Term SOFR + 1.31%), 6.61%, 07/15/31(a)(c)		222	221,973

Security		Par (000)	Value

Asset-Backed Securities (continued)
Dryden 64 CLO Ltd., Series 2018-64A, Class A, (3- mo. CME Term SOFR + 1.23%), 6.51%, 04/18/31(a)(c)	USD	383	$382,893
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3- mo. CME Term SOFR + 1.86%), 7.14%, 07/18/30(a)(c)		500	500,580
Dryden 68 CLO Ltd., Series 2019-68A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.26%, 07/15/35(a)(c)		810	810,736
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.51%, 05/20/34(a)(c)		2,000	2,002,991
Series 2020-77A, Class XR, (3-mo. CME Term SOFR + 1.26%), 6.39%, 05/20/34(a)(c)		109	108,926
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3-mo. CME Term SOFR + 1.16%), 6.46%, 04/15/29(a)(c)		842	842,647
Eaton Vance CLO Ltd.
Series 2014-1RA, Class A2, (3-mo. CME Term SOFR + 1.75%), 7.05%, 07/15/30(a)(c)		250	250,176
Series 2020-2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.71%, 01/15/35(a)(c)		1,420	1,420,089
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/38(a)		533	520,104
EDvestinU Private Education Loan Issue No. 3 LLC
Series 2021-A, Class A, 1.80%, 11/25/45(a)		207	190,423
Series 2021-A, Class B, 3.50%, 11/25/50(a)		1,200	1,004,783
EDvestinU Private Education Loan Issue No. 4 LLC, Series 2022-A, Class A, 5.25%, 11/25/40(a)		918	922,853
Elmwood CLO 15 Ltd.
Series 2022-2A, Class A1, (3-mo. CME Term SOFR + 1.34%), 6.62%, 04/22/35(a)(c)		10,590	10,590,167
Series 2022-2A, Class D, (3-mo. CME Term SOFR + 3.67%), 8.95%, 04/22/35(a)(c)		1,625	1,631,757
Elmwood CLO 23 Ltd., Series 2023-2A, Class A, (3-mo. CME Term SOFR + 1.80%), 7.09%, 04/16/36(a)(c)		720	724,143
Elmwood CLO 27 Ltd.
Series 2024-3A, Class B, (3-mo. CME Term SOFR + 1.95%), 7.23%, 04/18/37(a)(c)		1,210	1,221,765
Series 2024-3A, Class D, (3-mo. CME Term SOFR + 3.45%), 8.73%, 04/18/37(a)(c)		250	252,371
Elmwood CLO 29 Ltd., Series 2024-5A, Class AR1, (3-mo. CME Term SOFR + 1.52%), 6.84%, 04/20/37(a)(c)		4,000	4,008,034
Elmwood CLO 30 Ltd., Series 2024-6A, Class A, (3-mo. CME Term SOFR + 1.43%), 6.73%, 07/17/37(a)(c)		1,700	1,706,744
Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.52%), 6.80%, 04/20/37(a)(c)		250	250,625
Elmwood CLO II Ltd.
Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.69%, 04/20/34(a)(c)		4,670	4,680,249
Series 2019-2A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.19%, 04/20/34(a)(c)		900	903,365
Series 2019-2A, Class DR, (3-mo. CME Term SOFR + 3.26%), 8.54%, 04/20/34(a)(c)		250	250,138
Elmwood CLO III Ltd., Series 2019-3A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 7.02%, 07/18/37(a)(c)		1,080	1,082,280

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Elmwood CLO IV Ltd., Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.35%), 8.67%, 04/18/37(a)(c)	USD 1,000	$1,016,385
Elmwood CLO VI Ltd., Series 2020-3A, Class ARR, (3-mo. CME Term SOFR + 1.38%), 6.72%, 07/18/37(a)(c)	3,690	3,708,450
Elmwood CLO VII Ltd., Series 2020-4A, Class A1RR, (3-mo. CME Term SOFR + 1.36%), 10/17/37(a)(c)(e)	1,210	1,210,000
Elmwood CLO XII Ltd.
Series 2021-5A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.69%, 01/20/35(a)(c)	960	962,080
Series 2021-5A, Class AR, (3-mo. CME Term SOFR + 1.36%), 10/15/37(a)(c)(e)	5,880	5,880,000
FBR Securitization Trust, Series 2005-5, Class M2, (1-mo. CME Term SOFR + 0.82%), 5.67%, 11/25/35(c)	1,815	1,794,533
Fillmore Park CLO Ltd., Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.60%), 6.90%, 07/15/30(a)(c)	250	249,187
First Franklin Mortgage Loan Trust
Series 2006-FF16, Class 2A3, (1-mo. CME Term SOFR + 0.39%), 5.25%, 12/25/36(c)	453	186,677
Series 2006-FF17, Class A5, (1-mo. CME Term SOFR + 0.26%), 5.12%, 12/25/36(c)	1,402	1,189,467
FirstKey Homes Trust
Series 2020-SFR1, Class G, 4.78%, 08/17/37(a)	3,650	3,573,756
Series 2021-SFR1, Class F1, 3.24%, 08/17/38(a)	4,464	4,204,113
Series 2021-SFR2, Class F1, 2.91%, 09/17/38(a)	5,500	5,104,019
Series 2022-SFR1, Class E1, 5.00%, 05/19/39(a)	4,000	3,916,116
Series 2022-SFR1, Class E2, 5.00%, 05/19/39(a)	2,990	2,909,574
Series 2022-SFR2, Class E1, 4.50%, 07/17/39(a)	2,681	2,582,238
Series 2022-SFR3, Class E2, 3.50%, 07/17/38(a)	6,928	6,595,414
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.21%), 6.50%, 04/17/31(a)(c)	564	564,500
Flatiron CLO 19 Ltd.
Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.44%, 11/16/34(a)(c)	1,150	1,150,641
Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.26%), 8.36%, 11/16/34(a)(c)	900	904,816
Flatiron CLO 20 Ltd.
Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.92%), 7.05%, 05/20/36(a)(c)	1,330	1,335,831
Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.45%), 8.58%, 05/20/36(a)(c)	1,000	1,017,384
Flatiron CLO 21 Ltd.
Series 2021-1A, Class A2R, (3-mo. CME Term SOFR + 1.58%), 6.67%, 10/19/37(a)(c)	2,060	2,060,303
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 6.79%, 10/19/37(a)(c)	1,200	1,205,345
Flatiron CLO 25 Ltd.
Series 2024-2A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.62%, 10/17/37(a)(c)	1,060	1,060,000
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.87%, 10/17/37(a)(c)	860	860,000
Foundation Finance Trust
Series 2021-2A, Class A, 2.19%, 01/15/42(a)	1,272	1,196,319
Series 2024-1A, Class B, 5.95%, 12/15/49(a)	706	726,229
Series 2024-2A, Class B, 4.93%, 03/15/50(a)	1,122	1,124,010
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 5.25%, 02/25/37(c)	1,832	1,370,266

Security	Par (000)	Value

Asset-Backed Securities (continued)
FS Rialto Issuer Ltd.
Series 2022-FL4, Class A, (SOFR (30-day) + 1.90%), 7.24%, 01/19/39(a)(c)	USD 4,317	$4,322,655
Series 2022-FL5, Class A, (1-mo. CME Term SOFR + 2.30%), 7.27%, 06/19/37(a)(c)	1,883	1,888,335
Series 2022-FL6, Class A, (1-mo. CME Term SOFR + 2.58%), 7.55%, 08/17/37(a)(c)	5,947	5,969,263
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, (3-mo. CME Term SOFR + 3.55%), 8.88%, 04/20/37(a)(c)	1,900	1,929,685
Galaxy XIX CLO Ltd.
Series 2015-19A, Class A1RR, (3-mo. CME Term SOFR + 1.21%), 6.50%, 07/24/30(a)(c)	661	662,104
Series 2015-19A, Class A2RR, (3-mo. CME Term SOFR + 1.66%), 6.95%, 07/24/30(a)(c)	250	250,557
Galaxy XVIII CLO Ltd., Series 2018-28A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.66%, 07/15/31(a)(c)	239	239,705
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, (3-mo. CME Term SOFR + 1.26%), 6.54%, 04/20/31(a)(c)	3,429	3,434,440
Galaxy XXII CLO Ltd., Series 2016-22A, Class ARR, (3-mo. CME Term SOFR + 1.46%), 6.75%, 04/16/34(a)(c)	1,000	1,001,247
Galaxy XXVI CLO Ltd., Series 2018-26A, Class AR, (3-mo. CME Term SOFR + 1.17%), 6.29%, 11/22/31(a)(c)	1,009	1,009,919
Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, (3-mo. CME Term SOFR + 1.28%), 6.38%, 05/16/31(a)(c)	1,123	1,124,776
Galaxy XXVIII CLO Ltd., Series 2018-28A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.16%, 07/15/31(a)(c)	510	512,065
Generate CLO 2 Ltd.
Series 2A, Class AR2, (3-mo. CME Term SOFR + 1.41%), 6.61%, 10/22/37(a)(c)	2,020	2,020,185
Series 2A, Class BR2, (3-mo. CME Term SOFR + 1.80%), 7.00%, 10/22/37(a)(c)	1,990	1,995,339
Generate CLO 6 Ltd.
Series 6A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 6.74%, 01/22/35(a)(c)	250	250,026
Series 6A, Class DR, (3-mo. CME Term SOFR + 3.76%), 9.04%, 01/22/35(a)(c)	4,500	4,524,543
Generate CLO 7 Ltd., Series 7A, Class A1R, (3-mo. CME Term SOFR + 1.62%), 6.90%, 04/22/37(a)(c)	8,525	8,558,155
Generate CLO 8 Ltd., Series 8A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.29%, 10/20/34(a)(c)	390	391,904
GoldenTree Loan Management U.S. CLO 1 Ltd., Series 2017-1A, Class A1R2, (3-mo. CME Term SOFR + 1.28%), 6.56%, 04/20/34(a)(c)	250	251,705
GoldenTree Loan Management U.S. CLO 11 Ltd.
Series 2021-11A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.67%, 10/20/34(a)(c)	7,920	7,923,691
Series 2021-11A, Class E, (3-mo. CME Term SOFR + 5.61%), 10.89%, 10/20/34(a)(c)	1,750	1,753,455
GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class AJ, (3-mo. CME Term SOFR + 1.56%), 6.84%, 04/20/30(a)(c)	850	851,196
GoldenTree Loan Management U.S. CLO 9 Ltd., Series 2021-9R, Class DR, (3-mo. CME Term SOFR + 3.35%), 8.63%, 04/20/37(a)(c)	750	760,761

10	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Goldman Home Improvement Trust
Series 2021-GRN2, Class B, 1.97%, 06/25/51(a)	USD 2,169	$2,076,453
Series 2022-GRN2, Class A, 6.80%, 10/25/52(a)	887	912,596
Golub Capital Partners CLO Ltd.
Series 2019-41A, Class AR, (3-mo. CME Term SOFR + 1.58%), 6.86%, 01/20/34(a)(c)	1,700	1,702,356
Series 2021-53A, Class E, (3-mo. CME Term SOFR + 6.96%), 12.24%, 07/20/34(a)(c)	250	250,808
Series 2021-55A, Class A, (3-mo. CME Term SOFR + 1.46%), 6.74%, 07/20/34(a)(c)	580	580,656
Series 2021-58A, Class A1, (3-mo. CME Term SOFR + 1.44%), 6.73%, 01/25/35(a)(c)	1,780	1,782,009
Series 2024-71A, Class A, (3-mo. CME Term SOFR + 1.95%), 7.05%, 02/09/37(a)(c)	6,000	6,026,470
Series 2024-76A, Class A1, (3-mo. CME Term SOFR + 1.37%), 6.11%, 10/25/37(a)(c)	790	790,816
Series 2024-76A, Class B, (3-mo. CME Term SOFR + 1.67%), 6.41%, 10/25/37(a)(c)	560	560,442
Series 2024-76A, Class D1, (3-mo. CME Term SOFR + 2.90%), 7.64%, 10/25/37(a)(c)	490	495,040
GoodLeap Sustainable Home Solutions Trust
Series 2021-5CS, Class A, 2.31%, 10/20/48(a)	1,273	1,051,915
Series 2022-3CS, Class A, 4.95%, 07/20/49(a)	896	858,079
Series 2023-1GS, Class A, 5.52%, 02/22/55(a)	1,422	1,412,518
Series 2023-3C, Class A, 6.50%, 07/20/55(a)	653	677,915
Gracie Point International Funding LLC
Series 2023-1A, Class A, (SOFR (90-day) + 1.95%), 7.32%, 09/01/26(a)(c)	1,459	1,467,220
Series 2024-1A, Class A, (SOFR (90-day) + 1.70%), 7.07%, 03/01/28(a)(c)	4,053	4,066,566
GreenSky Home Improvement Trust Series 2024-1, Class A4, 5.67%, 06/25/59(a)	9,842	9,989,509
Series 2024-1, Class B, 5.87%, 06/25/59(a)	764	779,573
Greywolf CLO III Ltd., Series 2020-3RA, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.83%, 04/15/33(a)(c)	500	500,551
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term SOFR + 0.81%), 5.67%, 12/25/35(c)	282	125,867
Series 2006-14, Class A3A, (1-mo. CME Term SOFR + 0.61%), 5.47%, 09/25/36(c)	4,599	1,420,591
Series 2006-18, Class AF3A, 5.77%, 11/25/36(c)	1,350	403,508
Series 2006-4, Class 1A1, 4.14%, 03/25/36(c)	668	453,556
Series 2007-2, Class AF3, 5.92%, 03/25/37(c)	24	4,625
GSAMP Trust
Series 2007-H1, Class A1B, (1-mo. CME Term SOFR + 0.51%), 5.37%, 01/25/47(c)	9	4,836
Series 2007-HS1, Class M5, (1-mo. CME Term SOFR + 3.49%), 8.34%, 02/25/47(c)	3,566	3,551,021
Series 2007-HS1, Class M7, (1-mo. CME Term SOFR + 3.49%), 8.34%, 02/25/47(c)	3,000	2,796,447
Gulf Stream Meridian 4 Ltd.
Series 2021-4A, Class A1, (3-mo. CME Term SOFR + 1.46%), 6.76%, 07/15/34(a)(c)	10,000	10,025,958
Series 2021-4A, Class A2, (3-mo. CME Term SOFR + 2.11%), 7.41%, 07/15/34(a)(c)	1,000	1,007,271
Gulf Stream Meridian 5 Ltd.
Series 2021-5A, Class A1, (3-mo. CME Term SOFR + 1.46%), 6.76%, 07/15/34(a)(c)	1,210	1,213,051
Series 2021-5A, Class A2, (3-mo. CME Term SOFR + 2.06%), 7.36%, 07/15/34(a)(c)	650	654,313

Security	Par (000)	Value

Asset-Backed Securities (continued)
Gulf Stream Meridian 7 Ltd., Series 2022-7A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.66%, 07/15/35(a)(c)	USD 2,420	$2,426,561
Halseypoint CLO 4 Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.48%), 6.76%, 04/20/34(a)(c)	920	922,760
Halseypoint CLO 6 Ltd., Series 2022-6A, Class A1, (3-mo. CME Term SOFR + 2.45%), 7.73%, 10/20/34(a)(c)	1,230	1,234,551
Highbridge Loan Management Ltd., Series 3A-2014, Class A1R, (3-mo. CME Term SOFR + 1.44%), 6.72%, 07/18/29(a)(c)	33	33,284
Hipgnosis Music Assets LP, Series 2022-1, Class A, 5.00%, 05/16/62(a)	2,000	1,975,880
Home Equity Asset Trust, Series 2006-3, Class M2, (1-mo. CME Term SOFR + 0.71%), 5.57%, 07/25/36(c)	280	264,954
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, (1-mo. CME Term SOFR + 2.14%), 3.75%, 07/25/34(c)	13	12,645
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)	5,765	5,395,086
HPS Loan Management Ltd.
Series 10A-16, Class A1RR, (3-mo. CME Term SOFR + 1.40%), 6.68%, 04/20/34(a)(c)	7,260	7,271,551
Series 6A-2015, Class A1R, (3-mo. CME Term SOFR + 1.26%), 6.50%, 02/05/31(a)(c)	229	229,687
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B2, (SOFR (30-day) + 1.40%), 6.75%, 05/20/32(a)(c)	10,375	10,389,512
ICG U.S. CLO Ltd., Series 2014-3A, Class A1RR, (3-mo. CME Term SOFR + 1.29%), 6.58%, 04/25/31(a)(c)	93	92,687
Invesco CLO Ltd., Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.80%), 7.08%, 04/20/35(a)(c)	510	510,745
JPMorgan Mortgage Acquisition Trust
Series 2006-CH1, Class M7, (1-mo. CME Term SOFR + 1.31%), 6.17%, 07/25/36(c)	3,498	3,116,107
Series 2007-CH1, Class MF1, 4.54%, 11/25/36(b)	100	103,053
Juniper Valley Park CLO Ltd., Series 2023-1R, Class BR, (3-mo. CME Term SOFR + 1.55%), 6.83%, 07/20/36(a)(c)	1,800	1,801,354
KeyCorp Student Loan Trust, Series 2004-A, Class 2D, (3-mo. LIBOR US + 1.25%), 6.78%, 07/28/42(c)	2,344	2,200,594
Kings Park CLO Ltd., Series 2021-1A, Class A, (3- mo. CME Term SOFR + 1.39%), 6.67%, 01/21/35(a)(c)	810	810,822
KKR CLO 10 Ltd., Series 10, Class BR, (3-mo. CME Term SOFR + 1.96%), 6.91%, 09/15/29(a)(c)	640	640,817
KKR CLO 17 Ltd., Series 17, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.64%, 04/15/34(a)(c)	500	500,409
LCM 26 Ltd., Series 26A, Class A1, (3-mo. CME Term SOFR + 1.33%), 6.61%, 01/20/31(a)(c)	1,681	1,682,501
LCM XVIII LP, Series 18A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 6.56%, 04/20/31(a)(c)	96	96,246
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(c)	2,828	2,705,601
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)(d)	529	99,761
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(c)	660	614,035
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 06/15/33(d)	410	405,891

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1-mo. CME Term SOFR + 0.20%), 5.06%, 06/25/37(a)(c)	USD 74	$49,661
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/31(a)	1,525	1,405,690
Series 2021-2A, Class B, 2.37%, 04/20/32(a)	4,630	4,232,543
Series 2021-2A, Class D, 4.46%, 04/20/32(a)	3,500	3,106,172
Series 2023-1A, Class D, 8.69%, 05/20/33(a)	1,310	1,327,944
Series 2024-1A, Class B, 5.88%, 06/21/32(a)	1,205	1,235,251
Series 2024-1A, Class C, 6.40%, 06/21/32(a)	2,447	2,510,545
Series 2024-1A, Class D, 7.21%, 06/21/32(a)	5,550	5,684,894
LoanCore Issuer Ltd., Series 2022-CRE7, Class A, (SOFR (30-day) + 1.55%), 6.89%, 01/17/37(a)(c)	3,626	3,618,901
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(a)	807	676,453
Series 2021-2GS, Class A, 2.22%, 03/20/48(a)	3,127	2,488,309
Long Beach Mortgage Loan Trust
Series 2006-2, Class 1A, (1-mo. CME Term SOFR + 0.47%), 5.33%, 03/25/46(c)	573	459,338
Series 2006-5, Class 2A3, (1-mo. CME Term SOFR + 0.41%), 5.27%, 06/25/36(c)	2,988	1,421,450
Series 2006-7, Class 2A3, (1-mo. CME Term SOFR + 0.43%), 5.29%, 08/25/36(c)	5,425	2,165,476
Series 2006-7, Class 2A4, (1-mo. CME Term SOFR + 0.59%), 5.45%, 08/25/36(c)	1,252	500,141
Series 2006-9, Class 2A3, (1-mo. CME Term SOFR + 0.43%), 5.29%, 10/25/36(c)	1,942	632,458
Series 2006-WL3, Class 2A4, (1-mo. CME Term SOFR + 0.71%), 5.57%, 01/25/36(c)	2,992	2,740,966
Long Point Park CLO Ltd., Series 2017-1A, Class A2, (3-mo. CME Term SOFR + 1.64%), 6.92%, 01/17/30(a)(c)	820	819,792
Madison Park Funding LVII Ltd., Series 2022-57A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 6.38%, 07/27/34(a)(c)	250	250,000
Madison Park Funding LXII Ltd., Series 2022-62A, Class AR, (3-mo. CME Term SOFR + 1.85%), 7.14%, 07/17/36(a)(c)	1,800	1,808,613
Madison Park Funding LXVII Ltd., Series 2024-67A, Class B, (3-mo. CME Term SOFR + 2.05%), 7.34%, 04/25/37(a)(c)	4,230	4,276,601
Madison Park Funding XIV Ltd., Series 2014-14A, Class AR3, (3-mo. CME Term SOFR + 1.20%), 6.48%, 10/22/30(a)(c)	1,181	1,182,212
Madison Park Funding XIX Ltd., Series 2015-19A, Class AR3, (3-mo. CME Term SOFR + 1.60%), 6.88%, 01/22/37(a)(c)	330	331,010
Madison Park Funding XL Ltd., Series 9A, Class AR2, (3-mo. CME Term SOFR + 1.25%), 6.31%, 05/28/30(a)(c)	1,579	1,579,497
Madison Park Funding XLII Ltd.
Series 13A, Class AR, (3-mo. CME Term SOFR + 1.15%), 6.43%, 11/21/30(a)(c)	416	416,386
Series 13A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.05%, 11/21/30(a)(c)	1,250	1,250,954
Series 13A, Class C, (3-mo. CME Term SOFR + 2.06%), 7.35%, 11/21/30(a)(c)	1,610	1,613,861
Madison Park Funding XLVI Ltd., Series 2020-46A, Class B1R, (3-mo. CME Term SOFR + 1.91%), 7.21%, 10/15/34(a)(c)	5,200	5,217,590

Security	Par (000)	Value

Asset-Backed Securities (continued)
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class E, (3-mo. CME Term SOFR + 6.51%), 11.79%, 04/19/33(a)(c)	USD 500	$501,863
Madison Park Funding XVIII Ltd.
Series 2015-18A, Class ARR, (3-mo. CME Term SOFR + 1.20%), 6.48%, 10/21/30(a)(c)	3,580	3,586,864
Series 2015-18A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.14%, 10/21/30(a)(c)	390	390,651
Madison Park Funding XXI Ltd., Series 2016-21A, Class AARR, (3-mo. CME Term SOFR + 1.34%), 6.64%, 10/15/32(a)(c)	500	500,176
Madison Park Funding XXII Ltd., Series 2016-22A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.16%, 01/15/33(a)(c)	1,500	1,501,791
Madison Park Funding XXIII Ltd., Series 2017-23A, Class AR, (3-mo. CME Term SOFR + 1.23%), 6.50%, 07/27/31(a)(c)	1,299	1,299,722
Madison Park Funding XXIV Ltd., Series 2016-24A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 6.83%, 10/20/29(a)(c)	740	741,225
Madison Park Funding XXIX Ltd., Series 2018-29A, Class AR, (3-mo. CME Term SOFR + 1.18%), 6.46%, 10/18/30(a)(c)	755	755,561
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class C, (3-mo. CME Term SOFR + 2.11%), 7.41%, 07/15/30(a)(c)	500	501,220
Madison Park Funding XXX Ltd., Series 2018-30A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.56%, 07/16/37(a)(c)	2,500	2,507,500
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B1R, (3-mo. CME Term SOFR + 1.80%), 7.14%, 07/23/37(a)(c)	510	511,004
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, (3-mo. CME Term SOFR + 1.29%), 6.59%, 10/15/32(a)(c)	2,290	2,292,018
Madison Park Funding XXXV Ltd., Series 2019-35A, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.94%, 04/20/32(a)(c)	720	720,612
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.67%, 07/17/34(a)(c)	1,250	1,250,068
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. CME Term SOFR + 3.91%), 9.19%, 01/22/35(a)(c)	750	755,219
Mariner CLO LLC, Series 2016-3A, Class AR3, (3-mo. CME Term SOFR + 1.59%), 6.87%, 01/23/37(a)(c)	890	892,590
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 03/20/36(a)	700	666,322
Series 2021-AA, Class B, 2.33%, 03/20/36(a)	1,620	1,519,211
Series 2021-AA, Class C, 2.96%, 03/20/36(a)	2,850	2,667,266
Series 2021-BA, Class C, 2.66%, 11/20/36(a)	4,403	4,042,090
Series 2021-BA, Class E, 4.68%, 11/20/36(a)	3,620	3,251,779
Series 2024-AA, Class A, 5.13%, 09/22/36(a)	4,126	4,194,691
Series 2024-AA, Class D, 6.77%, 09/22/36(a)	1,969	2,012,749
Series 2024-AA, Class E, 9.02%, 09/22/36(a)	2,800	2,864,674
MASTR Asset-Backed Securities Trust
Series 2005-WF1, Class M8, (1-mo. CME Term SOFR + 1.97%), 6.83%, 06/25/35(c)	1,119	1,124,307
Series 2006-AM2, Class A4, (1-mo. CME Term SOFR + 0.63%), 5.49%, 06/25/36(a)(c)	226	208,936

12	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
MASTR Asset-Backed Securities Trust
Series 2006-WMC2, Class A4, (1-mo. CME Term SOFR + 0.41%), 5.27%, 04/25/36(c)	USD 3,197	$679,547
Series 2007-HE1, Class A4, (1-mo. CME Term SOFR + 0.39%), 5.25%, 05/25/37(c)	83	69,934
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1-mo. CME Term SOFR + 0.63%), 5.49%, 06/25/46(a)(c)	11	10,476
Meacham Park CLO Ltd., Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.60%), 6.39%, 10/20/37(a)(c)	2,270	2,263,438
MERIT Securities Corp., Series 13, Class M2, 7.88%, 12/28/33(b)	861	803,873
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-2, Class A2C, (1-mo. CME Term SOFR + 0.59%), 5.45%, 05/25/37(c)	1,638	1,175,892
Series 2007-H1, Class 1A2, (1-mo. CME Term SOFR + 3.61%), 8.47%, 10/25/37(c)	2,260	2,130,149
Merrill Lynch Mortgage Investors Trust, Series 2006- OPT1, Class M1, (1-mo. CME Term SOFR + 0.50%), 5.36%, 08/25/37(c)	1,754	1,547,043
MF1 LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.64%), 7.60%, 09/17/37(a)(c)	1,428	1,431,127
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.15%), 7.12%, 06/19/37(a)(c)	2,820	2,823,443
Series 2023-FL12, Class A, (1-mo. CME Term SOFR + 2.07%), 7.03%, 10/19/38(a)(c)	1,306	1,309,265
MidOcean Credit CLO III Ltd., Series 2014-3A, Class A3A2, (3-mo. CME Term SOFR + 1.23%), 6.51%, 04/21/31(a)(c)	122	122,479
MidOcean Credit CLO VIII, Series 2018-8A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 6.44%, 02/20/31(a)(c)	1,101	1,101,760
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 6.62%, 04/18/36(a)(c)	12,690	12,703,486
Mill City Solar Loan Ltd.
Series 2019-1A, Class A, 4.34%, 03/20/43(a)	980	927,266
Series 2019-2GS, Class A, 3.69%, 07/20/43(a)	1,679	1,535,252
Milos CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.33%), 6.61%, 10/20/30(a)(c)	431	431,814
Morgan Stanley ABS Capital I, Inc. Trust
Series 2007-NC1, Class A2D, (1-mo. CME Term SOFR + 0.33%), 5.19%, 11/25/36(c)	4,881	2,319,058
Series 2007-SEA1, Class 2A1, (1-mo. CME Term SOFR + 3.91%), 8.77%, 02/25/47(a)(c)	47	44,003
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%, 10/25/36(b)	2,326	540,377
Series 2006-12XS, Class A6A, 6.23%, 10/25/36(b) .	574	163,835
Series 2006-16AX, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 5.47%, 11/25/36(c)	600	167,545
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)	908	856,033
Series 2019-1A, Class A, 4.37%, 12/21/43(a)	1,381	1,316,132
Series 2019-2A, Class A, 2.88%, 09/20/40(a)	226	204,112
Series 2020-2A, Class B, 2.21%, 08/20/46(a)	1,203	996,274
Series 2021-1A, Class B, 2.05%, 12/20/46(a)	340	265,376
Series 2021-2A, Class B, 2.09%, 04/22/47(a)	3,133	2,343,850
Series 2022-3A, Class A, 6.10%, 06/20/53(a)	761	777,433
Series 2023-1A, Class A, 5.32%, 06/20/53(a)	2,557	2,561,058

Security	Par (000)	Value

Asset-Backed Securities (continued)
Myers Park CLO Ltd.
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.66%), 6.94%, 10/20/30(a)(c)	USD 540	$540,440
Series 2018-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 7.14%, 10/20/30(a)(c)	760	761,468
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1-mo. CME Term SOFR + 0.52%), 5.38%, 04/25/37(c)	380	362,089
Navient Private Education Loan Trust, Series 2020- IA, Class B, 2.95%, 04/15/69(a)	1,880	1,612,520
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A, 4.00%, 12/15/59(a)	621	614,074
Series 2019-D, Class A2A, 3.01%, 12/15/59(a)	2,137	2,077,345
Series 2020-CA, Class A2B, (1-mo. CME Term SOFR + 1.71%), 6.81%, 11/15/68(a)(c)	2,330	2,348,238
Series 2021-DA, Class A, (Prime Rate + (1.99)%), 6.51%, 04/15/60(a)(c)	560	553,909
Series 2021-DA, Class B, 2.61%, 04/15/60(a)	622	553,806
Series 2021-DA, Class C, 3.48%, 04/15/60(a)	5,000	4,585,165
Series 2021-DA, Class D, 4.00%, 04/15/60(a)	5,000	4,586,958
Series 2024-A, Class A, 5.66%, 10/15/72(a)	10,528	10,818,974
Navient Student Loan Trust, Series 2019-BA, Class A2A, 3.39%, 12/15/59(a)	913	892,725
Nelnet Student Loan Trust
Series 2021-A, Class A1, (1-mo. CME Term SOFR + 0.91%), 5.88%, 04/20/62(a)(c)	1,129	1,122,495
Series 2021-A, Class A2, (1-mo. CME Term SOFR + 1.14%), 6.11%, 04/20/62(a)(c)	2,680	2,654,651
Series 2021-A, Class APT2, 1.36%, 04/20/62(a)	1,595	1,479,249
Series 2021-A, Class B1, 2.85%, 04/20/62(a)	1,979	1,730,288
Series 2021-A, Class B2, 2.85%, 04/20/62(a)	1,640	1,433,884
Series 2021-A, Class C, 3.75%, 04/20/62(a)	124	108,745
Series 2021-A, Class D, 4.93%, 04/20/62(a)	735	642,391
Series 2021-BA, Class B, 2.68%, 04/20/62(a)	8,450	7,313,632
Series 2021-BA, Class C, 3.57%, 04/20/62(a)	386	326,674
Series 2021-BA, Class D, 4.75%, 04/20/62(a)	8,380	7,152,676
Series 2021-CA, Class B, 2.53%, 04/20/62(a)	5,370	4,588,194
Series 2021-CA, Class C, 3.36%, 04/20/62(a)	2,770	2,346,007
Series 2021-CA, Class D, 4.44%, 04/20/62(a)	5,590	4,713,702
Series 2021-DA, Class B, 2.90%, 04/20/62(a)	4,800	4,205,127
Series 2021-DA, Class C, 3.50%, 04/20/62(a)	2,700	2,287,517
Series 2021-DA, Class D, 4.38%, 04/20/62(a)	680	566,858
Series 2023-PL1A, Class A1A, (SOFR (30-day) + 2.25%), 7.53%, 11/25/53(a)(c)	2,430	2,423,363
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 6.56%, 01/28/30(a)(c)	356	355,781
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class BR2, (3-mo. CME Term SOFR + 1.61%), 6.91%, 10/15/29(a)(c)	250	250,185
Neuberger Berman CLO XX Ltd.
Series 2015-20A, Class ARR, (3-mo. CME Term SOFR + 1.42%), 6.72%, 07/15/34(a)(c)	525	525,202
Series 2015-20A, Class DRR, (3-mo. CME Term SOFR + 3.21%), 8.51%, 07/15/34(a)(c)	1,000	1,000,068
Series 2015-20A, Class ERR, (3-mo. CME Term SOFR + 6.76%), 12.06%, 07/15/34(a)(c)	750	752,721
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class AR, (3-mo. CME Term SOFR + 1.18%), 6.46%, 10/18/30(a)(c)	3,726	3,726,132

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 31 Ltd., Series 2019-31A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.58%, 04/20/31(a)(c)	USD 356	$356,707
Neuberger Berman Loan Advisers CLO 32 Ltd., Series 2019-32A, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.94%, 01/20/32(a)(c)	910	910,136
Neuberger Berman Loan Advisers CLO 33 Ltd., Series 2019-33A, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.63%, 10/16/33(a)(c)	1,970	1,971,271
Neuberger Berman Loan Advisers CLO 34 Ltd.
Series 2019-34A, Class A1R, (3-mo. CME Term SOFR + 1.24%), 6.52%, 01/20/35(a)(c)	890	890,602
Series 2019-34A, Class BR, (3-mo. CME Term SOFR + 1.75%), 7.03%, 01/20/35(a)(c)	1,000	1,000,395
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, (3-mo. CME Term SOFR + 1.32%), 6.61%, 04/16/33(a)(c)	3,772	3,780,084
Neuberger Berman Loan Advisers CLO 42 Ltd., Series 2021-42A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.65%, 07/16/35(a)(c)	3,250	3,254,908
Neuberger Berman Loan Advisers CLO 43 Ltd., Series 2021-43A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.68%, 07/17/35(a)(c)	1,000	1,000,346
Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.69%, 10/14/35(a)(c)	7,840	7,844,519
Neuberger Berman Loan Advisers CLO 46 Ltd., Series 2021-46A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.19%, 01/20/36(a)(c)	1,220	1,224,552
Neuberger Berman Loan Advisers CLO 47 Ltd., Series 2022-47A, Class A, (3-mo. CME Term SOFR + 1.30%), 6.60%, 04/14/35(a)(c)	750	750,266
Neuberger Berman Loan Advisers CLO 54 Ltd., Series 2024-54A, Class B, (3-mo. CME Term SOFR + 1.95%), 7.26%, 04/23/38(a)(c)	970	976,674
Neuberger Berman Loan Advisers CLO 55 Ltd., Series 2024-55A, Class C, (3-mo. CME Term SOFR + 2.35%), 7.67%, 04/22/38(a)(c)	1,000	1,011,531
New Mountain CLO 1 Ltd., Series CLO-1A, Class AR, (3-mo. CME Term SOFR + 1.46%), 6.76%, 10/15/34(a)(c)	1,340	1,340,627
New Mountain CLO 6 Ltd., Series CLO-6A, Class A, (3-mo. CME Term SOFR + 1.40%), 10/15/37(a)(c)(e).	4,840	4,843,388
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class F, 4.44%, 02/17/39(a)	502	456,762
Series 2022-SFR2, Class F, 4.00%, 09/04/39(a)	3,692	3,289,829
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1-mo. CME Term SOFR + 0.51%), 5.37%, 10/25/36(a)(c)	102	123,632
NovaStar Mortgage Funding Trust, Series 2006-5, Class A2D, (1-mo. CME Term SOFR + 0.59%), 5.45%, 11/25/36(c)	3,719	1,137,510
Oaktree CLO Ltd.
Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.21%, 07/15/34(a)(c)	2,000	2,007,549
Series 2024-27A, Class A2, (3-mo. CME Term SOFR + 1.57%), 6.35%, 10/22/37(a)(c)	610	608,939
Series 2024-27A, Class D1, (3-mo. CME Term SOFR + 3.00%), 7.78%, 10/22/37(a)(c)	320	323,503
Oakwood Mortgage Investors, Inc.
Series 1999-C, Class A2, 7.48%, 08/15/27	1,619	1,276,329
Series 2001-D, Class A2, 5.26%, 01/15/19(c)	24	9,816

Security	Par (000)	Value

Asset-Backed Securities (continued)
Oakwood Mortgage Investors, Inc.
Series 2002-A, Class M1, 7.76%, 03/15/32(c)	USD 1,763	$1,693,434
Series 2002-C, Class M1, 6.89%, 11/15/32(c)	1,841	1,795,968
Ocean Trails CLO V, Series 2014-5A, Class BRR, (3-mo. CME Term SOFR + 2.21%), 7.51%, 10/13/31(a)(c)	500	502,050
OCP CLO Ltd.
Series 2015-9A, Class A1R2, (3-mo. CME Term SOFR + 1.25%), 6.55%, 01/15/33(a)(c)	1,400	1,401,107
Series 2016-11A, Class A1R2, (3-mo. CME Term SOFR + 1.42%), 6.70%, 04/26/36(a)(c)	2,060	2,060,534
Series 2016-12A, Class A1R3, (3-mo. CME Term SOFR + 1.37%), 10/18/37(a)(c)(e)	2,500	2,500,000
Series 2016-12A, Class BAR3, (3-mo. CME Term SOFR + 1.68%), 10/18/37(a)(c)(e)	5,360	5,360,000
Series 2016-12A, Class BR2, (3-mo. CME Term SOFR + 1.81%), 7.09%, 04/18/33(a)(c)	3,000	3,005,707
Series 2017-13A, Class A1AR, (3-mo. CME Term SOFR + 1.22%), 6.52%, 07/15/30(a)(c)	2,496	2,497,361
Series 2017-13A, Class A2R, (3-mo. CME Term SOFR + 1.81%), 7.11%, 07/15/30(a)(c)	250	250,057
Series 2017-14A, Class D1R, (3-mo. CME Term SOFR + 3.10%), 7.84%, 07/20/37(a)(c)	1,130	1,142,819
Series 2019-16A, Class AR, (3-mo. CME Term SOFR + 1.26%), 6.57%, 04/10/33(a)(c)	1,456	1,456,091
Series 2019-17A, Class AR2, (3-mo. CME Term SOFR + 1.40%), 6.70%, 07/20/37(a)(c)	1,680	1,684,163
Series 2020-18A, Class A1R2, (3-mo. CME Term SOFR + 1.37%), 6.60%, 07/20/37(a)(c)	1,100	1,100,557
Series 2020-18A, Class D1R2, (3-mo. CME Term SOFR + 3.10%), 8.33%, 07/20/37(a)(c)	360	364,217
Series 2020-20A, Class B1R, (3-mo. CME Term SOFR + 1.95%), 7.23%, 04/18/37(a)(c)	370	372,384
Series 2020-8RA, Class A1, (3-mo. CME Term SOFR + 1.48%), 6.77%, 01/17/32(a)(c)	1,382	1,383,919
Series 2021-22A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.72%, 12/02/34(a)(c)	2,020	2,022,275
Series 2021-22A, Class B1, (3-mo. CME Term SOFR + 1.96%), 7.24%, 12/02/34(a)(c)	340	341,484
Series 2024-37A, Class A1, (3-mo. CME Term SOFR + 1.36%), 10/15/37(a)(c)(e)	2,180	2,180,000
Series 2024-37A, Class B1, (3-mo. CME Term SOFR + 1.68%), 10/15/37(a)(c)(e)	2,180	2,180,000
Octagon 56 Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.21%, 10/15/34(a)(c)	250	250,356
Octagon 57 Ltd., Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.91%), 7.21%, 10/15/34(a)(c)	870	872,605
Octagon 66 Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.75%), 6.85%, 11/16/36(a)(c)	6,100	6,141,977
Octagon Investment Partners 18-R Ltd., Series 2018- 18A, Class A1A, (3-mo. CME Term SOFR + 1.22%), 6.51%, 04/16/31(a)(c)	1,891	1,893,652
Octagon Investment Partners 36 Ltd., Series 2018- 1A, Class A1, (3-mo. CME Term SOFR + 1.23%), 6.53%, 04/15/31(a)(c)	1,035	1,036,117
Octagon Investment Partners 37 Ltd., Series 2018- 2A, Class A2, (3-mo. CME Term SOFR + 1.84%), 7.13%, 07/25/30(a)(c)	650	650,597
Octagon Investment Partners 39 Ltd.
Series 2018-3A, Class AR, (3-mo. CME Term SOFR + 1.15%), 6.43%, 10/20/30(a)(c)	1,534	1,534,510

14	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Octagon Investment Partners 39 Ltd. Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.80%), 7.08%, 10/20/30(a)(c)	USD 5,640	$5,645,904
Octagon Investment Partners 51 Ltd., Series 2021- 1A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.69%, 07/20/34(a)(c)	1,250	1,250,129
Octagon Investment Partners XIV Ltd., Series 2012- 1A, Class AARR, (3-mo. CME Term SOFR + 1.21%), 6.51%, 07/15/29(a)(c)	31	30,770
Octagon Investment Partners XV Ltd., Series 2013- 1A, Class A2R, (3-mo. CME Term SOFR + 1.61%), 6.89%, 07/19/30(a)(c)	350	350,811
Octagon Investment Partners XVI Ltd., Series 2013- 1A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 6.57%, 07/17/30(a)(c)	371	371,688
Octagon Investment Partners XVII Ltd.
Series 2013-1A, Class A1R2, (3-mo. CME Term SOFR + 1.26%), 6.55%, 01/25/31(a)(c)	481	481,259
Series 2013-1A, Class A2R2, (3-mo. CME Term SOFR + 1.36%), 6.65%, 01/25/31(a)(c)	500	500,004
OHA Credit Funding 17 Ltd., Series 2024-17A, Class A, (3-mo. CME Term SOFR + 1.48%), 6.79%, 04/20/37(a)(c)	2,140	2,140,837
OHA Credit Funding 2 Ltd., Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.69%, 04/21/34(a)(c)	1,800	1,800,595
OHA Credit Funding 3 Ltd., Series 2019-3A, Class AR, (3-mo. CME Term SOFR + 1.40%), 6.68%, 07/02/35(a)(c)	250	250,082
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.69%, 10/22/36(a)(c)	1,000	1,000,309
Oha Credit Funding 5 Ltd.
Series 2020-5A, Class AR, (3-mo. CME Term SOFR + 1.35%), 0.00%, 10/18/37(a)(d)	12,790	12,790,000
Series 2020-5A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 0.00%, 10/18/37(a)(d)	2,600	2,600,000
OHA Credit Funding 5 Ltd.
Series 2020-5A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.71%, 04/18/33(a)(c)	295	295,132
Series 2020-5A, Class A2A, (3-mo. CME Term SOFR + 1.71%), 6.99%, 04/18/33(a)(c)	300	300,111
Series 2020-5A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.14%, 04/18/33(a)(c)	2,080	2,086,847
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR, (3-mo. CME Term SOFR + 1.40%), 6.68%, 07/20/34(a)(c)	670	670,153
OHA Credit Funding 7 Ltd., Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.58%, 02/24/37(a)(c)	3,520	3,522,908
OHA Credit Funding 9 Ltd.
Series 2021-9A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 10/19/37(a)(c)(e)	3,890	3,890,000
Series 2021-9A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.24%, 07/19/35(a)(c)	1,890	1,899,727
Series 2021-9A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 10/19/37(a)(c)(e)	1,890	1,890,000
OHA Credit Partners XI Ltd., Series 2015-11A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.74%, 04/20/37(a)(c)	3,345	3,353,441

Security	Par (000)	Value

Asset-Backed Securities (continued)
OHA Credit Partners XII Ltd., Series 2015-12A, Class B1R2, (3-mo. CME Term SOFR + 1.95%), 7.23%, 04/23/37(a)(c)	USD 1,700	$1,716,170
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 6.20%, 10/18/37(a)(c)	5,340	5,340,259
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.40%, 05/23/31(a)(c)	843	844,000
Series 2015-1A, Class AR3, (3-mo. CME Term SOFR + 1.41%), 6.69%, 01/19/37(a)(c)	1,360	1,361,375
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.80%, 07/20/37(a)(c)	2,640	2,642,881
OneMain Financial Issuance Trust
Series 2021-1A, Class B, 1.95%, 06/16/36(a)	4,700	4,312,710
Series 2021-1A, Class C, 2.22%, 06/16/36(a)	4,680	4,269,527
Series 2023-2A, Class D, 7.52%, 09/15/36(a)	1,720	1,813,046
Series 2024-1A, Class A, 5.79%, 05/14/41(a)	10,618	11,228,280
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo. CME Term SOFR + 0.85%), 5.70%, 11/25/35(c)	460	389,840
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(b) .	4,040	3,505,932
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(b) .	2,440	2,128,219
Orchard Park CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 10/20/37(a)(c)(e)	14,850	14,850,000
Series 2024-1A, Class B1, (3-mo. CME Term SOFR + 1.70%), 10/20/37(a)(c)(e)	1,340	1,340,000
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (1-mo. LIBOR US + 1.20%), 6.41%, 10/15/37(a)(c)	540	533,982
OSD CLO Ltd., Series 2021-23A, Class E, (3-mo. CME Term SOFR + 6.26%), 11.55%, 04/17/31(a)(c) .	1,000	1,000,078
Owl Rock CLO V Ltd., Series 2020-5A, Class A1R, (3-mo. CME Term SOFR + 1.78%), 7.06%, 04/20/34(a)(c)	1,350	1,351,701
Owl Rock CLO XVIII LLC, Series 2024-18A, Class A, (3-mo. CME Term SOFR + 1.70%), 7.00%, 07/24/36(a)(c)	2,990	2,986,049
OZLM VIII Ltd.
Series 2014-8A, Class A2R3, (3-mo. CME Term SOFR + 1.91%), 7.20%, 10/17/29(a)(c)	1,185	1,185,283
Series 2014-8A, Class BR3, (3-mo. CME Term SOFR + 2.36%), 7.65%, 10/17/29(a)(c)	1,750	1,752,791
OZLM XIV Ltd., Series 2015-14A, Class A1SR, (3- mo. CME Term SOFR + 1.51%), 6.81%, 07/15/34(a)(c)	1,500	1,501,116
OZLM XVIII Ltd., Series 2018-18A, Class B, (3-mo. CME Term SOFR + 1.81%), 7.11%, 04/15/31(a)(c)	550	551,595
OZLM XXII Ltd.
Series 2018-22A, Class A1, (3-mo. CME Term SOFR + 1.33%), 6.62%, 01/17/31(a)(c)	522	522,692
Series 2018-22A, Class A2, (3-mo. CME Term SOFR + 1.76%), 7.05%, 01/17/31(a)(c)	500	501,452
Pagaya AI Debt Selection Trust, Series 2021-2, Class NOTE, 3.00%, 01/25/29(a)	285	280,310
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(a)	1,000	794,213
Palmer Square CLO Ltd. Series 2013-2A, Class A1A3, (3-mo. CME Term SOFR + 1.26%), 6.55%, 10/17/31(a)(c)	1,853	1,854,137

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Palmer Square CLO Ltd.
Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.39%), 6.68%, 01/17/31(a)(c)	USD 245	$246,416
Series 2014-1A, Class CR2, (3-mo. CME Term SOFR + 2.91%), 8.20%, 01/17/31(a)(c)	400	400,933
Series 2015-1A, Class A1A4, (3-mo. CME Term SOFR + 1.39%), 6.52%, 05/21/34(a)(c)	660	661,108
Series 2015-1A, Class A2R4, (3-mo. CME Term SOFR + 1.96%), 7.09%, 05/21/34(a)(c)	1,330	1,333,227
Series 2015-2A, Class CR2, (3-mo. CME Term SOFR + 3.01%), 8.29%, 07/20/30(a)(c)	1,250	1,253,414
Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 6.53%, 11/14/34(a)(c)	2,380	2,383,808
Series 2020-3A, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 6.77%, 11/15/36(a)(c)	960	963,279
Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.71%, 01/15/35(a)(c)	390	390,410
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.21%, 10/15/34(a)(c)	250	250,908
Series 2022-3A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 6.54%, 07/20/37(a)(c)	720	720,007
Series 2022-3A, Class B1R, (3-mo. CME Term SOFR + 1.60%), 6.79%, 07/20/37(a)(c)	250	250,617
Series 2022-3A, Class D1R, (3-mo. CME Term SOFR + 2.95%), 8.14%, 07/20/37(a)(c)	450	451,922
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.65%), 6.94%, 07/20/37(a)(c)	2,300	2,301,974
Palmer Square Loan Funding Ltd.
Series 2021-2A, Class A2, (3-mo. CME Term SOFR + 1.51%), 6.64%, 05/20/29(a)(c)	3,560	3,565,291
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 5.26%), 10.54%, 07/20/29(a)(c)	250	250,386
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 2.01%), 7.31%, 10/15/29(a)(c)	250	250,555
Series 2021-4A, Class C, (3-mo. CME Term SOFR + 2.86%), 8.16%, 10/15/29(a)(c)	250	249,503
Series 2022-2A, Class A2, (3-mo. CME Term SOFR + 1.90%), 7.20%, 10/15/30(a)(c)	2,350	2,353,713
Series 2022-2A, Class B, (3-mo. CME Term SOFR + 2.20%), 7.50%, 10/15/30(a)(c)	1,360	1,363,624
Series 2022-2A, Class C, (3-mo. CME Term SOFR + 3.10%), 8.40%, 10/15/30(a)(c)	250	251,500
Series 2022-3A, Class A2R, (3-mo. CME Term SOFR + 1.60%), 6.90%, 04/15/31(a)(c)	10,380	10,362,056
Series 2024-1A, Class A2, (3-mo. CME Term SOFR + 1.45%), 6.56%, 10/15/32(a)(c)	1,150	1,155,668
Park Avenue Institutional Advisers CLO Ltd.
Series 2016-1A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 6.56%, 08/23/31(a)(c)	158	157,816
Series 2017-1A, Class DR, (3-mo. CME Term SOFR + 7.07%), 12.19%, 02/14/34(a)(c)	900	856,723
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.66%), 8.96%, 07/15/34(a)(c)	1,900	1,905,176
Pikes Peak CLO 1, Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.73%, 07/24/31(a)(c)	548	548,384
Pikes Peak CLO 4, Series 2019-4A, Class AR, (3-mo. CME Term SOFR + 1.46%), 6.76%, 07/15/34(a)(c)	250	250,000
Pikes Peak CLO 6, Series 2020-6A, Class AR2, (3- mo. CME Term SOFR + 1.43%), 6.53%, 05/18/34(a)(c)	1,406	1,406,555

Security	Par (000)	Value

Asset-Backed Securities (continued)
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class M1, (1-mo. CME Term SOFR + 0.65%), 5.51%, 05/25/36(c)	USD 3,259	$3,099,700
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 07/25/51(a)(b)	4,443	4,415,451
Series 2021-RN4, Class A1, 2.49%, 10/25/51(a)(c)	4,950	4,944,397
Series 2023-RN2, Class A1, 8.11%, 11/25/53(a)(b)	4,331	4,393,891
Series 2024-NPL4, Class A1, 7.00%, 07/25/54(a)(b)	4,829	4,886,250
Series 2024-NPL5, Class A1, 5.96%, 09/25/54(a)(b)	3,767	3,766,970
Prodigy Finance DAC
Series 2021-1A, Class B, (1-mo. CME Term SOFR + 2.61%), 7.47%, 07/25/51(a)(c)	760	760,980
Series 2021-1A, Class C, (1-mo. CME Term SOFR + 3.86%), 8.72%, 07/25/51(a)(c)	760	765,262
Series 2021-1A, Class D, (1-mo. CME Term SOFR + 6.01%), 10.87%, 07/25/51(a)(c)	567	574,893
Progress Residential Trust
Series 2021-SFR10, Class E2, 3.67%, 12/17/40(a)	937	869,482
Series 2021-SFR10, Class F, 4.61%, 12/17/40(a)	3,786	3,552,706
Series 2021-SFR5, Class F, 3.16%, 07/17/38(a)	1,808	1,711,865
Series 2021-SFR6, Class F, 3.42%, 07/17/38(a)	3,577	3,392,052
Series 2021-SFR8, Class F, 3.18%, 10/17/38(a)	4,500	4,220,020
Series 2021-SFR9, Class F, 4.05%, 11/17/40(a)	2,400	2,201,735
Series 2022-SFR1, Class F, 4.88%, 02/17/41(a)	5,000	4,618,494
Series 2022-SFR5, Class E1, 6.62%, 06/17/39(a)	3,130	3,177,284
Series 2023-SFR2, Class E1, 4.75%, 10/17/40(a)	1,041	987,333
Series 2024-SFR2, Class E1, 3.40%, 04/17/41(a)(c)	2,000	1,802,358
Series 2024-SFR2, Class E2, 3.65%, 04/17/41(a)(c)	2,000	1,796,365
Series 2024-SFR4, Class E1, 3.33%, 07/17/41(a)	5,640	5,027,987
Series 2024-SFR4, Class E2, 3.40%, 07/17/41(a)	5,000	4,415,821
RAAC Trust, Series 2006-SP3, Class M3, (1-mo. CME Term SOFR + 1.46%), 6.32%, 08/25/36(c)	1,613	1,563,742
Race Point IX CLO Ltd., Series 2015-9A, Class A1A2, (3-mo. CME Term SOFR + 1.20%), 6.50%, 10/15/30(a)(c)	246	246,271
Rad CLO 15 Ltd.
Series 2021-15A, Class A, (3-mo. CME Term SOFR + 1.35%), 6.63%, 01/20/34(a)(c)	1,540	1,541,404
Series 2021-15A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.19%, 01/20/34(a)(c)	820	821,105
Series 2021-15A, Class E, (3-mo. CME Term SOFR + 6.46%), 11.74%, 01/20/34(a)(c)	4,500	4,468,824
RAD CLO 23 Ltd., Series 2024-23A, Class B1, (3-mo. CME Term SOFR + 2.05%), 7.34%, 04/20/37(a)(c)	1,090	1,098,531
Rad CLO 7 Ltd.
Series 2020-7A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 6.64%, 04/17/36(a)(c)	700	700,014
Series 2020-7A, Class B1R, (3-mo. CME Term SOFR + 1.90%), 7.19%, 04/17/36(a)(c)	2,500	2,502,547
Series 2020-7A, Class CR, (3-mo. CME Term SOFR + 2.60%), 7.89%, 04/17/36(a)(c)	1,340	1,352,362
Series 2020-7A, Class D1R, (3-mo. CME Term SOFR + 4.15%), 9.44%, 04/17/36(a)(c)	480	489,143
Rad CLO 9 Ltd., Series 2020-9A, Class B1, (3-mo. CME Term SOFR + 2.16%), 7.46%, 01/15/34(a)(c)	500	501,062
Redwood Funding Trust, Series 2023-1, Class A, 7.50%, 07/25/59(a)(b)	568	567,905
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3-mo. CME Term SOFR + 1.42%), 6.70%, 04/20/34(a)(c)	3,000	3,003,924

16	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Regatta VII Funding Ltd., Series 2016-1A, Class BR2, (3-mo. CME Term SOFR + 1.86%), 6.68%, 06/20/34(a)(c)	USD 250	$251,014
Regatta VIII Funding Ltd., Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 2.05%), 7.38%, 04/17/37(a)(c)	1,255	1,263,659
Regatta XI Funding Ltd.
Series 2018-1A, Class AR, (3-mo. CME Term SOFR + 1.40%), 6.70%, 07/17/37(a)(c)	250	250,195
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 7.05%, 07/17/37(a)(c)	4,650	4,655,918
Regatta XII Funding Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.39%), 10/15/37(a)(c)(e)	4,670	4,670,000
Regatta XIX Funding Ltd.
Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.32%), 6.60%, 04/20/35(a)(c)	250	250,376
Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.85%), 7.13%, 04/20/35(a)(c)	420	421,928
Regatta XV Funding Ltd., Series 2018-4A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 6.49%, 10/25/31(a)(c)	462	462,531
Regatta XVII Funding Ltd., Series 2020-1A, Class E, (3-mo. CME Term SOFR + 7.87%), 13.17%, 10/15/33(a)(c)	500	500,569
Regatta XVIII Funding Ltd., Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.66%, 01/15/34(a)(c)	250	250,300
Regatta XXIII Funding Ltd., Series 2021-4A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.69%, 01/20/35(a)(c)	840	841,254
Regatta XXIV Funding Ltd., Series 2021-5A, Class E, (3-mo. CME Term SOFR + 7.06%), 12.34%, 01/20/35(a)(c)	1,500	1,502,869
Regatta XXVII Funding Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.53%), 6.83%, 04/26/37(a)(c)	2,040	2,053,647
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/30(a)	155	153,954
Series 2020-1, Class B, 3.23%, 10/15/30(a)	320	315,643
Series 2021-1, Class A, 1.68%, 03/17/31(a)	61	59,806
Series 2021-2, Class B, 2.35%, 08/15/33(a)	1,098	1,001,479
Series 2021-2, Class C, 3.23%, 08/15/33(a)	820	753,704
Series 2021-3, Class A, 3.88%, 10/17/33(a)(f)	10,210	9,534,098
Series 2022-1, Class A, 3.07%, 03/15/32(a)	2,527	2,484,056
Series 2022-1, Class B, 3.71%, 03/15/32(a)	5,452	5,294,889
Series 2022-1, Class C, 4.46%, 03/15/32(a)	1,111	1,082,614
Series 2022-1, Class D, 6.72%, 03/15/32(a)	2,072	2,031,000
Series 2022-2B, Class A, 7.10%, 11/17/32(a)	6,193	6,212,597
Series 2024-1, Class D, 7.46%, 07/15/36(a)	1,034	1,075,306
Renaissance Home Equity Loan Trust, Series 2005-3, Class AF4, 5.14%, 11/25/35(b)	540	537,806
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/31(a)	3,550	3,416,416
Series 2024-A, Class B, 6.47%, 08/20/32(a)	4,430	4,508,933
Series 2024-A, Class C, 7.28%, 08/20/32(a)	1,794	1,829,705
Series 2024-A, Class D, 9.49%, 08/20/32(a)	4,072	4,159,279
Riserva CLO Ltd., Series 2016-3A, Class ARR, (3- mo. CME Term SOFR + 1.32%), 6.60%, 01/18/34(a)(c)	1,100	1,100,384

Security	Par (000)	Value

Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3-mo. CME Term SOFR + 1.36%), 6.64%, 04/20/34(a)(c)	USD 500	$500,161
Series 2017-2A, Class BR, (3-mo. CME Term SOFR + 1.76%), 7.06%, 10/15/29(a)(c)	1,250	1,250,697
Series 2017-2A, Class CR, (3-mo. CME Term SOFR + 2.16%), 7.46%, 10/15/29(a)(c)	1,000	1,000,907
Series 2017-2A, Class DR, (3-mo. CME Term SOFR + 3.11%), 8.41%, 10/15/29(a)(c)	1,000	1,000,189
Series 2017-3A, Class A, (3-mo. CME Term SOFR + 1.45%), 6.73%, 10/20/30(a)(c)	1,405	1,406,953
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.49%, 05/20/31(a)(c)	1,028	1,028,870
Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.42%), 6.70%, 10/20/31(a)(c)	177	177,281
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 2.06%), 7.34%, 10/20/31(a)(c)	620	621,375
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.71%, 07/20/34(a)(c)	3,500	3,503,818
Series 2021-2A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.70%, 07/20/34(a)(c)	1,510	1,510,364
Romark CLO II Ltd., Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.14%), 6.43%, 07/25/31(a)(c)	206	206,466
Romark CLO Ltd., Series 2017-1A, Class A1R, (3- mo. CME Term SOFR + 1.29%), 6.58%, 10/23/30(a)(c)	443	444,004
Romark WM-R Ltd., Series 2018-1A, Class A1, (3- mo. CME Term SOFR + 1.29%), 6.57%, 04/20/31(a)(c)	840	840,146
RR 12 Ltd., Series 2020-12A, Class A2R3, (3-mo. CME Term SOFR + 1.60%), 6.90%, 01/15/36(a)(c)	1,210	1,209,949
RR 18 Ltd., Series 2021-18A, Class A2, (3-mo. CME Term SOFR + 1.86%), 7.16%, 10/15/34(a)(c)	650	652,199
RR 19 Ltd., Series 2021-19A, Class A2, (3-mo. CME Term SOFR + 1.91%), 7.21%, 10/15/35(a)(c)	500	502,721
RR 26 Ltd., Series 2023-26A, Class A1, (3-mo. CME Term SOFR + 1.78%), 7.08%, 04/15/38(a)(c)	720	722,892
RR 28 Ltd., Series 2024-28RA, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.85%, 04/15/37(a)(c)	250	250,656
RR 29 Ltd., Series 2024-29RA, Class A1R, (3-mo. CME Term SOFR + 1.39%), 6.69%, 07/15/39(a)(c)	250	251,284
RR 3 Ltd., Series 2018-3A, Class A1R2, (3-mo. CME Term SOFR + 1.35%), 6.65%, 01/15/30(a)(c)	1,757	1,757,689
RR 32 Ltd.
Series 2024-32RA, Class A1R, (3-mo. CME Term SOFR + 1.36%), 10/15/39(a)(c)(e)	11,850	11,850,000
Series 2024-32RA, Class A2R, (3-mo. CME Term SOFR + 1.70%), 10/15/39(a)(c)(e)	2,690	2,690,000
Sandstone Peak Ltd.
Series 2021-1A, Class A2R, (3-mo. CME Term SOFR + 1.68%), 6.53%, 10/15/34(a)(c)	3,360	3,360,000
Series 2021-1A, Class B1R, (3-mo. CME Term SOFR + 1.83%), 6.68%, 10/15/34(a)(c)	1,290	1,290,000
Saxon Asset Securities Trust, Series 2004-2, Class MF5, 3.01%, 08/25/35(b)	397	301,153
Securitized Asset-Backed Receivables LLC Trust
Series 2007-BR1, Class A2A, (1-mo. CME Term SOFR + 0.33%), 5.19%, 02/25/37(c)	385	168,548
Series 2007-BR1, Class A2B, (1-mo. CME Term SOFR + 0.65%), 5.51%, 02/25/37(c)	2,054	897,829

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Securitized Asset-Backed Receivables LLC Trust Series 2007-NC2, Class A2C, (1-mo. CME Term SOFR + 0.55%), 5.41%, 01/25/37(c)	USD 446	$322,426
Service Experts Issuer LLC
Series 2021-1A, Class A, 2.67%, 02/02/32(a)	1,662	1,610,114
Series 2024-1A, Class A, 6.39%, 11/20/35(a)	2,605	2,685,292
SESAC Finance LLC
Series 2019-1, Class A2, 5.22%, 07/25/49(a)	2,478	2,466,418
Series 2024-1, Class A2, 6.42%, 01/25/54(a)	671	687,172
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (1-mo. CME Term SOFR + 0.43%), 5.29%, 07/25/36(c)	184	39,701
Shackleton CLO Ltd., Series 2013-3A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.68%, 07/15/30(a)(c)	277	277,007
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, (3-mo. CME Term SOFR + 1.42%), 6.71%, 04/17/34(a)(c)	2,750	2,753,495
Signal Peak CLO 5 Ltd.
Series 2018-5A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.84%, 04/25/37(a)(c)	1,810	1,814,786
Series 2018-5A, Class BR, (3-mo. CME Term SOFR + 2.20%), 7.49%, 04/25/37(a)(c)	390	394,395
Signal Peak CLO 7 Ltd.
Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.98%, 10/20/37(a)(c)	600	600,000
Series 2019-1A, Class BR, (3-mo. CME Term SOFR + 1.80%), 6.36%, 10/20/37(a)(c)	480	480,000
Signal Peak CLO 8 Ltd., Series 2020-8A, Class A, (3-mo. CME Term SOFR + 1.53%), 6.81%, 04/20/33(a)(c)	500	501,083
Silver Point CLO 5 Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.40%), 6.13%, 10/20/37(a)(c)	970	970,474
Sixth Street CLO IX Ltd., Series 2017-9A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.66%, 07/21/37(a)(c)	1,290	1,291,935
Sixth Street CLO XVII Ltd., Series 2021-17A, Class E, (3-mo. CME Term SOFR + 6.46%), 11.74%, 01/20/34(a)(c)	500	498,575
Sixth Street CLO XX Ltd., Series 2021-20A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.19%, 10/20/34(a)(c)	970	973,599
SLM Private Credit Student Loan Trust
Series 2005-A, Class A4, (3-mo. CME Term SOFR + 0.57%), 5.52%, 12/15/38(c)	873	860,762
Series 2005-B, Class A4, (3-mo. CME Term SOFR + 0.59%), 5.54%, 06/15/39(c)	679	665,875
Series 2006-BW, Class A5, (3-mo. CME Term SOFR + 0.46%), 5.41%, 12/15/39(c)	1,292	1,246,896
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1-mo. CME Term SOFR + 4.86%), 9.96%, 10/15/41(a)(c)	2,379	2,490,253
SMB Private Education Loan Trust
Series 2015-C, Class B, 3.50%, 09/15/43(a)	1,110	1,097,700
Series 2016-B, Class A2A, 2.43%, 02/17/32(a)	172	170,218
Series 2017-A, Class A2B, (1-mo. CME Term SOFR + 1.01%), 6.11%, 09/15/34(a)(c)	422	422,627
Series 2017-B, Class A2A, 2.82%, 10/15/35(a)	324	318,041
Series 2017-B, Class A2B, (1-mo. CME Term SOFR + 0.86%), 5.96%, 10/15/35(a)(c)	532	531,120

Security	Par (000)	Value

Asset-Backed Securities (continued)
SMB Private Education Loan Trust
Series 2018-A, Class A2B, (1-mo. CME Term SOFR + 0.91%), 6.01%, 02/15/36(a)(c)	USD 1,209	$1,206,153
Series 2019-B, Class A2A, 2.84%, 06/15/37(a)	1,717	1,667,328
Series 2021-A, Class C, 2.99%, 01/15/53(a)	2,274	1,966,220
Series 2021-A, Class D1, 3.86%, 01/15/53(a)	484	434,248
Series 2021-A, Class D2, 3.86%, 01/15/53(a)	330	295,659
Series 2021-B, Class A, 1.31%, 07/17/51(a)	1,958	1,816,560
Series 2021-C, Class A2, (1-mo. CME Term SOFR + 0.91%), 6.01%, 01/15/53(a)(c)	1,158	1,145,679
Series 2021-C, Class APT1, 1.39%, 01/15/53(a)	1,045	950,078
Series 2021-C, Class B, 2.30%, 01/15/53(a)	748	713,392
Series 2024-A, Class A1B, (SOFR (30-day) + 1.45%), 6.79%, 03/15/56(a)(c)	6,503	6,542,996
Series 2024-A, Class B, 5.88%, 03/15/56(a)	6,500	6,684,023
Series 2024-C, Class A1B, (SOFR (30-day) + 1.10%), 6.44%, 06/17/52(a)(c)	2,544	2,523,412
SoFi Personal Loan Trust
Series 2023-1A, Class A, 6.00%, 11/12/30(a)	5,128	5,220,526
Series 2024-1A, Class A, 6.06%, 02/12/31(a)	6,946	7,071,580
SoFi Professional Loan Program LLC
Series 2018-A, Class B, 3.61%, 02/25/42(a)	290	274,119
Series 2019-B, Class A2FX, 3.09%, 08/17/48(a)	265	258,845
SoFi Professional Loan Program Trust
Series 2018-B, Class BFX, 3.83%, 08/25/47(a)	156	147,903
Series 2018-D, Class BFX, 4.14%, 02/25/48(a)	100	94,863
Series 2020-A, Class BFX, 3.12%, 05/15/46(a)	226	194,557
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 6.61%, 01/26/31(a)(c)	136	136,290
Soundview Home Loan Trust
Series 2004-WMC1, Class M2, (1-mo. CME Term SOFR + 0.91%), 5.76%, 01/25/35(c)	92	77,691
Series 2005-OPT3, Class M4, (1-mo. CME Term SOFR + 1.13%), 5.99%, 11/25/35(c)	313	243,839
Series 2007-NS1, Class M1, (1-mo. CME Term SOFR + 0.46%), 5.32%, 01/25/37(c)	445	425,413
Southwick Park CLO LLC
Series 2019-4A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 6.60%, 07/20/32(a)(c)	450	450,274
Series 2019-4A, Class B1R, (3-mo. CME Term SOFR + 1.76%), 7.04%, 07/20/32(a)(c)	380	380,330
SPLT
Series 23-1, Class R1, 0.00%, 10/15/30(a)(d)	43	2,132,602
Series 24-1, Class R1, 0.00%, 02/12/31(a)(d)	135	5,202,759
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 09/25/37(a)	920	853,288
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.51%), 6.81%, 10/15/30(a)(c)	110	110,413
Stratus CLO Ltd., Series 2021-1A, Class SUB, 0.00%, 12/29/29(a)(c)(d)	1,000	2,130
Structured Asset Investment Loan Trust, Series 2004- 10, Class A11, (1-mo. CME Term SOFR + 1.61%), 6.47%, 11/25/34(c)	110	115,653
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2007-GEL1, Class A3, (1-mo. CME Term SOFR + 0.71%), 5.57%, 01/25/37(a)(c)	1,494	1,217,749
Series 2007-GEL2, Class M1, (1-mo. CME Term SOFR + 1.16%), 6.02%, 05/25/37(a)(c)	1,641	1,290,778

18	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(a)	USD	3,606	$3,723,994
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 06/30/54(a)		898	852,265
Sycamore Tree CLO Ltd., Series 2024-5A, Class B, (3-mo. CME Term SOFR + 2.25%), 7.57%, 04/20/36(a)(c)		2,150	2,158,868
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3-mo. CME Term SOFR + 1.22%), 6.51%, 04/16/31(a)(c)		767	767,301
Symphony CLO XVI Ltd., Series 2015-16A,
Class ARR, (3-mo. CME Term SOFR + 1.20%), 6.50%, 10/15/31(a)(c)		1,575	1,576,037
Symphony CLO XX Ltd., Series 2018-20A,
Class BR2, (3-mo. CME Term SOFR + 1.55%), 6.84%, 01/16/32(a)(c)		640	639,046
Symphony CLO XXI Ltd., Series 2019-21A, Class AR, (3-mo. CME Term SOFR + 1.32%), 6.62%, 07/15/32(a)(c)		410	410,468
Symphony CLO XXIII Ltd.
Series 2020-23A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.16%, 01/15/34(a)(c)		1,150	1,151,835
Series 2020-23A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.56%, 01/15/34(a)(c)		1,500	1,504,276
Series 2020-23A, Class ER, (3-mo. CME Term SOFR + 6.41%), 11.71%, 01/15/34(a)(c)		1,250	1,254,092
Symphony CLO XXIV Ltd., Series 2020-24A, Class AR, (3-mo. CME Term SOFR + 1.20%), 6.48%, 01/23/32(a)(c)		236	236,007
Symphony CLO XXVI Ltd., Series 2021-26A,
Class AR, (3-mo. CME Term SOFR + 1.34%), 6.62%, 04/20/33(a)(c)		646	647,006
Symphony Static CLO I Ltd., Series 2021-1A,
Class C, (3-mo. CME Term SOFR + 2.11%), 7.40%, 10/25/29(a)(c)		500	501,321
TCI-Flatiron CLO Ltd.
Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.22%), 6.32%, 11/18/30(a)(c)		302	302,090
Series 2018-1A, Class ANR, (3-mo. CME Term SOFR + 1.32%), 6.59%, 01/29/32(a)(c)		309	309,372
TCI-Symphony CLO Ltd., Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.81%), 7.11%, 07/15/30(a)(c)		1,000	1,001,359
Terwin Mortgage Trust, Series 2005-10HE, Class M5, (1-mo. CME Term SOFR + 1.13%), 5.99%, 06/25/36(c)		256	230,242
Thayer Park CLO Ltd., Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 6.58%, 04/20/34(a)(c)		950	950,069
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 6.68%, 01/15/34(a)(c)		4,250	4,252,635
Series 2016-6A, Class BR2, (3-mo. CME Term SOFR + 1.76%), 7.06%, 01/15/34(a)(c)		320	320,866
TICP CLO VII Ltd.
Series 2017-7A, Class BR2, (3-mo. CME Term SOFR + 1.90%), 7.20%, 04/15/33(a)(c)		2,740	2,747,161
Series 2017-7A, Class ER, (3-mo. CME Term SOFR + 7.31%), 12.61%, 04/15/33(a)(c)		600	594,140
TICP CLO VIII Ltd., Series 2017-8A, Class A2R, (3- mo. CME Term SOFR + 1.96%), 7.24%, 10/20/34(a)(c)		1,780	1,784,602

Security		Par (000)	Value

Asset-Backed Securities (continued)
TICP CLO X Ltd., Series 2018-10A, Class B, (3-mo. CME Term SOFR + 1.73%), 7.01%, 04/20/31(a)(c)	USD	570	$570,423
TICP CLO XI Ltd.
Series 2018-11A, Class AR, (3-mo. CME Term SOFR + 1.53%), 6.82%, 04/25/37(a)(c)		250	250,549
Series 2018-11A, Class BR, (3-mo. CME Term SOFR + 2.05%), 7.34%, 04/25/37(a)(c)		2,760	2,781,486
TICP CLO XII Ltd., Series 2018-12A, Class AR, (3-mo. CME Term SOFR + 1.43%), 6.73%, 07/15/34(a)(c)		250	250,091
TICP CLO XIV Ltd., Series 2019-14A, Class DR, (3-mo. CME Term SOFR + 6.96%), 12.24%, 10/20/32(a)(c)		1,250	1,264,835
TICP CLO XV Ltd.
Series 2020-15A, Class A, (3-mo. CME Term SOFR + 1.54%), 6.82%, 04/20/33(a)(c)		1,250	1,251,127
Series 2020-15A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.24%, 04/20/33(a)(c)		250	250,877
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-mo. CME Term SOFR + 1.11%), 5.97%, 05/25/58(a)(c)		796	820,352
Trestles CLO IV Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.43%), 6.71%, 07/21/34(a)(c)		2,060	2,062,303
Trestles CLO V Ltd., Series 2021-5A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.71%, 10/20/34(a)(c)		12,895	12,900,812
Tricon American Homes Trust
Series 2018-SFR1, Class E, 4.56%, 05/17/37(a)		2,000	1,985,677
Series 2019-SFR1, Class E, 3.40%, 03/17/38(a)		2,000	1,943,883
Series 2020-SFR1, Class F, 4.88%, 07/17/38(a)		7,351	7,309,326
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38(a)		3,250	3,063,723
Series 2021-SFR1, Class G, 4.13%, 07/17/38(a)		2,099	1,963,617
Trimaran Cavu Ltd.
Series 2019-1A, Class A2, (3-mo. CME Term SOFR + 2.16%), 7.44%, 07/20/32(a)(c)		250	250,089
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 8.80%, 10/25/34(a)(c)		300	300,712
Trinitas CLO IV Ltd., Series 2016-4A, Class A2L2, (3-mo. CME Term SOFR + 1.66%), 6.94%, 10/18/31(a)(c)		250	250,251
Trinitas CLO XVIII Ltd., Series 2021-18A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.71%, 01/20/35(a)(c)		250	250,159
Trinitas CLO XXVIII Ltd., Series 2024-28A, Class A1, (3-mo. CME Term SOFR + 1.55%), 6.88%, 04/25/37(a)(c)		620	621,605
Verdelite Static CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.13%), 6.42%, 07/20/32(a)(c)		1,700	1,703,380
Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.65%), 6.94%, 07/20/32(a)(c)		290	290,236
VOLT CVI LLC, Series 2021-NP12, Class A1, 2.73%, 12/26/51(a)(b)		8,626	8,590,401
Voya CLO Ltd.
Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 6.52%, 04/25/31(a)(c)		483	485,605
Series 2013-3A, Class A1RR, (3-mo. CME Term SOFR + 1.41%), 6.69%, 10/18/31(a)(c)		331	331,322
Series 2015-3A, Class A1R3, (3-mo. CME Term SOFR + 1.15%), 6.43%, 10/20/31(a)(c)		431	432,757

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Voya CLO Ltd.
Series 2016-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 6.61%, 01/20/31(a)(c)	USD	792	$795,571
Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 6.50%, 04/17/30(a)(c)		78	78,486
Series 2017-3A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 6.58%, 04/20/34(a)(c)		1,250	1,252,936
Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.21%), 6.49%, 04/19/31(a)(c)		448	450,119
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.56%), 6.84%, 04/19/31(a)(c)		250	250,430
Series 2018-2A, Class A1, (3-mo. CME Term SOFR + 1.26%), 6.56%, 07/15/31(a)(c)		154	154,617
Series 2018-3A, Class A1R2, (3-mo. CME Term SOFR + 1.20%), 6.50%, 10/15/31(a)(c)		221	221,182
Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.20%), 6.48%, 07/20/32(a)(c)		4,000	4,017,266
Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.24%, 07/19/34(a)(c)		450	451,800
Series 2021-2A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.14%, 10/20/34(a)(c)		810	812,493
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE3, Class 1A, (1-mo. CME Term SOFR + 0.42%), 5.28%, 08/25/36(c)		5,908	5,688,882
Series 2006-HE4, Class 2A2, (1-mo. CME Term SOFR + 0.47%), 5.33%, 09/25/36(c)		203	54,727
Series 2006-HE5, Class 1A, (1-mo. CME Term SOFR + 0.42%), 4.37%, 10/25/36(c)		2,377	1,794,321
Series 2007-HE3, Class 2A3, (1-mo. CME Term SOFR + 0.35%), 5.21%, 05/25/37(c)		103	92,808
Wellfleet CLO Ltd., Series 2017-3A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.70%, 01/17/31(a)(c)		615	614,977
Wellington Management CLO 1 Ltd., Series 2023-1A, Class A, (3-mo. CME Term SOFR + 1.80%), 7.08%, 10/20/36(a)(c)		550	553,749
Whitebox CLO I Ltd., Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 6.66%, 07/24/36(a)(c)		7,716	7,728,907
Whitebox CLO II Ltd.
Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.30%, 10/24/34(a)(c)		410	411,344
Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.61%), 8.90%, 10/24/34(a)(c)		250	246,953
Series 2020-2A, Class ER, (3-mo. CME Term SOFR + 7.36%), 12.65%, 10/24/34(a)(c)		500	500,172
Whitebox CLO III Ltd.
Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.48%), 6.78%, 10/15/34(a)(c)		4,580	4,580,795
Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 10/15/35(a)(c)(e)		11,410	11,410,000
Whitebox CLO IV Ltd., Series 2023-4A, Class B, (3- mo. CME Term SOFR + 2.60%), 7.88%, 04/20/36(a)(c)		1,000	1,010,844
Wildwood Park CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 10/20/37(a)(c)(e)		2,390	2,387,019

Security		Par (000)	Value

Asset-Backed Securities (continued)
Wildwood Park CLO Ltd.
Series 2024-1A, Class E, (3-mo. CME Term SOFR + 5.75%), 10/20/37(a)(c)(e)	USD	250	$248,754
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1-mo. CME Term SOFR + 0.51%), 5.37%, 06/25/37(a)(c)		412	129,767

Total Asset-Backed Securities — 52.9% (Cost: $1,581,209,700)			1,544,989,450

Corporate Bonds

Banks — 0.0%
Washington Mutual Escrow Bonds
0.00% (d)(f)(g)(h)(i)		500	—
0.00% (d)(f)(g)(h)(i)		250	—

			—

Insurance — 0.0%
Ambac Assurance Corp., 5.10% (a)(i)		58	80,262

Total Corporate Bonds — 0.0% (Cost: $75,212)			80,262

Floating Rate Loan Interests(c)(f)

Financial Services — 0.4%
Promontoria Beech DAC, 1st Lien Term Loan, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 7.19%, 05/17/27	EUR	4,436	4,932,280
Sirocco Lux S.A., Facility A, (3-mo. EURIBOR at 0.00% Floor + 3.90%), 7.57%, 02/28/26		6,480	7,213,037

			12,145,317

Total Floating Rate Loan Interests — 0.4% (Cost: $11,899,448)			12,145,317

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 19.4%
A&D Mortgage Trust, Series 2023-NQM5, Class A1, 7.05%, 11/25/68(a)(b)	USD	5,718	5,841,540
Adjustable Rate Mortgage Trust, Series 2006-2, Class 4A1, 4.42%, 05/25/36(c)		4,321	3,371,833
Agate Bay Mortgage Trust
Series 2015-1, Class B5, 3.63%, 01/25/45(a)(c)		723	483,550
Series 2015-3, Class B5, 3.48%, 04/25/45(a)(c)		832	559,591
Series 2015-4, Class B5, 3.50%, 06/25/45(a)(c)		580	365,553
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(a)(c)(d)		6	1,917
Series 2020-C, Class C, 0.00%, 09/27/60(a)(d)		6	479
Series 2020-C, Class RW, 0.00%, 09/25/60(a)(d)		9	8,747
Series 2020-D, Class RW, 0.00%, 06/25/60(a)(d)		13	12,879
Series 2021-C, Class A, 5.12%, 01/25/61(a)(b)		2,057	2,056,942
Series 2021-C, Class B, 3.72%, 01/25/61(a)(b)		817	795,876
Series 2021-C, Class C, 0.00%, 01/25/61(a)(d)		2,020	2,191,127
Series 2021-D, Class A, 2.00%, 03/25/60(a)(b)		5,511	5,427,965
Series 2021-D, Class B, 4.00%, 03/25/60(a)(c)		1,634	1,717,179
Series 2021-D, Class C, 0.00%, 03/25/60(a)(c)(d)		2,382	2,489,683
Series 2021-E, Class A1, 1.74%, 12/25/60(a)(c)		10,658	9,400,509
Series 2021-E, Class A2, 2.69%, 12/25/60(a)(c)		1,770	1,376,761
Series 2021-E, Class B1, 3.73%, 12/25/60(a)(c)		1,068	751,969
Series 2021-E, Class B3, 4.15%, 12/25/60(a)(c)		633	222,814
Series 2021-E, Class M1, 2.94%, 12/25/60(a)(c)		698	500,392
Series 2021-E, Class SA, 0.00%, 12/25/60(a)(c)(d)		4	1,864

20	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Ajax Mortgage Loan Trust
Series 2021-F, Class A, 1.88%, 06/25/61(a)(b)	USD	18,585	$18,317,019
Series 2021-F, Class B, 3.75%, 06/25/61(a)(b)		4,468	4,399,437
Series 2021-F, Class C, 0.00%, 06/25/61(a)(d)		6,792	6,474,315
Series 2021-F, Class RW1, 0.00%, 06/27/61(a)(d)(f) .		13	13,108
Series 2022-A, Class A2, 3.00%, 10/25/61(a)(c)		478	420,303
Series 2022-A, Class A3, 3.00%, 10/25/61(a)(c)		255	215,151
Series 2022-A, Class B, 3.00%, 10/25/61(a)		1,912	1,420,905
Series 2022-A, Class C, 3.00%, 10/25/61(a)		938	885,517
Series 2022-A, Class M1, 3.00%, 10/25/61(a)		279	227,214
Series 2022-A, Class M2, 3.00%, 10/25/61(a)		1,250	972,234
Series 2022-A, Class M3, 3.00%, 10/25/61(a)		80	61,711
Series 2022-B, Class A2, 3.00%, 03/27/62(a)(c)		376	323,271
Series 2022-B, Class A3, 3.00%, 03/27/62(a)(c)		322	267,337
Series 2022-B, Class B, 3.00%, 03/27/62(a)		1,789	1,270,335
Series 2022-B, Class C, 3.00%, 03/27/62(a)		1,525	1,156,257
Series 2022-B, Class M1, 3.00%, 03/27/62(a)		241	199,009
Series 2022-B, Class M2, 3.00%, 03/27/62(a)		1,198	955,364
Series 2023-A, Class A1, 3.50%, 07/25/62(a)(b)		10,297	9,781,337
Series 2023-A, Class A2, 3.00%, 07/25/62(a)(c)		515	451,976
Series 2023-A, Class A3, 2.50%, 07/25/62(a)(c)		292	244,476
Series 2023-A, Class B, 2.50%, 07/25/62(a)(c)		1,717	1,243,690
Series 2023-A, Class C, 2.50%, 07/25/62(a)(c)		1,152	613,696
Series 2023-A, Class M1, 2.50%, 07/25/62(a)(c)		884	715,706
Series 2023-C, Class A1, 3.50%, 05/25/63(a)(b)		12,269	11,610,697
Series 2023-C, Class A2, 3.00%, 05/25/63(a)(c)		789	685,280
Series 2023-C, Class A3, 2.50%, 05/25/63(a)(c)		421	347,685
Series 2023-C, Class C, 2.50%, 05/25/63(a)(c)		3,499	2,470,545
Series 2023-C, Class M1, 2.50%, 05/25/63(a)(c)		368	292,689
Series 2023-C, Class M2, 2.50%, 05/25/63(a)(c)		2,284	1,620,544
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12, (1-mo. CME Term SOFR + 0.32%), 5.18%, 10/25/46(c)		82	44,214
Series 2006-6, Class A1A, (1-mo. CME Term SOFR + 0.30%), 5.16%, 12/25/46(c)		4,370	3,696,537
Series 2007-1, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.70%), 5.82%, 02/25/47(c)		31	10,928
American Home Mortgage Investment Trust
Series 2006-2, Class 2A2, (1-mo. CME Term SOFR + 1.74%), 6.94%, 05/25/36(c)		15,106	1,573,374
Series 2007-1, Class GA1C, (1-mo. CME Term SOFR + 0.30%), 5.16%, 05/25/47(c)		799	455,267
Angel Oak Mortgage Trust
Series 2019-5, Class B1, 3.96%, 10/25/49(a)(c)		405	377,324
Series 2021-4, Class B1, 3.20%, 01/20/65(a)(c)		200	146,959
Series 2022-2, Class A1, 3.35%, 01/25/67(a)(c)		238	226,185
Series 2023-7, Class A1, 4.80%, 11/25/67(a)(b)		7,042	6,997,066
Series 2024-1, Class A1, 5.21%, 08/25/68(a)(b)		1,039	1,044,671
APS Resecuritization Trust, Series 2016-1,
Class 1MZ, 2.14%, 07/31/57(a)(c)		2,278	889,052
Banc of America Alternative Loan Trust
Series 2006-4, Class 3CB1, (1-mo. CME Term SOFR + 0.91%), 5.77%, 05/25/46(c)		432	345,285
Series 2006-7, Class A4, 6.50%, 10/25/36(b)		2,313	692,311
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%, 01/25/37		14	11,839
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(c)(d) .		7,142	2,387,769
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(c)		244	242,978
Banc of America Mortgage Trust, Series 2007-4,
Class 1A1, 6.25%, 12/28/37		846	638,369

Security		Par (000)		Value

Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2021-NPL1, Class A, 2.00%, 11/25/51(a)(b)	USD	6,488		$6,377,185
Series 2021-NPL1, Class B, 4.63%, 11/25/51(a)(b)		1,060		1,030,362
Series 2021-NPL1, Class C, 0.00%, 11/25/51(a)(d)		2,198		2,581,207
Series 2021-NPL1, Class RW1, 0.00%, 11/27/51(a)(d)(f)		5		4,545
Series 2022-NQM1, Class A1, 4.55%, 07/25/52(a)(b)		3,186		3,159,767
Series 2022-RPL1, Class A, 4.25%, 02/25/28(a)(b)		6,245		6,157,057
Series 2022-RPL1, Class B, 4.25%, 02/25/28(a)(b)		1,242		1,186,140
Series 2022-RPL1, Class C, 0.00%, 02/25/28(a)(d)		2,110		415,325
Series 2022-RPL1, Class RW1, 0.00%, 02/25/28(a)(d)(f)		3		2,670
Series 2022-RPL1, Class SA, 0.00%, 02/25/28(a)(d)		26		17,981
Series 2023-NQM3, Class A1, 6.90%, 10/25/63(a)(b)		12,804		13,094,762
Series 2023-NQM3, Class A2, 7.36%, 10/25/63(a)(b)		2,036		2,081,480
Series 2023-NQM3, Class A3, 7.69%, 10/25/63(a)(b)		1,229		1,256,065
Series 2023-NQM3, Class B1, 8.03%, 10/25/63(a)(c)		681		690,554
Series 2023-NQM3, Class B2, 8.03%, 10/25/63(a)(c)		573		567,648
Series 2023-NQM3, Class B3, 8.03%, 10/25/63(a)(c)		1,567		1,442,667
Series 2023-NQM3, Class M1, 8.03%, 10/25/63(a)(c)		1,134		1,182,544
Series 2023-NQM3, Class SA, 0.00%, 10/25/63(a)(c)(d)		0	(j)	232
Series 2024-NQM1, Class A1, 5.90%, 01/25/64(a)(b)		1,952		1,970,714
Series 2024-NQM1, Class A2, 6.11%, 01/25/64(a)(b)		1,330		1,339,583
Series 2024-NQM1, Class A3, 6.31%, 01/25/64(a)(b)		1,016		1,024,497
Series 2024-NQM1, Class B1, 8.09%, 01/25/64(a)(c)		512		519,262
Series 2024-NQM1, Class B2, 8.69%, 01/25/64(a)(c)		469		474,613
Series 2024-NQM1, Class B3, 8.69%, 01/25/64(a)(c)		1,007		915,322
Series 2024-NQM1, Class M1, 6.80%, 01/25/64(a)(c)		879		893,183
Series 2024-NQM1, Class SA, 0.00%, 01/25/64(a)(c)(d)		2		2,087
Series 2024-NQM3, Class A1, 6.04%, 06/25/64(a)(b)		16,116		16,336,073
Series 2024-NQM3, Class A2, 6.30%, 06/25/64(a)(b)		1,271		1,287,362
Series 2024-NQM3, Class A3, 6.50%, 06/25/64(a)(b)		2,217		2,244,654
Series 2024-NQM3, Class B1, 7.50%, 06/25/64(a)(c)		1,109		1,117,961
Series 2024-NQM3, Class B2, 8.07%, 06/25/64(a)(c)		1,016		1,008,243
Series 2024-NQM3, Class B3, 8.07%, 06/25/64(a)(c)		2,779		2,342,222
Series 2024-NQM3, Class M1, 6.41%, 06/25/64(a)(c)		1,617		1,642,422

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2024-NQM3, Class SA, 0.00%, 06/25/64(a)(c)(d)	USD	3	$3,049
BCAP LLC Trust
Series 2011-RR4, Class 3A6, 4.97%, 07/26/36(a)(c)		1,096	1,083,968
Series 2011-RR5, Class 11A5, (1-mo. CME Term SOFR + 0.26%), 7.34%, 05/28/36(a)(c)		227	215,894
Bear Stearns ALT-A Trust
Series 2005-7, Class 26A1, 5.02%, 09/25/35(c)		1,306	445,862
Series 2007-1, Class 21A1, 4.63%, 01/25/47(c)		2,737	1,353,343
Bear Stearns Asset-Backed Securities I Trust
Series 2006-AC1, Class 1A2, 6.25%, 02/25/36(b)		116	119,367
Series 2006-AC2, Class 1A1, (1-mo. CME Term SOFR + 0.46%), 5.32%, 03/25/36(c)		1,885	498,571
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1-mo. CME Term SOFR + 0.39%), 5.25%, 08/25/36(c)		288	284,911
Series 2007-AR2, Class A1, (1-mo. CME Term SOFR + 0.45%), 5.31%, 03/25/37(c)		169	158,761
Series 2007-AR4, Class 2A1, (1-mo. CME Term SOFR + 0.32%), 5.18%, 06/25/37(c)		15	14,271
BRAVO Residential Funding Trust,
Series 2021- NQM1, Class B1, 3.17%, 02/25/49(a)(c)		1,427	1,196,798
CFMT LLC
Series 2024-HB14, Class M2, 3.00%, 06/25/34(a)(c)		192	174,070
Series 2024-HB14, Class M3, 3.00%, 06/25/34(a)(c)		473	416,548
Series 2024-HB15, Class M2, 4.00%, 08/25/34(a)(c)		358	336,406
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M4, 3.75%, 04/25/45(a)(c)		480	431,654
Chase Mortgage Finance Trust
Series 2006-S2, Class 1A16, 6.25%, 10/25/36		2,742	1,107,848
Series 2007-S6, Class 1A1, 6.00%, 12/25/37		9,034	3,832,394
CHNGE Mortgage Trust
Series 2022-1, Class A1, 3.01%, 01/25/67(a)(c)		2,128	2,015,423
Series 2022-2, Class A1, 3.76%, 03/25/67(a)(c)		7,302	7,013,356
Series 2022-4, Class A1, 6.00%, 10/25/57(a)(b)		481	478,530
CIM Trust
Series 2019-J2, Class B4, 3.76%, 10/25/49(a)(c)		856	674,281
Series 2023-I2, Class A2, 6.85%, 12/25/67(a)(b)		825	835,332
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A14, 6.00%, 05/25/37		354	320,920
Series 2007-9, Class 1A1, 6.25%, 12/25/37		1,630	1,509,641
Series 2008-2, Class 1A1, 6.50%, 06/25/38		256	206,129
Citigroup Mortgage Loan Trust
Series 2007-6, Class 1A2A, 4.32%, 03/25/37(c)		3,466	2,612,784
Series 2007-6, Class 2A1, (1-mo. CME Term SOFR + 0.61%), 5.47%, 05/25/37(c)		1,060	953,652
Series 2009-12, Class 5A2, 4.46%, 07/25/37(a)(c)		5,146	2,319,747
Series 2014-C, Class B2, 4.25%, 02/25/54(a)		317	310,027
Series 2019-RP1, Class A1, 3.50%, 01/25/66(a)(c)		1,147	1,116,743
Series 2022-A, Class A1, 6.17%, 09/25/62(a)(b)		6,123	6,122,278
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A5, 6.00%, 03/25/37		1,523	1,412,651
Series 2007-A6, Class 1A21, 5.50%, 06/25/37		867	728,404
COLT Mortgage Loan Trust
Series 2020-2, Class M1, 5.25%, 03/25/65(a)(c)		761	757,839
Series 2021-HX1, Class B1, 3.11%, 10/25/66(a)(c)		1,471	1,137,212
Series 2022-1, Class B2, 4.06%, 12/27/66(a)(c)		227	185,437
Series 2022-3, Class B1, 4.22%, 02/25/67(a)(c)		3,500	2,960,158

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
COLT Mortgage Loan Trust
Series 2022-5, Class B1, 4.64%, 03/25/67(a)(c)	USD	1,707	$1,603,173
Countrywide Alternative Loan Trust
Series 2005-11CB, Class 2A1, 5.50%, 06/25/35		72	59,081
Series 2005-11CB, Class 2A6, 5.50%, 06/25/25		621	506,641
Series 2005-22T1, Class A1, (1-mo. CME Term SOFR + 0.46%), 5.32%, 06/25/35(c)		999	843,187
Series 2005-29CB, Class A6, 5.50%, 07/01/35		237	139,640
Series 2005-51, Class 3A3A, (1-mo. CME Term SOFR + 0.75%), 5.72%, 11/20/35(c)		373	324,698
Series 2005-55CW, Class 2A3, (1-mo. CME Term SOFR + 0.46%), 5.74%, 11/25/35(c)		424	294,002
Series 2005-59, Class 1A1, (1-mo. CME Term SOFR + 0.77%), 5.74%, 11/20/35(c)		904	854,356
Series 2005-76, Class 2A1, (12-mo. Federal Reserve Cumulative Average US + 1.00%), 6.12%, 02/25/36(c)		365	326,738
Series 2005-9CB, Class 1A1, (1-mo. CME Term SOFR + 0.61%), 5.47%, 05/25/35(c)		1,102	951,759
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		987	478,416
Series 2006-13T1, Class A3, 6.00%, 05/25/36		1,766	894,258
Series 2006-28CB, Class A14, 6.25%, 10/25/36		646	334,996
Series 2006-29T1, Class 2A6, 6.50%, 10/25/36		2,215	1,378,886
Series 2006-6CB, Class 2A10, 6.00%, 05/25/36		172	69,250
Series 2006-J4, Class 2A1, 6.00%, 07/25/36		3,350	2,005,617
Series 2006-J7, Class 1A2, 6.25%, 11/25/36		2,794	1,343,532
Series 2006-OA11, Class A4, (1-mo. CME Term SOFR + 0.49%), 5.35%, 09/25/46(c)		204	186,728
Series 2006-OC1, Class 1A1, (1-mo. CME Term SOFR + 0.57%), 5.43%, 03/25/36(c)		619	596,496
Series 2006-OC10, Class 2A3, (1-mo. CME Term SOFR + 0.57%), 5.43%, 11/25/36(c)		468	397,156
Series 2006-OC7, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 5.47%, 07/25/46(c)		2,823	2,413,238
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		1,116	521,216
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37		163	80,129
Series 2007-OA2, Class 1A1, (12-mo. Federal Reserve Cumulative Average US + 0.84%), 5.96%, 03/25/47(c)		140	117,668
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-J2, Class 3A9, (1-mo. CME Term SOFR + 1.51%), 6.00%, 08/25/35(c)		2,339	1,526,055
Series 2007-1, Class A2, 6.00%, 03/25/37		205	92,005
Series 2007-14, Class A18, 6.00%, 09/25/37		6,260	3,385,134
Series 2007-15, Class 2A2, 6.50%, 09/25/37		621	233,873
Series 2007-16, Class A1, 6.50%, 10/25/37		4,205	1,805,591
Series 2007-9, Class A1, 5.75%, 07/25/37		745	366,082
Series 2007-9, Class A11, 5.75%, 07/25/37		407	200,064
Series 2007-HYB1, Class 3A1, 4.46%, 03/25/37(c) .		1,221	1,048,315
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11, Class 1A1, 6.50%, 12/25/35		2,925	1,407,310
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)		39	15,650
Credit Suisse Mortgage Trust
Series 2006-4, Class 1A3, 6.00%, 05/25/36		373	206,181
Series 2006-4, Class 4A1, 7.00%, 05/25/36		5,027	1,325,912
Series 2007-5, Class 1A11, 7.00%, 08/25/37(c)		1,858	939,719
Series 2014-9R, Class 9A1, (1-mo. CME Term SOFR + 0.23%), 5.63%, 08/27/36(a)(c)		67	54,703
Series 2014-SAF1, Class B5, 3.86%, 03/25/44(a)(c)		1,578	1,204,104

22	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Credit Suisse Mortgage Trust
Series 2015-6R, Class 5A2, (1-mo. CME Term SOFR + 0.29%), 3.66%, 03/27/36(a)(c)	USD	1,210	$943,771
Series 2020-SPT1, Class B2, 3.39%, 04/25/65(a)(c)		8,400	6,988,044
Series 2021-NQM1, Class M1, 2.13%, 05/25/65(a)(c)		3,299	2,445,688
Series 2021-NQM8, Class M1, 3.26%, 10/25/66(a)(c)		590	461,782
Series 2021-RPL9, Class A1, 2.44%, 02/25/61(a)(c)		3,692	3,670,297
Series 2022-NQM1, Class A1, 2.27%, 11/25/66(a)(c)		4,637	4,214,496
Series 2022-NQM3, Class A1B, 4.27%, 03/25/67(a)(c)		2,291	2,226,899
Series 2022-NQM6, Class PT, 8.92%, 12/25/67(a)(c)		7,348	7,350,005
Cross Mortgage Trust,
Series 2023-H2, Class A1A, 7.14%, 11/25/68(a)(b)		1,688	1,729,996
Deephaven Residential Mortgage Trust
Series 2021-1, Class B2, 3.96%, 05/25/65(a)(c)		150	136,350
Series 2021-1, Class M1, 2.09%, 05/25/65(a)(c)		1,620	1,475,458
Series 2021-3, Class B1, 3.27%, 08/25/66(a)(c)		3,671	2,774,738
Series 2022-2, Class M1, 4.30%, 03/25/67(a)(c)		884	775,325
Series 2022-3, Class B1, 5.24%, 07/25/67(a)(c)		1,349	1,265,623
Series 2022-3, Class M1, 5.24%, 07/25/67(a)(c)		2,742	2,665,109
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB3, Class A8, 6.36%, 07/25/36(c)		15	12,765
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2006-PR1, Class CWA1, 6.00%, 06/25/35(a)(c)		1,064	590,145
Ellington Financial Mortgage Trust,
Series 2022-4, Class B2, 5.96%, 09/25/67(a)(c)		1,629	1,437,800
First Horizon Alternative Mortgage Securities Trust
Series 2005-AA12, Class 2A1, 5.62%, 02/25/36(c)		15	9,480
Series 2006-AA7, Class A1, 5.44%, 01/25/37(c)		2,676	2,142,261
GCAT Trust
Series 2020-NQM2, Class B1, 4.85%, 04/25/65(a)(c)		2,533	2,403,355
Series 2021-NQM3, Class B1, 3.47%, 05/25/66(a)(c)		1,151	888,243
Series 2022-HX1, Class A1, 2.89%, 12/27/66(a)(c)		282	262,869
Series 2022-NQM4, Class A1, 5.27%, 08/25/67(a)(b)		3,258	3,241,115
Series 2023-NQM4, Class A1, 4.25%, 05/25/67(a)(c)		3,764	3,669,083
GreenPoint Mortgage Funding Trust,
Series 2006-AR2, Class 4A1, (12-mo. Federal Reserve Cumulative Average US + 2.00%), 7.12%, 03/25/36(c)		14	12,539
GS Mortgage-Backed Securities Corp. Trust
Series 2019-PJ2, Class A4, 4.00%, 11/25/49(a)(c)		211	201,828
Series 2020-PJ2, Class B4, 3.55%, 07/25/50(a)(c)		1,059	880,404
GS Mortgage-Backed Securities Trust,
Series 2022-NQM1, Class A4, 4.00%, 05/25/62(a)(c)		332	311,237
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, (1-mo. CME Term SOFR + 0.51%), 5.37%, 06/25/34(a)(c)		2,727	2,402,896
Series 2005-RP2, Class 1AF, (1-mo. CME Term SOFR + 0.46%), 5.32%, 03/25/35(a)(c)		47	42,806
Series 2005-RP3, Class 2A1, 4.06%, 09/25/35(a)(c)		2,543	2,158,878
Series 2006-RP1, Class 1AF1, (1-mo. CME Term SOFR + 0.46%), 5.32%, 01/25/36(a)(c)		39	31,241
Series 2006-RP2, Class 2A1, 4.34%, 04/25/36(a)(c)		2,057	1,701,204

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
GSMSC Resecuritization Trust,
Series 2015-5R, Class 1D, (1-mo. CME Term SOFR + 0.25%), 3.80%, 04/26/37(a)(c)	USD	3,896	$2,284,963
GSR Mortgage Loan Trust,
Series 2006-AR2, Class 3A1, 5.95%, 04/25/36(c)		1,598	963,186
HarborView Mortgage Loan Trust,
Series 2007-3, Class 1A1A, (1-mo. CME Term SOFR + 0.51%), 5.48%, 05/19/37(c)		1,059	829,813
Homeward Opportunities Fund I Trust
Series 2020-2, Class B1, 5.45%, 05/25/65(a)(c)		3,640	3,620,106
Series 2022-1, Class A1, 5.08%, 07/25/67(a)(b)		5,853	5,831,104
Series 2022-1, Class M1, 5.06%, 07/25/67(a)(c)		3,077	3,003,381
IndyMac Index Mortgage Loan Trust
Series 2006-AR27, Class 2A2, (1-mo. CME Term SOFR + 0.51%), 5.37%, 10/25/36(c)		178	161,539
Series 2006-AR35, Class 2A1A, (1-mo. CME Term SOFR + 0.45%), 5.31%, 01/25/37(c)		328	289,773
Series 2007-AR19, Class 3A1, 4.02%, 09/25/37(c)	.	595	390,353
Series 2007-FLX2, Class A1A, (1-mo. CME Term SOFR + 0.43%), 5.29%, 04/25/37(c)		4,258	3,678,672
Series 2007-FLX5, Class 2A2, (1-mo. CME Term SOFR + 0.59%), 5.45%, 08/25/37(c)		2,426	2,183,218
JPMorgan Alternative Loan Trust,
Series 2006-S2, Class A5, 6.88%, 05/25/36(b)		4,086	3,619,434
JPMorgan Mortgage Trust
Series 2005-A4, Class B1, 6.12%, 07/25/35(c)		201	191,758
Series 2020-5, Class B3, 3.57%, 12/25/50(a)(c)		3,619	3,170,956
Series 2021-INV7, Class A3A, 2.50%, 02/25/52(a)(c)		13,872	12,476,162
Series 2021-INV7, Class A4A, 2.50%, 02/25/52(a)(c)		6,218	4,327,938
Series 2021-INV7, Class B1, 3.27%, 02/25/52(a)(c)		3,673	3,142,949
Series 2021-INV7, Class B2, 3.27%, 02/25/52(a)(c)		862	729,801
Series 2021-INV7, Class B3, 3.27%, 02/25/52(a)(c)		1,199	1,003,493
Series 2021-INV7, Class B4, 3.27%, 02/25/52(a)(c)		637	517,262
Series 2021-INV7, Class B5, 3.27%, 02/25/52(a)(c)		262	198,930
Series 2021-INV7, Class B6, 3.27%, 02/25/52(a)(c)		858	422,854
Lehman XS Trust,
Series 2007-20N, Class A1, (1-mo. CME Term SOFR + 2.41%), 7.27%, 12/25/37(c)		22	20,677
MASTR Reperforming Loan Trust,
Series 2005-1, Class 1A3, 7.00%, 08/25/34(a)		1,905	1,348,179
MASTR Resecuritization Trust,
Series 2008-1, Class A1, 6.00%, 09/27/37(a)(c)		856	605,346
MCM Trust
Series 2021-VFN1, Class Cert, 3.00%, 09/25/31(a)(f)		1,424	928,623
Series 2021-VFN1, Class Note, 2.50%, 09/25/31(a)(f)		1,264	1,217,067
Merrill Lynch Mortgage Investors Trust,
Series 2006-AF2, Class AV1, (1-mo. CME Term SOFR + 0.27%), 5.29%, 09/25/37(c)		546	299,916
MFA Trust
Series 2021-INV1, Class M1, 2.29%, 01/25/56(a)(c)		700	651,335
Series 2022-CHM1, Class A1, 3.88%, 09/25/56(a)(b)		5,634	5,525,648
Series 2022-NQM1, Class M1, 4.26%, 12/25/66(a)(c)		2,112	1,890,560
Series 2024-RTL1, Class A1, 7.09%, 02/25/29(a)(b)		3,231	3,274,838
Mill City Mortgage Loan Trust,
Series 2023-NQM1, Class A1, 6.05%, 10/25/67(a)(b)		4,172	4,185,718
Morgan Stanley Mortgage Loan Trust,
Series 2006-11, Class 1A3, 6.92%, 08/25/36(b)		4,289	770,304

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Morgan Stanley Residential Mortgage Loan Trust,
Series 2014-1A, Class B3, 6.95%, 06/25/44(a)(c)	USD	198	$197,587
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85, (1-mo. LIBOR US + 0.34%), 5.66%, 04/16/36(a)(c)		146	140,734
New Residential Mortgage Loan Trust,
Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(c)		1,051	1,031,236
New York Mortgage Trust,
Series 2024-RR1, Class A, 7.38%, 05/25/64(a)(b)		5,149	5,113,196
NMLT Trust,
Series 2021-INV1, Class B1, 3.61%, 05/25/56(a)(c)		922	696,679
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-AP1, Class 2A4, 6.05%, 02/25/35(b)		304	302,883
Series 2007-2, Class A4, (1-mo. CME Term SOFR + 0.95%), 5.81%, 06/25/37(c)		535	431,052
OBX Trust, Series 2019-EXP1, Class 1A3, 4.00%, 01/25/59(a)(c)		90	88,959
PRET LLC
Series 2024-NPL1, Class A1, 7.14%, 01/25/54(a)(b)		5,994	6,001,677
Series 2024-NPL2, Class A1, 7.02%, 02/25/54(a)(b)		5,805	5,850,778
Series 2024-RN2, Class A1, 7.13%, 04/25/54(a)(b)		1,497	1,510,838
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(c)		1,086	958,076
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(a)(c)		439	431,100
Series 2022-AFC2, Class A1, 5.34%, 08/25/57(a)(c)		6,486	6,478,570
PRP Advisors LLC
Series 2021-4, Class A1, 4.87%, 04/25/26(a)(b)		2,843	2,838,191
Series 2022-1, Class A1, 3.72%, 02/25/27(a)(b)		3,923	3,889,298
Series 2022-NQM1, Class B1, 5.43%, 08/25/67(a)(c)		335	320,762
RALI Trust
Series 2005-QA10, Class A21, 4.87%, 09/25/35(c)		5,073	2,131,289
Series 2005-QO2, Class A1, (12-mo. Federal Reserve Cumulative Average US + 1.36%), 6.48%, 09/25/45(c)		692	588,291
Series 2005-QS15, Class 3A, 6.00%, 10/25/35		4,292	3,787,784
Series 2006-QA10, Class A2, (1-mo. CME Term SOFR + 0.47%), 5.33%, 12/25/36(c)		1,401	1,199,986
Series 2006-QO1, Class 3A1, (1-mo. CME Term SOFR + 0.65%), 5.51%, 02/25/46(c)		1,715	715,203
Series 2006-QO10, Class A1, (1-mo. CME Term SOFR + 0.43%), 5.29%, 01/25/37(c)		1,621	1,439,658
Series 2007-QH3, Class A1, (1-mo. CME Term SOFR + 0.43%), 5.29%, 04/25/37(c)		4,580	4,250,076
Series 2007-QO2, Class A1, (1-mo. CME Term SOFR + 0.26%), 5.12%, 02/25/47(c)		2,704	925,655
RCKT Mortgage Trust,
Series 2020-1, Class B4, 3.47%, 02/25/50(a)(c)		904	780,947
RCO VI Mortgage LLC,
Series 2022-1, Class A1, 3.00%, 01/25/27(a)(b)		1,573	1,558,210
RCO VII Mortgage LLC,
Series 2024-1, Class A1, 7.02%, 01/25/29(a)(b)		3,515	3,540,533
Reperforming Loan REMIC Trust
Series 2005-R1, Class 1AF1, (1-mo. CME Term SOFR + 0.47%), 5.33%, 03/25/35(a)(c)		1,185	1,124,288
Series 2005-R2, Class 1AF1, (1-mo. CME Term SOFR + 0.45%), 5.31%, 06/25/35(a)(c)		227	214,317
Series 2005-R3, Class AF, (1-mo. CME Term SOFR + 0.51%), 5.37%, 09/25/35(a)(c)		372	309,338

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Residential Mortgage Loan Trust
Series 2019-2, Class B2, 6.04%, 05/25/59(a)(c)	USD	656	$650,360
Series 2019-3, Class B2, 5.66%, 09/25/59(a)(c)		3,102	3,035,895
Series 2020-1, Class B2, 4.67%, 01/26/60(a)(c)		622	583,116
RFMSI Series Trust
Series 2005-SA4, Class 2A1, 5.64%, 09/25/35(c)		1,789	1,086,313
Series 2006-SA2, Class 2A1, 5.69%, 08/25/36(c)		415	296,148
RMF Buyout Issuance Trust
Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(c)		3,379	3,172,704
Series 2021-HB1, Class M6, 6.00%, 11/25/31(a)(c)		1,221	1,055,074
Saluda Grade Alternative Mortgage Trust
Series 2024-RTL4, Class A1, 7.50%, 02/25/30(a)(b)		5,668	5,736,982
Series 2024-RTL5, Class A1, 7.76%, 04/25/30(a)(b)		4,013	4,076,028
Seasoned Loans Structured Transaction Trust,
Series 2020-3, Class M1, 4.75%, 04/26/60(a)(c)		669	660,427
SG Residential Mortgage Trust
Series 2022-2, Class A1, 5.35%, 08/25/62(a)(b)		688	688,070
Series 2022-2, Class B1, 5.28%, 08/25/62(a)(c)		3,715	3,489,894
Series 2022-2, Class M1, 5.28%, 08/25/62(a)(c)		3,313	3,240,200
Spruce Hill Mortgage Loan Trust
Series 2020-SH2, Class B1, 5.00%, 06/25/55(a)(c)		1,850	1,817,020
Series 2022-SH1, Class A3, 4.10%, 07/25/57(a)(b)		719	663,065
Starwood Mortgage Residential Trust
Series 2020-3, Class B1, 4.75%, 04/25/65(a)(c)		2,820	2,632,234
Series 2020-INV1, Class B1, 3.26%, 11/25/55(a)		260	229,836
Series 2020-INV1, Class M1, 2.50%, 11/25/55(a)		2,688	2,439,999
Series 2021-1, Class B1, 3.52%, 05/25/65(a)(c)		648	551,835
Structured Asset Mortgage Investments II Trust,
Series 2006-AR5, Class 2A1, (1-mo. CME Term SOFR + 0.53%), 5.39%, 05/25/46(c)		25	16,747
Structured Asset Securities Corp.
Series 2005-RF3, Class 1A, (1-mo. CME Term SOFR + 0.46%), 5.32%, 06/25/35(a)(c)		658	565,564
Series 2005-RF5, Class 2A, 4.22%, 07/25/35(a)(c)		1,605	1,514,271
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-RF3, Class 1A2, 6.00%, 10/25/36(a)		4,313	2,441,892
Series 2006-RF4, Class 2A1, 6.00%, 10/25/36(a)		1,258	678,216
Thornburg Mortgage Securities Trust,
Series 2006-3, Class A1, 4.29%, 06/25/46(c)		958	585,917
Toorak Mortgage Corp.
Series 2021-INV1, Class B1, 3.29%, 07/25/56(a)(c)		657	525,709
Series 2021-INV2, Class B1, 4.10%, 11/25/56(a)(c)		5,929	4,941,452
TVC Mortgage Trust,
Series 2023-RTL1, Class A1, 8.25%, 11/25/27(a)(b)		4,107	4,166,852
Verus Securitization Trust
Series 2019-4, Class B1, 3.86%, 11/25/59(a)(c)		800	761,056
Series 2020-4, Class B1, 5.05%, 05/25/65(a)(c)		2,600	2,608,186
Series 2021-1, Class M1, 1.97%, 01/25/66(a)(c)		3,000	2,361,059
Series 2021-6, Class B1, 4.05%, 10/25/66(a)(c)		169	141,723
Series 2021-6, Class M1, 2.94%, 10/25/66(a)(c)		462	372,169
Series 2021-R1, Class M1, 2.34%, 10/25/63(a)		3,250	2,925,047
Series 2021-R2, Class B1, 3.25%, 02/25/64(a)(c)		265	207,711
Series 2022-1, Class B1, 4.01%, 01/25/67(a)(c)		1,507	1,185,087
Series 2022-3, Class B1, 4.07%, 02/25/67(a)(c)		2,188	1,765,081
Series 2022-4, Class B1, 4.78%, 04/25/67(a)(c)		443	413,354
Series 2024-7, Class B1, 6.50%, 09/25/69(a)(c)		448	447,180
Visio Trust
Series 2019-2, Class B1, 3.91%, 11/25/54(a)(c)		100	80,663
Series 2022-1, Class B1, 5.95%, 08/25/57(a)(c)		1,718	1,577,674
Vista Point Securitization Trust
Series 2020-2, Class A3, 2.50%, 04/25/65(a)(c)		103	98,227

24	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Vista Point Securitization Trust
Series 2020-2, Class M1, 3.40%, 04/25/65(a)(c)	USD	170	$159,888
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-11, Class A1, 5.75%, 01/25/36		1,146	968,255
Series 2005-11, Class A7, 5.75%, 01/25/36		2,329	1,966,937
Series 2005-9, Class 5A6, (1-mo. CME Term SOFR + 0.66%), 5.50%, 11/25/35(c)		351	243,886
Series 2005-9, Class 5A9, 5.50%, 11/25/35		144	114,922
Series 2006-4, Class 1A1, 6.00%, 04/25/36		129	119,120
Series 2006-4, Class 3A1, 7.00%, 05/25/36(b)		85	74,282
Series 2006-6, Class 3CB1, 7.00%, 08/25/36		4,171	1,726,528
Series 2006-AR1, Class A1A, (1-mo. CME Term SOFR + 0.61%), 5.47%, 02/25/36(c)		1,108	918,336
Series 2006-AR3, Class A1A, (12-mo. Federal Reserve Cumulative Average US + 0.97%), 6.09%, 05/25/46(c)		2,761	2,370,781
Series 2006-AR5, Class A1A, (12-mo. Federal Reserve Cumulative Average US + 0.99%), 6.11%, 06/25/46(c)		148	133,814
Series 2006-AR9, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 1.00%), 6.12%, 08/25/46(c)		2,415	2,202,043
Series 2007-HY1, Class A2A, (1-mo. CME Term SOFR + 0.43%), 5.29%, 02/25/37(c)		462	353,737
Series 2007-HY3, Class 4A1, 5.19%, 03/25/37(c)		19	17,827
Series 2007-OA1, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.71%), 5.83%, 12/25/46(c)		2,271	1,913,063
Series 2007-OA1, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.72%), 5.84%, 12/25/46(c)		136	107,515
Series 2007-OA3, Class 5A, (12-mo. Federal Reserve Cumulative Average US + 1.25%), 6.37%, 04/25/47(c)		563	481,845
Series 2007-OA4, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.80%), 5.92%, 05/25/47(c)		1,984	1,608,333
Series 2007-OA5, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.75%), 5.87%, 06/25/47(c)		458	379,637
Series 2007-OA5, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.80%), 5.92%, 06/25/47(c)		1,622	1,312,227
Series 2007-OC2, Class A3, (1-mo. CME Term SOFR + 0.73%), 5.59%, 06/25/37(c)		690	630,438
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR15, Class A1, 7.58%, 10/25/36(c)		802	764,665
Western Alliance Bank
Series 2021-CL2, Class M1, (SOFR (30-day) + 3.15%), 8.43%, 07/25/59(a)(c)		3,855	3,991,087
Series 2021-CL2, Class M2, (SOFR (30-day) + 3.70%), 8.98%, 07/25/59(a)(c)		5,512	5,717,471
WinWater Mortgage Loan Trust, Series 2014-3, Class B5, 3.98%, 11/20/44(a)(c)		923	722,335

			564,870,099

Commercial Mortgage-Backed Securities — 26.2%
245 Park Avenue Trust
Series 2017-245P, Class A, 3.51%, 06/05/37(a)		5,000	4,777,423
Series 2017-245P, Class C, 3.78%, 06/05/37(a)(c)		3,000	2,769,346
Series 2017-245P, Class E, 3.78%, 06/05/37(a)(c)		1,151	1,010,443

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, (1-mo. CME Term SOFR + 1.18%), 6.30%, 09/15/34(a)(c)	USD	5,000	$4,875,390
Series 2017-280P, Class B, (1-mo. CME Term SOFR + 1.38%), 6.50%, 09/15/34(a)(c)		585	561,672
Series 2017-280P, Class E, (1-mo. CME Term SOFR + 2.42%), 7.54%, 09/15/34(a)(c)		2,159	1,996,959
3650R Commercial Mortgage Trust, Series 2022- PF2, Class A5, 5.47%, 11/15/55(c)		600	623,710
ACREC LLC, Series 2023-FL2, Class A, (1-mo. CME Term SOFR + 2.23%), 7.33%, 02/19/38(a)(c)		2,339	2,345,836
Alen Mortgage Trust, Series 2021-ACEN, Class A, (1-mo. CME Term SOFR + 1.26%), 6.36%, 04/15/34(a)(c)		644	582,820
Angel Oak SB Commercial Mortgage Trust, Series 2020-SBC1, Class A1, 2.07%, 05/25/50(a)(c)		5,378	4,998,496
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3, Class A5, 2.58%, 10/15/54(a)		3,394	3,004,706
AREIT LLC
Series 2022-CRE7, Class A, (1-mo. CME Term SOFR + 2.24%), 7.33%, 06/17/39(a)(c)		1,570	1,574,349
Series 2023-CRE8, Class A, (1-mo. CME Term SOFR + 2.11%), 7.20%, 08/17/41(a)(c)		1,679	1,683,296
AREIT Ltd., Series 2024-CRE9, Class A, (1-mo. CME Term SOFR + 1.69%), 6.77%, 05/17/41(a)(c)		14,720	14,724,563
ARES Commercial Mortgage Trust
Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 6.79%, 07/15/41(a)(c)		5,730	5,737,162
Series 2024-IND2, Class A, (1-mo. CME Term SOFR + 1.44%), 10/15/34(a)(c)(e)		9,250	9,226,875
ARZ Trust, Series 2024-BILT, Class A, 5.77%, 06/11/29(a)		2,710	2,814,419
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1-mo. CME Term SOFR + 2.27%), 7.37%, 04/15/35(a)(c)		1,128	1,107,910
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class F, 3.72%, 04/14/33(a)(c)		794	762,385
Series 2017-SCH, Class AL, (1-mo. CME Term SOFR + 0.95%), 6.04%, 11/15/32(a)(c)		2,470	2,466,651
Series 2017-SCH, Class BF, (1-mo. CME Term SOFR + 1.45%), 6.54%, 11/15/33(a)(c)		500	499,328
Series 2017-SCH, Class DL, (1-mo. CME Term SOFR + 2.05%), 7.14%, 11/15/32(a)(c)		1,090	1,087,731
Series 2024-BHP, Class A, (1-mo. CME Term SOFR + 2.35%), 7.45%, 08/15/39(a)(c)		820	822,827
BANK
Series 2019-BN22, Class A4, 2.98%, 11/15/62		3,000	2,771,517
Series 2021-BN35, Class A5, 2.29%, 06/15/64		744	646,620
BANK5 Trust, Series 2024-5YR6, Class A3, 6.23%, 05/15/57		3,180	3,384,982
Bayview Commercial Asset Trust
Series 2006-1A, Class A1, (1-mo. CME Term SOFR + 0.52%), 5.37%, 04/25/36(a)(c)		5,221	4,950,780
Series 2006-1A, Class A2, (1-mo. CME Term SOFR + 0.65%), 5.51%, 04/25/36(a)(c)		12	11,128
Series 2006-4A, Class A2, (1-mo. CME Term SOFR + 0.52%), 5.37%, 12/25/36(a)(c)		1,034	981,854
Series 2006-SP2, Class A, (1-mo. CME Term SOFR + 0.53%), 5.39%, 01/25/37(a)(c)		1,105	1,058,750

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust
Series 2007-1, Class A2, (1-mo. CME Term SOFR + 0.52%), 5.37%, 03/25/37(a)(c)	USD	4,764	$4,552,225
Series 2007-2A, Class A1, (1-mo. CME Term SOFR + 0.52%), 5.37%, 07/25/37(a)(c)		25	23,575
Series 2007-4A, Class A1, (1-mo. CME Term SOFR + 0.79%), 5.64%, 09/25/37(a)(c)		4,539	4,337,865
Series 2007-5A, Class A4, (1-mo. CME Term SOFR + 1.61%), 6.47%, 10/25/37(a)(c)		2,181	1,272,242
Series 2007-6A, Class A4A, (1-mo. CME Term SOFR + 1.61%), 6.47%, 12/25/37(a)(c)		2,966	2,616,978
BBCMS Mortgage Trust
Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)		229	220,441
Series 2018-CHRS, Class E, 4.41%, 08/05/38(a)(c) .		650	529,992
Series 2018-TALL, Class A, (1-mo. CME Term SOFR + 0.92%), 6.02%, 03/15/37(a)(c)		3,997	3,777,165
Series 2018-TALL, Class B, (1-mo. CME Term SOFR + 1.17%), 6.27%, 03/15/37(a)(c)		781	714,615
Series 2023-5C23, Class D, 7.70%, 12/15/56(a)(c)		332	331,917
BDS LLC, Series 2022-FL12, Class A, (1-mo. CME Term SOFR + 2.14%), 7.10%, 08/19/38(a)(c)		1,870	1,874,657
BFLD Trust
Series 2020-EYP, Class E, (1-mo. CME Term SOFR + 3.81%), 8.91%, 10/15/35(a)(c)		1,353	71,313
Series 2024-VICT, Class A, (1-mo. CME Term SOFR + 1.89%), 6.99%, 07/15/41(a)(c)		2,970	2,970,000
BHMS
Series 2018-ATLS, Class A, (1-mo. CME Term SOFR + 1.55%), 6.64%, 07/15/35(a)(c)		3,988	3,986,960
Series 2018-ATLS, Class C, (1-mo. CME Term SOFR + 2.20%), 7.29%, 07/15/35(a)(c)		2,600	2,586,598
BLP Commercial Mortgage Trust
Series 2023-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 6.79%, 03/15/40(a)(c)		2,114	2,108,725
Series 2024-IND2, Class A, (1-mo. CME Term SOFR + 1.34%), 6.44%, 03/15/41(a)(c)		1,980	1,973,812
BMO Mortgage Trust
Series 2024-5C5, Class A3, 5.86%, 02/15/57		1,045	1,100,401
Series 2024-5C6, Class A3, 5.32%, 09/15/57		400	411,805
BMP, Series 2024-MF23, Class E, (1-mo. CME Term SOFR + 3.39%), 8.49%, 06/15/41(a)(c)		1,719	1,693,211
BPR Trust
Series 2021-TY, Class A, (1-mo. CME Term SOFR + 1.16%), 6.26%, 09/15/38(a)(c)		5,500	5,451,875
Series 2021-TY, Class E, (1-mo. CME Term SOFR + 3.71%), 8.81%, 09/15/38(a)(c)		3,138	3,094,852
Series 2022-SSP, Class A, (1-mo. CME Term SOFR + 3.00%), 8.10%, 05/15/39(a)(c)		770	770,963
Series 2023-STON, Class A, 7.50%, 12/05/39(a)		823	867,892
BSST Mortgage Trust
Series 2021-SSCP, Class A, (1-mo. CME Term SOFR + 0.86%), 5.96%, 04/15/36(a)(c)		3,001	2,973,327
Series 2021-SSCP, Class B, (1-mo. CME Term SOFR + 1.21%), 6.31%, 04/15/36(a)(c)		268	263,025
Series 2021-SSCP, Class C, (1-mo. CME Term SOFR + 1.46%), 6.56%, 04/15/36(a)(c)		325	318,860
Series 2021-SSCP, Class D, (1-mo. CME Term SOFR + 1.71%), 6.81%, 04/15/36(a)(c)		312	304,840
Series 2021-SSCP, Class E, (1-mo. CME Term SOFR + 2.21%), 7.31%, 04/15/36(a)(c)		268	258,966
Series 2021-SSCP, Class F, (1-mo. CME Term SOFR + 3.01%), 8.11%, 04/15/36(a)(c)		253	244,393

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BSST Mortgage Trust
Series 2021-SSCP, Class G, (1-mo. CME Term SOFR + 3.91%), 9.01%, 04/15/36(a)(c)	USD	283	$270,358
Series 2021-SSCP, Class H, (1-mo. CME Term SOFR + 5.02%), 10.11%, 04/15/36(a)(c)		208	198,966
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		1,108	1,078,190
Series 2013-1515, Class C, 3.45%, 03/10/33(a)		250	230,632
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.66%, 03/09/44(a)(c)		2,204	2,007,507
Series 2020-VIV3, Class B, 3.66%, 03/09/44(a)(c)		2,788	2,570,686
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		781	707,582
Series 2020-VKNG, Class F, (1-mo. CME Term SOFR + 2.86%), 7.96%, 10/15/37(a)(c)		1,400	1,379,968
Series 2021-NWM, Class A, (1-mo. CME Term SOFR + 1.02%), 6.12%, 02/15/33(a)(c)		1,061	1,047,694
Series 2021-NWM, Class B, (1-mo. CME Term SOFR + 2.26%), 7.36%, 02/15/33(a)(c)		622	616,606
Series 2021-NWM, Class C, (1-mo. CME Term SOFR + 4.36%), 9.46%, 02/15/33(a)(c)		411	410,035
Series 2021-SOAR, Class G, (1-mo. CME Term SOFR + 2.91%), 8.01%, 06/15/38(a)(c)		2,544	2,506,188
Series 2021-VINO, Class A, (1-mo. CME Term SOFR + 0.77%), 5.86%, 05/15/38(a)(c)		4,456	4,431,130
Series 2021-VINO, Class F, (1-mo. CME Term SOFR + 2.92%), 8.01%, 05/15/38(a)(c)		863	852,191
Series 2021-VIV5, Class A, 2.84%, 03/09/44(a)(c)		1,522	1,366,056
Series 2021-XL2, Class F, (1-mo. CME Term SOFR + 2.36%), 7.46%, 10/15/38(a)(c)		3,544	3,502,014
Series 2022-CSMO, Class B, (1-mo. CME Term SOFR + 3.14%), 8.24%, 06/15/27(a)(c)		2,475	2,485,828
Series 2023-VLT3, Class A, (1-mo. CME Term SOFR + 1.94%), 7.04%, 11/15/28(a)(c)		1,010	1,004,951
Series 2023-XL3, Class A, (1-mo. CME Term SOFR + 1.76%), 6.86%, 12/09/40(a)(c)		4,528	4,541,634
Series 2023-XL3, Class D, (1-mo. CME Term SOFR + 3.59%), 8.69%, 12/09/40(a)(c)		3,548	3,550,953
Series 2024-AIR2, Class A, (1-mo. CME Term SOFR + 1.49%), 6.59%, 10/15/41(a)(c)		3,160	3,160,000
Series 2024-AIRC, Class A, (1-mo. CME Term SOFR + 1.69%), 6.79%, 08/15/39(a)(c)		5,620	5,627,025
Series 2024-KING, Class A, (1-mo. CME Term SOFR + 1.54%), 6.64%, 05/15/34(a)(c)		3,690	3,688,847
Series 2024-MDHS, Class A, (1-mo. CME Term SOFR + 1.64%), 6.74%, 05/15/41(a)(c)		10,189	10,201,627
Series 2024-MF, Class A, (1-mo. CME Term SOFR + 1.44%), 6.54%, 02/15/39(a)(c)		779	778,470
Series 2024-MF, Class E, (1-mo. CME Term SOFR + 3.74%), 8.84%, 02/15/39(a)(c)		1,931	1,925,929
Series 2024-XL4, Class A, (1-mo. CME Term SOFR + 1.44%), 6.54%, 02/15/39(a)(c)		3,762	3,761,676
Series 2024-XL4, Class D, (1-mo. CME Term SOFR + 3.14%), 8.24%, 02/15/39(a)(c)		3,178	3,182,444
Series 2024-XL4, Class E, (1-mo. CME Term SOFR + 4.19%), 9.29%, 02/15/39(a)(c)		1,720	1,682,499
Series 2024-XL5, Class A, (1-mo. CME Term SOFR + 1.39%), 6.49%, 03/15/41(a)(c)		3,451	3,451,617
BX Trust
Series 2019-CALM, Class E, (1-mo. CME Term SOFR + 2.11%), 7.21%, 11/15/32(a)(c)		2,100	2,097,375
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		2,786	2,588,733

26	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BX Trust
Series 2021-ARIA, Class A, (1-mo. CME Term SOFR + 1.01%), 6.11%, 10/15/36(a)(c)	USD	566	$562,816
Series 2021-ARIA, Class C, (1-mo. CME Term SOFR + 1.76%), 6.86%, 10/15/36(a)(c)		150	148,734
Series 2021-LBA, Class AJV, (1-mo. CME Term SOFR + 0.91%), 6.01%, 02/15/36(a)(c)		1,700	1,691,756
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 0.91%), 6.01%, 02/15/36(a)(c)		594	588,887
Series 2021-MFM1, Class A, (1-mo. CME Term SOFR + 0.81%), 5.91%, 01/15/34(a)(c)		1,878	1,870,096
Series 2021-MFM1, Class G, (1-mo. CME Term SOFR + 4.01%), 9.11%, 01/15/34(a)(c)		525	511,936
Series 2021-VIEW, Class E, (1-mo. CME Term SOFR + 3.71%), 8.81%, 06/15/36(a)(c)		2,542	2,414,345
Series 2021-VIEW, Class F, (1-mo. CME Term SOFR + 4.04%), 9.14%, 06/15/36(a)(c)		856	781,525
Series 2022-GPA, Class A, (1-mo. CME Term SOFR + 2.17%), 7.26%, 08/15/39(a)(c)		12,013	12,013,170
Series 2022-GPA, Class B, (1-mo. CME Term SOFR + 2.66%), 7.76%, 08/15/41(a)(c)		351	351,366
Series 2022-GPA, Class D, (1-mo. CME Term SOFR + 4.06%), 9.16%, 08/15/43(a)(c)		1,839	1,834,098
Series 2022-LBA6, Class A, (1-mo. CME Term SOFR + 1.00%), 6.10%, 01/15/39(a)(c)		1,065	1,058,344
Series 2022-VAMF, Class A, (1-mo. CME Term SOFR + 0.85%), 5.95%, 01/15/39(a)(c)		5,000	4,959,375
Series 2022-VAMF, Class B, (1-mo. CME Term SOFR + 1.28%), 6.38%, 01/15/39(a)(c)		397	393,278
Series 2023-DELC, Class A, (1-mo. CME Term SOFR + 2.69%), 7.79%, 05/15/38(a)(c)		5,023	5,041,836
Series 2023-DELC, Class D, (1-mo. CME Term SOFR + 4.39%), 9.48%, 05/15/38(a)(c)		270	272,363
Series 2024-CNYN, Class A, (1-mo. CME Term SOFR + 1.44%), 6.54%, 04/15/41(a)(c)		4,482	4,477,390
Series 2024-CNYN, Class D, (1-mo. CME Term SOFR + 2.69%), 7.79%, 04/15/41(a)(c)		1,929	1,929,457
Series 2024-CNYN, Class E, (1-mo. CME Term SOFR + 3.69%), 8.79%, 04/15/41(a)(c)		2,932	2,907,319
Series 2024-PALM, Class A, (1-mo. CME Term SOFR + 1.54%), 6.64%, 06/15/37(a)(c)		10,560	10,556,700
Series 2024-PAT, Class A, (1-mo. CME Term SOFR + 2.09%), 7.19%, 03/15/41(a)(c)		2,210	2,216,906
Series 2024-PAT, Class C, (1-mo. CME Term SOFR + 4.44%), 9.54%, 03/15/41(a)(c)		4,722	4,704,813
Series 2024-PAT, Class D, (1-mo. CME Term SOFR + 5.39%), 10.49%, 03/15/41(a)(c)		2,263	2,261,244
BXP Trust
Series 2017-GM, Class B, 3.54%, 06/13/39(a)(c)		265	252,994
Series 2021-601L, Class D, 2.87%, 01/15/44(a)(c)		1,120	822,200
CALI Mortgage Trust, Series 2024-SUN, Class A, (1-mo. CME Term SOFR + 1.89%), 6.99%, 07/15/41(a)(c)		2,390	2,391,494
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D, (1-mo. CME Term SOFR + 2.05%), 7.14%, 12/15/37(a)(c)		1,000	998,750
Series 2019-LIFE, Class E, (1-mo. CME Term SOFR + 2.45%), 7.54%, 12/15/37(a)(c)		1,437	1,435,204
CD Mortgage Trust
Series 2016-CD1, Class A3, 2.46%, 08/10/49		4,116	3,947,345
Series 2017-CD6, Class B, 3.91%, 11/13/50(c)		336	313,419

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
CENT Trust, Series 2023-CITY, Class A, (1-mo. CME Term SOFR + 2.62%), 7.72%, 09/15/38(a)(c)	USD	5,474	$5,484,330
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class C, 5.00%, 05/10/58(c)		130	124,595
CFK Trust
Series 2019-FAX, Class D, 4.79%, 01/15/39(a)(c)		2,500	2,291,056
Series 2019-FAX, Class E, 4.79%, 01/15/39(a)(c)		2,600	2,300,473
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, 3.64%, 05/10/35(a)(c)		100	95,750
Series 2015-P1, Class D, 3.23%, 09/15/48(a)		694	590,902
Series 2016-P3, Class A4, 3.33%, 04/15/49		2,635	2,571,772
Series 2017-P7, Class A4, 3.71%, 04/14/50		6,000	5,801,527
COAST Commercial Mortgage Trust
Series 2023-2HTL, Class A, (1-mo. CME Term SOFR + 2.59%), 7.69%, 08/15/36(a)(c)		1,482	1,480,481
Series 2023-2HTL, Class D, (1-mo. CME Term SOFR + 4.44%), 9.54%, 08/15/36(a)(c)		2,600	2,582,131
Commercial Mortgage Trust
Series 2015-CR23, Class A4, 3.50%, 05/10/48		2,000	1,980,940
Series 2015-CR26, Class A4, 3.63%, 10/10/48		3,535	3,483,285
Series 2015-LC19, Class B, 3.83%, 02/10/48(c)		296	286,012
Series 2015-PC1, Class B, 4.41%, 07/10/50(c)		3,175	3,034,174
Series 2016-667M, Class D, 3.29%, 10/10/36(a)(c)		500	402,376
Series 2024-WCL1, Class A, (1-mo. CME Term SOFR + 1.84%), 6.92%, 06/15/41(a)(c)		5,270	5,248,591
Series 2024-WCL1, Class B, (1-mo. CME Term SOFR + 2.59%), 7.67%, 06/15/41(a)(c)		1,757	1,747,666
Series 2024-WCL1, Class E, (1-mo. CME Term SOFR + 4.49%), 9.57%, 06/15/41(a)(c)		2,319	2,307,602
CONE Trust, Series 2024-DFW1, Class E, (1-mo. CME Term SOFR + 3.89%), 8.99%, 08/15/41(a)(c)		2,330	2,326,107
Credit Suisse Mortgage Trust
Series 2017-PFHP, Class A, (1-mo. CME Term SOFR + 1.00%), 6.09%, 12/15/30(a)(c)		240	231,346
Series 2020-FACT, Class E, (1-mo. CME Term SOFR + 5.23%), 10.32%, 10/15/37(a)(c)		1,134	1,040,468
Series 2021-BHAR, Class A, (1-mo. CME Term SOFR + 1.26%), 6.36%, 11/15/38(a)(c)		1,020	1,010,756
Series 2021-BHAR, Class B, (1-mo. CME Term SOFR + 1.61%), 6.71%, 11/15/38(a)(c)		649	642,713
CRSO Trust, Series 2023-BRND, 7.12%, 07/10/40(a) .		1,289	1,370,034
DBGS Mortgage Trust
Series 2018-5BP, Class A, (1-mo. CME Term SOFR + 0.89%), 5.99%, 06/15/33(a)(c)		5,000	4,587,500
Series 2018-BIOD, Class D, (1-mo. CME Term SOFR + 1.60%), 6.69%, 05/15/35(a)(c)		2,625	2,595,469
Series 2018-BIOD, Class F, (1-mo. CME Term SOFR + 2.30%), 7.39%, 05/15/35(a)(c)		2,505	2,463,474
Series 2024-SBL, Class A, (1-mo. CME Term SOFR + 1.88%), 6.98%, 08/15/34(a)(c)		570	569,054
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 6.14%, 06/10/37(a)(c)		1,613	1,644,533
DBWF Mortgage Trust, Series 2024-LCRS, Class A, (1-mo. CME Term SOFR + 1.74%), 6.84%, 04/15/37(a)(c)		2,423	2,401,042
DC Trust
Series 2024-HLTN, Class A, 5.93%, 04/13/40(a)(c)		1,110	1,131,885
Series 2024-HLTN, Class F, 10.66%, 04/13/40(a)(c)		2,932	3,017,029
Deutsche Bank UBS Mortgage Trust
Series 2017-BRBK, Class D, 3.65%, 10/10/34(a)(c)		990	971,403
Series 2017-BRBK, Class F, 3.65%, 10/10/34(a)(c)		1,094	1,062,510

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
DK Trust
Series 2024-SPBX, Class A, (1-mo. CME Term SOFR + 1.50%), 6.60%, 03/15/34(a)(c)	USD 2,860	$2,858,212
Series 2024-SPBX, Class E, (1-mo. CME Term SOFR + 4.00%), 9.10%, 03/15/34(a)(c)	8,186	8,192,180
ELM Trust
Series 2024-ELM, Class A10, 5.99%, 06/10/39(a)(c)	3,350	3,425,746
Series 2024-ELM, Class A15, 5.99%, 06/10/39(a)(c)	3,350	3,425,746
Series 2024-ELM, Class E10, 8.05%, 06/10/39(a)(c)	4,157	4,241,432
ELP Commercial Mortgage Trust, Series 2021-ELP, Class G, (1-mo. CME Term SOFR + 3.23%), 8.33%, 11/15/38(a)(c)	660	642,437
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)(c)	1,222	1,251,033
Extended Stay America Trust
Series 2021-ESH, Class D, (1-mo. CME Term SOFR + 2.36%), 7.46%, 07/15/38(a)(c)	3,425	3,431,758
Series 2021-ESH, Class E, (1-mo. CME Term SOFR + 2.96%), 8.06%, 07/15/38(a)(c)	2,731	2,731,023
Series 2021-ESH, Class F, (1-mo. CME Term SOFR + 3.81%), 8.91%, 07/15/38(a)(c)	9,141	9,135,419
Fashion Show Mall LLC, Series 2024-SHOW, Class A, 10/10/29(a)(c)(e)	2,291	2,284,827
FREMF Mortgage Trust
Series 2018-K74, Class B, 4.23%, 02/25/51(a)(c)	2,150	2,116,060
Series 2018-W5FX, Class CFX, 3.79%, 04/25/28(a)(c)	4,100	3,708,550
Series 2020-K105, Class B, 3.53%, 03/25/53(a)(c)	2,905	2,725,289
FS Rialto Issuer Ltd., Series 2022-FL7, Class A, (1- mo. CME Term SOFR + 2.90%), 7.99%, 10/19/39(a)(c)	2,976	2,988,083
Great Wolf Trust, Series 2024-WOLF, Class A, (1-mo. CME Term SOFR + 1.54%), 6.64%, 03/15/39(a)(c)	1,914	1,909,813
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(c)	4,100	3,999,226
GS Mortgage Securities Trust
Series 2015-GC32, Class C, 4.55%, 07/10/48(c)	881	851,085
Series 2017-GS6, Class A3, 3.43%, 05/10/50	2,000	1,925,049
Series 2017-SLP, Class C, 3.92%, 10/10/32(a)	161	160,155
Series 2019-GSA1, Class A4, 3.05%, 11/10/52	2,587	2,425,077
Series 2019-GSA1, Class C, 3.93%, 11/10/52(c)	2,530	2,180,834
Series 2021-DM, Class A, (1-mo. CME Term SOFR + 1.00%), 6.10%, 11/15/36(a)(c)	1,970	1,953,378
Series 2022-AGSS, Class A, (1-mo. CME Term SOFR + 2.69%), 7.79%, 11/15/27(a)(c)	3,226	3,230,925
Series 2022-ECI, Class A, (1-mo. CME Term SOFR + 2.19%), 7.29%, 08/15/39(a)(c)	3,415	3,416,067
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 7.19%, 03/15/28(a)(c)	5,707	5,717,701
Series 2023-SHIP, Class C, 5.69%, 09/10/38(a)(c)	1,000	993,838
Series 2023-SHIP, Class E, 7.68%, 09/10/38(a)(c)	9,607	9,705,474
Series 2024-RVR, Class E, 7.72%, 08/10/29(a)(c)	1,263	1,261,935
GWT, Series 2024-WLF2, Class A, (1-mo. CME Term SOFR + 1.69%), 6.79%, 05/15/41(a)(c)	11,768	11,768,000
Harvest Commercial Capital Loan Trust Series 2019-1, Class M5, 5.73%, 09/25/46(a)(c)	1,536	1,435,997
Series 2020-1, Class M4, 5.96%, 04/25/52(a)(c)	669	621,582
HIG RCP LLC, Series 2023-FL1, Class A, (1-mo. CME Term SOFR + 2.27%), 7.37%, 09/19/38(a)(c)	1,971	1,974,661

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
HIH Trust
Series 2024-61P, Class A, (1-mo. CME Term SOFR + 1.84%), 10/15/41(a)(c)(e)	USD 2,400	$2,393,798
Series 2024-61P, Class D, (1-mo. CME Term SOFR + 3.64%), 10/15/41(a)(c)(e)	900	897,698
HILT Commercial Mortgage Trust
Series 2024-ORL, Class A, (1-mo. CME Term SOFR + 1.54%), 6.64%, 05/15/37(a)(c)	3,695	3,688,072
Series 2024-ORL, Class D, (1-mo. CME Term SOFR + 3.19%), 8.29%, 05/15/37(a)(c)	4,173	4,115,621
HIT Trust, Series 2022-HI32, Class A, (1-mo. CME Term SOFR + 2.39%), 7.49%, 07/09/25(a)(c)	688	689,809
HLTN Commercial Mortgage Trust, Series 2024- DPLO, Class A, (1-mo. CME Term SOFR + 1.64%), 6.74%, 06/15/41(a)(c)	2,096	2,092,070
HONO Mortgage Trust, Series 2021-LULU, Class A, (1-mo. CME Term SOFR + 1.26%), 6.36%, 10/15/36(a)(c)	4,812	4,663,595
Houston Galleria Mall Trust, Series 2015-HGLR, Class D, 3.98%, 03/05/37(a)	578	561,181
HTL Commercial Mortgage Trust
Series 2024-T53, Class A, 6.07%, 05/10/39(a)(c)	1,280	1,308,189
Series 2024-T53, Class E, 10.60%, 05/10/39(a)(c)	3,538	3,665,972
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 3.04%, 12/10/41(a)(c)	712	535,328
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (1-mo. CME Term SOFR + 2.25%), 7.34%, 10/15/39(a)(c)	6,218	6,212,171
INTOWN Mortgage Trust, Series 2022-STAY, Class A, (1-mo. CME Term SOFR + 2.49%), 7.59%, 08/15/39(a)(c)	3,483	3,491,707
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.29%, 12/15/48(a)(c)	507	448,659
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class AS, 4.42%, 06/15/51	111	106,199
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2, Class A4, 2.82%, 08/15/49	3,655	3,532,907
Series 2016-NINE, Class B, 2.95%, 09/06/38(a)(c)	2,073	1,957,294
Series 2018-PHH, Class A, (1-mo. CME Term SOFR + 1.26%), 6.35%, 06/15/35(a)(c)	1,036	902,980
Series 2020-609M, Class D, (1-mo. CME Term SOFR + 3.13%), 8.23%, 10/15/33(a)(c)	700	556,290
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 1.16%), 6.26%, 04/15/38(a)(c)	277	276,249
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.81%), 7.91%, 04/15/38(a)(c)	3,330	3,313,350
Series 2022-NLP, Class F, (1-mo. CME Term SOFR + 3.54%), 8.64%, 04/15/37(a)(c)	2,978	2,540,891
Series 2022-NXSS, Class A, (1-mo. CME Term SOFR + 2.18%), 7.28%, 09/15/39(a)(c)	6,051	6,051,111
Series 2022-OPO, Class D, 3.57%, 01/05/39(a)(c)	2,061	1,576,665
Series 2024-OMNI, Class A, 5.80%, 10/05/39(a)(c)	1,660	1,700,744
JW Commercial Mortgage Trust
Series 2024-MRCO, Class A, (1-mo. CME Term SOFR + 1.62%), 6.70%, 06/15/39(a)(c)	2,617	2,612,100
Series 2024-MRCO, Class D, (1-mo. CME Term SOFR + 3.19%), 8.27%, 06/15/39(a)(c)	1,506	1,506,572
KSL Commercial Mortgage Trust
Series 2023-HT, Class A, (1-mo. CME Term SOFR + 2.29%), 7.39%, 12/15/36(a)(c)	3,906	3,915,765

28	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
KSL Commercial Mortgage Trust
Series 2023-HT, Class D, (1-mo. CME Term SOFR + 4.29%), 9.38%, 12/15/36(a)(c)	USD 11,220	$11,248,050
LBA Trust
Series 2024-7IND, Class A, (1-mo. CME Term SOFR + 1.44%), 6.54%, 10/15/41(a)(c)	2,340	2,338,537
Series 2024-7IND, Class D, (1-mo. CME Term SOFR + 2.64%), 7.74%, 10/15/41(a)(c)	592	592,000
Series 2024-BOLT, Class A, (1-mo. CME Term SOFR + 1.59%), 6.69%, 06/15/26(a)(c)	8,030	8,030,000
Series 2024-BOLT, Class F, (1-mo. CME Term SOFR + 4.44%), 9.53%, 06/15/26(a)(c)	690	688,056
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2007-2A, Class M1, (1-mo. CME Term SOFR + 0.51%), 5.37%, 06/25/37(a)(c)	166	164,913
Series 2007-3A, Class M2, (1-mo. CME Term SOFR + 2.11%), 6.97%, 10/25/37(a)(c)	3,340	2,838,475
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 7.79%, 08/15/40(a)(c)	1,281	1,286,950
LUXE Trust, Series 2021-TRIP, Class E, (1-mo. CME Term SOFR + 2.86%), 7.96%, 10/15/38(a)(c)	654	653,727
MCR Mortgage Trust
Series 2024-HTL, Class A, (1-mo. CME Term SOFR + 1.76%), 6.86%, 02/15/37(a)(c)	205	203,506
Series 2024-HTL, Class E, (1-mo. CME Term SOFR + 4.65%), 9.75%, 02/15/37(a)(c)	1,476	1,473,871
Series 2024-TWA, Class A, 5.92%, 06/12/39(a)	2,250	2,302,206
Series 2024-TWA, Class E, 8.73%, 06/12/39(a)	2,080	2,120,374
MF1, Series 2021-W10, Class G, (1-mo. CME Term SOFR + 4.22%), 9.32%, 12/15/34(a)(c)	560	530,141
MF1 LLC, Series 2024-FL14, Class A, (1-mo. CME Term SOFR + 1.74%), 6.70%, 03/19/39(a)(c)	1,010	1,010,313
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 0.92%), 6.01%, 04/15/38(a)(c)	4,197	4,178,539
Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 2.72%), 7.81%, 04/15/38(a)(c)	191	190,068
Series 2021-MHC2, Class A, (1-mo. CME Term SOFR + 0.96%), 6.06%, 05/15/38(a)(c)	2,268	2,257,715
MHP
Series 2021-STOR, Class A, (1-mo. CME Term SOFR + 0.81%), 5.91%, 07/15/38(a)(c)	1,105	1,096,713
Series 2021-STOR, Class G, (1-mo. CME Term SOFR + 2.86%), 7.96%, 07/15/38(a)(c)	3,426	3,398,164
Series 2021-STOR, Class J, (1-mo. CME Term SOFR + 4.06%), 9.16%, 07/15/38(a)(c)	1,917	1,895,033
MIC Trust (The), Series 2023-MIC, Class A, 8.73%, 12/05/38(a)(c)	1,670	1,840,296
MIRA Trust, Series 2023-MILE, Class A, 6.76%, 06/10/38(a)	1,978	2,091,003
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A5, 3.64%, 10/15/48	1,455	1,434,023
Series 2016-C32, Class A4, 3.72%, 12/15/49	1,060	1,037,528
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, 3.78%, 05/15/48(c)	2,000	1,977,241
Series 2017-ASHF, Class G, (1-mo. CME Term SOFR + 7.20%), 12.29%, 11/15/34(a)(c)	939	932,123
Series 2017-H1, Class B, 4.08%, 06/15/50	2,400	2,270,901
Series 2018-MP, Class E, 4.42%, 07/11/40(a)(c)	2,184	1,385,900
Series 2019-H6, Class D, 3.00%, 06/15/52(a)	470	357,526
Series 2019-H7, Class AS, 3.52%, 07/15/52	1,900	1,774,781

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2019-H7, Class C, 4.13%, 07/15/52	USD 5,000	$4,528,317
Series 2019-H7, Class D, 3.00%, 07/15/52(a)	3,000	2,361,654
Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(c)	2,320	2,250,667
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.01%, 12/15/56(c)	1,364	1,502,888
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (1-mo. CME Term SOFR + 1.40%), 6.50%, 03/15/39(a)(c)	910	903,744
Natixis Commercial Mortgage Securities Trust,
Series 2017-75B, Class A, 3.86%, 04/10/37(a)	1,850	1,556,278
NJ Trust, Series 2023-GSP, Class A, 6.70%, 01/06/29(a)(c)	1,470	1,559,000
NYC Trust
Series 2024-3ELV, Class A, (1-mo. CME Term SOFR + 1.99%), 7.09%, 08/15/29(a)(c)	599	601,631
Series 2024-3ELV, Class C, (1-mo. CME Term SOFR + 2.84%), 7.94%, 08/15/29(a)(c)	405	407,559
Series 2024-3ELV, Class D, (1-mo. CME Term SOFR + 3.84%), 8.94%, 08/15/29(a)(c)	1,564	1,571,820
Olympic Tower Mortgage Trust
Series 2017-OT, Class A, 3.57%, 05/10/39(a)	2,920	2,685,941
Series 2017-OT, Class D, 4.08%, 05/10/39(a)(c)	1,080	831,712
Series 2017-OT, Class E, 4.08%, 05/10/39(a)(c)	498	359,857
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(a)	1,930	1,716,997
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(a)	1,127	962,496
One New York Plaza Trust
Series 2020-1NYP, Class A, (1-mo. CME Term SOFR + 1.06%), 6.16%, 01/15/36(a)(c)	1,035	988,425
Series 2020-1NYP, Class AJ, (1-mo. CME Term SOFR + 1.36%), 6.46%, 01/15/36(a)(c)	2,142	1,997,415
Series 2020-1NYP, Class B, (1-mo. CME Term SOFR + 1.61%), 6.71%, 01/15/36(a)(c)	1,338	1,244,340
OPEN Trust, Series 2023-AIR, Class A, (1-mo. CME Term SOFR + 3.09%), 8.19%, 10/15/28(a)(c)	3,190	3,219,881
PGA Trust, Series 2024-RSR2, Class A, (1-mo. CME Term SOFR + 1.89%), 6.99%, 06/15/39(a)(c)	1,754	1,746,874
PKHL Commercial Mortgage Trust
Series 2021-MF, Class F, (1-mo. CME Term SOFR + 3.46%), 8.56%, 07/15/38(a)(c)	900	585,937
Series 2021-MF, Class G, (1-mo. CME Term SOFR + 4.46%), 9.56%, 07/15/38(a)(c)	1,967	512,076
Ready Capital Mortgage Financing LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.55%), 7.41%, 10/25/39(a)(c)	4,282	4,299,330
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.47%), 7.32%, 06/25/37(a)(c)	557	558,648
Series 2023-FL11, Class A, (1-mo. CME Term SOFR + 2.37%), 7.23%, 10/25/39(a)(c)	1,897	1,904,470
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1-mo. CME Term SOFR + 2.25%), 7.35%, 01/19/37(a)(c)	5,654	5,650,466
SCG Mortgage Trust, Series 2024-MSP, Class A, (1-mo. CME Term SOFR + 1.74%), 6.84%, 04/15/41(a)(c)	2,750	2,731,953
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class B, 3.93%, 10/10/48	1,000	928,397
Series 2019-PREZ, Class E, 3.59%, 09/15/39(a)(c) .	3,391	2,775,601
SHER Trust, Series 2024-DAL, Class A, (1-mo. CME Term SOFR + 1.64%), 6.74%, 04/15/37(a)(c)	1,935	1,922,906

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
SHR Trust
Series 2024-LXRY, Class A, (1-mo. CME Term SOFR + 1.95%), 10/15/41(a)(c)(e)	USD 6,747	$6,747,000
Series 2024-LXRY, Class D, (1-mo. CME Term SOFR + 3.60%), 10/15/41(a)(c)(e)	2,720	2,720,000
Series 2024-LXRY, Class E, (1-mo. CME Term SOFR + 4.45%), 10/15/41(a)(c)(e)	1,836	1,836,000
SLG Office Trust,
Series 2021-OVA, Class A, 2.59%, 07/15/41(a)	3,500	3,039,184
SREIT Trust
Series 2021-MFP, Class F, (1-mo. CME Term SOFR + 2.74%), 7.84%, 11/15/38(a)(c)	2,832	2,812,944
Series 2021-MFP2, Class A, (1-mo. CME Term SOFR + 0.94%), 6.03%, 11/15/36(a)(c)	5,000	4,968,750
Series 2021-MFP2, Class F, (1-mo. CME Term SOFR + 2.73%), 7.83%, 11/15/36(a)(c)	2,226	2,206,522
STWD Trust
Series 2021-FLWR, Class A, (1-mo. CME Term SOFR + 0.69%), 5.79%, 07/15/36(a)(c)	1,446	1,438,770
Series 2021-FLWR, Class B, (1-mo. CME Term SOFR + 1.04%), 6.14%, 07/15/36(a)(c)	2,000	1,983,750
Series 2021-FLWR, Class E, (1-mo. CME Term SOFR + 2.04%), 7.14%, 07/15/36(a)(c)	1,738	1,720,620
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM, Class A, (1-mo. CME Term SOFR + 2.19%), 7.28%, 05/15/37(a)(c)	8,604	8,625,510
THPT Mortgage Trust,
Series 2023-THL, Class A, 7.23%, 12/10/34(a)(c)	1,259	1,306,813
TPGI Trust,
Series 2021-DGWD, Class E, (1-mo. CME Term SOFR + 2.46%), 7.56%, 06/15/26(a)(c)	2,879	2,860,478
TTAN,
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 0.96%), 6.06%, 03/15/38(a)(c)	4,217	4,203,488
TYSN Mortgage Trust,
Series 2023-CRNR, Class A, 6.80%, 12/10/33(a)(c)	1,340	1,416,951
UBS Commercial Mortgage Trust,
Series 2017-C4, Class AS, 3.84%, 10/15/50(c)	765	728,038
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M6, 7.05%, 10/26/48(a)(c)	1,632	1,334,261
Series 2019-1, Class M2, 4.01%, 03/25/49(a)(c)	160	144,643
Series 2019-2, Class M2, 3.39%, 07/25/49(a)(c)	1,112	972,100
Series 2019-2, Class M3, 3.48%, 07/25/49(a)(c)	1,215	1,027,592
Series 2019-2, Class M4, 3.99%, 07/25/49(a)(c)	1,249	1,025,112
Series 2019-3, Class M6, 6.03%, 10/25/49(a)(c)	561	459,374
Series 2020-1, Class AFX, 2.61%, 02/25/50(a)(c)	2,333	2,151,038
Series 2021-1, Class M4, 2.85%, 05/25/51(a)(c)	1,841	1,399,908
Series 2021-3, Class M4, 3.48%, 10/25/51(a)(c)	2,427	2,055,635
Series 2021-4, Class A, 2.52%, 12/26/51(a)(c)	6,594	5,895,747
Series 2021-4, Class M4, 4.48%, 12/26/51(a)(c)	1,081	844,239
Series 2022-1, Class M4, 5.20%, 02/25/52(a)(c)	5,456	4,279,402
Series 2022-4, Class M2, 6.97%, 08/25/52(a)(c)	1,082	1,080,345
Series 2022-4, Class M3, 7.53%, 08/25/52(a)(c)	920	893,811
Series 2023-2, Class A, 6.22%, 05/25/53(a)(c)	687	693,385
Series 2024-1, Class A, 6.55%, 01/25/54(a)(c)	3,959	4,032,211
Series 2024-1, Class M2, 7.23%, 01/25/54(a)(c)	356	363,893
Series 2024-1, Class M3, 8.44%, 01/25/54(a)(c)	414	426,813
Series 2024-2, Class M3, 8.02%, 04/25/54(a)(c)	1,733	1,774,289
Series 2024-2, Class M4, 10.72%, 04/25/54(a)(c)	3,280	3,364,210
Series 2024-3, Class M2, 7.23%, 06/25/54(a)(c)	1,688	1,732,993
Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B, 4.03%, 09/15/50	1,000	939,917
Series 2018-1745, Class A, 3.87%, 06/15/36(a)(c)	3,155	2,844,611
Series 2018-C46, Class A4, 4.15%, 08/15/51	3,740	3,653,338

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2019-C49, Class D, 3.00%, 03/15/52(a)	USD 354	$291,174
Series 2019-C50, Class B, 4.19%, 05/15/52	3,121	2,942,681
Series 2019-C53, Class A3, 2.79%, 10/15/52	1,000	928,121
Series 2021-C59, Class A4, 2.34%, 04/15/54	5,000	4,374,198
Series 2021-FCMT, Class A, (1-mo. CME Term SOFR + 1.31%), 6.41%, 05/15/31(a)(c)	4,660	4,555,150
Series 2024-1CHI, Class A, 5.48%, 07/15/35(a)(c)	395	397,816
Series 2024-BPRC, Class B, 6.22%, 07/15/43(a)	3,055	3,154,466
Series 2024-BPRC, Class C, 6.43%, 07/15/43(a)	1,945	1,983,131
Series 2024-BPRC, Class D, 7.08%, 07/15/43(a)	2,628	2,689,982
WMRK Commercial Mortgage Trust
Series 2022-WMRK, Class A, (1-mo. CME Term SOFR + 2.79%), 7.89%, 11/15/27(a)(c)	3,829	3,840,966
Series 2022-WMRK, Class B, (1-mo. CME Term SOFR + 3.44%), 8.53%, 11/15/27(a)(c)	1,435	1,439,036

		766,124,913

Interest Only Collateralized Mortgage Obligations — 0.3%
Ajax Mortgage Loan Trust,
Series 2021-E, Class XS, 0.00%, 12/25/60(a)(c)(d)	8,387	313,040
Barclays Mortgage Loan Trust
Series 2023-NQM3, Class XS, 0.82%, 10/25/63(a)(c)	20,023	290,745
Series 2024-NQM1, Class XS, 2.45%, 01/25/64(a)(c)	15,025	768,855
Series 2024-NQM3, Class XS, 0.00%, 06/25/64(a)(c)(d)	26,125	1,153,273
JPMorgan Mortgage Trust
Series 2021-INV7, Class A2X, 0.50%, 02/25/52(a)(c)	29,887	851,583
Series 2021-INV7, Class A3X, 0.50%, 02/25/52(a)(c)	17,565	339,193
Series 2021-INV7, Class A4X, 0.50%, 02/25/52(a)(c)	7,873	352,164
Series 2021-INV7, Class A5X, 0.50%, 02/25/52(a)(c)	3,254	92,729
Series 2021-INV7, Class AX1, 0.27%, 02/25/52(a)(c)	58,579	863,417
JPMorgan Resecuritization Trust,
Series 2014-5, Class 5C, 0.00%, 05/27/36(a)(c)(d)	9,443	1,677,415
Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7, 5.18%, 02/25/38(a)(c)	9,398	2,114,674

		8,817,088

Interest Only Commercial Mortgage-Backed Securities — 0.6%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2017-SCH, Class XFCP, 0.00%, 11/15/19(a)(c)(d)	95,950	432
Series 2017-SCH, Class XLCP, 0.00%, 11/15/19(a)(c)(d)	56,050	73
BANK
Series 2019-BN22, Class XA, 0.70%, 11/15/62(c)	38,374	986,222
Series 2019-BN22, Class XB, 0.24%, 11/15/62(c)	85,561	651,145
Series 2020-BN28, Class XB, 1.09%, 03/15/63(c)	29,820	1,506,156
BBCMS Trust,
Series 2015-SRCH, Class XB, 0.30%, 08/10/35(a)(c)	12,500	66,175
Benchmark Mortgage Trust
Series 2019-B12, Class XA, 1.21%, 08/15/52(c)	35,267	1,205,907
Series 2019-B9, Class XA, 1.18%, 03/15/52(c)	15,082	545,856
Series 2020-B17, Class XB, 0.65%, 03/15/53(c)	17,599	372,455
Series 2020-B19, Class XA, 1.87%, 09/15/53(c)	23,442	1,323,816
Series 2021-B23, Class XA, 1.37%, 02/15/54(c)	18,211	1,003,161

30	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.95%, 06/15/56(c)	USD 8,074	$401,751
BX Trust, Series 2022-GPA, Class XCP, 0.00%, 08/15/23(a)(c)(d)	65,811	1,928
CFK Trust, Series 2019-FAX, Class XA, 0.35%, 01/15/39(a)(c)	62,648	630,481
Commercial Mortgage Trust, Series 2019-GC44, Class XA, 0.74%, 08/15/57(c)	40,021	843,463
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class XA, 1.70%, 06/15/52(c)	9,511	536,130
Series 2019-C17, Class XA, 1.46%, 09/15/52(c)	3,681	185,205
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(a)(c)	11,214	253,054
ELM Trust
Series 2024-ELM, Class XP10, 0.24%, 06/10/39(a)(c)	33,570	126,596
Series 2024-ELM, Class XP15, 1.61%, 06/10/39(a)(c)	30,405	760,085
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class X1, 0.40%, 05/03/32(a)(c)	144,016	119,159
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(c)	8,570	111,381
Series 2017-C5, Class XB, 0.41%, 03/15/50(c)	30,000	224,685
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(c)	17,400	205,276
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 0.99%, 03/10/50(a)(c)	8,386	122,167
MCR Mortgage Trust, Series 2024-TWA, Class XA, 0.92%, 06/12/39(a)	11,446	213,705
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, 1.40%, 12/15/47(a)(c)	220	2,490
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.30%, 06/15/50(a)(c)	8,625	426,755
Series 2019-L2, Class XA, 1.17%, 03/15/52(c)	10,598	384,465
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 1.14%, 12/15/56(c)	34,038	2,183,432
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 05/10/39(a)(c)	28,100	241,837
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.00%, 02/10/32(a)(c)(d)	91,391	285,779
Series 2017-1MKT, Class XNCP, 0.22%, 02/10/32(a)(c)	18,278	47,907
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.58%, 10/15/52(c)	8,638	489,628
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class XB, 0.64%, 04/15/50(c)	7,000	17,441
Series 2016-BNK1, Class XD, 1.38%, 08/15/49(a)(c)	1,000	19,079
Series 2024-BPRC, Class X, 0.31%, 07/15/43(a)(c) .	24,115	238,442
WFRBS Commercial Mortgage Trust, Series 2014- C21, Class XA, 0.70%, 08/15/47(c)	294	4

		16,733,723

Total Non-Agency Mortgage-Backed Securities — 46.5% (Cost: $1,402,428,354)		1,356,545,823

U.S. Government Sponsored Agency Securities

Commercial Mortgage-Backed Securities — 0.2%
Freddie Mac, Series KJ48, Class A2, 5.03%, 10/25/31	1,413	1,466,002

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Ginnie Mae
Series 2023-118, Class BA, 3.75%, 05/16/65(c)	USD 808	$788,774
Series 2023-119, Class AD, 2.25%, 04/16/65	1,436	1,188,254
Series 2023-50, Class AC, 3.25%, 09/16/63(c)	800	736,866

		4,179,896

Interest Only Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac
Series K116, Class X1, 1.52%, 07/25/30(c)	23,703	1,536,207
Series KL05, Class X1P, 1.02%, 06/25/29(c)	12,845	485,583
Ginnie Mae
Series 2016-36, Class IO, 0.66%, 08/16/57(c)	2,604	74,030
Series 2017-24, Class IO, 0.74%, 12/16/56(c)	9,876	316,416

		2,412,236

Mortgage-Backed Securities — 0.1%
Fannie Mae Mortgage-Backed Securities, 5.81%, 06/01/31	3,533	3,723,318

Total U.S. Government Sponsored Agency Securities — 0.4% (Cost: $10,790,702)		10,315,450

Total Long-Term Investments — 100.2% (Cost: $3,006,403,416)		2,924,076,302

	Shares

Short-Term Securities

Money Market Funds — 0.2%
Dreyfus Treasury Securities Cash Management, Institutional Class, 4.88%(k)	7,105,724	7,105,724

Total Short-Term Securities — 0.2% (Cost: $7,105,724)		7,105,724

Total Investments Before TBA Sale Commitments — 100.4% (Cost: $3,013,509,140)		2,931,182,026

	Par (000)

TBA Sale Commitments(l)

Mortgage-Backed Securities — (0.8)%
Uniform Mortgage-Backed Securities 2.00%, 10/01/54	USD (4,579)	(3,784,688)
2.50%, 10/01/54	(22,139)	(19,107,729)

Total TBA Sale Commitments — (0.8)% (Proceeds: $(23,153,504))		(22,892,417)

Total Investments Net of TBA Sale Commitments — 99.6% (Cost: $2,990,355,636)		2,908,289,609
Other Assets Less Liabilities — 0.4%		11,468,541

Net Assets — 100.0%		$2,919,758,150

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.
(e)	When-issued security.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Issuer filed for bankruptcy and/or is in default.

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series A Portfolio

(h)	Non-income producing security.

(i) Perpetual security with no stated maturity date.

(j) Rounds to less than 1,000.

(k) Annualized 7-day yield as of period end.

(l) Represents or includes a TBA transaction.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 248,000	USD	278,388	JPMorgan Chase Bank N.A.	12/18/24	$(1,441)
USD 12,197,507	EUR	10,925,000	UBS AG	12/18/24	(2,654)

					$(4,095)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CMBX.NA.9.BBB-	3.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	140	$22,155	$4,258	$17,897
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	53	8,387	3,694	4,693
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	27	4,273	1,345	2,928
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	1	—	—	—

							$34,815	$9,297	$25,518

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	USD	220	$(34,815)	$(23,644)	$(11,171)
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	1,000	(172,553)	(75,376)	(97,177)
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	500	(86,277)	(45,461)	(40,816)

								$(293,645)	$(144,481)	$(149,164)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$9,297	$(144,481)	$25,518	$(149,164)

32	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series A Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps;
Swap premiums paid	$—	$34,815	$—	$—	$—	$—	$34,815

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$4,095	$—	$—	$4,095
Swaps — OTC
Unrealized depreciation on OTC swaps;
Swap premiums received	—	293,645	—	—	—	—	293,645

	$—	$293,645	$—	$4,095	$—	$—	$297,740

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$(171,327)	$—	$—	$(171,327)
Swaps	—	(125,636)	—	—	—	—	(125,636)

	$—	$(125,636)	$—	$(171,327)	$—	$—	$(296,963)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$(137,800)	$—	$—	$(137,800)
Swaps	—	139,614	—	—	—	—	139,614

	$—	$139,614	$—	$(137,800)	$—	$—	$1,814

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts
Average amounts purchased — in USD	$12,755,854
Average amounts sold — in USD	$139,194
Credit default swaps
Average notional value — buy protection	$220,593
Average notional value — sell protection	$1,720,000

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Forward foreign currency exchange contracts	$—	$4,095
Swaps — OTC(a)	34,815	293,645

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$34,815	$297,740

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$34,815	$297,740

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

S C H E D U L E S O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series A Portfolio

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Citigroup Global Markets, Inc.	$22,155	$—	$—	$—	$22,155
Morgan Stanley & Co. International PLC	12,660	—	—	—	12,660

	$34,815	$—	$—	$—	$34,815

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Deutsche Bank AG	$293,645	$—	$—	$(293,645)	$—
JPMorgan Chase Bank N.A.	1,441	—	—	—	1,441
UBS AG	2,654	—	—	—	2,654

	$297,740	$—	$—	$(293,645)	$4,095

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$1,535,455,352	$9,534,098	$1,544,989,450
Corporate Bonds	—	80,262	—	80,262
Floating Rate Loan Interests	—	—	12,145,317	12,145,317
Non-Agency Mortgage-Backed Securities	—	1,354,379,810	2,166,013	1,356,545,823
U.S. Government Sponsored Agency Securities	—	10,315,450	—	10,315,450
Short-Term Securities
Money Market Funds	7,105,724	—	—	7,105,724
Liabilities
TBA Sale Commitments	—	(22,892,417)	—	(22,892,417)

	$7,105,724	$2,877,338,457	$23,845,428	$2,908,289,609

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$25,518	$—	$25,518
Liabilities
Credit Contracts	—	(149,164)	—	(149,164)
Foreign Currency Exchange Contracts	—	(4,095)	—	(4,095)

	$—	$(127,741)	$—	$(127,741)

(a)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

34	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series A Portfolio

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds		Floating Rate Loan Interest	Non-Agency Mortgage-Backed Securities	Total

Assets
Opening Balance, as of March 31, 2024	$9,304,373	$—	(a)	$14,990,234	$3,559,253	$27,853,860
Transfers into Level 3	—	—		—	—	—
Transfers out of Level 3	—	—		—	(857,540)	(857,540)
Accrued discounts/premiums	—	—		2,923	30,235	33,158
Net realized gain (loss)	—	—		(18,214)	—	(18,214)
Net change in unrealized appreciation (depreciation)(b)(c)	229,725	—		412,944	(10,105)	632,564
Purchases	—	—		—	20,952	20,952
Sales	—	—		(3,242,570)	(576,782)	(3,819,352)

Closing Balance, as of September 30, 2024	$9,534,098	$—	(a)	$12,145,317	$2,166,013	$23,845,428

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024(c)	$229,725	$—		$413,429	$(10,105)	$633,049

(a)	Rounds to less than $1.
(b)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) September 30, 2024	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds

Aerospace & Defense — 3.2%
Boeing Co. (The) 2.85%, 10/30/24	USD	716	$714,488
3.63%, 03/01/48		1,843	1,270,476
3.85%, 11/01/48		1,086	771,218
3.90%, 05/01/49		435	315,131
5.81%, 05/01/50		1,141	1,102,341
6.86%, 05/01/54(a)		192	210,741
3.83%, 03/01/59		158	107,106
3.95%, 08/01/59		509	348,095
5.93%, 05/01/60		925	886,028
7.01%, 05/01/64(a)		483	532,159
L3Harris Technologies, Inc. 4.40%, 06/15/28		818	821,426
4.40%, 06/15/28		2,070	2,078,671
2.90%, 12/15/29		96	89,467
5.40%, 07/31/33		149	155,638
5.35%, 06/01/34		614	638,757
4.85%, 04/27/35		619	620,234
Lockheed Martin Corp. 5.72%, 06/01/40		629	686,371
3.80%, 03/01/45		121	104,222
Northrop Grumman Corp. 7.88%, 03/01/26		533	557,823
4.03%, 10/15/47		380	326,926
4.95%, 03/15/53		100	97,820
RTX Corp. 4.70%, 12/15/41		138	130,865
4.80%, 12/15/43		350	333,228
4.15%, 05/15/45		470	410,798
3.75%, 11/01/46		142	116,001
4.35%, 04/15/47		249	221,079
4.05%, 05/04/47		454	385,769
4.63%, 11/16/48		126	116,532
3.13%, 07/01/50		158	113,183
2.82%, 09/01/51		164	109,708
3.03%, 03/15/52		203	141,861
5.38%, 02/27/53		113	116,129
6.40%, 03/15/54		99	116,890

			14,747,181

Automobiles — 1.2%
Daimler Truck Finance North America LLC, 2.00%, 12/14/26(a)		931	886,429
Ford Holdings LLC, 9.30%, 03/01/30		77	90,607
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/26(a)		1,492	1,398,295
2.75%, 03/09/28(a)		255	233,495
2.45%, 09/15/28(a)		615	548,947
7.05%, 09/15/28(a)		590	625,044
Toyota Motor Corp., 2.76%, 07/02/29		130	123,215
Volkswagen Group of America Finance LLC 3.35%, 05/13/25(a)		358	354,567
5.40%, 03/20/26(a)		1,134	1,146,581

			5,407,180

Banks — 11.0%
Associated Banc-Corp, 6.46%, 08/29/30		1,520	1,562,640
Bank of America Corp. 2.55%, 02/04/28		1,287	1,236,528
3.42%, 12/20/28		7,478	7,274,617
3.97%, 03/05/29		1,759	1,738,275
3.97%, 02/07/30		172	169,005

Security	Par (000)		Value

Banks (continued)
Bank of America Corp. 1.92%, 10/24/31	USD	983	$846,992
2.69%, 04/22/32		3,756	3,349,860
2.97%, 02/04/33		320	286,574
Series N, 2.65%, 03/11/32		1,019	909,529
Bank of Ireland Group PLC, 6.25%, 09/16/26(a)		1,487	1,507,063
Barclays PLC, 4.84%, 09/10/28		1,335	1,346,229
Citigroup, Inc., 5.83%, 02/13/35		3,001	3,134,084
Goldman Sachs Bank U.S.A., 5.28%, 03/18/27		248	251,204
JPMorgan Chase & Co. 5.29%, 07/22/35		6,160	6,424,472
3.88%, 07/24/38		192	175,408
5.50%, 10/15/40		147	157,365
3.11%, 04/22/41		125	100,666
5.60%, 07/15/41		392	425,970
2.53%, 11/19/41		194	143,144
5.40%, 01/06/42		213	226,226
3.16%, 04/22/42		207	166,058
4.85%, 02/01/44		1,048	1,043,745
KeyBank N.A., 4.90%, 08/08/32		795	773,880
KeyCorp, 6.40%, 03/06/35		3,510	3,816,277
Lloyds Banking Group PLC, 4.58%, 12/10/25		1,446	1,440,894
PNC Financial Services Group, Inc. (The) 6.88%, 10/20/34		788	902,243
5.68%, 01/22/35		361	382,702
5.40%, 07/23/35		685	714,319
Sumitomo Mitsui Financial Group, Inc. 1.47%, 07/08/25		547	534,371
5.46%, 01/13/26		394	399,578
2.17%, 01/14/27		400	382,184
5.56%, 07/09/34		835	886,186
U.S. Bancorp 4.84%, 02/01/34		211	210,852
5.84%, 06/12/34		2,426	2,590,303
Wells Fargo & Co. 5.57%, 07/25/29		786	817,758
5.50%, 01/23/35		1,565	1,640,573
5.61%, 01/15/44		87	89,901
4.65%, 11/04/44		98	89,537
4.40%, 06/14/46		103	90,171
4.75%, 12/07/46		393	360,311
Wells Fargo Bank N.A. 5.45%, 08/07/26		700	716,715
5.25%, 12/11/26		733	751,365

			50,065,774

Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46		144	141,818
Anheuser-Busch InBev Worldwide, Inc. 4.38%, 04/15/38		186	179,398
5.45%, 01/23/39		481	514,906
4.35%, 06/01/40		360	339,984
4.95%, 01/15/42		262	261,959
3.75%, 07/15/42		173	151,282
4.75%, 04/15/58		254	243,913
5.80%, 01/23/59		344	387,580
Coca-Cola Co. (The) 4.20%, 03/25/50		100	91,318
2.60%, 06/01/50		306	207,279
2.50%, 03/15/51		153	100,198
5.20%, 01/14/55		93	97,575
2.75%, 06/01/60		314	206,465

36	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Beverages (continued)
Keurig Dr Pepper, Inc., 5.09%, 05/25/48	USD	168	$164,869
Keurig Dr. Pepper, Inc. 3.80%, 05/01/50		111	89,747
4.50%, 04/15/52		99	89,764

			3,268,055

Biotechnology — 2.0%
AbbVie, Inc. 3.60%, 05/14/25		311	309,017
4.05%, 11/21/39		101	93,295
4.63%, 10/01/42		567	544,785
4.40%, 11/06/42		359	338,569
4.85%, 06/15/44		104	102,782
4.75%, 03/15/45		144	140,079
4.45%, 05/14/46		450	420,222
4.88%, 11/14/48		352	346,446
4.25%, 11/21/49		183	163,917
5.40%, 03/15/54		1,255	1,330,748
Amgen, Inc. 5.25%, 03/02/33		470	489,305
4.56%, 06/15/48		140	126,862
4.66%, 06/15/51		161	147,459
3.00%, 01/15/52		1,387	979,994
4.20%, 02/22/52		564	480,119
4.88%, 03/01/53		210	197,459
5.65%, 03/02/53		207	217,749
2.77%, 09/01/53		603	391,827
Gilead Sciences, Inc. 2.60%, 10/01/40		289	216,303
5.65%, 12/01/41		100	107,336
4.80%, 04/01/44		223	215,417
4.50%, 02/01/45		190	175,938
4.75%, 03/01/46		161	154,080
4.15%, 03/01/47		1,362	1,193,340
2.80%, 10/01/50		310	210,831
5.55%, 10/15/53		93	99,830

			9,193,709

Broadline Retail — 0.3%
Alibaba Group Holding Ltd. 4.20%, 12/06/47		200	174,580
3.15%, 02/09/51		500	356,958
Amazon.com, Inc. 2.70%, 06/03/60		519	333,659
3.25%, 05/12/61		944	684,205

			1,549,402

Building Products — 0.0%
Carrier Global Corp., 3.58%, 04/05/50		63	49,665

Capital Markets — 6.6%
Blackstone Private Credit Fund, 4.95%, 09/26/27(a)		1,140	1,129,793
Blue Owl Credit Income Corp., 6.60%, 09/15/29(a)		626	642,195
Deutsche Bank AG 4.88%, 12/01/32		239	235,783
7.08%, 02/10/34		391	421,137
Goldman Sachs Group, Inc. (The) 4.25%, 10/21/25		304	302,869
1.95%, 10/21/27		6,210	5,920,076
1.99%, 01/27/32		1,024	875,948
2.62%, 04/22/32		941	831,575
2.38%, 07/21/32		123	106,672
2.65%, 10/21/32		736	646,628
3.10%, 02/24/33		755	679,298

Security	Par (000)		Value

Capital Markets (continued)
Intercontinental Exchange, Inc. 2.10%, 06/15/30	USD	163	$145,034
5.25%, 06/15/31		228	239,195
1.85%, 09/15/32		263	217,255
3.00%, 06/15/50		303	216,191
Morgan Stanley 3.77%, 01/24/29		5,608	5,515,640
5.16%, 04/20/29		3,711	3,814,391
4.43%, 01/23/30		421	421,921
5.66%, 04/18/30		2,595	2,729,721
5.04%, 07/19/30		2,591	2,662,580
UBS AG 7.95%, 01/09/25		795	801,154
3.70%, 02/21/25		250	248,835
UBS Group AG 2.75%, 02/11/33(a)		539	467,136
9.02%, 11/15/33(a)		269	339,925
5.96%, 01/12/34(a)		227	242,740
5.38%, 09/06/45(a)		290	296,673

			30,150,365

Chemicals — 2.1%
DuPont de Nemours, Inc. 4.73%, 11/15/28		3,110	3,169,377
5.32%, 11/15/38		692	753,559
5.42%, 11/15/48		81	89,585
Eastman Chemical Co. 5.75%, 03/08/33		118	124,721
5.63%, 02/20/34		260	271,472
4.80%, 09/01/42		274	254,993
4.65%, 10/15/44		400	362,323
LYB International Finance III LLC 5.63%, 05/15/33		258	273,998
5.50%, 03/01/34		415	431,642
Nutrien Ltd. 5.20%, 06/21/27		87	89,221
4.20%, 04/01/29		110	109,625
3.95%, 05/13/50		262	210,701
Olin Corp. 5.63%, 08/01/29		2,606	2,612,148
5.00%, 02/01/30		808	789,169
Sherwin-Williams Co. (The), 3.80%, 08/15/49		238	191,600

			9,734,134

Commercial Services & Supplies — 0.2%
Republic Services, Inc. 3.95%, 05/15/28		90	89,516
4.88%, 04/01/29		619	636,300

			725,816

Communications Equipment — 0.5%
Motorola Solutions, Inc. 2.30%, 11/15/30		465	410,258
5.60%, 06/01/32		92	97,271
5.40%, 04/15/34		1,538	1,605,082

			2,112,611

Consumer Finance — 2.2%
Ally Financial, Inc. 4.63%, 03/30/25		19	18,934
5.75%, 11/20/25		1,023	1,027,419
American Express Co. 5.04%, 07/26/28		276	281,997
5.28%, 07/26/35		809	842,336

S C H E D U L E S O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Consumer Finance (continued)
Ford Motor Credit Co. LLC
5.85%, 05/17/27	USD	2,910	$2,962,520
6.80%, 05/12/28		873	914,605
General Motors Financial Co., Inc., 1.20%, 10/15/24		540	539,120
Hyundai Capital America
5.80%, 06/26/25(a)		859	865,185
6.38%, 04/08/30(a)		81	87,339
5.70%, 06/26/30(a)		1,234	1,296,564
6.20%, 09/21/30(a)		125	134,812
5.40%, 06/24/31(a)		137	142,077
Toyota Motor Credit Corp.
4.55%, 08/09/29		471	478,565
3.38%, 04/01/30		411	394,184
5.55%, 11/20/30		97	103,641
2.40%, 01/13/32		103	90,288

			10,179,586

Consumer Staples Distribution & Retail — 0.5%
7-Eleven, Inc., 0.95%, 02/10/26(a)		755	720,547
CVS Health Corp.
2.88%, 06/01/26		231	225,409
5.13%, 07/20/45		137	127,642
5.05%, 03/25/48		245	223,619
4.25%, 04/01/50		110	88,787
5.63%, 02/21/53		111	109,536
Kroger Co. (The)
4.70%, 08/15/26		340	342,201
4.60%, 08/15/27		425	428,654

			2,266,395

Containers & Packaging — 1.3%
Berry Global, Inc.
1.57%, 01/15/26		2,494	2,399,899
5.80%, 06/15/31(a)		1,672	1,739,733
WRKCo, Inc.
4.65%, 03/15/26		600	600,360
3.38%, 09/15/27		751	730,575
3.00%, 06/15/33		733	643,750

			6,114,317

Diversified Consumer Services — 0.3%
Northwestern University, 4.64%, 12/01/44		255	252,710
United Rentals North America, Inc., 6.00%, 12/15/29(a)		819	845,419
University of Miami, Series 2022, 4.06%, 04/01/52		170	146,548
University of Southern California, Series 2017, 3.84%, 10/01/47		149	129,505

			1,374,182

Diversified REITs — 2.2%
American Tower Corp.
1.60%, 04/15/26		384	367,918
3.38%, 10/15/26		200	196,532
5.50%, 03/15/28		679	703,193
2.10%, 06/15/30		555	488,810
Crown Castle, Inc.
4.45%, 02/15/26		523	522,667
3.70%, 06/15/26		1,438	1,420,493
1.05%, 07/15/26		1,516	1,429,960
Equinix, Inc.
2.95%, 09/15/51		225	149,113
3.40%, 02/15/52		607	442,225
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/29		784	797,318
6.25%, 09/15/54		375	396,267

Security	Par (000)		Value

Diversified REITs (continued)
VICI Properties LP 5.13%, 05/15/32	USD	138	$138,561
5.63%, 05/15/52		285	278,860
VICI Properties LP/VICI Note Co., Inc., 4.13%, 08/15/30(a)		2,714	2,577,300

			9,909,217

Diversified Telecommunication Services — 1.6%
AT&T Inc. 6.38%, 03/01/41		131	145,401
4.85%, 07/15/45		97	91,500
5.45%, 03/01/47		259	263,035
4.50%, 03/09/48		245	217,235
5.15%, 02/15/50		237	230,535
3.65%, 06/01/51		199	152,599
3.50%, 09/15/53		292	214,525
3.55%, 09/15/55		433	316,711
3.80%, 12/01/57		627	474,723
3.65%, 09/15/59		786	570,287
3.85%, 06/01/60		1,583	1,198,574
3.50%, 02/01/61		125	89,231
Sprint Capital Corp., 6.88%, 11/15/28		2,019	2,204,379
Verizon Communications, Inc. 4.78%, 02/15/35(a)		200	199,713
5.85%, 09/15/35		150	161,880
4.81%, 03/15/39		192	189,035
2.65%, 11/20/40		329	242,411
3.85%, 11/01/42		117	99,963
4.13%, 08/15/46		105	90,463

			7,152,200

Electric Utilities — 9.4%
AEP Transmission Co. LLC, 5.40%, 03/15/53		227	235,177
AES Corp. (The) 3.30%, 07/15/25(a)		867	854,371
1.38%, 01/15/26		542	520,121
3.95%, 07/15/30(a)		287	273,702
2.45%, 01/15/31		905	783,783
Alabama Power Co. 3.94%, 09/01/32		373	361,304
5.70%, 02/15/33		93	98,696
3.45%, 10/01/49		117	90,016
Baltimore Gas & Electric Co., 4.25%, 09/15/48		196	171,974
Berkshire Hathaway Energy Co., 2.85%, 05/15/51		520	351,867
Colbun SA, 3.15%, 01/19/32(a)		615	541,008
Constellation Energy Generation LLC 6.50%, 10/01/53		77	88,997
5.75%, 03/15/54		147	155,529
DTE Electric Co. 2.95%, 03/01/50		259	182,639
5.40%, 04/01/53		170	178,500
Series A, 4.00%, 04/01/43		260	228,341
Series B, 3.25%, 04/01/51		120	89,241
Series B, 3.65%, 03/01/52		115	91,643
Duke Energy Carolinas LLC 3.95%, 11/15/28		907	904,139
2.45%, 08/15/29		999	926,401
3.20%, 08/15/49		557	404,235
Duke Energy Corp. 4.80%, 12/15/45		299	277,040
5.80%, 06/15/54		86	90,784
Duke Energy Florida LLC 4.20%, 07/15/48		196	168,307
5.95%, 11/15/52		363	401,365

38	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Electric Utilities (continued)
Duke Energy Progress LLC 3.70%, 09/01/28	USD	197	$194,375
3.45%, 03/15/29		2,269	2,209,252
3.70%, 10/15/46		25	20,117
3.60%, 09/15/47		333	262,450
Edison International 5.75%, 06/15/27		96	99,070
4.13%, 03/15/28		324	321,141
5.25%, 11/15/28		118	121,238
5.45%, 06/15/29		1,199	1,245,237
6.95%, 11/15/29		88	96,996
Enel Americas SA, 4.00%, 10/25/26		22	21,787
Enel Finance International NV 6.80%, 10/14/25(a)		550	563,275
1.63%, 07/12/26(a)		560	532,879
3.63%, 05/25/27(a)		229	224,736
Eversource Energy 4.75%, 05/15/26		342	343,930
3.45%, 01/15/50		174	129,727
Series U, 1.40%, 08/15/26		112	106,054
Exelon Corp. 5.45%, 03/15/34		113	118,532
4.95%, 06/15/35		692	692,469
5.63%, 06/15/35		34	36,093
4.10%, 03/15/52		225	185,797
FirstEnergy Corp.
Series B, 3.90%, 07/15/27		226	223,652
Series C, 4.85%, 07/15/47		205	187,872
Series C, 3.40%, 03/01/50		814	596,515
FirstEnergy Transmission LLC 4.35%, 01/15/25(a)		963	961,530
5.00%, 01/15/35(a)		480	487,359
4.55%, 04/01/49(a)		175	157,404
4.55%, 04/01/49(b)		158	142,113
Florida Power & Light Co. 5.25%, 02/01/41		101	103,665
5.13%, 06/01/41		101	101,949
4.13%, 02/01/42		302	272,521
3.99%, 03/01/49		137	116,907
2.88%, 12/04/51		809	559,993
5.60%, 06/15/54		114	124,321
Georgia Power Co. 4.70%, 05/15/32		1,136	1,157,300
4.95%, 05/17/33		150	154,199
5.25%, 03/15/34		1,143	1,198,303
Interstate Power & Light Co., 5.45%, 09/30/54		70	72,382
MidAmerican Energy Co. 4.25%, 05/01/46		136	120,093
3.95%, 08/01/47		166	140,640
3.15%, 04/15/50		247	180,881
5.30%, 02/01/55		348	359,696
NextEra Energy Capital Holdings, Inc. 6.05%, 03/01/25		399	400,678
5.75%, 09/01/25		443	447,484
1.90%, 06/15/28		136	125,407
2.25%, 06/01/30		363	324,454
Northern States Power Co. 2.90%, 03/01/50		131	91,606
3.20%, 04/01/52		186	135,564
4.50%, 06/01/52		98	90,035
5.10%, 05/15/53		89	89,792
5.40%, 03/15/54		86	90,817

Security	Par (000)		Value

Electric Utilities (continued)
NRG Energy, Inc. 2.45%, 12/02/27(a)	USD	533	$499,355
4.45%, 06/15/29(a)		162	158,307
Ohio Power Co. 4.00%, 06/01/49		497	407,210
Series D, 6.60%, 03/01/33		612	679,889
Series R, 2.90%, 10/01/51		106	69,670
Pacific Gas & Electric Co. 3.45%, 07/01/25		535	528,834
3.95%, 12/01/47		148	116,509
4.95%, 07/01/50		128	116,399
3.50%, 08/01/50		152	110,076
5.25%, 03/01/52		1,532	1,451,916
6.75%, 01/15/53		289	329,510
6.70%, 04/01/53		104	119,028
5.90%, 10/01/54		104	107,718
PECO Energy Co. 3.70%, 09/15/47		193	155,593
2.85%, 09/15/51		116	78,580
4.60%, 05/15/52		135	125,557
5.25%, 09/15/54		110	113,684
PPL Capital Funding, Inc., 5.25%, 09/01/34		644	663,081
Public Service Electric & Gas Co. 4.85%, 08/01/34		276	282,159
5.70%, 12/01/36		92	98,572
2.70%, 05/01/50		290	195,157
2.05%, 08/01/50		229	133,814
San Diego Gas & Electric Co. 4.95%, 08/15/28		282	289,766
4.15%, 05/15/48		232	198,515
5.35%, 04/01/53		140	143,703
Series TTT, 4.10%, 06/15/49		212	179,315
Series WWW, 2.95%, 08/15/51		127	89,144
Southern California Edison Co. 4.40%, 09/06/26		800	806,106
2.75%, 02/01/32		667	593,370
Series 20A, 2.95%, 02/01/51		363	248,165
Series E, 3.70%, 08/01/25		87	86,332
Series E, 5.45%, 06/01/52		742	757,901
Series G, 2.50%, 06/01/31		262	231,677
Series H, 3.65%, 06/01/51		254	194,905
Southern Co. (The) 5.70%, 10/15/32		680	728,717
5.20%, 06/15/33		164	169,943
4.85%, 03/15/35		1,561	1,573,583
4.25%, 07/01/36		372	352,908
Series A, 3.70%, 04/30/30		256	247,426
Tampa Electric Co. 4.30%, 06/15/48		414	359,791
4.45%, 06/15/49		64	57,731
Union Electric Co., 03/15/55(c)		410	408,681
Vistra Operations Co. LLC 5.13%, 05/13/25(a)		2,442	2,436,817
6.95%, 10/15/33(a)		427	481,398
6.00%, 04/15/34(a)		239	255,410
Wisconsin Electric Power Co., 5.05%, 10/01/54		175	173,790

			42,815,179

Electrical Equipment — 0.1%
Otis Worldwide Corp. 5.25%, 08/16/28		195	202,063
2.57%, 02/15/30		124	113,614

			315,677

S C H E D U L E S O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Financial Services — 1.4%
Aviation Capital Group LLC, 1.95%, 09/20/26(a)	USD	1,088	$1,030,479
Fidelity National Information Services, Inc., 3.10%, 03/01/41		600	462,134
Glencore Funding LLC 6.50%, 10/06/33(a)		242	266,971
5.63%, 04/04/34(a)		2,068	2,158,200
Nasdaq, Inc., 5.55%, 02/15/34		366	386,108
TER Finance Jersey Ltd., Series 22, 0.00%, 10/02/25(a)(d)		2,226	2,098,332

			6,402,224

Food Products — 0.1%
Kraft Heinz Foods Co. 4.88%, 10/01/49		472	444,876
5.50%, 06/01/50		91	93,571

			538,447

Ground Transportation — 1.8%
Burlington Northern Santa Fe LLC 5.75%, 05/01/40		122	133,325
5.05%, 03/01/41		130	131,964
5.40%, 06/01/41		85	89,158
4.95%, 09/15/41		221	221,057
4.40%, 03/15/42		112	104,949
4.38%, 09/01/42		136	126,880
4.45%, 03/15/43		137	128,754
5.15%, 09/01/43		88	90,961
4.90%, 04/01/44		90	89,341
4.55%, 09/01/44		97	91,586
4.15%, 04/01/45		138	123,231
3.90%, 08/01/46		121	103,073
Canadian National Railway Co. 3.85%, 08/05/32		397	383,465
3.65%, 02/03/48		267	220,307
CSX Corp. 4.10%, 11/15/32		91	89,523
5.20%, 11/15/33		92	97,004
6.00%, 10/01/36		102	113,694
4.30%, 03/01/48		77	69,111
4.50%, 03/15/49		91	84,219
4.90%, 03/15/55		144	141,505
Norfolk Southern Corp. 4.10%, 05/15/49		153	129,893
3.05%, 05/15/50		156	109,890
2.90%, 08/25/51		182	122,598
4.05%, 08/15/52		108	90,132
4.55%, 06/01/53		114	103,491
5.35%, 08/01/54		87	89,383
3.16%, 05/15/55		129	89,375
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.88%, 11/15/27(a)		1,166	1,214,476
5.70%, 02/01/28(a)		88	91,130
6.05%, 08/01/28(a)		808	850,475
Ryder System, Inc. 2.85%, 03/01/27		368	355,830
5.30%, 03/15/27		569	582,223
4.30%, 06/15/27		90	90,007
5.50%, 06/01/29		217	226,300
Uber Technologies, Inc. 4.80%, 09/15/34		234	233,676
5.35%, 09/15/54		789	782,530
Union Pacific Corp. 4.50%, 09/10/48		182	167,963
3.25%, 02/05/50		193	145,663

Security	Par (000)	Value

Ground Transportation (continued)
Union Pacific Corp. 3.80%, 10/01/51	USD 142	$117,060
3.95%, 08/15/59	255	208,418

		8,433,620

Health Care Equipment & Supplies — 1.9%
Baxter International, Inc. 3.95%, 04/01/30	383	374,342
1.73%, 04/01/31	529	445,103
Becton Dickinson & Co. 3.73%, 12/15/24	48	47,848
3.70%, 06/06/27	1,200	1,184,954
4.87%, 02/08/29	1,014	1,036,011
5.08%, 06/07/29	232	239,782
GE HealthCare Technologies, Inc., 5.55%, 11/15/24	375	375,142
Medtronic Global Holdings SCA, 4.50%, 03/30/33	316	317,761
Solventum Corp. 5.60%, 03/23/34(a)	2,403	2,488,514
5.90%, 04/30/54(a)	1,659	1,718,539
Thermo Fisher Scientific, Inc. 4.98%, 08/10/30	288	300,148
5.09%, 08/10/33	180	188,299
5.30%, 02/01/44	88	91,162

		8,807,605

Health Care Providers & Services — 3.7%
Aetna, Inc. 3.50%, 11/15/24	495	493,851
3.88%, 08/15/47	299	233,504
Banner Health, 2.91%, 01/01/42	212	163,146
Centene Corp. 2.45%, 07/15/28	396	364,686
3.38%, 02/15/30	289	266,318
3.00%, 10/15/30	1,043	933,722
CommonSpirit Health 3.35%, 10/01/29	210	200,073
2.78%, 10/01/30	263	239,265
3.91%, 10/01/50	506	407,055
Elevance Health, Inc. 2.38%, 01/15/25	35	34,731
4.75%, 02/15/33	137	138,574
5.38%, 06/15/34	230	241,778
5.95%, 12/15/34	782	854,612
5.85%, 01/15/36	407	440,408
4.65%, 08/15/44	1,357	1,269,435
HCA, Inc. 3.50%, 09/01/30	1,018	959,338
5.50%, 06/15/47	92	91,439
5.25%, 06/15/49	249	236,427
3.50%, 07/15/51	288	207,519
4.63%, 03/15/52	79	68,566
5.90%, 06/01/53	88	91,798
6.00%, 04/01/54	85	89,811
5.95%, 09/15/54	88	92,445
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	251	206,963
Humana, Inc. 5.88%, 03/01/33	413	438,440
5.95%, 03/15/34	150	160,529
4.80%, 03/15/47	273	246,307
3.95%, 08/15/49	235	185,844
5.75%, 04/15/54	216	221,092
Memorial Health Services, 3.45%, 11/01/49	191	151,692
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52	140	111,758

40	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Health Care Providers & Services (continued)
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52	USD	151	$147,220
Sutter Health
Series 2018, 4.09%, 08/15/48		33	28,642
Series 20A, 2.29%, 08/15/30		388	347,469
Series 20A, 3.36%, 08/15/50		177	134,998
UnitedHealth Group, Inc. 6.88%, 02/15/38		87	105,368
3.50%, 08/15/39		1,015	874,908
2.75%, 05/15/40		132	101,037
5.70%, 10/15/40		302	324,372
5.95%, 02/15/41		94	103,993
3.05%, 05/15/41		1,091	861,254
4.63%, 11/15/41		142	137,073
4.38%, 03/15/42		335	313,487
3.95%, 10/15/42		131	114,878
5.50%, 07/15/44		125	132,286
4.25%, 06/15/48		101	89,403
4.45%, 12/15/48		406	369,183
3.70%, 08/15/49		448	360,805
2.90%, 05/15/50		4	2,802
3.25%, 05/15/51		1,563	1,157,796
4.75%, 05/15/52		105	100,128
5.88%, 02/15/53		90	99,625
5.05%, 04/15/53		147	145,923
5.38%, 04/15/54		132	137,222
5.63%, 07/15/54		114	122,299
3.88%, 08/15/59		1,115	889,299

			17,042,596

Health Care REITs — 0.9%
Healthpeak OP LLC 3.50%, 07/15/29		269	258,034
3.00%, 01/15/30		300	279,591
5.25%, 12/15/32		158	162,760
Ventas Realty LP, 5.63%, 07/01/34		1,444	1,519,602
Welltower OP LLC 3.10%, 01/15/30		504	473,400
2.80%, 06/01/31		663	598,417
3.85%, 06/15/32		777	739,465

			4,031,269

Hotels, Restaurants & Leisure — 0.2%
Darden Restaurants, Inc. 10/15/27(c)		457	456,904
10/15/29(c)		457	456,136

			913,040

Independent Power and Renewable Electricity Producers — 0.3%
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(e)		1,272	1,287,373

Industrial Conglomerates — 0.4%
3M Co. 2.88%, 10/15/27		458	442,015
3.88%, 06/15/44		118	99,635
3.13%, 09/19/46		64	47,776
3.25%, 08/26/49		723	540,793
John Deere Capital Corp., 4.20%, 07/15/27		560	564,607

			1,694,826

Industrial REITs — 0.1%
Prologis LP 1.75%, 07/01/30		28	24,422
5.13%, 01/15/34		95	98,222

Security	Par (000)	Value

Industrial REITs (continued)
Prologis LP 5.00%, 03/15/34	USD 100	$102,544
5.00%, 01/31/35	88	90,119

		315,307

Insurance — 1.2%
AEGON Funding Co. LLC, 5.50%, 04/16/27(a)	1,786	1,825,422
Aon Corp./Aon Global Holdings PLC 5.00%, 09/12/32	693	710,750
5.35%, 02/28/33	1,053	1,100,080
2.90%, 08/23/51	135	89,682
3.90%, 02/28/52	819	655,034
Aon North America, Inc.
5.45%, 03/01/34	493	517,611
5.75%, 03/01/54	192	203,393
Marsh & McLennan Cos., Inc., 2.25%, 11/15/30	201	179,844

		5,281,816

Interactive Media & Services — 0.6%
Meta Platforms, Inc. 4.45%, 08/15/52	236	217,615
5.60%, 05/15/53	456	494,392
5.40%, 08/15/54	733	767,931
4.65%, 08/15/62	365	339,827
5.75%, 05/15/63	256	280,607
5.55%, 08/15/64	659	703,858

		2,804,230

IT Services — 0.8%
Fiserv, Inc. 3.85%, 06/01/25	219	217,466
4.40%, 07/01/49	543	479,995
Global Payments, Inc.
1.20%, 03/01/26	95	90,792
4.80%, 04/01/26	673	674,431
2.15%, 01/15/27	680	648,116
Mastercard, Inc., 4.10%, 01/15/28	945	952,063
S&P Global, Inc. 1.25%, 08/15/30	175	149,304
2.90%, 03/01/32	475	432,002

		3,644,169

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc., 4.20%, 09/09/27	1,340	1,343,736

Machinery — 0.4%
Cummins, Inc. 1.50%, 09/01/30	140	91,003
5.45%, 02/20/54	130	137,523
Ingersoll Rand, Inc. 5.70%, 08/14/33	360	385,710
5.45%, 06/15/34	989	1,040,707

		1,654,943

Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/50	299	228,906
3.70%, 04/01/51	337	215,137
3.90%, 06/01/52	520	340,935
3.85%, 04/01/61	339	207,921
Comcast Corp. 3.75%, 04/01/40	458	396,481
4.00%, 08/15/47	160	134,607
3.97%, 11/01/47	218	182,152
4.00%, 03/01/48	40	33,517

S C H E D U L E S O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
Comcast Corp.
4.00%, 11/01/49	USD	322	$268,939
3.45%, 02/01/50		154	116,519
2.80%, 01/15/51		176	116,778
2.89%, 11/01/51		375	251,988
2.45%, 08/15/52		408	248,864
5.35%, 05/15/53		133	136,036
2.94%, 11/01/56		378	247,043
4.95%, 10/15/58		255	245,148
2.99%, 11/01/63		448	284,176
Interpublic Group of Cos., Inc. (The), 3.38%, 03/01/41 103			80,120
Paramount Global
5.85%, 09/01/43		328	286,054
4.90%, 08/15/44		78	59,946
4.60%, 01/15/45		115	84,875

			4,166,142

Metals & Mining — 0.8%
Freeport-McMoRan, Inc., 5.40%, 11/14/34		120	124,453
Glencore Canada Corp., 6.20%, 06/15/35		244	264,787
Steel Dynamics, Inc., 3.25%, 10/15/50		1,318	926,754
Vale Overseas Ltd.
3.75%, 07/08/30		909	864,459
6.13%, 06/12/33		475	501,125
8.25%, 01/17/34		230	280,147
6.40%, 06/28/54		530	556,606

			3,518,331

Multi-Utilities — 1.9%
CenterPoint Energy Resources Corp., 5.40%, 07/01/34		86	89,439
CMS Energy Corp.
3.45%, 08/15/27		28	27,443
4.70%, 03/31/43		101	92,785
4.88%, 03/01/44		91	87,379
Consumers Energy Co.
3.80%, 11/15/28		153	151,020
4.70%, 01/15/30		719	736,850
3.95%, 07/15/47		130	110,990
3.75%, 02/15/50		28	23,000
2.65%, 08/15/52		145	96,784
4.20%, 09/01/52		240	211,164
Dominion Energy, Inc.
3.90%, 10/01/25		2,783	2,766,307
Series C, 3.38%, 04/01/30		250	236,944
Series D, 2.85%, 08/15/26		93	90,536
NiSource, Inc.
5.40%, 06/30/33		377	392,291
5.25%, 02/15/43		415	412,644
4.80%, 02/15/44		285	267,275
Sempra
5.40%, 08/01/26		1,887	1,922,161
4.00%, 02/01/48		255	206,857
Virginia Electric & Power Co.
6.35%, 11/30/37		70	78,585
4.00%, 01/15/43		155	133,096
2.45%, 12/15/50		207	127,937
Series A, 6.00%, 05/15/37		123	134,629
Series B, 3.80%, 09/15/47		256	207,936
Series D, 4.65%, 08/15/43		95	89,495

			8,693,547

Office REITs — 0.3%
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/29		98	89,953

Security	Par (000)	Value

Office REITs (continued)
Alexandria Real Estate Equities, Inc. 4.70%, 07/01/30	USD 517	$520,727
4.90%, 12/15/30	88	89,811
1.88%, 02/01/33	190	152,679
5.25%, 05/15/36	314	319,274
4.85%, 04/15/49	32	29,245
3.00%, 05/18/51	136	90,777
3.55%, 03/15/52	221	162,060

		1,454,526

Oil, Gas & Consumable Fuels — 5.0%
Atmos Energy Corp. 6.20%, 11/15/53	112	129,105
12/15/54(c)	297	290,084
Cameron LNG LLC 3.30%, 01/15/35(a)	479	413,378
3.40%, 01/15/38(a)	85	72,681
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	591	568,191
Cheniere Energy Partners LP 3.25%, 01/31/32	523	467,675
5.95%, 06/30/33	164	173,536
5.75%, 08/15/34(a)	876	912,573
Cheniere Energy, Inc., 5.65%, 04/15/34(a)	1,240	1,282,916
Chevron U.S.A., Inc., 5.25%, 11/15/43	168	175,978
ConocoPhillips, 4.88%, 10/01/47	105	102,002
ConocoPhillips Co. 6.95%, 04/15/29	1,287	1,431,211
3.80%, 03/15/52	364	291,881
5.30%, 05/15/53	147	148,561
5.55%, 03/15/54	96	100,367
DCP Midstream Operating LP 8.13%, 08/16/30	77	90,514
3.25%, 02/15/32	1,207	1,069,667
Diamondback Energy, Inc. 3.50%, 12/01/29	807	767,543
3.13%, 03/24/31	791	721,129
4.40%, 03/24/51	110	91,275
4.25%, 03/15/52	111	89,981
6.25%, 03/15/53	695	744,542
5.75%, 04/18/54	214	215,642
5.90%, 04/18/64	173	174,374
Enbridge, Inc. 2.50%, 01/15/25	609	604,445
5.70%, 03/08/33	128	134,906
2.50%, 08/01/33	686	576,084
5.63%, 04/05/34	330	346,109
Series 20-A, 5.75%, 07/15/80	202	198,331
Energy Transfer LP 5.15%, 03/15/45	225	209,673
5.30%, 04/15/47	110	103,654
5.40%, 10/01/47	120	114,270
6.00%, 06/15/48	127	130,025
6.25%, 04/15/49	101	106,202
5.00%, 05/15/50	291	262,895
Enterprise Products Operating LLC 4.20%, 01/31/50	359	306,278
Series H, 6.65%, 10/15/34	77	87,640
EQT Corp. 3.13%, 05/15/26(a)	90	87,627
5.75%, 02/01/34	86	88,373
Exxon Mobil Corp. 4.23%, 03/19/40	136	127,323

42	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp. 3.57%, 03/06/45	USD 124	$102,775
4.11%, 03/01/46	108	96,247
3.10%, 08/16/49	299	219,540
4.33%, 03/19/50	102	92,385
3.45%, 04/15/51	115	89,112
Hess Corp. 7.30%, 08/15/31	1,290	1,477,226
5.80%, 04/01/47	345	363,747
Kinder Morgan, Inc. 4.30%, 06/01/25	75	74,659
5.05%, 02/15/46	97	89,644
Marathon Oil Corp., 4.40%, 07/15/27	521	521,631
Ovintiv, Inc., 5.65%, 05/15/25	1,537	1,542,975
Pioneer Natural Resources Co. 5.10%, 03/29/26	259	262,653
1.90%, 08/15/30	785	688,232
2.15%, 01/15/31	171	150,224
Sabine Pass Liquefaction LLC 5.88%, 06/30/26	363	368,930
5.00%, 03/15/27	126	127,635
Saudi Arabian Oil Co. 5.75%, 07/17/54(a)	390	394,680
5.88%, 07/17/64(a)	505	509,444
South Bow U.S.A. Infrastructure Holdings LLC, 5.03%, 10/01/29(a)	291	291,760
Targa Resources Corp. 4.20%, 02/01/33	157	148,662
6.13%, 03/15/33	230	246,822
5.50%, 02/15/35	162	166,841
Western Midstream Operating LP 3.10%, 02/01/25	325	322,281
3.95%, 06/01/25	604	599,200

		22,955,946

Passenger Airlines — 0.3%
United Airlines Pass-Through Trust, Series 2024-1, A, 5.88%, 02/15/37	1,283	1,321,771

Pharmaceuticals — 2.1%
Bayer U.S. Finance II LLC 4.25%, 12/15/25(a)	215	213,445
4.38%, 12/15/28(a)	200	197,384
4.20%, 07/15/34(a)	723	670,107
Bayer U.S. Finance LLC 6.25%, 01/21/29(a)	1,301	1,375,298
6.50%, 11/21/33(a)	220	238,116
Eli Lilly & Co. 4.60%, 08/14/34	452	459,090
2.25%, 05/15/50	142	89,434
4.88%, 02/27/53	203	203,230
5.05%, 08/14/54	88	90,170
4.15%, 03/15/59	227	199,164
Pfizer Investment Enterprises Pte Ltd., 5.11%, 05/19/43	113	115,051
Pfizer, Inc. 4.10%, 09/15/38	313	293,930
3.90%, 03/15/39	199	181,562
2.55%, 05/28/40	219	164,130
4.30%, 06/15/43	641	593,575
4.40%, 05/15/44	1,818	1,728,775
Takeda Pharmaceutical Co. Ltd. 5.30%, 07/05/34	1,655	1,727,200

Security	Par (000)	Value

Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50	USD 877	$629,627
5.65%, 07/05/54	332	348,675

		9,517,963

Professional Services — 0.4%
Equifax, Inc., 4.80%, 09/15/29	1,995	2,017,581

Residential REITs — 0.4%
American Homes 4 Rent LP
5.50%, 02/01/34	569	587,544
5.50%, 07/15/34	188	194,422
AvalonBay Communities, Inc., 5.00%, 02/15/33	101	103,279
Camden Property Trust, 2.80%, 05/15/30	109	100,851
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	187	156,949
5.50%, 08/15/33	196	201,794
2.70%, 01/15/34	256	214,147
4.88%, 02/01/35	152	150,047

		1,709,033

Retail REITs — 0.6%
Brixmor Operating Partnership LP, 2.25%, 04/01/28	220	202,850
Realty Income Corp.
4.70%, 12/15/28	173	175,539
3.25%, 01/15/31	645	601,711
3.20%, 02/15/31	254	235,350
5.38%, 09/01/54	100	101,791
Regency Centers LP, 5.10%, 01/15/35	1,166	1,186,661

		2,503,902

Semiconductors & Semiconductor Equipment — 2.4%
Analog Devices, Inc.
2.80%, 10/01/41	219	165,940
5.30%, 12/15/45	114	117,574
AP Grange Holdings LLC, 6.50%, 03/20/45 (Acquired 06/21/24, cost $746,207)(f)(g)	746	751,803
Applied Materials, Inc.
3.30%, 04/01/27	406	399,789
1.75%, 06/01/30	299	262,548
Broadcom, Inc.
02/15/28(c)	810	809,148
4.30%, 11/15/32	134	131,620
2.60%, 02/15/33(a)	1,028	881,247
3.47%, 04/15/34(a)	480	432,238
3.14%, 11/15/35(a)	1,598	1,366,506
3.19%, 11/15/36(a)	1,077	912,798
4.93%, 05/15/37(a)	1,158	1,156,998
Intel Corp., 3.10%, 02/15/60	649	394,731
KLA Corp.
5.00%, 03/15/49	94	93,436
3.30%, 03/01/50	1,194	903,208
Lam Research Corp., 4.88%, 03/15/49	291	284,641
Micron Technology, Inc.
5.88%, 02/09/33	164	175,129
5.88%, 09/15/33	171	182,890
NVIDIA Corp., 3.50%, 04/01/40	316	279,295
NXP BV/NXP Funding LLC/NXP U.S.A., Inc., 2.65%, 02/15/32	1,303	1,130,587
QUALCOMM, Inc., 6.00%, 05/20/53	140	158,659

		10,990,785

Software — 2.0%
Cadence Design Systems, Inc., 4.20%, 09/10/27	870	874,274

S C H E D U L E S O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Oracle Corp.
4.20%, 09/27/29	USD 1,331	$1,328,308
3.60%, 04/01/40	171	142,269
5.38%, 07/15/40	762	777,248
4.50%, 07/08/44	718	647,796
4.13%, 05/15/45	240	203,599
4.00%, 07/15/46	225	186,646
4.00%, 11/15/47	359	294,755
3.60%, 04/01/50	1,682	1,280,511
3.95%, 03/25/51	554	445,861
6.90%, 11/09/52	97	116,922
5.55%, 02/06/53	315	322,355
5.38%, 09/27/54	240	239,853
5.50%, 09/27/64	578	575,779
VMware LLC
4.70%, 05/15/30	1,042	1,049,800
2.20%, 08/15/31	905	777,345

		9,263,321

Specialized REITs — 0.4%
Extra Space Storage LP
5.40%, 02/01/34	183	188,998
5.35%, 01/15/35	1,392	1,422,383

		1,611,381

Specialty Retail — 0.8%
Home Depot, Inc. (The)
4.85%, 06/25/31	1,441	1,493,723
3.25%, 04/15/32	234	218,969
3.90%, 06/15/47	120	102,492
4.50%, 12/06/48	110	102,871
3.35%, 04/15/50	222	170,635
2.38%, 03/15/51	159	99,809
2.75%, 09/15/51	151	102,081
3.63%, 04/15/52	145	116,671
4.95%, 09/15/52	104	103,757
5.30%, 06/25/54	107	112,453
3.50%, 09/15/56	118	90,785
Lowe’s Cos., Inc.
4.55%, 04/05/49	161	143,327
5.13%, 04/15/50	214	208,595
3.00%, 10/15/50	189	128,481
3.50%, 04/01/51	441	325,976
5.63%, 04/15/53	151	157,171
5.75%, 07/01/53	110	116,068

		3,793,864

Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC/EMC Corp.
5.85%, 07/15/25	235	236,792
5.75%, 02/01/33	84	90,150
8.10%, 07/15/36	72	89,682
3.38%, 12/15/41	149	117,029
8.35%, 07/15/46	78	105,477

		639,130

Tobacco — 0.8%
Altria Group, Inc.
3.88%, 09/16/46	390	304,562
4.45%, 05/06/50	245	205,286
6.20%, 02/14/59	81	85,838
BAT Capital Corp.
6.34%, 08/02/30	1,993	2,157,169
4.54%, 08/15/47	547	462,032

Security	Par (000)	Value

Tobacco (continued)
BAT Capital Corp.
5.28%, 04/02/50	USD 408	$382,056
7.08%, 08/02/53	193	223,977

		3,820,920

Trading Companies & Distributors — 0.5%
Air Lease Corp.
2.88%, 01/15/26	154	150,838
1.88%, 08/15/26	2,230	2,129,260

		2,280,098

Wireless Telecommunication Services — 1.4%
America Movil SAB de CV, 4.38%, 04/22/49	421	375,216
Rogers Communications, Inc.
3.80%, 03/15/32	1,803	1,672,867
4.30%, 02/15/48	266	223,286
3.70%, 11/15/49	601	452,716
4.55%, 03/15/52	170	147,209
T-Mobile U.S.A., Inc.
3.88%, 04/15/30	1,256	1,221,423
4.38%, 04/15/40	827	762,595
4.50%, 04/15/50	150	133,418
3.30%, 02/15/51	290	210,524
3.40%, 10/15/52	186	136,149
5.75%, 01/15/54	345	366,722
6.00%, 06/15/54	453	499,109
5.50%, 01/15/55	310	321,126

		6,522,360

Total Corporate Bonds — 80.6%
(Cost: $363,167,801)		368,106,447

Foreign Agency Obligations

Mexico — 0.5%
Petroleos Mexicanos, 6.70%, 02/16/32	2,470	2,208,551

Panama — 0.1%
Banco Nacional de Panama, 2.50%, 08/11/30(a) 560		462,526

Total Foreign Agency Obligations — 0.6%
(Cost: $2,550,627)		2,671,077

Foreign Government Obligations

Chile — 0.4%
Republic of Chile
3.50%, 01/25/50	794	608,998
5.33%, 01/05/54	618	625,725
3.10%, 01/22/61	752	499,328

		1,734,051

Indonesia — 0.4%
Republic of Indonesia
5.45%, 09/20/52	700	741,125
5.65%, 01/11/53	1,125	1,221,328

		1,962,453

Israel — 0.2%
State of Israel, 5.75%, 03/12/54	768	730,800

Mexico — 1.4%
United Mexican States
4.40%, 02/12/52	501	385,144
6.34%, 05/04/53	1,764	1,753,526
6.40%, 05/07/54	4,324	4,334,810

		6,473,480

44	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Panama — 0.2%
Republic of Panama
8.00%, 03/01/38	USD 600	$675,900
4.50%, 04/16/50	244	179,325

		855,225

Peru — 0.5%
Republic of Peru
3.30%, 03/11/41	675	532,940
5.88%, 08/08/54	1,199	1,256,432
2.78%, 12/01/60	1,097	661,809

		2,451,181

Philippines — 0.2%
Republic of the Philippines, 4.75%, 03/05/35	745	752,450

Romania — 0.1%
Romania, 5.75%, 03/24/35(a)	702	696,735

Uruguay — 0.2%
Oriental Republic of Uruguay
5.10%, 06/18/50	868	864,962
5.25%, 09/10/60	136	136,000

		1,000,962

Total Foreign Government Obligations — 3.6%
(Cost: $16,565,526)		16,657,337

Municipal Bonds

California — 0.5%
Los Angeles Department of Water & Power Power System RB, 6.57%, 07/01/45	1,075	1,255,637
State of California, GO, 7.63%, 03/01/40	950	1,189,438

		2,445,075

Illinois — 0.2%
Chicago O’Hare International Airport RB, Series B, 6.40%, 01/01/40	1,000	1,137,562

New York — 0.5%
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39	985	1,195,463
New York State Dormitory Authority RB, Series F, 3.11%, 02/15/39	590	511,302
Port Authority of New York & New Jersey RB, 4.46%, 10/01/62	385	357,534

		2,064,299

Total Municipal Bonds — 1.2%
(Cost: $5,400,424)		5,646,936

Preferred Securities

Capital Trusts — 1.4%

Automobile Components — 0.2%
Aptiv PLC/Aptiv Global Financing DAC, 6.88%, 12/15/54	1,105	1,116,611

Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), NVS, Series U, 3.65%(h)	135	127,971
UBS Group AG, 7.00%(b)(h)	273	273,650

		401,621

Electric Utilities — 0.9%
American Electric Power Co., Inc. 3.88%, 02/15/62	697	657,341

Security	Par (000)	Value

Electric Utilities (continued)
American Electric Power Co., Inc. 5.70%, 08/15/25	USD 1,472	$1,483,659
NextEra Energy Capital Holdings, Inc., 6.75%, 06/15/54	1,815	1,958,552

		4,099,552

Multi-Utilities — 0.2%
Dominion Energy, Inc., Series B, 7.00%, 06/01/54	361	394,149
Sempra, 6.88%, 10/01/54	619	641,624

		1,035,773

Total Preferred Securities — 1.4%
(Cost: $6,405,511)		6,653,557

U.S. Treasury Obligations
U.S. Treasury Bonds
4.75%, 11/15/43	225	242,710
4.63%, 05/15/44(i)	4,325	4,583,824
3.00%, 05/15/45 - 02/15/49	2,000	1,624,590
2.75%, 08/15/47	510	398,019
U.S. Treasury Notes
3.75%, 08/15/27	11,900	11,956,711
4.13%, 03/31/29	12,000	12,272,344
2.88%, 04/30/29	2,500	2,425,879
4.25%, 06/30/29	7,000	7,204,531
1.63%, 05/15/31	5,000	4,408,008
4.38%, 05/15/34	800	837,875

Total U.S. Treasury Obligations — 10.1%
(Cost: $45,562,775)		45,954,491

Total Long-Term Investments — 97.5%
(Cost: $439,652,664)		445,689,845

	Shares

Short-Term Securities

Money Market Funds — 2.2%
Dreyfus Treasury Securities Cash Management, Institutional Class, 4.88%(j)	9,893,762	9,893,762

Total Short-Term Securities — 2.2%
(Cost: $9,893,762)		9,893,762

Options Purchased — 0.1%
(Cost: $287,028)		302,830

Total Investments Before Options Written — 99.8%
(Cost: $449,833,454)		455,886,437

Options Written — (0.3)%
(Premiums Received: $(1,487,417))		(1,492,050)

Total Investments Net of Options Written — 99.5%
(Cost: $448,346,037)		454,394,387

Other Assets Less Liabilities — 0.5%		2,445,950

Net Assets — 100.0%		$456,840,337

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(c)	When-issued security.

(d)	Zero-coupon bond.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

S C H E D U L E S O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series C Portfolio

(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $751,803, representing 0.2% of its net assets as of period end, and an original cost of $746,207.

(h)	Perpetual security with no stated maturity date.
(i)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(j)	Annualized 7-day yield as of period end.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Bonds (30 Year)	84	12/19/24	$10,432	$(121,351)
U.S. Treasury Notes (10 Year)	41	12/19/24	4,686	(7,390)
U.S. Treasury Notes (5 Year)	229	12/31/24	25,163	(108,694)

				(237,435)

Short Contracts
U.S. Ultra Treasury Bonds	102	12/19/24	13,576	170,388
U.S. Ultra Treasury Notes (10 Year)	155	12/19/24	18,336	136,702
U.S. Treasury Notes (2 Year)	28	12/31/24	5,831	3,753

				310,843

				$73,408

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional Amount
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	(000)	Value
Put
30-Year Interest Rate Swap, 09/25/55	3.48%	Annual	1-day SOFR, 4.96%	Annual	Goldman Sachs Bank USA	09/23/25	3.48%	USD 6,500	$302,830

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional Amount
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	(000)	Value
Call
2-Year Interest Rate Swap, 09/18/27	2.42%	Annual	1-day SOFR, 4.96%	Annual	Goldman Sachs Bank USA	09/16/25	2.42%	USD 133,260	$(501,823)

Put
2-Year Interest Rate Swap, 09/18/27	1-day SOFR, 4.96%	Annual	3.42%	Annual	Goldman Sachs Bank USA	09/16/25	3.42%	USD 133,260	(658,944)
2-Year Interest Rate Swap, 09/25/27	1-day SOFR, 4.96%	Annual	3.44%	Annual	Goldman Sachs Bank USA	09/23/25	3.44%	USD 68,170	(331,283)

									(990,227)

									$(1,492,050)

46	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series C Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.43.V1	1.00%	Quarterly	12/20/29	USD 35,974	$(815,274)	$(811,863)	$(3,411)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
DR Horton, Inc.	1.00%	Quarterly	Barclays Bank PLC	12/20/29	USD 1,330	$(33,303)	$(29,579)	$(3,724)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Verizon Communications, Inc.	1.00%	Quarterly	Deutsche Bank AG	12/20/24	BBB+	USD	2,211	$4,769	$1,322	$3,447
AT&T Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB	USD	655	12,523	8,983	3,540
AT&T Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB	USD	139	2,658	2,111	547
AT&T Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB	USD	139	2,658	2,107	551
AT&T Inc.	1.00	Quarterly	Deutsche Bank AG	06/20/29	BBB	USD	177	3,384	2,427	957
Broadcom, Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB	USD	659	16,212	13,789	2,423
Broadcom, Inc.	1.00	Quarterly	Citibank N.A.	06/20/29	BBB	USD	368	9,053	7,720	1,333
Broadcom, Inc.	1.00	Quarterly	Citibank N.A.	06/20/29	BBB	USD	368	9,053	7,720	1,333
Energy Transfer LP	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB	USD	1,390	19,422	22,558	(3,136)
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	328	46,917	47,484	(567)
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	292	41,767	42,498	(731)
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	125	17,880	17,798	82
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	139	19,882	20,230	(348)
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	208	29,724	29,716	8
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	125	17,880	17,703	177
Ford Motor Co.	5.00	Quarterly	Deutsche Bank AG	06/20/29	BBB-	USD	118	16,819	16,968	(149)
Freeport-McMoRan, Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	655	6,667	5,962	705
Freeport-McMoRan, Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	207	2,107	1,540	567
Freeport-McMoRan, Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	138	1,405	1,201	204
Freeport-McMoRan, Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	207	2,107	2,172	(65)
Freeport-McMoRan, Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	137	1,394	1,320	74
Freeport-McMoRan, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB-	USD	219	2,229	2,110	119
Freeport-McMoRan, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB-	USD	148	1,506	992	514
Goldman Sachs Group, Inc. (The)	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB+	USD	238	4,586	4,563	23
Goldman Sachs Group, Inc. (The)	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB+	USD	119	2,292	2,230	62
Goldman Sachs Group, Inc. (The)	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB+	USD	241	4,643	4,940	(297)
Goldman Sachs Group, Inc. (The)	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB+	USD	48	925	863	62
Kinder Morgan, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB	USD	396	6,163	7,272	(1,109)
Kinder Morgan, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB	USD	284	4,420	5,007	(587)
Morgan Stanley	1.00	Quarterly	Bank of America N.A.	06/20/29	A-	USD	245	4,906	4,905	1
Morgan Stanley	1.00	Quarterly	Bank of America N.A.	06/20/29	A-	USD	123	2,463	2,462	1
Morgan Stanley	1.00	Quarterly	Bank of America N.A.	06/20/29	A-	USD	239	4,786	5,007	(221)
Morgan Stanley	1.00	Quarterly	Bank of America N.A.	06/20/29	A-	USD	75	1,502	1,476	26
Petroleos Mexicanos	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB	USD	1,724	(228,387)	(225,507)	(2,880)
Teck Resources Ltd.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	790	146,712	125,947	20,765
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	2,767	57,767	49,584	8,183
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	320	6,680	5,604	1,076
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	415	8,664	8,077	587
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	377	7,871	7,182	689
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	503	10,501	9,582	919

S C H E D U L E S O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series C Portfolio

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Verizon Communications, Inc.	1.00%	Quarterly	Barclays Bank PLC	06/20/29	BBB+		USD 1,475	$30,794	$28,050	$2,744
Williams Cos., Inc. (The)	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB		USD 722	11,311	12,343	(1,032)
Williams Cos., Inc. (The)	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB		USD 396	6,204	6,936	(732)
Williams Cos., Inc. (The)	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB		USD 283	4,433	4,386	47

								$387,252	$347,340	$39,912

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written

	Swap/Options Premiums Paid	Swap/Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$—	$(811,863)	$—	$(3,411)	$ —
OTC Swaps	572,847	(255,086)	51,766	(15,578)	—
Options Written	N/A	(1,487,417)	117,266	(121,899)	(1,492,050)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$310,843	$—	$310,843
Options purchased
Investments at value — unaffiliated(b)	—	—	—	—	302,830	—	302,830
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	624,613	—	—	—	—	624,613

	$—	$624,613	$—	$—	$613,673	$—	$1,238,286

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$237,435	$—	$237,435
Options written
Options written at value	—	—	—	—	1,492,050	—	1,492,050
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	—	3,411	—	—	—	—	3,411
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	270,664	—	—	—	—	270,664

	$—	$274,075	$—	$—	$1,729,485	$—	$2,003,560

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

48	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series C Portfolio

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(1,622,073)	$—	$(1,622,073)
Options purchased(a)	—	—	—	—	362,845	—	362,845
Options written	—	—	—	—	535,486	—	535,486
Swaps	—	(99,369)	—	—	(564,583)	—	(663,952)

	$—	$(99,369)	$—	$—	$(1,288,325)	$—	$(1,387,694)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$90,340	$—	$90,340
Options purchased(b)	—	—	—	—	(76,117)	—	(76,117)
Options written	—	—	—	—	(4,633)	—	(4,633)
Swaps	—	24,199	—	—	196,361	—	220,560

	$—	$24,199	$—	$—	$205,951	$—	$230,150

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$37,167,973
Average notional value of contracts — short	$31,300,102
Options:
Average notional value of swaption contracts purchased	$3,250,000
Average notional value of swaption contracts written	$263,170,000
Credit default swaps
Average notional value — buy protection	$22,348,841
Average notional value — sell protection	$33,523,254
Interest rate swaps
Average notional value — pays fixed rate	$21,541,500
Average notional value — received fixed rate	$—(a)

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$159,310	$142,426
Options(a)	302,830	1,492,050
Swaps — centrally cleared	38,915	—
Swaps — OTC(b)	624,613	270,664

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$1,125,668	$1,905,140

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(198,225)	(142,426)

Total derivative assets and liabilities subject to an MNA	$927,443	$1,762,714

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

S C H E D U L E S O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series C Portfolio

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Bank of America N.A.	$396,825	$(230,616)	$(166,209)	$—	$—
Barclays Bank PLC	144,835	(36,439)	—	—	108,396
Citibank N.A.	18,106	—	—	—	18,106
Deutsche Bank AG	25,121	(149)	—	(24,972)	—
Goldman Sachs Bank USA	302,830	(302,830)	—	—	—
JPMorgan Chase Bank N.A.	39,726	(3,460)	—	(36,266)	—

	$927,443	$(573,494)	$(166,209)	$(61,238)	$126,502

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
Bank of America N.A.	$230,616	$(230,616)	$—	$—	$—
Barclays Bank PLC	36,439	(36,439)	—	—	—
Deutsche Bank AG	149	(149)	—	—	—
Goldman Sachs Bank USA	1,492,050	(302,830)	(1,183,845)	—	5,375
JPMorgan Chase Bank N.A.	3,460	(3,460)	—	—	—

	$1,762,714	$(573,494)	$(1,183,845)	$—	$5,375

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$367,354,644	$751,803	$368,106,447
Foreign Agency Obligations	—	2,671,077	—	2,671,077
Foreign Government Obligations	—	16,657,337	—	16,657,337
Municipal Bonds	—	5,646,936	—	5,646,936
Preferred Securities	—	6,653,557	—	6,653,557
U.S. Treasury Obligations	—	45,954,491	—	45,954,491
Short-Term Securities
Money Market Funds	9,893,762	—	—	9,893,762
Options Purchased
Interest Rate Contracts	—	302,830	—	302,830

	$9,893,762	$445,240,872	$751,803	$455,886,437

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$51,766	$—	$51,766
Interest Rate Contracts	310,843	—	—	310,843

50	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series C Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Liabilities
Credit Contracts	$—	$(18,989)	$—	$(18,989)
Interest Rate Contracts	(237,435)	(1,492,050)	—	(1,729,485)

	$73,408	$(1,459,273)	$—	$(1,385,865)

(a)

Derivative financial instruments are swaps, futures contracts and options written. Swaps, futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) September 30, 2024	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Municipal Bonds

Alabama — 4.8%
Black Belt Energy Gas District
RB, Series A, 5.25%, 05/01/55(a)	USD	535	$590,003
Refunding RB, 4.00%, 06/01/51(a)		1,100	1,136,064
County of Jefferson Sewer Revenue, Refunding RB, 5.25%, 10/01/49		3,020	3,284,154
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)		545	602,840
Hoover IDB, RB, AMT, 6.38%, 11/01/50(a)		1,295	1,457,308
Mobile County IDA, RB, AMT, Series A, 5.00%, 06/01/54		3,180	3,299,162
Southeast Alabama Gas Supply District (The) Refunding RB, 5.00%, 06/01/49(a)		6,000	6,524,340
Refunding RB, Series A, 5.00%, 08/01/54(a)		4,000	4,361,040
Southeast Energy Authority A Cooperative District
RB, Series A, 4.00%, 11/01/51(a)		1,785	1,822,690
RB, Series A-1, 5.50%, 01/01/53(a)		655	713,308

			23,790,909

Arizona — 1.8%
Arizona IDA
RB, 5.00%, 07/01/45(b)		265	259,423
RB, 7.10%, 01/01/55(b)		910	939,864
RB, 5.00%, 07/01/55(b)		285	272,602
RB, Series B, 5.13%, 07/01/47(b)		195	196,383
Refunding RB, 5.50%, 07/01/52(b)		610	613,143
Refunding RB, Series A, 5.00%, 07/01/26(b)		125	125,757
Refunding RB, Series A, 5.13%, 07/01/37(b)		605	610,128
Refunding RB, Series G, 5.00%, 07/01/47(b)		185	185,057
City of Phoenix Arizona IDA (The), RB, 5.00%, 07/01/46(b) .		570	573,851
County of Pima IDA (The)
RB, 5.13%, 07/01/39		145	141,934
RB, 5.25%, 07/01/49		180	169,889
Refunding RB, 4.00%, 06/15/51(b)		625	542,795
Refunding RB, 5.00%, 07/01/56(b)		295	293,038
Glendale IDA, RB, 5.00%, 05/15/56		305	295,758
La Paz County IDA, RB, 5.88%, 06/15/48(b)		285	287,118
Maricopa County IDA
RB, 5.25%, 10/01/40(b)		280	272,122
RB, 5.50%, 10/01/51(b)		280	261,933
RB, AMT, 4.00%, 10/15/47(b)		970	882,544
Refunding RB, Series A, 4.13%, 09/01/38		230	233,703
Salt Verde Financial Corp., RB, 5.00%, 12/01/37		500	555,476
Sierra Vista IDA
RB, 06/15/34(b)(c)		45	47,015
RB, 06/15/44(b)(c)		395	399,087
RB, 06/15/54(b)(c)		440	443,110
RB, 6.38%, 06/15/64(b)		445	457,044

			9,058,774

Arkansas — 2.1%
Arkansas Development Finance Authority
RB, AMT, 4.50%, 09/01/49(b)		2,600	2,580,346
RB, AMT, 4.75%, 09/01/49(b)		4,165	4,160,663
RB, AMT, 5.45%, 09/01/52		2,000	2,091,671
RB, AMT, 5.70%, 05/01/53		350	370,685
RB, AMT, Series A, 6.88%, 07/01/48(b)		900	992,760

			10,196,125

California — 5.1%
California HFA, RB, Series 2021-3, Class A, 3.25%, 08/20/36		937	895,055
California Infrastructure & Economic Development Bank, RB, AMT, Series 4, 8.00%, 01/01/50(a)(b)		8,330	8,475,328

Security	Par (000)	Value

California (continued)
California Municipal Finance Authority
RB, 5.63%, 07/01/44(b)	USD 150	$150,065
RB, AMT, 4.00%, 07/15/29	2,500	2,510,703
Special Tax Bonds, Series A, 5.00%, 09/01/54	355	363,578
California School Finance Authority
RB, Series A, 6.75%, 11/01/45(b)	250	250,204
Refunding RB, 5.00%, 07/01/51(b)	300	301,481
California Statewide Communities Development Authority,
Refunding RB, Series A, 5.25%, 11/01/44(b)	250	243,569
California Statewide Financing Authority
RB, 6.00%, 05/01/43	315	315,211
RB, 6.00%, 05/01/43	85	85,057
City of Los Angeles Department of Airports, RB, AMT, 5.25%, 05/15/47	1,500	1,630,846
CSCDA Community Improvement Authority
RB, 4.00%, 10/01/46(b)	1,055	859,114
RB, 4.00%, 07/01/56(b)	205	166,406
RB, 4.00%, 03/01/57(b)	505	397,559
RB, 4.00%, 07/01/58(b)	300	210,224
RB, 4.00%, 07/01/58(b)	265	194,350
RB, 4.00%, 12/01/59(b)	435	298,370
RB, 4.00%, 12/01/59(b)	1,080	710,083
RB, Series A, 3.00%, 09/01/56(b)	1,090	803,885
Golden State Tobacco Securitization Corp., Refunding RB, Series B-2, 0.00%, 06/01/66(d)	29,390	3,486,471
Hastings Campus Housing Finance Authority, RB, Series A, 0.00%, 07/01/61(b)(d)	1,045	495,640
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(d)	3,040	1,401,785
Rancho Mirage Community Facilities District, Special Tax Bonds, Series A, 5.00%, 09/01/54	330	341,764
San Francisco City & County Redevelopment Agency Successor Agency, TA, 0.00%, 08/01/31(b)(d)	580	417,646

		25,004,394

Colorado — 2.9%
Amber Creek Metropolitan District, GO, Refunding, Series A, 5.13%, 12/01/47	1,000	960,852
Aurora Crossroads Metropolitan District No. 2, GO, Series A, 5.00%, 12/01/50	500	491,188
Aviation Station North Metropolitan District No. 2, GO, Series A, 5.00%, 12/01/48	500	485,884
Banning Lewis Ranch Metropolitan District No. 8, GO, 4.88%, 12/01/51(b)	500	417,430
Baseline Metropolitan District No. 1, GO, Series B, 12/15/54(c)	530	540,446
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	155	152,719
City & County of Denver Airport System Revenue, Refunding RB, AMT, Series A, 4.13%, 11/15/53	455	435,928
Colorado Educational & Cultural Facilities Authority
Refunding RB, 4.00%, 12/01/30(b)	200	191,727
Refunding RB, 5.00%, 12/15/45(b)	500	500,645
Colorado Health Facilities Authority
RB, 5.25%, 11/01/39	195	220,522
RB, 5.50%, 11/01/47	120	134,850
RB, 5.25%, 11/01/52	305	331,296
RB, Series A, 5.00%, 05/15/35	250	213,323
RB, Series A, 5.00%, 05/15/44	270	200,801
RB, Series A, 5.00%, 05/15/49	420	294,821
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	950	964,371

52	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
First Creek Village Metropolitan District
GO, Series A, 5.00%, 12/01/39	USD 600	$618,373
GO, Series A, 5.00%, 08/01/49	540	548,352
Highlands Metropolitan District No. 1, GO, 5.00%, 12/01/51	575	514,821
Lanterns Metropolitan District No. 2, GO, Series A, 4.50%, 12/01/50	500	407,413
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	570	476,522
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48	500	501,226
North Range Metropolitan District No. 3, GO, Series A, 5.25%, 12/01/50	500	500,020
Palisade Metropolitan District No. 2, GO, 7.25%, 12/15/49 .	675	658,245
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)	725	491,187
Riverpark Metropolitan District/Arapahoe County, GO, 6.00%, 12/01/42	500	516,261
Southlands Metropolitan District No. 1, GO, Refunding, Series A-1, 5.00%, 12/01/37	250	253,277
St. Vrain Lakes Metropolitan District No. 4, GO, Series A, 0.00%, 09/20/54(b)(d)	765	553,337
Thompson Crossing Metropolitan District No. 4, GO, Refunding, 5.00%, 12/01/49	645	635,068
Waters’ Edge Metropolitan District No. 2, GO, 5.00%, 12/01/51	560	529,291
Westcreek Metropolitan District No. 2, GO, Series A, 5.38%, 12/01/48	500	502,990

		14,243,186

Connecticut — 0.8%
Connecticut State Health & Educational Facilities Authority
RB, 5.38%, 07/01/54	775	800,261
RB, Series A, 5.00%, 01/01/55(b)	570	506,296
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b) .	2,430	2,430,313

		3,736,870

Delaware — 0.3%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(b)	664	657,916
Town of Bridgeville
Special Tax Bonds, 5.25%, 07/01/44(b)	100	107,691
Special Tax Bonds, 5.63%, 07/01/53(b)	100	108,751
Town of Milton
Special Tax Bonds, 5.70%, 09/01/44(b)	150	155,492
Special Tax Bonds, 5.95%, 09/01/53(b)	300	313,184

		1,343,034

District of Columbia — 1.3%
District of Columbia, Refunding RB, 5.00%, 06/01/46	580	583,717
District of Columbia Tobacco Settlement Financing Corp.
RB, 0.00%, 06/15/46(d)	8,970	2,046,155
RB, 0.00%, 06/15/46(d)	10,325	2,306,445
RB, 0.00%, 06/15/55(d)	17,300	1,676,129

		6,612,446

Florida — 10.5%
Antillia Community Development District, Special Assessment RB, 5.88%, 05/01/54	220	233,050
Bella Collina Community Development District, Special Assessment RB, 5.30%, 05/01/55	155	155,456
Berry Bay II Community Development District, Special Assessment RB, 5.45%, 05/01/54	225	226,394
Brevard County Health Facilities Authority
Refunding RB, 4.00%, 11/15/26(b)	475	471,318
Refunding RB, 4.00%, 11/15/28(b)	510	503,347

Security	Par (000)	Value

Florida (continued)
Brevard County Health Facilities Authority
Refunding RB, 4.00%, 11/15/30(b)	USD 555	$534,601
Refunding RB, 4.00%, 11/15/34(b)	650	606,958
Refunding RB, 5.00%, 04/01/47	505	541,341
Buckhead Trails Community Development District Special Assessment RB, 5.60%, 05/01/44	350	357,841
Special Assessment RB, Series 2022, 5.75%, 05/01/52 .	210	220,500
Cabot Citrus Farms Community Development District, Special Assessment RB, 5.25%, 03/01/29	675	686,466
Capital Projects Finance Authority, RB, 6.63%, 06/15/59(b) .	145	151,168
Capital Region Community Development District, Special Assessment Refunding RB, Series A-2, 4.60%, 05/01/31	465	465,902
Capital Trust Agency, Inc.
RB, 5.00%, 01/01/55(b)	1,570	1,559,559
RB, 4.88%, 06/15/56(b)	1,335	1,047,734
RB, 0.00%, 07/01/61(b)(d)	10,070	774,994
RB, Series A, 5.00%, 06/15/49(b)	100	96,225
RB, Series A, 5.00%, 12/15/49	265	265,249
RB, Series A, 5.75%, 06/01/54(b)	420	362,768
RB, Series A, 5.00%, 12/15/54	285	285,041
Capital Trust Authority
RB, Series A, 07/01/44(b)(c)	200	201,673
RB, Series A, 07/01/54(b)(c)	350	351,148
Celebration Pointe Community Development District No. 1, Special Assessment RB, 5.13%, 05/01/45	235	235,026
Charlotte County IDA, RB, 5.00%, 10/01/49(b)	615	616,834
Coral Creek Community Development District, Special Assessment RB, 5.75%, 05/01/54	140	146,992
County of Lee Airport Revenue, RB, AMT, 10/01/54(c)	3,000	3,254,795
County of Miami-Dade Seaport Department, Refunding RB, AMT, Series A, 5.25%, 10/01/52	460	488,352
County of Osceola Transportation Revenue
Refunding RB, Series A-2, 0.00%, 10/01/46(d)	935	340,707
Refunding RB, Series A-2, 0.00%, 10/01/47(d)	900	308,413
Refunding RB, Series A-2, 0.00%, 10/01/48(d)	635	208,016
Refunding RB, Series A-2, 0.00%, 10/01/49(d)	525	163,043
Crossings Community Development District, Special Assessment RB, 5.60%, 05/01/54	145	148,159
Crosswinds East Community Development District, Special Assessment RB, 5.75%, 05/01/54	105	110,244
Darby Community Development District, Special Assessment RB, Series 2, 5.88%, 05/01/35	1,025	1,065,933
Escambia County Health Facilities Authority Refunding RB, 4.00%, 08/15/45	3,060	2,811,700
Refunding RB, (AGM), 3.00%, 08/15/50	2,500	1,914,433
Florida Development Finance Corp.
RB, 5.25%, 06/01/55(b)	645	624,220
RB, 5.13%, 06/15/55(b)	2,490	2,323,995
RB, 6.50%, 06/30/57(b)(e)(f)	175	123,744
RB, Series A, 6.13%, 06/15/44(b)	45	45,027
RB, Series C, 5.75%, 12/15/56(b)	370	309,122
RB, AMT, 6.13%, 07/01/32(a)(b)	1,375	1,412,283
RB, AMT, Series A, 8.25%, 07/01/57(a)(b)	1,000	1,015,187
Refunding RB, 4.00%, 06/01/46(b)	300	246,522
Refunding RB, Series A, 4.50%, 12/15/56(b)	1,085	817,388
Refunding RB, AMT, 12.00%, 07/15/32(a)(b)	2,800	2,976,198
Refunding RB, AMT, (AGM), 5.25%, 07/01/53	2,460	2,573,478
Gardens at Hammock Beach Community Development District, Special Assessment RB, Series 2, 5.88%, 05/01/55	710	751,253

S C H E D U L E S O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Florida (continued)
Golden Gem Community Development District, Special Assessment RB, 6.00%, 05/01/55	USD	1,185	$1,264,995
Grand Oaks Community Development District
Special Assessment RB, 4.25%, 05/01/40		210	196,396
Special Assessment RB, 4.50%, 05/01/52		235	210,939
Hammock Oaks Community Development District, Special
Assessment RB, 5.85%, 05/01/44		265	285,089
Harbor Bay Community Development District, Special Assessment Refunding RB, Series A-2, 3.70%, 05/01/33		370	346,941
Hobe-St. Lucie Conservancy District, Special Assessment RB, 5.88%, 05/01/55		165	174,594
Lakewood Ranch Stewardship District
Special Assessment RB, 3.13%, 05/01/25		70	69,580
Special Assessment RB, 3.25%, 05/01/29		225	219,027
Special Assessment RB, 4.75%, 05/01/29		180	181,940
Special Assessment RB, 4.88%, 05/01/35		150	150,224
Special Assessment RB, 4.40%, 05/01/39		525	510,178
Special Assessment RB, 5.30%, 05/01/39		205	210,276
Special Assessment RB, 5.30%, 05/01/44		100	102,732
Special Assessment RB, 5.45%, 05/01/48		365	372,159
Special Assessment RB, 5.55%, 05/01/54		105	107,383
Lee County IDA, RB, Series B-1, 4.75%, 11/15/29		260	262,581
LT Ranch Community Development District
Special Assessment RB, 5.50%, 05/01/44		205	215,094
Special Assessment RB, 5.85%, 05/01/54		150	158,618
LTC Ranch West Residential Community Development District, Special Assessment RB, 5.70%, 05/01/44		115	118,461
Malabar Springs Community Development District
Special Assessment RB, 5.20%, 05/01/44		165	166,526
Special Assessment RB, 5.50%, 05/01/54		250	253,037
Marion Ranch Community Development District, Special Assessment RB, 5.95%, 05/01/54		285	303,509
Normandy Community Development District, Special Assessment RB, 5.55%, 05/01/54(b)		415	417,821
North AR-1 Pasco Community Development District
Special Assessment RB, Series A, 5.75%, 05/01/44		100	106,822
Special Assessment RB, Series A, 6.00%, 05/01/54		110	117,559
Orange County Health Facilities Authority, RB, 5.00%, 08/01/35		250	253,401
Osceola Chain Lakes Community Development District, Special Assessment RB, 3.25%, 05/01/25		125	124,272
Parker Road Community Development District
Special Assessment Refunding RB, 3.10%, 05/01/25		100	98,990
Special Assessment Refunding RB, 3.38%, 05/01/30		335	317,439
Parrish Lakes Community Development District, Special Assessment RB, 5.80%, 05/01/54		490	506,669
Parrish Plantation Community Development District
Special Assessment RB, 5.80%, 05/01/44		120	128,641
Special Assessment RB, 6.05%, 05/01/54		230	246,670
Poitras East Community Development District, Special Assessment RB, 5.00%, 05/01/43		355	359,631
Portico Community Development District
Special Assessment RB, Series 2, 3.25%, 05/01/31		100	94,384
Special Assessment RB, Series 2, 4.00%, 05/01/50		425	363,773
Preserve at South Branch Community Development District
Special Assessment RB, 3.25%, 11/01/24		25	24,978
Special Assessment RB, 3.50%, 11/01/30		200	192,199
Sandridge Community Development District
Special Assessment RB, Series A1, 3.88%, 05/01/41		135	122,156
Special Assessment RB, Series A1, 4.00%, 05/01/51		130	110,244

Security	Par (000)		Value

Florida (continued)
Sawyers Landing Community Development District, Special Assessment RB, 4.25%, 05/01/53	USD	815	$681,864
Seminole County IDA, Refunding RB, 5.75%, 11/15/54		595	601,784
Seminole Palms Community Development District, Special Assessment RB, 5.50%, 05/01/55(b)		270	272,489
Shadowlawn Community Development District, Special Assessment RB, 5.85%, 05/01/54		920	972,861
Southern Groves Community Development District No. 5, Special Assessment Refunding RB, 3.60%, 05/01/34		365	336,976
Tolomato Community Development District, Special Assessment Refunding RB, Sub-Series A-2, 4.25%, 05/01/37		185	178,425
Trout Creek Community Development District
Special Assessment RB, 5.00%, 05/01/28		140	142,282
Special Assessment RB, 5.63%, 05/01/45		200	200,849
Village Community Development District No. 15, Special Assessment RB, 05/01/55(b)(c)		680	687,028
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49		705	748,254
West Villages Improvement District
Special Assessment RB, 4.25%, 05/01/29		100	100,077
Special Assessment RB, 4.75%, 05/01/39		190	190,975
Special Assessment RB, 5.00%, 05/01/50		290	289,183
Special Assessment RB, 5.63%, 05/01/54		220	228,923
Westside Community Development District, Special Assessment Refunding RB, 3.75%, 05/01/29(b)		805	793,619
Westside Haines City Community Development District, Special Assessment RB, 6.00%, 05/01/54		210	224,432
Windward at Lakewood Ranch Community Development District, Special Assessment RB, 4.25%, 05/01/52		165	145,445

			51,391,191

Georgia — 1.0%
Atlanta Development Authority (The)
TA, Series A-1, 5.00%, 04/01/34(b)		470	484,551
TA, Series A-2, 5.50%, 04/01/39(b)		720	741,816
Development Authority of Cobb County (The), RB, Series A, 6.38%, 06/15/58(b)		145	151,346
East Point Business & IDA, RB, Series A, 5.25%, 06/15/62(b)		150	150,465
Main Street Natural Gas, Inc.
RB, Series A, 5.00%, 05/15/49		905	1,008,366
RB, Series B, 5.00%, 12/01/52(a)		1,635	1,738,479
Municipal Electric Authority of Georgia, RB, 5.00%, 07/01/52		645	680,384

			4,955,407

Idaho — 0.1%
Idaho Health Facilities Authority, RB, 4.00%, 12/01/43		330	326,312

Illinois — 3.3%
Chicago Board of Education
GO, Series A, 5.00%, 12/01/42		1,500	1,500,443
GO, Series A, 7.00%, 12/01/46(b)		250	269,061
GO, Series D, 5.00%, 12/01/46		1,620	1,635,352
GO, Series D, 5.00%, 12/01/46		685	685,143
GO, Refunding, Series A, 5.00%, 12/01/30		505	530,674
GO, Refunding, Series B, 4.00%, 12/01/35		230	228,405
GO, Refunding, Series B, 4.00%, 12/01/41		930	878,887
GO, Refunding, Series C, 5.00%, 12/01/34		625	642,815
Chicago O’Hare International Airport, Refunding RB, Series D, 5.00%, 01/01/46		1,000	1,001,809
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 4.00%, 12/01/49		810	781,712

54	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Illinois (continued)
City of Chicago Wastewater Transmission Revenue, Refunding RB, Series C, 5.00%, 01/01/39	USD	500	$501,221
Illinois Finance Authority, Refunding RB, 6.13%, 02/01/45		150	150,059
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46		2,000	2,001,355
Metropolitan Pier & Exposition Authority
RB, 5.50%, 06/15/53		390	396,582
RB, 5.00%, 06/15/57		660	677,185
Refunding RB, 4.00%, 06/15/50		1,895	1,804,862
State of Illinois
GO, 5.00%, 04/01/31		1,000	1,005,438
GO, 5.00%, 05/01/39		1,275	1,282,741
GO, Series D, 5.00%, 11/01/28		295	312,524
GO, Refunding, Series B, 5.00%, 10/01/27		105	111,621

			16,397,889

Indiana — 0.4%
City of Valparaiso, Refunding RB, AMT, 4.50%, 01/01/34(b). 175			182,291
City of Vincennes, Refunding RB, 6.25%, 01/01/29(b)(e)(f) 325			225,875
Indiana Finance Authority
RB, AMT, 6.75%, 05/01/39		640	717,682
Refunding RB, Series A, 5.50%, 09/15/44		390	425,194
Indianapolis Local Public Improvement Bond Bank, RB,
Series E, 6.00%, 03/01/53		400	447,794

			1,998,836

Iowa — 0.5%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46		570	564,684
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, 3.50%, 12/01/44		2,000	1,687,883

			2,252,567

Kentucky — 0.5%
City of Henderson, RB, AMT, 4.70%, 01/01/52(b)		130	130,106
Kentucky Public Energy Authority, RB, Series C, 4.00%, 02/01/50(a)		2,310	2,352,014

			2,482,120

Louisiana — 0.9%
Louisiana Public Facilities Authority
RB, Series A, 5.25%, 06/01/51(b)		455	410,979
RB, Series A, 5.25%, 06/01/60(b)		840	749,192
RB, Series A, 6.50%, 06/01/62(b)		150	154,072
RB, AMT, 5.50%, 09/01/59		1,335	1,461,803
RB, AMT, Series R2, 6.50%, 10/01/53(a)(b)		505	539,989
Parish of St. James, RB, Series 2, 6.35%, 07/01/40(b)		950	1,044,604

			4,360,639

Maine — 0.4%
Finance Authority of Maine, RB, AMT, 8.00%, 12/01/51(b) 670			264,303
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37(b)		2,100	1,925,561

			2,189,864

Maryland — 1.2%
Anne Arundel County Consolidated Special Taxing District, Special Tax Bonds, 5.25%, 07/01/44		250	250,159
City of Baltimore
RB, 4.88%, 06/01/42		170	172,424
Refunding TA, 3.20%, 06/01/30(b)		200	189,087
Refunding TA, 3.25%, 06/01/31(b)		225	210,932
Refunding TA, 3.30%, 06/01/32(b)		500	465,425
Refunding TA, 3.35%, 06/01/33(b)		540	499,589
Refunding TA, 3.40%, 06/01/34(b)		570	524,842
Refunding TA, 3.45%, 06/01/35(b)		610	559,725

Security	Par (000)		Value

Maryland (continued)
Maryland EDC, RB, AMT, 5.25%, 06/30/47	USD	570	$602,037
Maryland Health & Higher Educational Facilities Authority
RB, 7.00%, 03/01/55(b)		1,940	2,034,328
Refunding RB, 5.00%, 07/01/40		500	502,474

			6,011,022

Massachusetts — 0.8%
Massachusetts Development Finance Agency
RB, 5.00%, 01/01/48		1,000	1,011,267
RB, 5.00%, 10/01/54		710	712,644
RB, Series A, 5.00%, 01/01/47		500	503,932
RB, Series N, 5.00%, 07/01/44		500	500,580
Refunding RB, 5.00%, 10/01/57(b)		500	500,481
Massachusetts HFA
Refunding RB, AMT, Series A, 4.45%, 12/01/42		310	309,985
Refunding RB, AMT, Series A, 4.50%, 12/01/47		490	490,012

			4,028,901

Michigan — 0.5%
Michigan Strategic Fund
RB, 5.00%, 11/15/42		210	211,030
RB, AMT, 4.00%, 10/01/61(a)		1,200	1,202,965
Wayne County Airport Authority
RB, Series B, 5.00%, 12/01/44		500	501,386
RB, Series D, 5.00%, 12/01/40		500	510,374
RB, AMT, 5.00%, 12/01/39		250	250,391

			2,676,146

Minnesota — 0.8%
City of Deephaven, Refunding RB, 5.25%, 07/01/37		605	608,314
City of Forest Lake, Refunding RB, 5.00%, 07/01/56		2,140	1,892,146
Duluth EDA, Refunding RB, 5.25%, 02/15/58		425	436,538
Housing & Redevelopment Authority of the City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/38(b)		240	244,300
Minnesota HFA, RB, (GNMA/FNMA/FHLMC COL), Series M, 6.00%, 01/01/53		660	711,507

			3,892,805

Missouri — 0.8%
City of St. Louis Missouri IDA (The)
Refunding RB, Series A, 4.38%, 11/15/35		215	189,725
Refunding RB, Series A, 5.75%, 06/15/54		585	610,728
Kansas City IDA
RB, Series A-1, 5.00%, 06/01/46(b)		290	293,447
RB, Series A-1, 5.00%, 06/01/54(b)		185	185,596
RB, Series C, 7.50%, 11/15/46		64	53,978
RB, AMT, 5.00%, 03/01/54		1,275	1,313,194
Refunding RB, 2.00%, 11/15/46		52	2,311
Refunding RB, 5.00%, 11/15/46		116	93,696
Kansas City Land Clearance Redevelopment Authority, TA, 5.00%, 02/01/40(b)		260	261,000
St. Louis County IDA, Refunding RB, 5.00%, 09/01/37		695	704,132

			3,707,807

Nebraska — 0.1%
Douglas County Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/45		500	506,047

Nevada — 0.4%
City of Las Vegas Special Improvement District No. 613
Special Assessment RB, 5.00%, 12/01/39		100	103,593
Special Assessment RB, 5.25%, 12/01/47		110	112,936
Special Assessment RB, 5.50%, 12/01/53		100	103,451
City of Las Vegas Special Improvement District No. 815,
Special Assessment RB, 5.00%, 12/01/49		185	184,740

S C H E D U L E S O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
State of Nevada Department of Business & Industry, RB, AMT, 8.13%, 01/01/50(a)	USD 765	$778,511
Tahoe-Douglas Visitors Authority
RB, 5.00%, 07/01/40	405	425,357
RB, 5.00%, 07/01/45	280	290,771

		1,999,359

New Hampshire — 1.1%
New Hampshire Business Finance Authority
RB, 5.25%, 12/01/35(b)	1,750	1,752,801
RB, 5.38%, 12/15/35(b)	1,710	1,714,289
RB, Series 2024-1, Class A, 4.25%, 07/01/51	622	634,037
RB, Series A, 4.13%, 08/15/40	320	295,772
RB, Series A, 4.25%, 08/15/46	365	322,906
RB, Series A, 4.50%, 08/15/55	755	661,952

		5,381,757

New Jersey — 2.5%
Casino Reinvestment Development Authority, Inc., Refunding RB, 5.25%, 11/01/39	250	250,365
New Jersey EDA
RB, 5.25%, 11/01/54(b)	945	886,883
RB, Series WW, 5.25%, 06/15/40	55	55,942
RB, Series WW, 5.25%, 06/15/40	945	961,193
RB, AMT, 6.50%, 04/01/31	70	72,873
Refunding RB, Series A, 6.00%, 08/01/49(b)	250	250,124
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	1,065	1,055,221
New Jersey Higher Education Student Assistance Authority
RB, AMT, Series B, 4.25%, 12/01/45	275	285,476
Refunding RB, AMT, Series C, 4.25%, 12/01/50	1,540	1,447,383
Refunding RB, AMT, Sub-Series C, 3.63%, 12/01/49	820	679,024
New Jersey Transportation Trust Fund Authority
RB, Series AA, 5.25%, 06/15/41	205	207,788
RB, Series AA, 4.00%, 06/15/45	3,000	2,993,034
Tobacco Settlement Financing Corp.
Refunding RB, Series A, 5.00%, 06/01/35	375	395,933
Refunding RB, Sub-Series B, 5.00%, 06/01/46	2,565	2,582,773

		12,124,012

New York — 7.6%
Build NYC Resource Corp.
RB, Series A, 6.13%, 07/01/43	385	417,673
RB, Series A, 6.38%, 07/01/53	705	748,288
Refunding RB, AMT, 5.00%, 01/01/35(b)	485	485,428
County of Cattaraugus, RB, 5.00%, 05/01/44	195	195,077
Hempstead Town Local Development Corp., RB, 5.00%, 07/01/44	500	500,408
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	125	111,076
Metropolitan Transportation Authority, RB, Series B, 3.00%, 11/15/25	165	164,379
New York City Housing Development Corp., RB, Series C-1, 4.20%, 11/01/44	1,000	1,000,040
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series E-1, 4.00%, 02/01/49	2,845	2,779,225
New York Counties Tobacco Trust IV, Refunding RB, Series A, 5.00%, 06/01/42	915	863,959
New York Counties Tobacco Trust VI, Refunding RB, Series 2B, 5.00%, 06/01/51	835	778,982
New York State Dormitory Authority, Refunding RB, Series A, 3.00%, 03/15/51	800	640,000

Security	Par (000)	Value

New York (continued)
New York State Thruway Authority
Refunding RB, Series A, 4.00%, 03/15/49	USD 3,690	$3,697,778
Refunding RB, Series B, 4.00%, 01/01/45	1,190	1,207,074
New York Transportation Development Corp.
RB, AMT, 5.00%, 07/01/34	500	500,543
RB, AMT, 5.00%, 10/01/35	3,710	3,907,584
RB, AMT, 5.63%, 04/01/40	500	543,605
RB, AMT, 5.00%, 12/01/40	830	877,081
RB, AMT, 4.00%, 04/30/53	640	562,404
RB, AMT, 6.00%, 06/30/54	6,000	6,557,880
RB, AMT, 5.50%, 06/30/60	5,000	5,343,594
Refunding RB, AMT, 5.38%, 08/01/36	865	930,971
Oneida Indian Nation of New York, RB, Series B, 6.00%, 09/01/43(b)	270	298,595
Suffolk Regional Off-Track Betting Co.
RB, 5.00%, 12/01/34	405	415,949
RB, 5.75%, 12/01/44	700	725,890
RB, 6.00%, 12/01/53	1,000	1,044,618
Westchester County Local Development Corp.
Refunding RB, 5.00%, 07/01/41(b)	510	524,796
Refunding RB, 5.00%, 07/01/56(b)	560	563,402
Westchester Tobacco Asset Securitization Corp.
Refunding RB, Sub-Series C, 4.00%, 06/01/42	670	625,036
Refunding RB, Sub-Series C, 5.13%, 06/01/51	500	488,568

		37,499,903

North Carolina — 0.3%
North Carolina HFA, RB, (GNMA/FNMA/FHLMC), 6.00%, 07/01/53	775	834,778
North Carolina Medical Care Commission RB, Series A, 4.00%, 10/01/35	100	101,624
Refunding RB, Series A, 5.25%, 01/01/41	230	229,996
Town of Mooresville, Special Assessment RB, 5.38%, 03/01/40(b)	250	250,549

		1,416,947

North Dakota — 0.3%
City of Grand Forks, RB, (AGM), Series A, 5.00%, 12/01/53	350	377,193
County of Cass, Refunding RB, 5.25%, 02/15/58	855	882,067

		1,259,260

Ohio — 1.8%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, 5.00%, 06/01/55	5,905	5,545,878
County of Hamilton
Refunding RB, 5.00%, 01/01/46	190	190,868
Refunding RB, 4.00%, 08/15/50	915	874,330
County of Hardin
Refunding RB, 5.00%, 05/01/30	140	140,624
Refunding RB, 5.25%, 05/01/40	145	145,031
Refunding RB, 5.50%, 05/01/50	670	661,576
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(b)	790	768,760
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)	265	251,118
State of Ohio, RB, AMT, Series P-3, 5.00%, 06/30/53	370	371,290

		8,949,475

Oklahoma — 1.1%
Oklahoma Development Finance Authority
RB, 7.25%, 09/01/51(b)	3,290	3,369,382
RB, Series B, 5.50%, 08/15/52	580	599,967

56	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)	USD 235	$231,517
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	965	986,697

		5,187,563

Oregon — 1.2%
Clackamas County Hospital Facility Authority, Refunding RB, Series A, 5.25%, 11/15/50	200	200,236
Clackamas County School District No. 12 North Clackamas, GO, (School Bond Guaranty), Series A, 0.00%, 06/15/38(d)	275	150,746
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, 5.50%, 10/01/49	150	150,000
Oregon State Facilities Authority, RB, 5.25%, 06/15/55(b)	305	288,994
Salem Hospital Facility Authority, Refunding RB, 4.00%, 05/15/49	5,000	4,841,154
Yamhill County Hospital Authority, Refunding RB, 5.00%, 11/15/36	300	288,057

		5,919,187

Pennsylvania — 2.5%
Allentown Neighborhood Improvement Zone Development Authority
RB, 5.00%, 05/01/42(b)	2,125	2,231,973
RB, Series A, 5.25%, 05/01/32(b)	100	107,072
RB, Series A, 5.25%, 05/01/42(b)	100	103,286
Beaver County IDA, Refunding RB, Series B, 3.75%, 10/01/47	1,085	969,173
Bucks County IDA, RB, 4.00%, 07/01/46	200	172,001
Doylestown Hospital Authority
Refunding RB, 5.00%, 07/01/31(b)	125	132,412
Refunding RB, 5.38%, 07/01/39(b)	290	321,509
Lancaster Municipal Authority, RB, Series B, 5.00%, 05/01/54	100	103,280
Montgomery County Higher Education & Health Authority, Refunding RB, 4.00%, 09/01/49	1,255	1,185,071
Montgomery County IDA, RB, 5.00%, 11/15/45	875	906,825
Pennsylvania Economic Development Financing Authority RB, AMT, 5.75%, 06/30/48	490	540,913
RB, AMT, 5.25%, 06/30/53	770	812,381
Refunding RB, Series B, 5.25%, 12/01/38(a)	455	463,216
Refunding RB, Series C, 5.25%, 12/01/37(a)	795	809,387
Refunding RB, AMT, 5.50%, 11/01/44	500	500,261
Pennsylvania Higher Education Assistance Agency
RB, AMT, Series B, 3.00%, 06/01/47	1,010	772,807
RB, AMT, Sub-Series 1C, 5.00%, 06/01/51	165	166,889
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	1,045	1,040,330
Philadelphia Authority for Industrial Development
RB, 5.25%, 11/01/52	235	251,742
Refunding RB, Series 2015, 5.00%, 04/01/45	500	501,795
School District of Philadelphia (The), GO, Series A, 5.50%, 09/01/48	265	296,449

		12,388,772

Puerto Rico — 10.6%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(d)	17,040	1,167,740
Commonwealth of Puerto Rico
GO, Series A, 0.00%, 07/01/33(d)	537	363,721
GO, Series A1, 5.63%, 07/01/29	1,049	1,137,827
GO, Series A1, 5.75%, 07/01/31	440	491,798
GO, Series A1, 4.00%, 07/01/33	418	419,918
GO, Series A1, 4.00%, 07/01/35	375	372,584

Security	Par (000)	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico
GO, Series A1, 4.00%, 07/01/37	USD 322	$319,670
GO, Series A1, 4.00%, 07/01/41	438	421,283
GO, Series A1, 4.00%, 07/01/46	455	429,271
GO, Sub-Series CW, 0.00%, 11/01/43(a)(d)(f)	2,306	1,481,826
GO, Sub-Series CW/CONV, 0.00%, 11/01/51(a)(d)(f)	131	60,231
GO, Sub-Series CW/HTA-98, 0.00%, 11/01/51(a)(d)(f)	7,043	4,604,661
GO, Sub-Series CW/HTA-98, 0.00%, 11/01/51(a)(d)(f)	9,432	3,041,980
GO, Sub-Series CW/PRIFA, 0.00%, 11/01/51(a)(d)(f)	15,275	8,344,131
Puerto Rico Electric Power Authority
RB, Series A, 5.00%, 07/01/29(e)(f)	385	163,625
RB, Series A, 7.00%, 07/01/33(e)(f)	1,795	762,875
RB, Series A, 6.75%, 07/01/36(e)(f)	775	329,375
RB, Series A, 5.00%, 07/01/42(e)(f)	325	138,125
RB, Series A, 7.00%, 07/01/43(e)(f)	175	74,375
RB, Series A-1, 10.00%, 07/01/19(e)(f)	42	17,854
RB, Series A-2, 10.00%, 07/01/19(e)(f)	212	90,076
RB, Series A-3, 10.00%, 07/01/19(e)(f)	177	75,233
RB, Series B-3, 10.00%, 07/01/19(e)(f)	177	75,233
RB, Series C-1, 5.40%, 01/01/18(e)(f)	486	206,697
RB, Series C-2, 5.40%, 07/01/18(e)(f)	486	206,731
RB, Series C-3, 5.40%, 01/01/20(e)(f)	49	20,897
RB, Series C-4, 5.40%, 07/01/20(e)(f)	49	20,897
RB, Series CCC, 5.25%, 07/01/26(e)(f)	125	53,125
RB, Series CCC, 5.00%, 07/01/27(e)(f)	545	231,625
RB, Series CCC, 5.25%, 07/01/28(e)(f)	70	29,750
RB, Series D-1, 7.50%, 01/01/20(e)(f)	426	180,879
RB, Series D-2, 7.50%, 01/01/20(e)(f)	840	357,147
RB, Series D-4, 7.50%, 07/01/20(e)(f)	145	61,623
RB, Series TT, 5.00%, 07/01/18(e)(f)	160	68,000
RB, Series TT, 5.00%, 07/01/25(e)(f)	45	19,125
RB, Series TT, 5.00%, 07/01/26(e)(f)	190	80,750
RB, Series TT, 5.00%, 07/01/32(e)(f)	395	167,875
RB, Series WW, 5.50%, 07/01/17(e)(f)	110	46,750
RB, Series WW, 5.50%, 07/01/18(e)(f)	95	40,375
RB, Series WW, 5.50%, 07/01/19(e)(f)	70	29,750
RB, Series WW, 5.38%, 07/01/22(e)(f)	940	399,500
RB, Series WW, 5.38%, 07/01/24(e)(f)	65	27,625
RB, Series WW, 5.00%, 07/01/28(e)(f)	165	70,125
RB, Series WW, 5.25%, 07/01/33(e)(f)	75	31,875
RB, Series WW, 5.50%, 07/01/38(e)(f)	220	93,500
RB, Series XX, 5.25%, 07/01/27(e)(f)	50	21,250
RB, Series XX, 5.25%, 07/01/35(e)(f)	30	12,750
RB, Series XX, 5.75%, 07/01/36(e)(f)	600	255,000
RB, Series XX, 5.25%, 07/01/40(e)(f)	2,320	986,000
Refunding RB, Series AAA, 5.25%, 07/01/22(e)(f)	160	68,000
Refunding RB, Series AAA, 5.25%, 07/01/28(e)(f)	265	112,625
Refunding RB, Series AAA, 5.25%, 07/01/29(e)(f)	40	17,000
Refunding RB, Series DDD, 5.00%, 07/01/19(e)(f)	895	380,375
Refunding RB, Series UU, 0.00%, 07/01/17(a)(d)(e)(f)	30	12,750
Refunding RB, Series UU, 0.00%, 07/01/18(a)(d)(e)(f)	30	12,750
Refunding RB, Series UU, 0.00%, 07/01/20(a)(d)(e)(f)	250	106,250
Refunding RB, Series UU, 4.45%, 07/01/31(a)(e)(f)	300	127,500
Refunding RB, Series ZZ, 5.00%, 07/01/17(e)(f)	70	29,750
Refunding RB, Series ZZ, 5.25%, 07/01/19(e)(f)	235	99,875
Refunding RB, Series ZZ, 5.25%, 07/01/23(e)(f)	930	395,250
Refunding RB, Series ZZ, 5.25%, 07/01/24(e)(f)	150	63,750
Refunding RB, Series ZZ, 5.00%, 07/01/28(e)(f)	75	31,875
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
RB, AMT, Series A-1, 6.75%, 01/01/45	165	197,266
RB, AMT, Series A-2, 6.50%, 01/01/42	110	131,138

S C H E D U L E S O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority RB, AMT, Series A-2, 6.75%, 01/01/45	USD 165	$197,265
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB, Series A-1, 0.00%, 07/01/33(d)	496	352,305
RB, Series A-1, 0.00%, 07/01/46(d)	1,971	663,719
RB, Series A-1, 4.75%, 07/01/53	3,377	3,380,125
RB, Series A-1, 5.00%, 07/01/58	2,375	2,397,485
RB, Series A-2, 4.33%, 07/01/40	3,825	3,809,192
RB, Series A-2, 4.54%, 07/01/53	317	309,504
RB, Series A-2, 4.78%, 07/01/58	11,146	11,147,489
RB, Series B-1, 0.00%, 07/01/46(d)	477	160,461

		52,306,732

Rhode Island — 0.1%
Rhode Island Student Loan Authority, RB, AMT, Series A, 3.63%, 12/01/37	460	437,826

South Carolina — 1.0%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	1,880	2,045,464
South Carolina Jobs EDA
RB, 7.50%, 08/15/62(b)	325	325,651
RB, Series A, 5.50%, 11/01/54	1,100	1,230,900
Refunding RB, 4.00%, 11/15/27	105	104,310
Refunding RB, 5.00%, 02/01/38	200	206,102
Refunding RB, 5.00%, 02/01/38	800	817,674
South Carolina Public Service Authority, Refunding RB, Series B, 4.00%, 12/01/56	200	188,054

		4,918,155

Tennessee — 1.4%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44	250	250,593
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 4.00%, 10/01/49	220	186,848
Metropolitan Government Nashville & Davidson County IDB, Special Assessment RB, 0.00%, 06/01/43(b)(d)	685	280,496
Metropolitan Government Nashville & Davidson County Sports Authority, RB, (AGM), Series A, 5.25%, 07/01/48.	935	1,037,537
Metropolitan Nashville Airport Authority (The)
RB, AMT, Series B, 5.25%, 07/01/35	320	355,977
RB, AMT, Series B, 5.50%, 07/01/36	265	299,705
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	2,320	2,544,189
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	1,750	1,903,410

		6,858,755

Texas — 6.2%
Angelina & Neches River Authority, RB, AMT, 7.50%, 12/01/45(b)	510	365,211
Arlington Higher Education Finance Corp.
RB, 5.63%, 08/15/54(b)	1,305	1,085,224
RB, 7.88%, 11/01/62(b)	280	294,905
Central Texas Turnpike System
Refunding RB, Series C, 5.00%, 08/15/37	200	200,363
Refunding RB, Series C, 5.00%, 08/15/42	250	250,453
City of Anna, Special Assessment RB, 5.75%, 09/15/54(b)	315	322,163
City of Crandall, Special Assessment RB, 4.25%, 09/15/41(b)	230	220,628
City of Fate, Special Assessment RB, 5.75%, 08/15/54(b)	100	104,708
City of Houston Airport System Revenue
RB, AMT, 4.00%, 07/01/41	700	681,222
RB, AMT, Series B-1, 5.00%, 07/15/30	395	398,095

Security	Par (000)	Value

Texas (continued)
City of Houston Airport System Revenue
Refunding RB, AMT, 5.00%, 07/15/27	USD 140	$144,562
Refunding RB, AMT, 5.00%, 07/01/29	1,500	1,501,229
Refunding RB, AMT, Series C, 5.00%, 07/15/27	1,410	1,455,338
Refunding RB, AMT, Sub-Series A, 4.00%, 07/01/41	3,590	3,573,083
Refunding RB, AMT, (AGM), Series A, 5.25%, 07/01/48	485	524,101
City of Oak Point, Special Assessment RB, 09/15/54(b)(c)	305	301,615
City of Princeton
Special Assessment RB, 4.25%, 09/01/31(b)	50	50,138
Special Assessment RB, 4.38%, 09/01/31(b)	50	50,200
Special Assessment RB, 5.00%, 09/01/44(b)	100	100,518
Special Assessment RB, 5.13%, 09/01/44(b)	100	100,612
Special Assessment RB, 5.25%, 09/01/54(b)	150	150,596
Special Assessment RB, 5.38%, 09/01/54(b)	172	172,917
City of San Antonio Airport System, RB, AMT, 5.00%, 07/01/45	500	503,006
Clifton Higher Education Finance Corp., RB, Series A, 6.00%, 06/15/54(b)	100	100,847
County of Hays, Special Assessment RB, 7.00%, 09/15/45	200	203,748
Dallas ISD, GO (Permanent School Fund GTD), 5.00%, 02/15/48	1,375	1,499,512
Del Valle ISD, GO (Permanent School Fund GTD), 4.00%, 06/15/47	1,335	1,336,729
Fort Bend County IDC, RB, Series B, 4.75%, 11/01/42	1,465	1,465,346
Fort Worth ISD, GO (Permanent School Fund GTD), 4.00%, 02/15/48	230	228,756
New Hope Cultural Education Facilities Finance Corp.
RB, Series A, 5.00%, 08/15/51(b)	250	250,819
RB, Series A, 6.75%, 10/01/52	800	794,864
RB, Series A, 5.00%, 01/01/55	200	165,475
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(b)	1,175	1,103,404
Newark Higher Education Finance Corp., RB, Series A, 5.50%, 08/15/35(b)	300	303,239
Port of Beaumont Navigation District
RB, AMT, 2.88%, 01/01/41(b)	175	144,210
RB, AMT, Series A, 5.00%, 01/01/39(b)	2,330	2,436,674
RB, AMT, Series A, 5.13%, 01/01/44(b)	1,040	1,073,764
Refunding RB, AMT, 3.63%, 01/01/35(b)	690	653,425
Refunding RB, AMT, 4.00%, 01/01/50(b)	1,975	1,779,522
Tarrant County Cultural Education Facilities Finance Corp. RB, 5.50%, 11/15/47	595	666,010
Refunding RB, 5.00%, 10/01/49	250	250,000
Texas Private Activity Bond Surface Transportation Corp.
RB, AMT, 5.00%, 06/30/58	315	321,990
RB, AMT, 5.50%, 12/31/58	1,050	1,143,073
Texas Transportation Commission State Highway 249 System
RB, 0.00%, 08/01/40(d)	1,000	489,182
RB, 0.00%, 08/01/42(d)	655	286,338
Texas Water Development Board, RB, 4.00%, 10/15/45	1,295	1,309,758

		30,557,572

Utah — 0.5%
Black Desert Public Infrastructure District, Special Assessment RB, 5.63%, 12/01/53(b)	390	404,470
Utah Charter School Finance Authority
RB, Series A, 5.00%, 06/15/52(b)	285	255,743
Refunding RB, 5.00%, 10/15/44	1,615	1,615,871

58	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
Utah Charter School Finance Authority Refunding RB, 5.00%, 06/15/55(b)	USD 230	$220,540
Wood Ranch Public Infrastructure District, Special Assessment RB, 5.63%, 12/01/53(b)	130	135,643

		2,632,267

Vermont — 0.4%
East Central Vermont Telecommunications District
RB, Series A, 4.75%, 12/01/40(b)	695	644,928
RB, Series A, 4.50%, 12/01/44(b)	705	608,029
RB, Series A, 6.88%, 12/01/46(b)	785	857,019

		2,109,976

Virginia — 0.6%
Ballston Quarter Community Development Authority
TA, Series A, 5.50%, 03/01/46	92	89,523
TA, Series A, 0.00%, 03/01/59(d)	220	161,039
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/55	285	277,783
James City County EDA
RB, Series A, 6.88%, 12/01/58	345	382,331
RB, Series C3, 5.25%, 12/01/27	250	250,485
Lower Magnolia Green Community Development Authority
Special Assessment RB, 5.00%, 03/01/35(b)	230	231,859
Special Assessment RB, 5.00%, 03/01/45(b)	85	84,427
Norfolk Redevelopment & Housing Authority
RB, 4.00%, 01/01/29	250	245,906
RB, 5.00%, 01/01/34	190	192,098
RB, 5.00%, 01/01/49	365	346,286
Virginia Beach Development Authority
RB, Series A, 7.00%, 09/01/53	360	416,022
RB, Series B3, 5.38%, 09/01/29	235	241,775

		2,919,534

Washington — 0.9%
King County Public Hospital District No. 4, GO, Refunding, 5.00%, 12/01/30	200	201,282
Washington State Housing Finance Commission
RB, 6.00%, 07/01/59	100	102,653
RB, Series A, 5.00%, 07/01/50(b)	310	308,060
RB, Series A, 5.75%, 01/01/53(b)	200	198,881
RB, Series A, 5.88%, 01/01/59(b)	160	160,126
RB, Series B2, 3.95%, 07/01/29(b)	775	743,186
Refunding RB, 5.00%, 01/01/26(b)	190	190,151
Refunding RB, 5.00%, 01/01/43(b)	1,935	1,833,829
Refunding RB, 6.00%, 01/01/45(b)	210	210,265
Refunding RB, Series A, 5.00%, 07/01/43	200	212,918
Refunding RB, Series A, 5.00%, 07/01/48	190	199,011

		4,360,362

West Virginia — 0.3%
City of Martinsburg, RB, Series A-1, 4.63%, 12/01/43	430	384,141
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48	1,215	1,179,295

		1,563,436

Wisconsin — 6.0%
Public Finance Authority
RB, 6.25%, 10/01/31(b)(e)(f)	195	16,575
RB, 5.50%, 12/15/32(b)	1,885	1,925,094
RB, 5.75%, 12/15/33(b)	3,305	3,306,974
RB, 0.00%, 01/01/35(b)(d)	1,055	577,905
RB, 4.50%, 01/01/35(b)	675	681,622
RB, 5.00%, 06/15/41(b)	210	211,720
RB, 6.85%, 11/01/46(b)(e)(f)	275	133,031

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority
RB, 7.00%, 11/01/46(b)(e)(f)	USD 155	$74,981
RB, 5.38%, 07/15/47(b)	335	339,556
RB, 7.00%, 10/01/47(b)(e)(f)	195	16,575
RB, 5.63%, 06/15/49(b)	1,420	1,307,584
RB, 5.00%, 06/15/51(b)	195	193,888
RB, 5.25%, 12/01/51(b)	1,060	758,548
RB, 5.00%, 06/15/55(b)	550	546,217
RB, 5.00%, 06/15/55(b)	2,750	2,367,235
RB, 5.00%, 07/01/55(b)	880	841,719
RB, 5.00%, 01/01/56(b)	875	800,201
RB, 4.75%, 06/15/56(b)	440	326,032
RB, 5.00%, 06/15/56(b)	145	144,034
RB, 0.00%, 01/01/60(b)(d)	19,530	1,623,197
RB, Series A, 7.75%, 07/01/43(b)	1,920	2,027,131
RB, Series A, 12/15/44(b)(c)	120	122,518
RB, Series A, 5.63%, 06/15/49(b)	855	837,610
RB, Series A, 12/15/54(b)(c)	350	355,621
RB, Series A, 7.50%, 07/01/59(b)	2,020	2,249,999
RB, Series A-4, 5.50%, 11/15/32(b)	1,750	1,790,772
RB, AMT, 4.00%, 09/30/51	2,025	1,777,640
RB, AMT, 4.25%, 07/01/54	1,160	993,553
RB, AMT, 4.00%, 03/31/56	680	590,507
Refunding RB, AMT, Series B, 5.00%, 07/01/42	750	750,787
Wisconsin Health & Educational Facilities Authority
RB, Series A, 5.50%, 08/15/44	1,305	1,409,563
RB, Series A, 5.75%, 08/15/54	350	375,678
Wisconsin Housing & EDA, RB, Series A, 4.55%, 07/01/37	165	166,550

		29,640,617

Wyoming — 0.2%
University of Wyoming, RB, (AGM), Series C, 4.00%, 06/01/51	775	757,281

Total Municipal Bonds — 87.9% (Cost: $433,960,488)		432,352,039

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

Alabama — 1.1%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53	5,095	5,485,595

New York — 1.5%
New York City Housing Development Corp.
RB, Series D-1-B, 4.25%, 11/01/45	1,000	964,253
Refunding RB, Series A-1, 4.15%, 11/01/38	1,414	1,419,339
Port Authority of New York & New Jersey, RB, AMT, Series 221, 4.00%, 07/15/55	5,015	4,784,078

		7,167,670

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 2.6% (Cost: $12,501,931)		12,653,265

Total Long-Term Investments — 90.5% (Cost: $446,462,419)		445,005,304

S C H E D U L E S O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Short-Term Securities

Municipal Bonds

Florida — 2.0%
City of Gainesville Utilities System Revenue, Refunding RB, Series B, VRDN, (Barclays Bank plc SBPA), 4.05%, 10/01/24(h)	USD 2,200	$2,200,000
County of Miami-Dade, RB, Series E, VRDN, (TD Bank NA LOC), 3.15%, 10/07/24(h)	5,200	5,200,000
JEA Electric System Revenue, Refunding RB, Series THREE-B-3, VRDN, (Royal Bank of Canada SBPA), 3.15%, 10/07/24(h)	2,500	2,500,000

		9,900,000

Maryland — 0.2%
Montgomery County Housing Opportunities Commission, Refunding RB, (FHA 542(C) FNMA COL), VRDN, (TD Bank NA LOC), 3.80%, 10/01/24(h)	800	800,000

Minnesota — 0.8%
Minnesota HFA, Refunding RB, AMT, (GNMA/FNMA/FHLMC), Series F, VRDN, (Royal Bank of Canada SBPA), 3.15%, 10/07/24(h)	4,000	4,000,000

Mississippi — 0.6%
Mississippi Business Finance Corp.
RB, Series C, VRDN, 3.90%, 10/01/24(h)	2,600	2,600,000
RB, Series L, VRDN, 3.75%, 10/01/24(h)	400	400,000

		3,000,000

Nevada — 0.8%
County of Clark Department of Aviation, Refunding RB, Series D-2B, VRDN, (Sumitomo Mitsui Banking Corp. LOC), 3.15%, 10/07/24(h)	3,800	3,800,000

New York — 1.7%
City of New York
GO, Sub-Series A-2, VRDN, (Mizuho Bank Ltd. LOC), 4.00%, 10/01/24(h)	2,500	2,500,000
GO, Sub-Series F6, VRDN, (JPMorgan Chase Bank NA SBPA), 4.05%, 10/01/24(h)	1,000	1,000,000
GO, Sub-Series I-2, VRDN, (JPMorgan Chase Bank NA SBPA), 4.05%, 10/01/24(h)	1,100	1,100,000
Metropolitan Transportation Authority RB, Sub-Series E-1, VRDN, (Barclays Bank plc LOC), 4.15%, 10/01/24(h)	800	800,000
Refunding RB, Sub-Series 2012 G-1, VRDN, (Barclays Bank plc LOC), 4.15%, 10/01/24(h)	3,260	3,260,000

		8,660,000

Rhode Island — 0.8%
Rhode Island Health & Educational Building Corp., RB, Series A, VRDN, (TD Bank NA SBPA), 3.23%, 10/07/24(h)	3,790	3,790,000

Security	Par (000)	Value

South Carolina — 0.5%
South Carolina State Housing Finance & Development Authority, RB, VRDN, (Federal Home Loan Bank LOC), 3.29%, 10/07/24(h)	USD 2,480	$2,480,000

Texas — 2.0%
Red River Education Finance Corp., RB, VRDN, (TD Bank NA SBPA), 3.20%, 10/07/24(h)	4,700	4,700,000
State of Texas, GO, VRDN, (Federal Home Loan Bank SBPA), 3.15%, 10/07/24(h)	5,000	5,000,000

		9,700,000

Utah — 0.8%
County of Utah, RB, Series C, VRDN, (TD Bank NA SBPA), 3.75%, 10/01/24(h)	3,905	3,905,000

Virginia — 0.5%
Loudoun County EDA, RB, Series F, VRDN, 3.20%, 10/07/24(h)	2,500	2,500,000

Wisconsin — 0.2%
University of Wisconsin Hospitals & Clinics, Refunding RB, Series C, VRDN, 4.10%, 10/01/24(h)	1,000	1,000,000

Total Short-Term Securities — 10.9%
(Cost: $53,535,000)		53,535,000

Total Investments — 101.4%
(Cost: $499,997,419)		498,540,304

Other Assets Less Liabilities — 0.0%		79,577

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.4)%		(6,731,145)

Net Assets — 100.0%		$ 491,888,736

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.

(d)	Zero-coupon bond.

(e)	Issuer filed for bankruptcy and/or is in default.

(f)	Non-income producing security.

(g)

Represents bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(h)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

60	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series E Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$432,352,039	$—	$432,352,039
Municipal Bonds Transferred to Tender Option Bond Trusts	—	12,653,265	—	12,653,265
Short-Term Securities
Municipal Bonds	—	53,535,000	—	53,535,000
Unfunded Commitments(a)	—	—	1,375,579	1,375,579

	$—	$498,540,304	$1,375,579	$499,915,883

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $6,647,000 are categorized as Level 2 within the fair value hierarchy.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) September 30, 2024	BATS: Series M Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
ARI Fleet Lease Trust, Series 2024-A, Class A2, 5.30%, 11/15/32(a)	USD 1,454	$1,464,390
Chesapeake Funding II LLC, Series 2023-2A, Class A1, 6.16%, 10/15/35(a)	1,061	1,078,411
Enterprise Fleet Financing LLC
Series 2023-2, Class A2, 5.56%, 04/22/30(a)	1,765	1,782,107
Series 2024-1, Class A3, 5.16%, 09/20/30(a)	294	301,976
Series 2024-2, Class A3, 5.61%, 04/20/28(a)	8,007	8,242,003
Series 2024-3, Class A4, 5.06%, 03/20/31(a)	378	386,802
Ford Credit Floorplan Master Owner Trust A
Series 2023-1, Class A1, 4.92%, 05/15/28(a)	3,331	3,364,200
Series 2024-2, Class A, 5.24%, 04/15/31(a)	5,015	5,215,882
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class A1, 5.34%, 06/15/28(a)	1,805	1,836,237
Series 2023-2, Class A, 5.34%, 06/15/30(a)	617	640,863
Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 09/20/40(a)	105	94,660
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%, 08/25/28(a)	794	804,872
PFS Financing Corp., Series 2024-D, Class A, 5.34%, 04/15/29(a)	4,901	5,029,563
Toyota Auto Loan Extended Note Trust, Series 2024- 1A, Class A, 5.16%, 11/25/36(a)	3,917	4,072,557

Total Asset-Backed Securities — 2.8% (Cost: $33,440,341)		34,314,523

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities — 7.8%
1211 Avenue of the Americas Trust, Series 2015- 1211, Class A1A2, 3.90%, 08/10/35(a)	945	927,856
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (1-mo. CME Term SOFR + 1.18%), 6.30%, 09/15/34(a)(b)	3,928	3,830,106
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class C, 3.72%, 05/15/53(a)(b)	400	358,685
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 6.79%, 07/15/41(a)(b)	2,220	2,222,775
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class B, 3.49%, 04/14/33(a)	2,164	2,123,328
Series 2024-BHP, Class A, (1-mo. CME Term SOFR + 2.35%), 7.45%, 08/15/39(a)(b)	600	602,068
BANK
Series 2018-BN11, Class B, 4.49%, 03/15/61(b)	1,769	1,694,066
Series 2021-BN38, Class A5, 2.52%, 12/15/64	5,090	4,423,524
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.88%, 02/15/51(b)	1,000	970,464
BFLD Mortgage Trust, Series 2024-WRHS, Class A, (1-mo. CME Term SOFR + 1.49%), 6.59%, 08/15/26(a)(b)	2,170	2,168,644
BLP Commercial Mortgage Trust, Series 2023-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 6.79%, 03/15/40(a)(b)	2,000	1,995,010
BSST Mortgage Trust, Series 2021-SSCP, Class A, (1-mo. CME Term SOFR + 0.86%), 5.96%, 04/15/36(a)(b)	1,099	1,088,851
BX Commercial Mortgage Trust Series 2022-LP2, Class A, (1-mo. CME Term SOFR + 1.01%), 6.11%, 02/15/39(a)(b)	4,770	4,743,444

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2023-VLT3, Class A, (1-mo. CME Term SOFR + 1.94%), 7.04%, 11/15/28(a)(b)	USD 1,060	$1,054,701
Series 2023-XL3, Class A, (1-mo. CME Term SOFR + 1.76%), 6.86%, 12/09/40(a)(b)	2,380	2,386,980
Series 2024-AIRC, Class A, (1-mo. CME Term SOFR + 1.69%), 6.79%, 08/15/39(a)(b)	3,780	3,784,725
Series 2024-MF, Class A, (1-mo. CME Term SOFR + 1.44%), 6.54%, 02/15/39(a)(b)	2,364	2,361,947
Series 2024-XL4, Class A, (1-mo. CME Term SOFR + 1.44%), 6.54%, 02/15/39(a)(b)	2,430	2,430,024
BX Trust
Series 2019-OC11, Class D, 4.08%, 12/09/41(a)(b)	1,489	1,370,724
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 0.91%), 6.01%, 02/15/36(a)(b)	217	215,638
Series 2022-GPA, Class A, (1-mo. CME Term SOFR + 2.17%), 7.26%, 08/15/39(a)(b)	1,033	1,033,486
Series 2024-PAT, Class A, (1-mo. CME Term SOFR + 2.09%), 7.19%, 03/15/41(a)(b)	1,530	1,534,781
CENT Trust, Series 2023-CITY, Class A, (1-mo. CME Term SOFR + 2.62%), 7.72%, 09/15/38(a)(b)	2,995	3,000,135
CFK Trust, Series 2020-MF2, Class B, 2.79%, 03/15/39(a)	1,254	1,120,813
Citigroup Commercial Mortgage Trust, Series 2023- SMRT, Class A, 6.02%, 10/12/40(a)(b)	1,370	1,416,203
Commercial Mortgage Trust
Series 2015-CR27, Class B, 4.49%, 10/10/48(b)	2,917	2,751,880
Series 2015-LC23, Class ASB, 3.60%, 10/10/48	820	815,885
Series 2024-WCL1, Class A, (1-mo. CME Term SOFR + 1.84%), 6.92%, 06/15/41(a)(b)	1,750	1,742,891
CONE Trust, Series 2024-DFW1, Class A, (1-mo. CME Term SOFR + 1.64%), 6.74%, 08/15/41(a)(b)	930	930,000
Credit Suisse Mortgage Capital Trust, Series 2020- NET, Class C, 3.53%, 08/15/37(a)	266	256,079
CRSO Trust, Series 2023-BRND, 7.12%, 07/10/40(a)	763	810,479
Grace Mortgage Trust, Series 2020-GRCE, Class B, 2.60%, 12/10/40(a)	900	770,898
GS Mortgage Securities Corp. II
Series 2005-ROCK, Class A, 5.37%, 05/03/32(a)	910	900,730
Series 2005-ROCK, Class F, 5.52%, 05/03/32(a)	706	684,791
GS Mortgage Securities Trust
Series 2014-GC24, Class A5, 3.93%, 09/10/47	354	353,230
Series 2021-ROSS, Class A, (1-mo. CME Term SOFR + 1.41%), 6.51%, 05/15/26(a)(b)	730	674,005
Series 2022-ECI, Class A, (1-mo. CME Term SOFR + 2.19%), 7.29%, 08/15/39(a)(b)	3,060	3,060,956
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 7.19%, 03/15/28(a)(b)	1,100	1,102,063
GWT, Series 2024-WLF2, Class A, (1-mo. CME Term SOFR + 1.69%), 6.79%, 05/15/41(a)(b)	1,570	1,570,000
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.56%, 07/10/39(a)(b)	669	576,690
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4, 3.23%, 10/15/48	4,058	4,024,279
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A, 2.95%, 09/06/38(a)(b)	1,790	1,724,174
Series 2020-609M, Class A, (1-mo. CME Term SOFR + 1.73%), 6.83%, 10/15/33(a)(b)	2,000	1,940,000
Series 2020-609M, Class D, (1-mo. CME Term SOFR + 3.13%), 8.23%, 10/15/33(a)(b)	600	476,820
Series 2021-2NU, Class A, 1.97%, 01/05/40(a)	1,210	1,064,590

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Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series M Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2022-NXSS, Class A, (1-mo. CME Term SOFR + 2.18%), 7.28%, 09/15/39(a)(b)	USD 210	$210,004
KSL Commercial Mortgage Trust, Series 2023-HT, Class A, (1-mo. CME Term SOFR + 2.29%), 7.39%, 12/15/36(a)(b)	1,920	1,924,800
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A2, 2.58%, 03/10/49(a)	438	430,393
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 7.79%, 08/15/40(a)(b)	880	883,780
MF1, Series 2021-W10, Class B, (1-mo. CME Term SOFR + 1.37%), 6.47%, 12/15/34(a)(b)	640	627,248
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class ASB, 3.34%, 03/15/49	1,154	1,141,083
Series 2018-H3, Class B, 4.62%, 07/15/51(b)	740	702,516
Series 2018-MP, Class A, 4.42%, 07/11/40(a)(b)	1,000	912,749
Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)	670	649,977
OPEN Trust, Series 2023-AIR, Class A, (1-mo. CME Term SOFR + 3.09%), 8.19%, 10/15/28(a)(b)	487	492,063
ORL Trust, Series 2023-GLKS, Class A, (1-mo. CME Term SOFR + 2.35%), 7.45%, 10/19/36(a)(b)	1,963	1,967,142
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1-mo. CME Term SOFR + 2.19%), 7.28%, 05/15/37(a)(b)	1,250	1,253,125
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class ASB, 3.57%, 09/15/58	600	596,347
Series 2015-NXS3, Class ASB, 3.37%, 09/15/57	955	948,042
Series 2015-P2, Class AS, 4.01%, 12/15/48	1,605	1,581,341
Series 2018-AUS, Class A, 4.19%, 08/17/36(a)(b)	2,417	2,348,254
Series 2021-FCMT, Class A, (1-mo. CME Term SOFR + 1.31%), 6.41%, 05/15/31(a)(b)	3,516	3,436,683
Series 2024-1CHI, Class A, 5.48%, 07/15/35(a)(b)	1,090	1,097,771

		96,292,736

Interest Only Commercial Mortgage-Backed Securities — 0.3%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class XA, 1.06%, 05/15/53(a)(b)	1,553	63,491
BANK
Series 2020-BN29, Class XA, 1.42%, 11/15/53(b)	4,202	262,300
Series 2021-BN33, Class XA, 1.16%, 05/15/64(b)	15,742	749,570
Benchmark Mortgage Trust
Series 2020-B20, Class XA, 1.72%, 10/15/53(b)	15,333	905,609
Series 2020-B21, Class XA, 1.55%, 12/17/53(a)(b)	3,826	241,748
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.95%, 06/15/56(b)	8,780	436,836
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.58%, 10/15/52(b)	9,719	550,898
Wells Fargo Commercial Mortgage Trust
Series 2018-C44, Class XA, 0.87%, 05/15/51(b)	8,033	166,871
Series 2020-C58, Class XA, 1.92%, 07/15/53(b)	4,430	359,860

		3,737,183

Total Non-Agency Mortgage-Backed Securities — 8.1%
(Cost: $103,603,147)		100,029,919

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 3.9%
Fannie Mae
Series 2011-8, Class ZA, 4.00%, 02/25/41	544	530,574
Series 2013-81, Class YK, 4.00%, 08/25/43	200	188,427
Series 2017-100, Class ZJ, 3.50%, 12/25/47	3,085	2,800,559
Series 2017-76, Class PB, 3.00%, 10/25/57	900	698,005

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Fannie Mae
Series 2018-32, Class PS, (SOFR (30-day) + 7.10%), 0.94%, 05/25/48(b)	USD 1,883	$1,723,435
Series 2018-76, Class ZL, 4.00%, 10/25/58	4,702	4,370,357
Series 2022-25, Class KL, 4.00%, 05/25/52	1,500	1,374,837
Series 2023-46, Class FA, (SOFR (30-day) + 1.30%), 6.58%, 10/25/53(b)	5,280	5,320,763
Series 2023-56, Class FA, (SOFR (30-day) + 1.40%), 6.68%, 11/25/53(b)	1,080	1,091,961
Series 2024-48, Class FC, (SOFR (30-day) + 1.10%), 6.38%, 07/25/54(b)	3,096	3,107,052
Series 2024-54, Class FD, (SOFR (30-day) + 1.25%), 6.53%, 08/25/54(b)	3,101	3,123,903
Freddie Mac
Series 3745, Class ZA, 4.00%, 10/15/40	328	318,206
Series 3780, Class ZA, 4.00%, 12/15/40	1,276	1,253,254
Series 4161, Class BW, 2.50%, 02/15/43	1,400	1,236,488
Series 4355, Class ZL, 4.00%, 06/15/44	2,424	2,291,888
Series 4384, Class LB, 3.50%, 08/15/43	887	871,342
Series 4758, Class Z, 4.00%, 02/15/48	1,723	1,646,329
Series 4988, Class AK, 1.00%, 07/25/50	1,927	1,542,256
Series 5002, Class TJ, 2.00%, 07/25/50	1,900	1,608,368
Series 5443, Class FA, (SOFR (30-day) + 1.20%), 6.48%, 08/25/54(b)	4,245	4,271,201
Series 5444, Class FC, (SOFR (30-day) + 1.12%), 6.40%, 08/25/54(b)	5,524	5,545,480
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA, 3.50%, 08/25/57(b)	1,149	1,117,353
Series 2018-4, Class MA, 3.50%, 03/25/58	1,273	1,236,779
Ginnie Mae
Series 2014-107, Class WX, 6.61%, 07/20/39(b)	252	262,860
Series 2016-123, Class LM, 3.00%, 09/20/46	600	508,204

		48,039,881

Commercial Mortgage-Backed Securities — 1.4%
Freddie Mac
Series K082, Class A2, 3.92%, 09/25/28(b)	2,400	2,395,547
Series K139, Class A2, 2.59%, 01/25/32(b)	12,000	10,886,789
Series K154, Class A2, 3.42%, 04/25/32	3,500	3,410,573

		16,692,909

Interest Only Collateralized Mortgage Obligations — 1.1%
Fannie Mae
Series 2013-10, Class PI, 3.00%, 02/25/43	902	102,178
Series 2014-68, Class YI, 4.50%, 11/25/44	414	80,964
Series 2015-66, Class AS, (SOFR (30-day) + 6.14%), 0.86%, 09/25/45(b)	2,060	200,789
Series 2016-60, Class SD, (SOFR (30-day) + 5.99%), 0.71%, 09/25/46(b)	976	82,806
Series 2016-78, Class CS, (SOFR (30-day) + 5.99%), 0.71%, 05/25/39(b)	1,228	107,663
Series 2017-68, Class IE, 4.50%, 09/25/47	1,504	261,388
Series 2020-32, Class IO, 4.00%, 05/25/50	1,655	341,374
Series 2020-32, Class PI, 4.00%, 05/25/50	1,718	362,705
Series 2021-23, Class CI, 3.50%, 07/25/46	2,260	416,744
Series 2021-41, Class IO, 3.50%, 07/25/51	4,310	773,665
Series 2021-88, Class IO, 2.50%, 12/25/51	1,990	275,543
Series 2024-7, Class IA, 3.50%, 11/25/49	5,359	645,676
Series 427, Class C71, 3.00%, 10/25/49	2,091	346,672
Series 435, Class C24, 2.00%, 04/25/52	21,160	2,561,673
Freddie Mac
Series 4062, Class GI, 4.00%, 02/15/41	135	3,940
Series 4119, Class SC, (SOFR (30-day) + 6.04%), 0.69%, 10/15/42(b)	2,032	267,908

S C H E D U L E S O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series M Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Interest Only Collateralized Mortgage Obligations (continued)
Freddie Mac
Series 4901, Class CS, (SOFR (30-day) + 5.99%), 0.71%, 07/25/49(b)	USD 1,652	$194,429
Series 4941, Class SH, (SOFR (30-day) + 5.84%), 0.56%, 12/25/49(b)	3,565	434,715
Series 5109, Class ID, 2.50%, 05/25/51	1,817	268,788
Series 5112, Class KI, 3.50%, 06/25/51	1,379	259,630
Series 5127, Class AI, 3.00%, 06/25/51	723	122,198
Series 5159, Class PI, 3.00%, 11/25/51	3,814	541,780
Ginnie Mae
Series 2017-101, Class SL, (1-mo. CME Term SOFR + 6.09%), 1.13%, 07/20/47(b)	1,375	197,642
Series 2020-115, Class IM, 3.50%, 08/20/50	2,126	400,073
Series 2020-146, Class DI, 2.50%, 10/20/50	2,879	380,400
Series 2020-175, Class DI, 2.50%, 11/20/50	1,004	139,579
Series 2020-185, Class MI, 2.50%, 12/20/50	3,597	519,532
Series 2021-104, Class IH, 3.00%, 06/20/51	4,269	685,429
Series 2021-149, Class KI, 3.00%, 08/20/51	8,182	1,316,635
Series 2022-5, Class LI, 3.50%, 01/20/52	10,712	1,841,279

		14,133,797

Interest Only Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac
Series K110, Class X1, 1.81%, 04/25/30(b)	1,191	87,679
Series K116, Class X1, 1.52%, 07/25/30(b)	2,068	134,034
Series K119, Class X1, 1.02%, 09/25/30(b)	3,284	145,878
Series K122, Class X1, 0.97%, 11/25/30(b)	5,018	214,020
Ginnie Mae
Series 2016-151, Class IO, 0.89%, 06/16/58(b)	16,654	717,457
Series 2017-61, Class IO, 0.70%, 05/16/59(b)	964	35,392

		1,334,460

Mortgage-Backed Securities — 113.5%
Fannie Mae Mortgage-Backed Securities
1.50%, 12/01/35 - 04/01/52	41,352	34,440,115
2.00%, 10/01/31 - 03/01/52	139,424	118,449,726
2.50%, 09/01/27 - 02/01/52	89,730	79,840,517
3.00%, 04/01/28 - 06/01/52	41,637	38,468,903
3.50%, 03/01/29 - 04/01/52	33,200	31,670,167
4.00%, 02/01/31 - 05/01/52	29,467	28,614,711
4.50%, 07/01/25 - 10/01/52	33,441	33,158,728
5.00%, 02/01/35 - 04/01/53	19,356	19,550,356
5.50%, 05/01/34 - 10/01/54	34,946	35,441,011
5.81%, 06/01/31	3,574	3,766,526
6.00%, 02/01/38 - 09/01/54	22,212	22,832,905
6.50%, 07/01/37 - 09/01/54	33,951	35,101,514
7.50%, 12/01/53 - 01/01/54	505	537,180
Freddie Mac Mortgage-Backed Securities
1.50%, 04/01/36 - 04/01/52	12,461	10,312,819
2.00%, 01/01/36 - 02/01/52	116,049	98,266,689
2.50%, 02/01/30 - 04/01/52	71,749	63,025,808
3.00%, 09/01/27 - 08/01/52	46,843	42,979,573
3.50%, 02/01/31 - 06/01/50	20,396	19,389,028
4.00%, 08/01/40 - 06/01/52	17,171	16,796,106
4.50%, 07/01/26 - 08/01/52	6,490	6,416,835
5.00%, 05/01/28 - 08/01/53	10,671	10,767,552
5.50%, 01/01/28 - 10/01/54	21,583	21,889,229
6.00%, 08/01/28 - 09/01/54	27,177	27,851,562
6.50%, 10/01/53 - 09/01/54	32,915	33,985,262
7.50%, 12/01/53 - 01/01/54	229	243,742
Ginnie Mae Mortgage-Backed Securities
2.00%, 08/20/50 - 10/15/54(c)	51,100	43,371,470
2.50%, 04/20/51 - 10/15/54(c)	51,402	45,301,512
3.00%, 12/20/44 - 10/15/54(c)	36,005	32,867,725

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities
3.50%, 01/15/42 - 10/15/54(c)	USD 30,204	$28,426,121
4.00%, 04/20/39 - 10/15/54(c)	59,874	57,995,471
4.50%, 09/20/39 - 10/15/54(c)	48,965	48,425,001
5.00%, 07/15/33 - 10/15/54(c)	19,220	19,266,802
5.50%, 07/15/38 - 10/15/54(c)	16,345	16,512,895
6.00%, 03/20/53 - 10/15/54(c)	32,469	33,009,423
6.50%, 10/15/54(c)	22,024	22,525,426
Uniform Mortgage-Backed Securities
1.50%, 10/01/39(c)	2,664	2,377,603
2.00%, 10/01/39 - 10/01/54(c)	10,094	8,890,261
2.50%, 10/01/39 - 10/01/54(c)	11,467	10,189,307
3.00%, 10/01/39 - 10/01/54(c)	11,578	10,478,332
3.50%, 10/01/39 - 10/01/54(c)	49,030	45,668,895
4.00%, 10/01/39 - 10/01/54(c)	42,727	41,060,894
4.50%, 10/01/39 - 10/01/54(c)	11,596	11,493,882
5.00%, 10/01/54(c)	29,941	29,921,117
5.50%, 10/01/54(c)	3,039	3,074,190
6.00%, 10/01/54(c)	4,679	4,782,073
6.50%, 10/01/54(c)	50,084	51,631,043

		1,401,066,007

Principal Only Collateralized Mortgage Obligations — 1.0%
Fannie Mae
Series 2023-36, Class AO, 0.00%, 08/25/50(d)	3,656	2,683,419
Series 2024-16, Class PO, 0.00%, 03/25/51(d)	1,615	1,224,578
Freddie Mac
Series 5319, Class PO, 0.00%, 08/25/50(d)	6,998	4,917,585
Series 5341, Class AO, 0.00%, 06/25/50(d)	4,121	3,031,556
Ginnie Mae, Series 2022-195, Class PO, 0.00%, 11/20/52(d)	574	482,819

		12,339,957

Total U.S. Government Sponsored Agency Securities — 121.0% (Cost: $1,538,706,055)		1,493,607,011

Total Long-Term Investments — 131.9% (Cost: $1,675,749,543)		1,627,951,453

	Shares

Short-Term Securities

Money Market Funds — 0.7%
Dreyfus Treasury Securities Cash Management, Institutional Class, 4.88%(e)	7,870,857	7,870,857

	Par (000)

U.S. Treasury Obligations(f) — 2.7%
U.S. Treasury Bills, 4.63%, 11/12/24	USD 33,566	33,383,532

Total Short-Term Securities — 3.4% (Cost: $41,256,588)		41,254,389

Total Investments Before TBA Sale Commitments — 135.3% (Cost: $1,717,006,131)		1,669,205,842

TBA Sale Commitments(c)

Mortgage-Backed Securities — (28.3)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 10/15/54	(115)	(97,489)
2.50%, 10/15/54	(175)	(154,212)
3.00%, 10/15/54	(201)	(183,271)
3.50%, 10/15/54	(249)	(233,923)

64	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series M Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities
4.00%, 10/15/54	USD (144)	$(139,214)
4.50%, 10/15/54	(103)	(101,699)
5.00%, 10/15/54	(153)	(153,245)
5.50%, 10/15/54	(157)	(158,512)
6.00%, 10/15/54	(15,729)	(15,995,484)
6.50%, 10/15/54	(10,947)	(11,200,260)
Uniform Mortgage-Backed Securities
2.00%, 10/01/39 - 10/01/54	(596)	(512,914)
2.50%, 10/01/39 - 10/01/54	(2,153)	(1,863,714)
3.00%, 10/01/39 - 10/01/54	(222)	(200,770)
3.50%, 10/01/54	(174)	(162,023)
4.00%, 10/01/39 - 10/01/54	(81,810)	(78,594,865)
4.50%, 10/01/39 - 10/01/54	(39,088)	(38,428,706)
5.00%, 10/01/54	(24,819)	(24,802,812)
5.50%, 10/01/54	(67,730)	(68,514,277)
6.00%, 10/01/54	(9,180)	(9,381,919)
6.50%, 10/01/54	(95,149)	(98,065,829)

Total TBA Sale Commitments — (28.3)% (Proceeds: $(349,902,401))		(348,945,138)

Total Investments Net of TBA Sale Commitments — 107.0%

(Cost: $1,367,103,730)		1,320,260,704

Liabilities in Excess of Other Assets — (7.0)%		(86,292,924)

Net Assets — 100.0%		$1,233,967,780

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Represents or includes a TBA transaction.

(d)	Zero-coupon bond.

(e)	Annualized 7-day yield as of period end.

(f)	Rates are discount rates or a range of discount rates as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
U.S. Treasury Notes (10 Year)	55	12/19/24	$6,285	$(10,703)
U.S. Treasury Notes (5 Year)	95	12/31/24	10,439	(28,205)
U.S. Ultra Treasury Notes (10 Year)	46	12/19/24	5,442	(41,034)

				(79,942)

Short Contracts 3-month SOFR	9	12/17/24	2,144	12,083
U.S. Treasury Bonds (30 Year)	53	12/19/24	6,582	20,350
U.S. Ultra Treasury Bonds	16	12/19/24	2,130	4,091
U.S. Treasury Notes (2 Year)	200	12/31/24	41,648	(92,631)

				(56,107)

				$(136,049)

S C H E D U L E S O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series M Portfolio

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
		1-day Overnight Fed Funds
0.18%	Quarterly	Effective Rate, 4.83%	Quarterly	10/21/25	USD 232	$10,886	$—	$10,886
1-day SOFR, 4.96%	Quarterly	0.17%	Quarterly	10/21/25	USD 232	(11,006)	—	(11,006)
		1-day Overnight Fed Funds
0.56%	Quarterly	Effective Rate, 4.83%	Quarterly	10/21/30	USD 83	12,745	—	12,745
1-day SOFR, 4.96%	Quarterly	0.53%	Quarterly	10/21/30	USD 83	(13,195)	—	(13,195)

						$(570)	$—	$(570)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	USD	3,976	$686,005	$168,697	$517,308
CMBX.NA.10.BBB-	3.00	Monthly	Goldman Sachs International	11/17/59	USD	4,174	720,306	185,809	534,497

							$1,406,311	$354,506	$1,051,805

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	BBB-	USD 4,398	$(758,804)	$(283,676)	$(475,128)
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD 3,753	(647,507)	(243,947)	(403,560)

							$(1,406,311)	$(527,623)	$(878,688)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$—	$—	$23,631	$(24,201)
OTC Swaps	354,506	(527,623)	1,051,805	(878,688)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

66	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series M Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$36,524	$—	$36,524
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	—	—	—	23,631	—	23,631
Swaps — OTC
Unrealized appreciation on OTC swaps;
Swap premiums paid	—	1,406,311	—	—	—	—	1,406,311

	$—	$1,406,311	$—	$—	$60,155	$—	$1,466,466

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$172,573	$—	$172,573
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	—	—	—	—	24,201	—	24,201
Swaps — OTC
Unrealized depreciation on OTC swaps;
Swap premiums received	—	1,406,311	—	—	—	—	1,406,311

	$—	$1,406,311	$—	$—	$196,774	$—	$1,603,085

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(1,091,421)	$—	$(1,091,421)
Swaps	—	2,469	—	—	145	—	2,614

	$—	$2,469	$—	$—	$(1,091,276)	$—	$(1,088,807)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$82,466	$—	$82,466
Swaps	—	(2,470)	—	—	(225)	—	(2,695)

	$—	$(2,470)	$—	$—	$82,241	$—	$79,771

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$48,971,521
Average notional value of contracts — short	$74,649,117
Credit default swaps
Average notional value — buy protection	$8,150,000
Average notional value — sell protection	$8,150,000
Interest rate swaps
Average notional value — pays fixed rate	$315,014
Average notional value — received fixed rate	$315,014

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E S O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series M Portfolio

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$124,444	$83,524
Swaps — centrally cleared	—	9
Swaps — OTC(a)	1,406,311	1,406,311

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$1,530,755	$1,489,844

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(124,444)	(83,533)

Total derivative assets and liabilities subject to an MNA	$1,406,311	$1,406,311

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Goldman Sachs International	$1,406,311	$(758,804)	$—	$(647,507)	$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
Goldman Sachs International	$758,804	$(758,804)	$—	$—	$—
J.P. Morgan Securities LLC	647,507	—	—	(647,507)	—

	$1,406,311	$(758,804)	$—	$(647,507)	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$34,314,523	$—	$34,314,523
Non-Agency Mortgage-Backed Securities	—	100,029,919	—	100,029,919
U.S. Government Sponsored Agency Securities	—	1,493,607,011	—	1,493,607,011
Short-Term Securities
Money Market Funds	7,870,857	—	—	7,870,857
U.S. Treasury Obligations	—	33,383,532	—	33,383,532
Liabilities
TBA Sale Commitments	—	(348,945,138)	—	(348,945,138)

	$7,870,857	$1,312,389,847	$—	$1,320,260,704

68	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series M Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$1,051,805	$—	$1,051,805
Interest Rate Contracts	36,524	23,631	—	60,155
Liabilities
Credit Contracts	—	(878,688)	—	(878,688)
Interest Rate Contracts	(172,573)	(24,201)	—	(196,774)

	$(136,049)	$172,547	$—	$36,498

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) September 30, 2024	BATS: Series P Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Fixed-Income Funds — 28.8%
BATS: Series S Portfolio(a)	128,923	$1,195,113

Total Investments — 28.8% (Cost: $1,190,819)		1,195,113

Other Assets Less Liabilities — 71.2%		2,960,919

Net Assets — 100.0%		$4,156,032

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BATS: Series S Portfolio	$1,348,560	$—	$(180,000)	$(3,100)	$29,653	$1,195,113	128,923	$31,395	$—

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (5 Year)	4	12/31/24	$440	$142

Short Contracts
U.S. Treasury Notes (10 Year)	21	12/19/24	2,400	(8,401)
U.S. Ultra Treasury Notes (10 Year)	19	12/19/24	2,248	(470)
U.S. Treasury Notes (2 Year)	5	12/31/24	1,041	(1,535)

				(10,406)

				$(10,264)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
		1-day Overnight Fed Funds
0.18%	Quarterly	Effective Rate, 4.83%	Quarterly	10/21/25	USD 3,167	$148,871	$—	$148,871
1-day SOFR, 4.96%	Quarterly	0.17%	Quarterly	10/21/25	USD 3,167	(150,509)	—	(150,509)
		1-day Overnight Fed Funds
0.56%	Quarterly	Effective Rate, 4.83%	Quarterly	10/21/30	USD 336	51,401	—	51,401
1-day SOFR, 4.96%	Quarterly	0.53%	Quarterly	10/21/30	USD 336	(53,216)	—	(53,216)
0.75%	Quarterly	1-day SOFR, 4.96%	Quarterly	10/21/35	USD 22	5,429	—	5,429
1-day Overnight Fed Funds Effective Rate, 4.83%	Quarterly	0.79%	Quarterly	10/21/35	USD 22	(5,191)	—	(5,191)
0.84%	Quarterly	1-day SOFR, 4.96%	Quarterly	10/21/40	USD 39	12,779	—	12,779
1-day Overnight Fed Funds Effective Rate, 4.83%	Quarterly	0.91%	Quarterly	10/21/40	USD 39	(12,108)	—	(12,108)

70	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series P Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.91%	Quarterly	1-day SOFR, 4.96%	Quarterly	10/21/50	USD 22	$9,430	$—	$9,430
1-day Overnight Fed Funds Effective Rate, 4.83%	Quarterly	0.99%	Quarterly	10/21/50	USD 22	(8,852)	—	(8,852)

						$(1,966)	$—	$(1,966)

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Centrally Cleared Swaps(a)	$—	$—	$227,910	$(229,876)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$142	$—	$142
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	—	—	—	227,910	—	227,910

	$—	$—	$—	$—	$228,052	$—	$228,052

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$10,406	$—	$10,406
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps	—	—	—	—	229,876	—	229,876

	$—	$—	$—	$—	$240,282	$—	$240,282

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(271,863)	$—	$(271,863)
Swaps	—	—	—	—	123	—	123

	$—	$—	$—	$—	$(271,740)	$—	$(271,740)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$26,733	$—	$26,733
Swaps	—	—	—	—	(1,298)	—	(1,298)

	$—	$—	$—	$—	$25,435	$—	$25,435

S C H E D U L E S O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series P Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$326,344
Average notional value of contracts — short	$6,203,863
Interest rate swaps
Average notional value — pays fixed rate	$3,586,320
Average notional value — received fixed rate	$3,586,320

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$1,195,113	$—	$—	$1,195,113

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$142	$227,910	$—	$228,052
Liabilities
Interest Rate Contracts	(10,406)	(229,876)	—	(240,282)

	$(10,264)	$(1,966)	$—	$(12,230)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

72	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) September 30, 2024	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
AGL CLO 3 Ltd., Series 2020-3A, Class A, (3-mo. CME Term SOFR + 1.56%), 6.86%, 01/15/33(a)(b)	USD	250	$250,160
American Express Credit Account Master Trust
Series 2022-1, Class A, 2.21%, 03/15/27		1,211	1,197,575
Series 2022-2, Class A, 3.39%, 05/15/27		3,560	3,534,372
Series 2022-3, Class A, 3.75%, 08/15/27		4,341	4,317,796
AmeriCredit Automobile Receivables Trust
Series 2021-3, Class A3, 0.76%, 08/18/26		197	196,011
Series 2022-1, Class A3, 2.45%, 11/18/26		283	281,212
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR3, (3-mo. CME Term SOFR + 1.56%), 6.89%, 04/28/37(a)(b)		865	870,637
ARI Fleet Lease Trust
Series 2024-A, Class A2, 5.30%, 11/15/32(a)		265	266,894
Series 2024-B, Class A2, 5.54%, 04/15/33(a)		120	121,410
BA Credit Card Trust
Series 2022-A1, Class A1, 3.53%, 11/15/27		4,668	4,635,947
Series 2022-A2, Class A2, 5.00%, 04/15/28		822	828,257
Series 2024-A1, Class A, 4.93%, 05/15/29		1,688	1,727,179
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 6.64%, 01/20/31(a)(b)		255	255,853
Betony CLO 2 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.34%), 6.60%, 04/30/31(a)(b)		324	324,449
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.30%, 07/25/34(a)(b)		250	250,301
BMW Vehicle Owner Trust
Series 2022-A, Class A3, 3.21%, 08/25/26		1,272	1,263,867
Series 2023-A, Class A3, 5.47%, 02/25/28		629	636,797
Canyon CLO Ltd., Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.26%, 10/15/34(a)(b)		250	250,838
Capital One Multi-Asset Execution Trust, Series 2022- A1, Class A1, 2.80%, 03/15/27		3,331	3,301,956
Capital One Prime Auto Receivables Trust, Series 2022-2, Class A3, 3.66%, 05/17/27		1,739	1,727,499
CarMax Auto Owner Trust
Series 2021-2, Class A3, 0.52%, 02/17/26		58	57,771
Series 2022-2, Class A3, 3.49%, 02/16/27		1,751	1,738,800
Series 2022-3, Class A3, 3.97%, 04/15/27		1,054	1,048,805
Chase Issuance Trust, Series 2023-A1, Class A, 5.16%, 09/15/28		2,680	2,738,168
Chesapeake Funding II LLC
Series 2023-2A, Class A1, 6.16%, 10/15/35(a)		319	324,299
Series 2024-1A, Class A1, 5.52%, 05/15/36(a)		547	553,577
CNH Equipment Trust
Series 2022-B, Class A3, 3.89%, 08/16/27		508	504,933
Series 2024-A, Class A3, 4.77%, 06/15/29		452	458,178
College Ave Student Loans LLC
Series 2021-B, Class A1, (1-mo. CME Term SOFR + 0.91%), 5.77%, 06/25/52(a)(b)		175	172,105
Series 2021-C, Class B, 2.72%, 07/26/55(a)		78	71,127
Series 2023-A, Class A1, (SOFR (30-day) + 1.90%), 7.18%, 05/25/55(a)(b)		419	425,745
Credit Acceptance Auto Loan Trust
Series 2022-1A, Class A, 4.60%, 06/15/32(a)		537	536,397
Series 2022-3A, Class A, 6.57%, 10/15/32(a)		452	455,170
Diameter Capital CLO 2 Ltd., Series 2021-2A, Class A2, (3-mo. CME Term SOFR + 2.01%), 7.31%, 10/15/36(a)(b)		250	250,402

Security		Par (000)	Value

Asset-Backed Securities (continued)
Dryden 36 Senior Loan Fund, Series 2014-36A, Class AR3, (3-mo. CME Term SOFR + 1.28%), 6.58%, 04/15/29(a)(b)	USD	98	$98,073
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.80%, 11/25/45(a)		61	55,733
ELFI Graduate Loan Program LLC
Series 2022-A, Class A, 4.51%, 08/26/47(a)		437	429,094
Series 2023-A, Class A, 6.37%, 02/04/48(a)		428	443,182
Elmwood CLO III Ltd., Series 2019-3A, Class A2RR, (3-mo. CME Term SOFR + 1.60%), 6.92%, 07/18/37(a)(b)		1,250	1,242,659
Enterprise Fleet Financing LLC
Series 2023-2, Class A2, 5.56%, 04/22/30(a)		741	747,931
Series 2024-1, Class A2, 5.23%, 03/20/30(a)		429	433,095
Series 2024-1, Class A3, 5.16%, 09/20/30(a)		50	51,356
Series 2024-3, Class A3, 4.98%, 08/21/28(a)		200	203,558
Series 2024-3, Class A4, 5.06%, 03/20/31(a)		66	67,537
Fairstone Financial Issuance Trust, Series 2020-1A, Class A, 2.51%, 10/20/39(a)	CAD	145	106,485
Flatiron CLO 21 Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.45%, 10/19/37(a)(b)	USD	1,945	1,945,735
Ford Credit Auto Owner Trust
Series 2022-B, Class A4, 3.93%, 08/15/27		417	414,556
Series 2023-1, Class A, 4.85%, 08/15/35(a)		1,380	1,405,466
Series 2023-2, Class A, 5.28%, 02/15/36(a)		1,125	1,163,787
Series 2023-A, Class A3, 4.65%, 02/15/28		201	201,495
Series 2024-1, Class A, 4.87%, 08/15/36(a)(c)		739	754,537
Series 2024-A, Class A3, 5.09%, 12/15/28		1,900	1,934,934
Ford Credit Floorplan Master Owner Trust A
Series 2018-4, Class A, 4.06%, 11/15/30		907	899,046
Series 2023-1, Class A1, 4.92%, 05/15/28(a)		1,246	1,258,419
Series 2023-1, Class A2, (SOFR (30-day) + 1.25%), 6.59%, 05/15/28(a)(b)		260	262,678
Series 2023-1, Class B, 5.31%, 05/15/28(a)		280	283,164
Series 2024-2, Class A, 5.24%, 04/15/31(a)		545	566,831
Foundation Finance Trust, Series 2024-1A, Class A, 5.50%, 12/15/49(a)		339	346,353
FS Rialto Issuer Ltd., Series 2021-FL2, Class A, (1-mo. CME Term SOFR + 1.33%), 6.43%, 05/16/38(a)(b)		224	221,744
Galaxy XIX CLO Ltd., Series 2015-19A, Class A2RR, (3-mo. CME Term SOFR + 1.66%), 6.95%, 07/24/30(a)(b)		250	250,557
Generate CLO 7 Ltd., Series 7A, Class A1R, (3-mo. CME Term SOFR + 1.62%), 6.90%, 04/22/37(a)(b)		1,170	1,174,550
GM Financial Consumer Automobile Receivables Trust
Series 2022-1, Class A4, 1.51%, 04/17/28		277	267,624
Series 2022-2, Class A3, 3.10%, 02/16/27		560	555,404
Series 2022-2, Class A4, 3.25%, 04/17/28		629	619,498
Series 2022-3, Class A4, 3.71%, 12/16/27		887	879,661
Series 2023-4, Class A3, 5.78%, 08/16/28		668	683,901
GM Financial Revolving Receivables Trust
Series 2023-2, Class A, 5.77%, 08/11/36(a)		1,031	1,087,978
Series 2024-1, Class A, 4.98%, 12/11/36(a)		284	291,563
Series 2024-2, Class A, 4.52%, 03/11/37(a)		824	831,029
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/48(a)		126	101,745
Series 2021-5CS, Class A, 2.31%, 10/20/48(a)		52	42,800
Series 2022-1GS, Class A, 2.70%, 01/20/49(a)		95	81,477
Series 2022-2CS, Class A, 4.00%, 04/20/49(a)		71	64,141

S C H E D U L E S O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
GoodLeap Sustainable Home Solutions Trust
Series 2023-1GS, Class A, 5.52%, 02/22/55(a)	USD	313	$311,277
Series 2023-3C, Class A, 6.50%, 07/20/55(a)		294	305,526
GreatAmerica Leasing Receivables Funding LLC, Series 2024-2, Class A2, 5.28%, 03/15/27(a)		233	235,474
Honda Auto Receivables Owner Trust, Series 2023-4, Class A3, 5.67%, 06/21/28		937	958,771
Hyundai Auto Receivables Trust
Series 2021-C, Class A3, 0.74%, 05/15/26		165	163,100
Series 2022-B, Class A3, 3.72%, 11/16/26		342	340,879
Series 2023-A, Class A3, 4.58%, 04/15/27		998	999,099
Series 2023-B, Class A3, 5.48%, 04/17/28		1,424	1,445,627
Series 2023-C, Class A3, 5.54%, 10/16/28		1,087	1,110,956
Series 2024-A, Class A3, 4.99%, 02/15/29		1,466	1,490,775
Jamestown CLO XVI Ltd., Series 2021-16A, Class B, (3-mo. CME Term SOFR + 2.06%), 7.35%, 07/25/34(a)(b)		250	250,779
John Deere Owner Trust
Series 2023-B, Class A3, 5.18%, 03/15/28		529	535,132
Series 2024-A, Class A3, 4.96%, 11/15/28		981	997,307
Madison Park Funding XLII Ltd., Series 13A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.05%, 11/21/30(a)(b)		800	800,611
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 2.19%, 08/21/34(a)		15	14,571
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95%, 11/15/28		760	780,626
MMAF Equipment Finance LLC, Series 2024-A, Class A3, 4.95%, 07/14/31(a)		150	151,988
Navient Private Education Loan Trust, Series 2020-A, Class A2B, (1-mo. CME Term SOFR + 1.01%), 6.11%, 11/15/68(a)(b)		960	956,507
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)		166	162,073
Series 2019-GA, Class A, 2.40%, 10/15/68(a)		70	66,969
Series 2020-BA, Class A2, 2.12%, 01/15/69(a)		267	253,924
Series 2020-DA, Class A, 1.69%, 05/15/69(a)		324	304,540
Series 2020-FA, Class A, 1.22%, 07/15/69(a)		458	428,197
Series 2020-IA, Class A1A, 1.33%, 04/15/69(a)		671	611,886
Series 2021-A, Class A, 0.84%, 05/15/69(a)		57	51,879
Series 2021-BA, Class A, 0.94%, 07/15/69(a)		358	323,389
Series 2022-BA, Class A, 4.16%, 10/15/70(a)		831	819,988
Navient Student Loan Trust, Series 2023-BA, Class A1B, (SOFR (30-day) + 1.70%), 7.04%, 03/15/72(a)(b)		258	259,633
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 04/25/29(a)		390	396,327
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%, 08/25/28(a)		167	169,287
Nelnet Student Loan Trust
Series 2021-A, Class APT2, 1.36%, 04/20/62(a)		478	443,382
Series 2021-CA, Class AFL, (1-mo. CME Term SOFR + 0.85%), 5.82%, 04/20/62(a)(b)		353	350,673
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 6.48%, 10/15/29(a)(b)		307	307,077
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.91%, 11/15/27		2,002	2,012,208
OCP CLO Ltd.
Series 2016-12A, Class BAR3, (3-mo. CME Term SOFR + 1.68%), 10/18/37(a)(b)(d)		260	260,000

Security		Par (000)	Value

Asset-Backed Securities (continued)
OCP CLO Ltd.
Series 2020-19A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.24%, 10/20/34(a)(b)	USD	250	$250,992
Octagon 56 Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.21%, 10/15/34(a)(b)		300	300,428
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 6.20%, 10/18/37(a)(b)		420	420,000
OneMain Direct Auto Receivables Trust, Series 2021- 1A, Class A, 0.87%, 07/14/28(a)		815	799,322
OneMain Financial Issuance Trust
Series 2019-2A, Class A, 3.14%, 10/14/36(a)		402	388,814
Series 2023-1A, Class A, 5.50%, 06/14/38(a)		150	155,525
OZLM XXII Ltd., Series 2018-22A, Class A2, (3-mo. CME Term SOFR + 1.76%), 7.05%, 01/17/31(a)(b)		250	250,726
Pagaya AI Technology in Housing Trust, Series 2023-1, Class A, 3.60%, 10/25/40(a)		495	472,536
Palmer Square CLO Ltd., Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.39%), 6.68%, 01/17/31(a)(b)		212	213,903
Palmer Square Loan Funding Ltd., Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.06%), 6.34%, 07/20/29(a)(b)		212	212,017
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 6.54%, 10/20/31(a)(b)		468	468,348
PFS Financing Corp.
Series 2022-D, Class A, 4.27%, 08/15/27(a)		706	703,767
Series 2023-A, Class A, 5.80%, 03/15/28(a)		1,030	1,050,101
Series 2023-C, Class A, 5.52%, 10/15/28(a)		432	442,850
Series 2024-D, Class A, 5.34%, 04/15/29(a)		115	118,017
Pikes Peak CLO 8, Series 2021-8A, Class B, (3-mo. CME Term SOFR + 2.01%), 7.29%, 07/20/34(a)(b)		250	251,096
Prodigy Finance DAC, Series 2021-1A, Class A, (1- mo. CME Term SOFR + 1.36%), 6.22%, 07/25/51(a)(b)		46	45,440
Progress Residential Trust, Series 2021-SFR10, Class A, 2.39%, 12/17/40(a)		496	456,074
Regional Management Issuance Trust
Series 2021-1, Class A, 1.68%, 03/17/31(a)		50	48,971
Series 2022-2B, Class A, 7.10%, 11/17/32(a)		140	140,443
Series 2024-1, Class A, 5.83%, 07/15/36(a)		103	106,601
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02%, 09/15/28		896	907,528
SLM Student Loan Trust, Series 2013-4, Class A, (SOFR (30-day) + 0.66%), 5.95%, 06/25/43(b)		124	122,299
SMB Private Education Loan Trust
Series 2016-A, Class A2B, (1-mo. CME Term SOFR + 1.61%), 6.71%, 05/15/31(a)(b)		18	18,125
Series 2016-B, Class A2B, (1-mo. CME Term SOFR + 1.56%), 6.66%, 02/17/32(a)(b)		69	69,608
Series 2017-A, Class A2B, (1-mo. CME Term SOFR + 1.01%), 6.11%, 09/15/34(a)(b)		296	295,839
Series 2019-B, Class A2B, (1-mo. CME Term SOFR + 1.11%), 6.21%, 06/15/37(a)(b)		515	514,746
Series 2021-A, Class A2A1, (1-mo. CME Term SOFR + 0.84%), 5.94%, 01/15/53(a)(b)		710	701,562
Series 2021-A, Class APL, (1-mo. CME Term SOFR + 0.84%), 5.94%, 01/15/53(a)(b)		834	824,227
Series 2022-A, Class APT, 2.85%, 11/16/54(a)		577	539,962
Series 2022-B, Class A1A, 3.94%, 02/16/55(a)		594	578,468

74	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
SMB Private Education Loan Trust
Series 2023-B, Class A1B, (SOFR (30-day) + 1.80%), 7.14%, 10/16/56(a)(b)	USD	660	$669,187
Series 2023-C, Class A1A, 5.67%, 11/15/52(a)		146	150,788
Series 2024-A, Class A1B, (SOFR (30-day) + 1.45%), 6.79%, 03/15/56(a)(b)		733	737,320
Series 2024-C, Class A1A, 5.50%, 06/17/52(a)		1,157	1,190,709
SoFi Personal Loan Trust
Series 2023-1A, Class A, 6.00%, 11/12/30(a)		202	206,182
Series 2024-1A, Class A, 6.06%, 02/12/31(a)		342	348,205
SoFi Professional Loan Program Trust
Series 2020-A, Class A2FX, 2.54%, 05/15/46(a)		160	152,086
Series 2020-C, Class AFX, 1.95%, 02/15/46(a)		223	208,666
Toyota Auto Loan Extended Note Trust
Series 2023-1A, Class A, 4.93%, 06/25/36(a)		1,000	1,025,221
Series 2024-1A, Class A, 5.16%, 11/25/36(a)		1,617	1,681,216
Toyota Auto Receivables Owner Trust
Series 2022-B, Class A3, 2.93%, 09/15/26		678	672,490
Series 2022-B, Class A4, 3.11%, 08/16/27		573	563,318
Series 2023-C, Class A3, 5.16%, 04/17/28		340	344,142
Verizon Master Trust
Series 2024-1, Class A1A, 5.00%, 12/20/28		3,133	3,156,481
Series 2024-2, Class A, 4.83%, 12/22/31(a)		266	271,989
Volkswagen Auto Loan Enhanced Trust, Series 2021-1, Class A3, 1.02%, 06/22/26		295	291,751
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/29		1,902	1,941,929
Whitebox CLO I Ltd., Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 6.66%, 07/24/36(a)(b)		410	410,697
Whitebox CLO II Ltd., Series 2020-2A, Class A1R, (3-mo. CME Term SOFR + 1.48%), 6.77%, 10/24/34(a)(b)		400	400,671

Total Asset-Backed Securities — 26.4% (Cost: $103,060,581)			103,405,683

Corporate Bonds

Aerospace & Defense — 2.0%
BAE Systems PLC, 5.00%, 03/26/27(a)		425	431,864
Boeing Co. (The), 2.20%, 02/04/26		1,400	1,348,185
L3Harris Technologies, Inc.
5.40%, 01/15/27		569	584,005
4.40%, 06/15/28		218	218,913
5.05%, 06/01/29		850	875,490
Lockheed Martin Corp., 4.50%, 02/15/29		585	595,670
Northrop Grumman Corp.
3.20%, 02/01/27		275	269,506
3.25%, 01/15/28		810	787,117
RTX Corp.
2.65%, 11/01/26		38	36,894
5.75%, 11/08/26		1,465	1,510,311
3.50%, 03/15/27		470	463,160
3.13%, 05/04/27		770	751,323

			7,872,438
Automobiles — 0.3%
BMW U.S. Capital LLC, 4.65%, 08/13/29(a)		475	478,496
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/28(a)		149	157,850

Security		Par (000)	Value

Automobiles (continued)
Traton Finance Luxembourg SA
4.13%, 11/22/25(e)	EUR	100	$112,173
3.75%, 03/27/27(e)		300	338,014

			1,086,533
Banks — 7.5%
Banco de Sabadell SA, 4.00%, 01/15/30(e)		100	115,276
Bank of America Corp.
1.53%, 12/06/25	USD	1,188	1,179,648
1.32%, 06/19/26		2,942	2,869,528
2.55%, 02/04/28		415	398,725
3.42%, 12/20/28		1,045	1,016,579
5.82%, 09/15/29		1,336	1,405,985
Barclays PLC, 5.69%, 03/12/30		590	613,746
Citibank N.A., 4.93%, 08/06/26		260	263,831
Citigroup, Inc.
3.11%, 04/08/26		507	502,003
3.40%, 05/01/26		1,109	1,094,422
5.61%, 09/29/26		233	235,020
3.20%, 10/21/26		1,190	1,165,575
5.17%, 02/13/30		370	380,079
4.54%, 09/19/30		525	525,609
Goldman Sachs Bank U.S.A., 5.41%, 05/21/27		108	109,748
JPMorgan Chase & Co.
2.08%, 04/22/26		1,040	1,023,405
3.96%, 01/29/27		97	96,445
1.58%, 04/22/27		238	227,997
3.78%, 02/01/28		149	147,373
5.57%, 04/22/28		585	603,175
4.98%, 07/22/28		2,318	2,363,205
5.30%, 07/24/29		1,213	1,255,095
6.09%, 10/23/29		820	874,146
5.00%, 07/22/30		1,590	1,634,879
KBC Group NV, 4.25%, 11/28/29(e)	EUR	200	232,126
Morgan Stanley Bank N.A.
4.95%, 01/14/28	USD	1,390	1,410,963
4.97%, 07/14/28		765	780,523
NatWest Group PLC, 7.47%, 11/10/26		433	445,750
Royal Bank of Canada
4.88%, 01/12/26		302	304,902
4.95%, 02/01/29		50	51,562
Sumitomo Mitsui Financial Group, Inc., 1.90%, 09/17/28		464	423,846
Truist Financial Corp. 6.05%, 06/08/27		667	684,437
5.44%, 01/24/30		275	284,642
U.S. Bancorp, 5.38%, 01/23/30		285	295,975
Wells Fargo & Co. 5.71%, 04/22/28		230	237,496
3.58%, 05/22/28		440	431,468
5.57%, 07/25/29		1,807	1,880,011
6.30%, 10/23/29		325	347,735
5.20%, 01/23/30		260	268,038
Westpac Banking Corp., 4.18%, 05/22/28(a)		1,205	1,215,770

			29,396,738
Biotechnology — 0.4%
AbbVie, Inc., 4.80%, 03/15/29		505	519,724
Amgen, Inc. 2.60%, 08/19/26		815	792,426
4.05%, 08/18/29		435	431,946

			1,744,096

S C H E D U L E S O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets — 3.6%
Blue Owl Credit Income Corp., 6.60%, 09/15/29(a)	USD	150	$153,881
Charles Schwab Corp. (The), 5.88%, 08/24/26		547	562,819
Goldman Sachs Group, Inc. (The) 3.85%, 01/26/27		1,830	1,814,204
1.95%, 10/21/27		1,748	1,666,392
2.64%, 02/24/28		565	543,071
3.69%, 06/05/28		682	671,204
5.05%, 07/23/30		1,922	1,972,117
Jefferies GmbH, (1-day ESTRON + 0.80%), 4.39%, 07/22/26(b)(e)	EUR	500	556,005
Morgan Stanley 1.16%, 10/21/25	USD	504	502,976
1.51%, 07/20/27		332	315,721
5.66%, 04/18/30		1,725	1,814,554
5.04%, 07/19/30		1,745	1,793,208
UBS AG, 5.00%, 07/09/27		491	501,769
UBS Group AG 4.70%, 08/05/27(a)		1,100	1,102,851
0.25%, 11/05/28(e)	EUR	294	300,158

			14,270,930

Communications Equipment — 0.1%
Motorola Solutions, Inc., 2.30%, 11/15/30	USD	410	361,733

Consumer Finance — 1.6%
American Express Co. 2.55%, 03/04/27		772	745,281
5.04%, 07/26/28		120	122,608
Capital One Financial Corp. 3.30%, 10/30/24		258	258,000
4.99%, 07/24/26		300	300,020
6.31%, 06/08/29		343	361,298
Ford Motor Credit Co. LLC 6.95%, 06/10/26		669	688,685
5.80%, 03/05/27		455	463,315
4.95%, 05/28/27		215	214,473
7.35%, 11/04/27		670	711,419
General Motors Financial Co., Inc. 6.05%, 10/10/25		500	506,138
2.35%, 02/26/27		340	323,663
5.55%, 07/15/29		475	489,822
Toyota Motor Credit Corp. 4.55%, 09/20/27		1,090	1,107,542
4.55%, 08/09/29		80	81,285

			6,373,549

Containers & Packaging — 0.0%
Sonoco Products Co., 2.25%, 02/01/27		121	115,341

Diversified REITs — 2.9%
American Tower Corp. 3.38%, 10/15/26		1,336	1,312,836
3.65%, 03/15/27		531	522,880
3.55%, 07/15/27		516	505,247
Crown Castle, Inc. 1.05%, 07/15/26		618	582,926
5.00%, 01/11/28		153	155,681
Equinix, Inc. 1.45%, 05/15/26		125	119,414
2.90%, 11/18/26		672	654,077
1.80%, 07/15/27		1,027	963,014
1.55%, 03/15/28		513	467,960
GLP Capital LP/GLP Financing II, Inc., 5.38%, 04/15/26		1,440	1,445,833

Security		Par (000)	Value

Diversified REITs (continued)
VICI Properties LP 4.38%, 05/15/25	USD	2,479	$2,465,292
4.75%, 02/15/28		324	325,251
VICI Properties LP/VICI Note Co., Inc. 4.63%, 06/15/25(a)		538	534,715
4.25%, 12/01/26(a)		500	495,137
4.63%, 12/01/29(a)		730	716,123

			11,266,386

Diversified Telecommunication Services — 0.5%
AT&T Inc., 1.65%, 02/01/28		710	654,517
British Telecommunications PLC, 4.25%, 01/06/33(e)	EUR	100	118,289
NTT Finance Corp. 4.37%, 07/27/27(a)	USD	275	276,003
1.59%, 04/03/28(a)		200	182,620
Verizon Communications, Inc. 4.33%, 09/21/28		565	568,064
4.02%, 12/03/29		100	98,542

			1,898,035

Electric Utilities — 2.0%
AEP Texas, Inc. 3.95%, 06/01/28		110	108,553
5.45%, 05/15/29		630	657,108
Duke Energy Corp. 2.65%, 09/01/26		409	397,702
4.85%, 01/05/29		1,089	1,111,124
Edison International 3.55%, 11/15/24		123	122,701
4.70%, 08/15/25		380	379,065
Eversource Energy 4.75%, 05/15/26		285	286,609
2.90%, 03/01/27		353	341,591
5.45%, 03/01/28		245	254,002
Exelon Corp. 5.15%, 03/15/28		169	173,660
5.15%, 03/15/29		270	279,742
FirstEnergy Corp., Series B, 3.90%, 07/15/27		230	227,611
FirstEnergy Transmission LLC, 4.55%, 01/15/30(a)		175	176,538
NextEra Energy Capital Holdings, Inc. 1.88%, 01/15/27		550	522,326
1.90%, 06/15/28		112	103,276
Pacific Gas & Electric Co. 3.45%, 07/01/25		255	252,061
(3-mo. SOFR Index + 0.95%), 5.91%, 09/04/25(b)		720	720,224
San Diego Gas & Electric Co., 4.95%, 08/15/28		138	141,801
Southern California Edison Co., 5.65%, 10/01/28		110	115,592
Southern Co. (The), 5.50%, 03/15/29		810	849,634
Texas Electric Market Stabilization Funding N LLC, Series A-1, 4.27%, 08/01/34(a)		296	295,617
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28		293	290,228

			7,806,765

Financial Services — 0.6%
Fidelity National Information Services, Inc. 1.15%, 03/01/26		349	333,600
1.65%, 03/01/28		225	205,776
Glencore Funding LLC 6.13%, 10/06/28(a)		423	448,187
5.37%, 04/04/29(a)		700	723,606

76	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Financial Services (continued)
TER Finance Jersey Ltd., Series 22, 0.00%, 10/02/25(a)(f)	USD	580	$546,735
Worldline SA, 4.13%, 09/12/28(e)	EUR	200	216,908

			2,474,812

Food Products — 0.0%
General Mills, Inc., 5.24%, 11/18/25	USD	109	109,032

Ground Transportation — 0.9%
Canadian Pacific Railway Co. 1.35%, 12/02/24		1,398	1,388,997
4.00%, 06/01/28		114	113,412
Norfolk Southern Corp., 2.90%, 06/15/26		1,210	1,185,269
Ryder System, Inc., 2.85%, 03/01/27		370	357,763
Uber Technologies, Inc., 4.30%, 01/15/30		410	408,545

			3,453,986

Health Care Equipment & Supplies — 0.2%
Edwards Lifesciences Corp., 4.30%, 06/15/28		340	339,809
Sartorius Finance BV, 4.25%, 09/14/26(e)	EUR	300	341,475

			681,284

Health Care Providers & Services — 1.0%
Elevance Health, Inc., 5.15%, 06/15/29	USD	475	492,846
HCA, Inc. 5.25%, 06/15/26		590	594,343
5.38%, 09/01/26		1,022	1,033,065
5.63%, 09/01/28		740	768,296
4.13%, 06/15/29		420	413,418
Humana, Inc., 5.75%, 12/01/28		610	641,635
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25		114	109,732

			4,053,335

Health Care REITs — 0.0%
Healthpeak OP LLC, 1.35%, 02/01/27		100	93,531

Hotels, Restaurants & Leisure — 0.2%
Las Vegas Sands Corp. 2.90%, 06/25/25		159	156,232
5.90%, 06/01/27		280	287,535
6.00%, 08/15/29		185	192,253

			636,020

Household Durables — 0.1%
DR Horton, Inc., 1.30%, 10/15/26		245	231,777

Industrial Conglomerates — 0.1%
John Deere Capital Corp., 2.80%, 09/08/27		473	458,010

Insurance — 0.0%
Aon North America, Inc., 5.15%, 03/01/29		157	162,177

IT Services — 0.1%
Global Payments, Inc., 1.20%, 03/01/26		282	269,508

Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.15%, 11/10/26		65	66,807
4.20%, 03/15/28		813	790,439
2.25%, 01/15/29		332	295,598
Comcast Corp. 3.15%, 03/01/26		450	443,780
3.15%, 02/15/28		645	626,381
Informa PLC, 2.13%, 10/06/25(e)	EUR	437	480,802

			2,703,807

Security		Par (000)	Value

Metals & Mining — 0.1%
Anglo American Capital PLC, 3.75%, 06/15/29(e)	EUR	380	$428,784

Multi-Utilities — 0.2%
Engie SA, 3.63%, 12/06/26(e)		300	339,552
National Grid North America, Inc., 4.15%, 09/12/27(e)		290	333,324
Sempra, 3.30%, 04/01/25	USD	148	146,726

			819,602

Oil, Gas & Consumable Fuels — 3.0%
BP Capital Markets America, Inc., 3.94%, 09/21/28		435	432,395
Cheniere Energy Partners LP, 4.50%, 10/01/29		256	252,500
Diamondback Energy, Inc.
5.20%, 04/18/27		482	491,927
3.50%, 12/01/29		493	468,895
5.15%, 01/30/30		480	492,466
Enbridge, Inc., 5.25%, 04/05/27		330	337,876
Energy Transfer LP
4.20%, 04/15/27		126	125,582
5.50%, 06/01/27		735	753,795
6.10%, 12/01/28		827	879,567
Eni SpA, 3.63%, 05/19/27(e)	EUR	240	272,416
EQT Corp.
3.90%, 10/01/27	USD	382	375,387
7.00%, 02/01/30		29	31,663
Marathon Petroleum Corp., 4.70%, 05/01/25		235	234,701
MPLX LP, 1.75%, 03/01/26		886	853,235
Occidental Petroleum Corp., 5.00%, 08/01/27		520	527,156
ONEOK, Inc.
5.55%, 11/01/26		490	501,104
5.65%, 11/01/28		412	430,615
Sabine Pass Liquefaction LLC
5.63%, 03/01/25		549	549,505
5.88%, 06/30/26		1,198	1,217,570
5.00%, 03/15/27		101	102,311
4.20%, 03/15/28		517	514,272
Targa Resources Corp., 5.20%, 07/01/27		527	539,075
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30		1,200	1,221,958
Wintershall Dea Finance BV, 10/03/29(d)(e)	EUR	200	223,462

			11,829,433

Passenger Airlines — 0.3%
Delta Air Lines, Inc., 7.00%, 05/01/25(a)	USD	970	980,218

Pharmaceuticals — 0.3%
Bayer AG
4.00%, 08/26/26(e)	EUR	280	318,187
0.75%, 01/06/27(e)		200	211,476
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28	USD	309	313,584
Pfizer, Inc., 3.00%, 12/15/26		313	307,036

			1,150,283

Retail REITs — 0.1%
Realty Income Corp., 3.25%, 06/15/29		258	246,241

Semiconductors & Semiconductor Equipment — 0.4%
Broadcom, Inc., 5.05%, 07/12/27		367	375,091
Microchip Technology, Inc., 5.05%, 03/15/29		445	456,987
NXP BV/NXP Funding LLC/NXP U.S.A., Inc., 2.70%, 05/01/25		655	645,509

			1,477,587

Software — 0.7%
Oracle Corp.
2.65%, 07/15/26		408	396,529

S C H E D U L E S O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Oracle Corp.
3.25%, 11/15/27	USD	738	$718,445
4.20%, 09/27/29		362	361,268
VMware LLC, 1.40%, 08/15/26		1,087	1,029,806
Workday, Inc., 3.50%, 04/01/27		278	273,516

			2,779,564

Specialty Retail — 0.1%
Home Depot, Inc. (The), 4.75%, 06/25/29		75	77,304
Lowe’s Cos., Inc., 2.50%, 04/15/26		275	268,610

			345,914

Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC/EMC Corp., 5.25%, 02/01/28		210	216,938

Tobacco — 0.8%
Altria Group, Inc.
6.20%, 11/01/28		879	935,773
4.80%, 02/14/29		540	546,705
BAT Capital Corp.
3.56%, 08/15/27		199	194,931
2.26%, 03/25/28		488	454,036
BAT International Finance PLC
4.45%, 03/16/28		277	277,187
5.93%, 02/02/29		692	730,920

			3,139,552

Trading Companies & Distributors — 0.0%
IMCD NV, 3.63%, 04/30/30(e)	EUR	120	133,887

Wireless Telecommunication Services — 1.3%
Rogers Communications, Inc.
2.90%, 11/15/26	USD	60	58,321
3.20%, 03/15/27		825	803,193
5.00%, 02/15/29		435	443,918
Sprint LLC, 7.63%, 03/01/26		474	489,618
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/25(a)		50	49,869
T-Mobile U.S.A., Inc.
1.50%, 02/15/26		260	250,026
2.63%, 04/15/26		981	956,009
3.75%, 04/15/27		147	145,234
4.75%, 02/01/28		750	750,747
2.05%, 02/15/28		1,078	1,004,229

			4,951,164

Total Corporate Bonds — 32.2% (Cost: $123,626,337)			126,018,990

Foreign Government Obligations

Canada — 0.3%
Ontario Teachers’ Finance Trust, 4.25%, 04/25/28(a)		965	977,535

Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%, 01/23/31		0(g)	3

Total Foreign Government Obligations — 0.3% (Cost: $964,217)			977,538

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 3.0%
Angel Oak Mortgage Trust
Series 2020-2, Class A1A, 2.53%, 01/26/65(a)(b)		123	115,428
Series 2022-2, Class A1, 3.35%, 01/25/67(a)(b)		272	258,497

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Angel Oak Mortgage Trust
Series 2023-6, Class A1, 6.50%, 12/25/67(a)(c)	USD	172	$174,463
Arroyo Mortgage Trust, Series 2022-2, Class A1, 4.95%, 07/25/57(a)(c)		235	234,149
Barclays Mortgage Loan Trust, Series 2024-NQM1, Class A1, 5.90%, 01/25/64(a)(c)		420	423,624
BRAVO Residential Funding Trust, Series 2023- NQM6, Class A1, 6.60%, 09/25/63(a)(c)		379	384,397
Chase Home Lending Mortgage Trust, Series 2019- ATR2, Class A3, 3.50%, 07/25/49(a)(b)		135	124,672
COLT Mortgage Loan Trust, Series 2022-3, Class A1, 3.90%, 02/25/67(a)(b)		116	113,088
Credit Suisse Mortgage Capital Trust, Series 2022- ATH1, Class A1A, 2.87%, 01/25/67(a)(b)		250	238,781
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, (1-mo. CME Term SOFR + 0.96%), 5.82%, 03/25/50(a)(b)		394	372,405
Series 2021-12, Class A19, 5.00%, 11/25/51(a)(b)		612	612,752
GCAT Trust, Series 2021-NQM7, Class A1, 1.92%, 08/25/66(a)(b)		200	184,995
GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ2, Class A4, 2.50%, 06/25/52(a)(b)		490	411,875
Homeward Opportunities Fund I Trust, Series 2022-1, Class A1, 5.08%, 07/25/67(a)(c)		172	171,284
JPMorgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 06/25/29(a)(b)		163	159,135
Series 2021-7, Class A3, 2.50%, 11/25/51(a)(b)		418	352,141
Series 2022-INV3, Class A3B, 3.00%, 09/25/52(a)(b)		347	303,429
Series 2023-DSC1, Class A1, 4.63%, 07/25/63(a)(b)		361	354,132
Series 2024-2, Class A3, 6.00%, 08/25/54(a)(b)		139	140,038
Mello Mortgage Capital Acceptance, Series 2022- INV2, Class A3, 3.00%, 04/25/52(a)(b)		407	357,497
MFA Trust
Series 2021-INV2, Class A1, 1.91%, 11/25/56(a)(b)		255	224,642
Series 2023-INV2, Class A1, 6.78%, 10/25/58(a)(c)		148	151,173
Series 2023-NQM3, Class A1, 6.62%, 07/25/68(a)(c)		401	406,245
Mill City Mortgage Loan Trust, Series 2017-3, Class A1, 2.75%, 01/25/61(a)(b)		71	70,342
New Residential Mortgage Loan Trust, Series 2020- 1A, Class A1B, 3.50%, 10/25/59(a)(b)		288	272,731
OBX Trust
Series 2020-EXP3, Class 2A1B, (1-mo. CME Term SOFR + 1.01%), 5.87%, 01/25/60(a)(b)		695	697,095
Series 2022-INV3, Class A1, 3.00%, 02/25/52(a)(b)		183	159,969
Series 2023-NQM6, Class A1, 6.52%, 07/25/63(a)(c)		472	480,145
Preston Ridge Partners Mortgage LLC, Series 2024- RCF1, Class A1, 4.00%, 01/25/54(a)(c)		98	96,109
Preston Ridge Partners Mortgage Trust, Series 2024- NQM2, Class A1, 6.33%, 06/25/69(a)(c)		107	109,045
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(b)		309	272,684
Series 2023-AFC3, Class A1, 6.58%, 09/25/58(a)(c)		423	428,933
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52(a)(b)		420	367,794
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(a)(c)		138	137,946
Starwood Mortgage Residential Trust, Series 2020-3, Class A1, 1.49%, 04/25/65(a)(b)		128	123,753

78	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Towd Point Mortgage Trust
Series 2015-1, Class A5, 4.72%, 10/25/53(a)(b)	USD	467	$464,125
Series 2018-1, Class A1, 3.00%, 01/25/58(a)(b)		186	182,275
Series 2018-2, Class A1, 3.25%, 03/25/58(a)(b)		519	508,251
Series 2018-6, Class A1A, 3.75%, 03/25/58(a)(b)		493	486,448
Verus Securitization Trust
Series 2022-1, Class A1, 2.72%, 01/25/67(a)(c)		141	131,222
Series 2022-2, Class A1, 4.26%, 02/25/67(a)(c)		227	220,019
Series 2022-3, Class A1, 4.13%, 02/25/67(a)(c)		334	321,727

			11,799,455

Commercial Mortgage-Backed Securities — 6.2%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (1-mo. CME Term SOFR + 1.18%), 6.30%, 09/15/34(a)(b)		600	585,047
Alen Mortgage Trust, Series 2021-ACEN, Class A, (1-mo. CME Term SOFR + 1.26%), 6.36%, 04/15/34(a)(b)		420	380,100
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class ASB, 2.58%, 05/15/53(a)		500	474,615
BANK, Series 2024-BNK48, Class A5, 09/15/34(d)		330	339,882
BANK5, Series 2024-5YR8, Class A3, 5.88%, 08/15/57		220	232,193
Barclays Commercial Mortgage Trust
Series 2019-C3, Class B, 4.10%, 05/15/52		400	373,550
Series 2019-C5, Class ASB, 2.99%, 11/15/52		250	243,234
BBCMS Mortgage Trust
Series 2024-5C29, Class A3, 5.21%, 09/15/57		640	657,769
Series 2024-C26, Class A5, 5.83%, 05/15/57		260	283,458
Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.96%, 04/15/55(b)		265	240,514
BFLD Mortgage Trust, Series 2024-WRHS, Class A, (1-mo. CME Term SOFR + 1.49%), 6.59%, 08/15/26(a)(b)		300	299,813
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.32%, 09/15/57		330	339,739
BSST Mortgage Trust, Series 2021-SSCP, Class A, (1-mo. CME Term SOFR + 0.86%), 5.96%, 04/15/36(a)(b)		964	955,132
BX Commercial Mortgage Trust
Series 2022-LP2, Class A, (1-mo. CME Term SOFR + 1.01%), 6.11%, 02/15/39(a)(b)		228	226,489
Series 2023-XL3, Class A, (1-mo. CME Term SOFR + 1.76%), 6.86%, 12/09/40(a)(b)		372	372,966
Series 2024-AIRC, Class A, (1-mo. CME Term SOFR + 1.69%), 6.79%, 08/15/39(a)(b)		450	450,563
Series 2024-AIRC, Class B, (1-mo. CME Term SOFR + 2.14%), 7.24%, 08/15/39(a)(b)		330	330,413
Series 2024-MF, Class B, (1-mo. CME Term SOFR + 1.69%), 6.79%, 02/15/39(a)(b)		124	123,692
BX Trust
Series 2022-IND, Class A, (1-mo. CME Term SOFR + 1.49%), 6.59%, 04/15/37(a)(b)		651	650,884
Series 2023-DELC, Class A, (1-mo. CME Term SOFR + 2.69%), 7.79%, 05/15/38(a)(b)		460	461,725
Series 2024-BIO, Class A, (1-mo. CME Term SOFR + 1.64%), 6.74%, 02/15/41(a)(b)		626	622,870
Series 2024-CNYN, Class A, (1-mo. CME Term SOFR + 1.44%), 6.54%, 04/15/41(a)(b)		131	130,534
Series 2024-PAT, Class A, (1-mo. CME Term SOFR + 2.09%), 7.19%, 03/15/41(a)(b)		250	250,781
Series 2024-PAT, Class B, (1-mo. CME Term SOFR + 3.04%), 8.14%, 03/15/41(a)(b)		100	100,188

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BX Trust
Series 2024-VLT4, Class A, (1-mo. CME Term SOFR + 1.49%), 6.59%, 07/15/29(a)(b)	USD	495	$495,000
CALI Mortgage Trust, Series 2024-SUN, Class A, (1-mo. CME Term SOFR + 1.89%), 6.99%, 07/15/41(a)(b)		260	260,163
CD Mortgage Trust
Series 2016-CD2, Class A4, 3.53%, 11/10/49(b)		520	499,828
Series 2017-CD5, Class A4, 3.43%, 08/15/50		525	507,895
CENT Trust, Series 2023-CITY, Class A, (1-mo. CME Term SOFR + 2.62%), 7.72%, 09/15/38(a)(b)		450	450,844
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A3, 3.22%, 11/10/49(b)		820	794,633
Citigroup Commercial Mortgage Trust, Series 2018- B2, Class A4, 4.01%, 03/10/51		535	527,047
COAST Commercial Mortgage Trust, Series 2023- 2HTL, Class A, (1-mo. CME Term SOFR + 2.59%), 7.69%, 08/15/36(a)(b)		300	299,625
Commercial Mortgage Trust
Series 2013-CR8, Class B, 3.64%, 06/10/46(a)(b)		73	72,841
Series 2015-CR24, Class B, 4.50%, 08/10/48(b)		500	482,559
Series 2015-LC23, Class A4, 3.77%, 10/10/48		550	542,703
CONE Trust, Series 2024-DFW1, Class A, (1-mo. CME Term SOFR + 1.64%), 6.74%, 08/15/41(a)(b)		190	190,000
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A4, 2.76%, 09/15/52		1,000	926,432
ELM Trust
Series 2024-ELM, Class A10, 5.99%, 06/10/39(a)(b)		730	746,506
Series 2024-ELM, Class A15, 5.99%, 06/10/39(a)(b)		730	746,506
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)(b)		450	460,691
FREMF Mortgage Trust, Series 2015-K45, Class B, 3.72%, 04/25/48(a)(b)		290	287,792
GS Mortgage Securities Trust
Series 2015-GC30, Class AAB, 3.12%, 05/10/50		15	14,913
Series 2022-ECI, Class A, (1-mo. CME Term SOFR + 2.19%), 7.29%, 08/15/39(a)(b)		135	135,042
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 7.19%, 03/15/28(a)(b)		410	410,769
Series 2023-FUN, Class B, (1-mo. CME Term SOFR + 2.79%), 7.89%, 03/15/28(a)(b)		415	415,778
Series 2024-RVR, Class A, 5.37%, 08/10/29(a)(b)		120	120,681
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (1-mo. CME Term SOFR + 2.25%), 7.34%, 10/15/39(a)(b)		500	499,531
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class ASB, 3.04%, 10/15/48		66	65,586
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-JP6, Class A3, 3.11%, 07/15/50		414	402,118
Series 2019-BKWD, Class A, (1-mo. CME Term SOFR + 1.61%), 6.71%, 09/15/29(a)(b)		93	87,530
Series 2022-NXSS, Class A, (1-mo. CME Term SOFR + 2.18%), 7.28%, 09/15/39(a)(b)		180	180,003
Series 2022-OPO, Class D, 3.57%, 01/05/39(a)(b)		100	76,500
KSL Commercial Mortgage Trust, Series 2023-HT, Class A, (1-mo. CME Term SOFR + 2.29%), 7.39%, 12/15/36(a)(b)		200	200,500
LBA Trust, Series 2024-7IND, Class A, (1-mo. CME Term SOFR + 1.44%), 6.54%, 10/15/41(a)(b)		590	589,631
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 7.79%, 08/15/40(a)(b)		183	183,779

S C H E D U L E S O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class ASB, 2.73%, 09/15/49	USD	77	$75,971
Morgan Stanley Capital I Trust, Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)		140	135,816
OPEN Trust, Series 2023-AIR, Class A, (1-mo. CME Term SOFR + 3.09%), 8.19%, 10/15/28(a)(b)		97	98,413
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1-mo. CME Term SOFR + 2.19%), 7.28%, 05/15/37(a)(b)		270	270,675
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class ASB, 3.24%, 12/15/47		0(g)	23
Series 2015-C26, Class B, 3.78%, 02/15/48		515	507,904
Series 2015-C27, Class A5, 3.45%, 02/15/48		495	491,269
Series 2016-LC24, Class A3, 2.68%, 10/15/49		809	786,333
Series 2021-C60, Class ASB, 2.13%, 08/15/54		834	765,505

			23,931,486

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Citigroup Commercial Mortgage Trust, Series 2015- P1, Class XA, 0.84%, 09/15/48(b)		4,143	16,101
Commercial Mortgage Trust
Series 2015-CR23, Class XA, 0.95%, 05/10/48(b)		1,527	3,618
Series 2015-LC21, Class XA, 0.75%, 07/10/48(b)		4,011	7,259
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 2.02%, 01/15/49(b)		587	10,694

			37,672

Total Non-Agency Mortgage-Backed Securities — 9.2% (Cost: $36,263,500)			35,768,613

U.S. Government Sponsored Agency Securities

Agency Obligations — 4.4%
Fannie Mae
0.54%, 10/27/25		4,500	4,348,870
0.74%, 08/25/27		1,000	921,048
0.81%, 09/25/28		1,000	889,637
Federal Farm Credit Banks Funding Corp.
2.25%, 08/15/29		1,000	936,398
2.17%, 10/29/29		700	649,734
1.30%, 02/03/31		770	652,647
1.68%, 09/17/35		2,080	1,601,130
Federal Home Loan Banks
0.60%, 12/30/26		1,000	931,500
2.06%, 09/27/29		1,000	923,789
2.18%, 11/06/29		700	646,317
Freddie Mac
0.60%, 09/30/25		3,000	2,900,053
0.90%, 10/13/27		2,000	1,840,889

			17,242,012

Collateralized Mortgage Obligations — 2.8%
Fannie Mae
Series 2018-21, Class CA, 3.50%, 04/25/45		72	71,368
Series 2019-73, Class P, 3.00%, 03/25/48		433	422,141
Series 2020-79, Class JA, 1.50%, 11/25/50		421	382,419
Series 2022-65, Class FB, (SOFR (30-day) + 0.80%), 6.00%, 09/25/52(b)		3,293	3,285,171
Freddie Mac
Series 3959, Class MA, 4.50%, 11/15/41		39	39,287
Series 3986, Class M, 4.50%, 09/15/41		1	858
Series 4274, Class PN, 3.50%, 10/15/35		50	49,426
Series 4390, Class CA, 3.50%, 06/15/50		25	25,199
Series 4459, Class BN, 3.00%, 08/15/43		247	232,368

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac
Series 4482, Class DH, 3.00%, 06/15/42	USD	10	$9,543
Series 4494, Class KA, 3.75%, 10/15/42		49	48,909
Series 4752, Class PL, 3.00%, 09/15/46		286	278,712
Series 4777, Class CB, 3.50%, 10/15/45		205	202,584
Series 4941, Class MB, 3.00%, 07/25/49		249	228,829
Series 5000, Class MA, 2.00%, 06/25/44		204	190,802
Series 5006, Class KA, 2.00%, 06/25/45		585	542,853
Series 5105, Class LA, 1.50%, 04/15/44		1,172	1,137,073
Series 5249, Class HA, 4.00%, 09/25/49		2,347	2,327,343
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50%, 08/25/57(b)		992	964,080
Ginnie Mae
Series 2017-136, Class GB, 3.00%, 03/20/47		369	344,570
Series 2020-127, Class LP, 1.50%, 06/20/50		390	312,728

			11,096,263

Mortgage-Backed Securities — 5.4%
Fannie Mae Mortgage-Backed Securities
1.50%, 07/01/31		1,143	1,068,982
2.50%, 12/01/27 - 12/01/36		1,316	1,256,371
3.00%, 09/01/30 - 09/01/35		5,569	5,401,234
3.03%, 12/01/27		1,252	1,219,248
3.50%, 05/01/37		561	554,174
4.00%, 03/01/32 - 08/01/49		4,324	4,264,658
4.50%, 09/01/26 - 05/01/38		439	443,680
5.00%, 07/01/25 - 06/01/39		1,127	1,160,730
5.50%, 05/01/38		190	196,097
5.81%, 06/01/31		1,362	1,435,369
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.57%), 7.03%, 07/01/44(b)		108	111,634
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.59%), 3.50%, 06/01/45(b)		106	109,116
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.70%), 7.10%, 07/01/43(b)		155	160,554
Freddie Mac Mortgage-Backed Securities
2.50%, 11/01/27 - 03/01/37		489	463,128
3.00%, 12/01/31 - 02/01/36		772	746,734
3.50%, 04/01/32 - 11/01/38		837	824,226
4.00%, 09/01/33 - 06/01/37		1,138	1,143,157
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.62%), 3.34%, 05/01/45(b)		307	310,868
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.62%), 6.16%, 03/01/45(b)		105	108,521

			20,978,481

Total U.S. Government Sponsored Agency Securities — 12.6%

(Cost: $49,896,121)			49,316,756

U.S. Treasury Obligations
U.S. Treasury Notes
5.00%, 08/31/25		3,250	3,277,168
4.63%, 02/28/26		7,109	7,187,739
4.25%, 03/15/27		26,000	26,401,172
4.50%, 04/15/27 - 05/15/27		10,835	11,072,757
3.75%, 08/15/27		6,500	6,530,976
3.63%, 09/15/27		9,760	9,710,437

Total U.S. Treasury Obligations — 16.4% (Cost: $63,255,574)			64,180,249

Total Long-Term Investments — 97.1% (Cost: $377,066,330)			379,667,829

80	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.7%
Dreyfus Treasury Securities Cash Management, Institutional Class, 4.88%(h)	14,562,393	$14,562,393

Total Short-Term Securities — 3.7% (Cost: $14,562,393)		14,562,393

Total Investments — 100.8% (Cost: $391,628,723)		394,230,222

Liabilities in Excess of Other Assets — (0.8)%		(3,048,872)

Net Assets — 100.0%		$391,181,350

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	When-issued security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Zero-coupon bond.
(g)	Rounds to less than 1,000.
(h)	Annualized 7-day yield as of period end.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro-Schatz	5	12/06/24	$597	$2,606
U.S. Treasury Notes (2 Year)	673	12/31/24	140,147	270,972
U.S. Ultra Treasury Notes (10 Year)	1	12/19/24	118	(125)

				273,453

Short Contracts
Euro-Bobl	22	12/06/24	2,940	(19,411)
U.S. Treasury Bonds (30 Year)	37	12/19/24	4,595	19,592
U.S. Treasury Notes (10 Year)	34	12/19/24	3,886	(13,602)
U.S. Ultra Treasury Bonds	5	12/19/24	665	1,279
U.S. Treasury Notes (5 Year)	547	12/31/24	60,106	(41,312)

				(53,454)

				$219,999

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	126,879	CAD	172,000	Royal Bank of Canada	12/18/24	$(557)
USD	101,609	EUR	91,000	Deutsche Bank AG	12/18/24	(12)
USD	4,834,344	EUR	4,330,000	UBS AG	12/18/24	(1,052)

						$(1,621)

S C H E D U L E S O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series S Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.IG.43.V1	1.00%	Quarterly	12/20/29	USD	13,925	$ (315,580)	$(314,809)	$(771)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date		(000)	Value	(Received)	(Depreciation)

1-day TONA, 0.23%	Annual	0.37%	Annual	N/A	08/08/26	JPY	1,390,730	$11,436	$3,043	$8,393
1-day TONA, 0.23%	Annual	0.39%	Annual	N/A	08/09/26	JPY	707,160	3,264	307	2,957
1-day SOFR, 4.96%	Annual	3.30%	Annual	12/02/24(a)	05/15/34	USD	3,726	(7,018)	—	(7,018)

								$7,682	$3,350	$4,332

(a)	Forward Swap.

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Centrally Cleared Swaps(a)	$3,350	$(314,809)	$11,350	$(7,789)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$294,449	$—	$294,449
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	—	—	—	11,350	—	11,350

	$—	$—	$—	$—	$305,799	$—	$305,799

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$74,450	$—	$74,450
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	1,621	—	—	1,621
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	—	771	—	—	7,018	—	7,789

	$—	$771	$—	$1,621	$81,468	$—	$83,860

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

82	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series S Portfolio

For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(1,124,191)	$—	$(1,124,191)
Forward foreign currency exchange contracts	—	—	—	(48,288)	—	—	(48,288)
Swaps	—	(2,276)	—	—	23,959	—	21,683

	$—	$(2,276)	$—	$(48,288)	$(1,100,232)	$—	$(1,150,796)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$613,324	$—	$613,324
Forward foreign currency exchange contracts	—	—	—	(45,412)	—	—	(45,412)
Swaps	—	16,127	—	—	7,898	—	24,025

	$—	$16,127	$—	$(45,412)	$621,222	$—	$591,937

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$160,497,239
Average notional value of contracts — short	$84,624,611
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$4,798,889
Credit default swaps
Average notional value — buy protection	$6,962,500
Average notional value — sell protection	$6,375,000
Interest rate swaps
Average notional value — pays fixed rate	$9,161,278
Average notional value — received fixed rate	$—	(a)

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$293,205	$254,850
Forward foreign currency exchange contracts	—	1,621
Swaps — centrally cleared	—	6,848

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$293,205	$263,319

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(293,205)	(261,698)

Total derivative assets and liabilities subject to an MNA	$—	$1,621

S C H E D U L E S O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series S Portfolio

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(d)

Deutsche Bank AG	$12	$—	$—	$—	$12
Royal Bank of Canada	557	—	—	—	557
UBS AG	1,052	—	—	—	1,052

	$1,621	$—	$—	$—	$1,621

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$103,405,683	$—	$103,405,683
Corporate Bonds	—	126,018,990	—	126,018,990
Foreign Government Obligations	—	977,538	—	977,538
Non-Agency Mortgage-Backed Securities	—	35,768,613	—	35,768,613
U.S. Government Sponsored Agency Securities	—	49,316,756	—	49,316,756
U.S. Treasury Obligations	—	64,180,249	—	64,180,249
Short-Term Securities
Money Market Funds	14,562,393	—	—	14,562,393

	$14,562,393	$379,667,829	$—	$394,230,222

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$294,449	$11,350	$—	$305,799
Liabilities
Credit Contracts	—	(771)	—	(771)
Foreign Currency Exchange Contracts	—	(1,621)	—	(1,621)
Interest Rate Contracts	(74,450)	(7,018)	—	(81,468)

	$219,999	$1,940	$—	$221,939

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

84	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) September 30, 2024	BATS: Series V Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds

Alaska — 1.0%
Alaska Housing Finance Corp., Refunding RB, Series D, VRDN, (Federal Home Loan Bank SBPA), 3.10%, 10/07/24(a)	USD	1,300	$1,300,000

Colorado — 2.3%
Colorado Health Facilities Authority, RB, Series D, VRDN, 4.10%, 10/01/24(a)		3,000	3,000,000

Connecticut — 0.6%
Connecticut Housing Finance Authority, Refunding RB, Sub- Series C-3, VRDN, (Royal Bank of Canada SBPA), 3.15%, 10/07/24(a)		725	725,000

Florida — 6.7%
County of St. Lucie Florida Power & Light Co., Refunding RB, VRDN, 3.40%, 10/07/24(a)		400	400,000
JEA Electric System Revenue, Refunding RB, Series THREE-B-3, VRDN, (Royal Bank of Canada SBPA), 3.15%, 10/07/24(a)		2,750	2,750,000
JEA Water & Sewer System Revenue, Refunding RB, Sub- Series 2, VRDN, (JPMorgan Chase Bank NA SBPA), 3.15%, 10/07/24(a)		2,550	2,550,000
Monroe County School District, RB, 4.00%, 05/29/25		1,570	1,584,588
Pinellas County Housing Finance Authority, RB, VRDN, (FHLMC LOC), 3.15%, 10/07/24(a)		1,400	1,400,000

			8,684,588

Georgia — 1.7%
Private Colleges & Universities Authority, RB, Series B, VRDN, 2.90%, 10/07/24(a)		2,130	2,130,000

Illinois — 1.4%
Illinois Finance Authority, Refunding RB, VRDN, (JPMorgan Chase Bank NA SBPA), 3.45%, 10/01/24(a)		1,800	1,800,000

Indiana — 1.4%
Indiana Finance Authority
RB, VRDN, (Barclays Bank plc LOC), 3.05%, 10/07/24(a)		750	750,000
Refunding RB, Series D, VRDN, (TD Bank NA LOC), 3.80%, 10/01/24(a)		1,000	1,000,000

			1,750,000

Iowa — 0.9%
Iowa Finance Authority, RB, Series E, VRDN, (GNMA/FNMA/FHLMC COL), (Fannie Mae LIQ), (Federal Home Loan Bank SBPA), 3.15%, 10/07/24(a)		1,100	1,100,000

Louisiana — 4.0%
Louisiana Public Facilities Authority
RB, Series C, VRDN, 4.05%, 10/01/24(a)		3,000	3,000,000
Refunding RB, Series B-1, VRDN, (Sumitomo Mitsui Banking Corp. LOC), 3.15%, 10/07/24(a)		2,100	2,100,000

			5,100,000

Maryland — 3.9%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Series A, VRDN, (TD Bank NA LOC), 2.94%, 10/07/24(a)		200	200,000
Montgomery County, GO, TECP, Series B, (State Street Bank & Trust Co. SBPA), 3.28%, 11/06/24		1,000	1,000,043
Montgomery County Housing Opportunities Commission, Refunding RB, VRDN, (FNMA COL), (TD Bank NA LOC), 3.80%, 10/01/24(a)		3,800	3,800,000

			5,000,043

Security		Par (000)	Value

Massachusetts — 4.7%
Massachusetts Bay Transportation A, RB, TECP, (TD Bank NA SBPA), 3.20%, 11/05/24	USD	1,000	$999,998
Massachusetts Development Finance Agency
RB, Series K2, VRDN, (Sumitomo Mitsui Banking Corp. SBPA), 3.00%, 10/07/24(a)		900	900,000
RB, VRDN, (Wells Fargo Bank NA SBPA), 3.05%, 10/07/24(a)		1,150	1,150,000
Massachusetts HFA, Refunding RB, Series 200, VRDN, (TD Bank NA SBPA), 3.10%, 10/07/24(a)		1,050	1,050,000
Town of Sharon, GO, BAN, 4.50%, 02/27/25		2,000	2,016,506

			6,116,504

Michigan — 0.9%
University of Michigan, Refunding RB, Series D-1, VRDN, 3.80%, 10/01/24(a)		1,100	1,100,000

Minnesota — 0.8%
County of Hennepin, GO, Refunding, Series B, VRDN, (TD Bank NA SBPA), 3.13%, 10/07/24(a)		1,080	1,080,000

Mississippi — 2.0%
Mississippi Business Finance Corp.
RB, Series B, VRDN, 3.90%, 10/01/24(a)		900	900,000
RB, Series K, VRDN, 3.75%, 10/01/24(a)		1,700	1,700,000

			2,600,000

Nebraska — 3.5%
Lincoln Nebraska Electric, RB, TECP, (JPMorgan Chase Bank NA SBPA), 3.28%, 11/13/24		1,000	999,998
Nebraska Investment Finance Authority, RB, Series C, VRDN, (GNMA/FNMA/FHLMC), (Federal Home Loan Bank SBPA), 3.20%, 10/07/24(a)		2,525	2,525,000
Omaha Public Power District, GO, TECP, Series A, (Bank of America NA SBPA), 3.25%, 12/16/24		1,000	999,988

			4,524,986

New Jersey — 6.4%
Borough of Pompton Lakes, GO, BAN, 4.50%, 06/06/25		1,430	1,447,911
Essex County Improvement Authority, Refunding RB, (County GTD), 5.00%, 06/18/25		2,315	2,349,175
Jersey City Municipal Utilities Authority, RB, Series B, 5.00%, 05/01/25		400	404,209
Township of Bordentown, GO, BAN, 4.50%, 04/01/25		2,000	2,018,300
Township of Egg Harbor, GO, BAN, 4.00%, 08/07/25		1,000	1,008,651
Township of Maplewood, GO, BAN, 10/07/25(b)		1,000	1,009,035

			8,237,281

New York — 15.2%
City of New York
GO, Sub-Series 2, VRDN, (JPMorgan Chase Bank NA SBPA), 4.05%, 10/01/24(a)		400	400,000
GO, Sub-Series 5, VRDN, (Barclays Bank plc SBPA), 4.15%, 10/01/24(a)		1,900	1,900,000
Lafayette Central School District, GO, Refunding, 4.50%, 06/20/25		1,000	1,014,806
Metropolitan Transportation Authority, RB, Sub-Series E-1, VRDN, (Barclays Bank plc LOC), 4.15%, 10/01/24(a)		3,350	3,350,000
New York City Housing Development Corp., RB, VRDN, (Royal Bank of Canada SBPA), 3.15%, 10/07/24(a)		2,300	2,300,000
New York City Municipal Water Finance Authority
Refunding RB, Series 2, VRDN, (UBS AG SBPA), 3.90%, 10/01/24(a)		2,600	2,600,000
Refunding RB, VRDN, (JPMorgan Chase Bank NA SBPA), 4.05%, 10/01/24(a)		100	100,000

S C H E D U L E S O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series V Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue
RB, Sub-Series A-4, VRDN, (Barclays Bank plc SBPA), 4.15%, 10/01/24(a)	USD	3,000	$3,000,000
RB, Sub-Series C, VRDN, (JPMorgan Chase Bank NA SBPA), 4.05%, 10/01/24(a)		2,000	2,000,000
New York State HFA, RB, Series A, VRDN, (Fannie Mae LIQ), 3.00%, 10/07/24(a)		900	900,000
Palmyra Macedon Central School District, GO, Refunding, BAN, 4.50%, 06/17/25		1,000	1,010,376
Schodack Central School District, GO, Refunding, BAN, 4.00%, 07/15/25		1,000	1,009,690

			19,584,872

North Carolina — 2.8%
Charlotte-Mecklenburg Hospital Authority (The), Refunding RB, Series E, VRDN, (Royal Bank of Canada LOC), 3.85%, 10/01/24(a)		2,000	2,000,000
University of North Carolina at Chapel Hill, Refunding RB, Series B, VRDN, (TD Bank NA SBPA), 3.13%, 10/07/24(a)		1,550	1,550,000

			3,550,000

North Dakota — 1.1%
North Dakota Housing Finance Agency, RB, Series E, VRDN, (TD Bank NA SBPA), 3.15%, 10/07/24(a)		1,360	1,360,000

Ohio — 5.9%
Akron Bath Copley Joint Township Hospital District, RB, Series A-R, VRDN, (BMO Harris Bank NA LOC), 3.23%, 10/07/24(a)		3,300	3,300,000
Ohio Water Development Authority, RB, TECP, (TD Bank NA SBPA), 3.18%, 12/11/24		1,000	1,000,084
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Series C, VRDN, (TD Bank NA SBPA), 3.80%, 10/01/24(a)		3,300	3,300,000

			7,600,084

Pennsylvania — 0.9%
Allegheny County Sanitary Authority, Refunding RB, 12/01/24(b)		415	416,039
Washington County Authority, Refunding RB, Series RF, VRDN, 3.00%, 10/07/24(a)		750	750,000

			1,166,039

South Carolina — 2.7%
South Carolina Housing Finance & Development Authority, RB, VRDN, (Federal Home Loan Bank LOC), 3.29%, 10/07/24(a)		1,405	1,405,000
South Carolina Jobs EDA, RB, VRDN, (Federal Home Loan Bank LOC), 3.39%, 10/07/24(a)		2,100	2,100,000

			3,505,000

South Dakota — 0.8%
South Dakota HDA, Refunding RB, Series B, VRDN, (South Dakota HDA SBPA), 3.10%, 10/07/24(a)		1,025	1,025,000

Tennessee — 1.7%
Metropolitan Government Nashville & Davidson County GO, 3.55%, 10/24/24		1,000	1,000,032
RB, TECP, (TD Bank NA LOC), 3.36%, 11/18/24		1,000	1,000,118
Public Building Authority of Sevier County (The), RB, Series B-1, VRDN, (County GTD), (Bank of America NA LOC), 3.17%, 10/07/24(a)		200	200,000

			2,200,150

Security		Par (000)	Value

Texas — 15.5%
Bexar County Housing Finance Corp., RB, VRDN, (Fannie Mae LIQ), 3.15%, 10/07/24(a)	USD	1,205	$1,205,000
City of El Paso, Water & Sewer Revenue
RB, TECP, 3.55%, 12/09/24		900	900,161
RB, TECP, 3.50%, 12/16/24		900	900,181
Harris County Health Facilities Development Corp., Refunding RB, Series A-1, VRDN, 4.05%, 10/01/24(a)		1,900	1,900,000
Permanent University Fund
RB, TECP, 0.00%, 01/14/25		1,000	1,000,000
RB, TECP, 3.10%, 02/13/25		1,000	1,000,178
Red River Education Finance Corp., RB, VRDN, (TD Bank NA SBPA), 3.20%, 10/07/24(a)		4,800	4,800,000
State of Texas
GO, Series B, VRDN, (Federal Home Loan Bank SBPA), 3.15%, 10/07/24(a)		2,245	2,245,000
GO, VRDN, (Federal Home Loan Bank SBPA), 3.15%, 10/07/24(a)		2,315	2,315,000
Texas State University System, Refunding RB, 5.00%, 03/15/25		750	757,375
University of Texas
RB, TECP, 3.15%, 01/04/25		2,500	2,500,701
RB, TECP, Series A, 3.48%, 10/18/24		500	500,097

			20,023,693

Utah — 1.5%
County of Utah, RB, Series E, VRDN, (JPMorgan Chase Bank NA SBPA), 3.20%, 10/07/24(a)		2,000	2,000,000

Virginia — 1.7%
Fairfax County IDA, Refunding RB, VRDN, 3.20%, 10/07/24(a)		940	940,000
Loudoun County EDA, RB, Series B, VRDN, 2.90%, 10/07/24(a)		1,295	1,295,000

			2,235,000

Washington — 2.9%
Washington Housing Finance Commission, Refunding RB, Series VR, VRDN, (Royal Bank of Canada SBPA), 3.15%, 10/07/24(a)		3,700	3,700,000

Wisconsin — 4.5%
State of Wisconsin, GO, Refunding, Series 2, 5.00%, 05/01/25		1,455	1,475,679
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series B, VRDN, (TD Bank NA LOC), 3.80%, 10/01/24(a)		1,000	1,000,000
Wisconsin Housing & EDA
RB, Series C, VRDN, (Federal Home Loan Bank SBPA), 3.15%, 10/07/24(a)		1,500	1,500,000
RB, Series C, VRDN, (FNMA COL), (Royal Bank of Canada SBPA), 3.15%, 10/07/24(a)		1,390	1,390,000
RB, Series D, VRDN, (FNMA COL), (Royal Bank of Canada SBPA), 3.15%, 10/07/24(a)		450	450,000

			5,815,679

86	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2024	BATS: Series V Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wyoming — 1.5%
Wyoming Community Development Authority
RB, Series 4, VRDN, (Bank of America NA SBPA), 3.15%, 10/07/24(a)	USD	1,800	$1,800,000
Refunding RB, Series 2, VRDN, (GNMA/FNMA/FHLMC COL), (Barclays Bank plc SBPA), 3.05%, 10/07/24(a)		100	100,000

			1,900,000

Total Investments — 100.9% (Cost: $129,834,062)			129,913,919
Liabilities in Excess of Other Assets — (0.9)%			(1,106,527)

Net Assets — 100.0%			$128,807,392

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	When-issued security.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Short-Term Securities
Municipal Bonds	$—	$129,913,919	$—	$129,913,919

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	87

Statements of Assets and Liabilities (unaudited)

September 30, 2024

	BATS: Series A Portfolio	BATS: Series C Portfolio	BATS: Series E Portfolio

ASSETS
Investments, at value — unaffiliated(a)	$2,931,182,026	$455,886,437	$498,540,304
Cash	—	—	16,171
Cash pledged:
Collateral — OTC derivatives	490,000	—	—
Futures contracts	—	650,000	—
Centrally cleared swaps	—	497,000	—
Foreign currency, at value(c)	1,386	—	—
Receivables:
Investments sold	—	7,375,774	—
Swaps	—	277,625	—
TBA sale commitments	23,153,504	—	—
Capital shares sold	110,001,746	1,627,592	1,698,870
Dividends — unaffiliated	274,420	61,158	—
Interest — unaffiliated	18,422,024	4,867,927	6,125,781
From the Manager	49,200	39,443	36,791
Variation margin on futures contracts	—	159,310	—
Variation margin on centrally cleared swaps	—	38,915	—
Swap premiums paid	9,297	572,847	—
Unrealized appreciation on:
OTC swaps	25,518	51,766	—
Unfunded commitments	—	—	1,375,579
Prepaid expenses	37,015	30,919	128,330

Total assets	3,083,646,136	472,136,713	507,921,826

LIABILITIES
Cash received:
Collateral — OTC derivatives	—	460,000	—
Options written, at value(d)	—	1,492,050	—
TBA sale commitments, at value(e)	22,892,417	—	—
Payables:
Investments purchased	125,868,660	10,760,131	6,678,693
Accounting services fees	43,771	14,747	14,991
Capital shares redeemed	32,894	129,905	793,632
Income dividend distributions	14,653,607	1,830,551	1,704,406
Interest expense and fees	—	—	84,145
Trustees’ and Officer’s fees	3,423	1,091	297
Other accrued expenses	47,917	52,684	38,682
Printing and postage fees	12,874	9,032	8,525
Professional fees	34,683	35,851	62,719
Registration fees	—	97,244	—
Variation margin on futures contracts	—	142,426	—
Swap premiums received	144,481	255,086	—
Unrealized depreciation on:
Forward foreign currency exchange contracts	4,095	—	—
OTC swaps	149,164	15,578	—

Total accrued liabilities	163,887,986	15,296,376	9,386,090

Other Liabilities
TOB Trust Certificates	—	—	6,647,000

Total other liabilities	—	—	6,647,000

Total liabilities	163,887,986	15,296,376	16,033,090

Commitments and contingent liabilities

NET ASSETS	$2,919,758,150	$456,840,337	$491,888,736

88	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2024

	BATS: Series A Portfolio	BATS: Series C Portfolio	BATS: Series E Portfolio

NET ASSETS CONSIST OF:
Paid-in capital	$3,065,541,363	$510,794,448	$507,101,575
Accumulated loss	(145,783,213)	(53,954,111)	(15,212,839)

NET ASSETS	$2,919,758,150	$456,840,337	$491,888,736

NET ASSET VALUE
Shares outstanding	306,173,044	49,061,704	47,012,769

Net asset value	$9.54	$9.31	$10.46

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001

(a) Investments, at cost — unaffiliated	$3,013,509,140	$449,833,454	$499,997,419
(c) Foreign currency, at cost	$1,385	$—	$—
(d) Premiums received	$—	$1,487,417	$—
(e) Proceeds from TBA sale commitments	$23,153,504	$—	$—

See notes to financial statements.

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	89

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2024

	BATS: Series M Portfolio	BATS: Series P Portfolio	BATS: Series S Portfolio

ASSETS
Investments, at value — unaffiliated(a)	$1,669,205,842	$—	$394,230,222
Investments, at value — affiliated(b)	—	1,195,113	—
Cash	—	2,870,492	—
Cash pledged:
Collateral — OTC derivatives	760,000	—	—
Futures contracts	335,000	102,190	1,062,000
Centrally cleared swaps	1,000	—	391,000
Foreign currency, at value(c)	—	—	221,337
Receivables:
Investments sold	816,286	—	3,959,236
TBA sale commitments	349,902,401	—	—
Capital shares sold	1,885,672	—	587,391
Dividends — unaffiliated	38,580	—	38,552
Dividends — affiliated	—	5,063	—
Interest — unaffiliated	4,644,726	—	2,249,970
From the Manager	47,935	12,225	34,676
Variation margin on futures contracts	124,444	21,903	293,205
Variation margin on centrally cleared swaps	—	95	—
Swap premiums paid	354,506	—	—
Unrealized appreciation on OTC swaps	1,051,805	—	—
Prepaid expenses	39,026	7,152	27,602

Total assets	2,029,207,223	4,214,233	403,095,191

LIABILITIES
Cash received:
Collateral — OTC derivatives	820,000	—	—
Collateral — TBA commitments	56,000	—	—
TBA sale commitments, at value(e)	348,945,138	—	—
Payables:
Investments purchased	439,056,586	—	9,520,986
Accounting services fees	24,260	8,553	14,105
Capital shares redeemed	423,196	—	358,500
Income dividend distributions	4,056,900	—	1,473,137
Trustees’ and Officer’s fees	3,375	150	1,359
Other accrued expenses	70,421	6,952	50,762
Printing and postage fees	9,105	8,477	8,987
Professional fees	33,417	27,160	35,919
Registration fees	251,201	5,440	186,767
Variation margin on futures contracts	83,524	1,469	254,850
Variation margin on centrally cleared swaps	9	—	6,848
Swap premiums received	527,623	—	—
Unrealized depreciation on:
Forward foreign currency exchange contracts	—	—	1,621
OTC swaps	878,688	—	—

Total liabilities	795,239,443	58,201	11,913,841

Commitments and contingent liabilities

NET ASSETS	$1,233,967,780	$4,156,032	$391,181,350

NET ASSETS CONSIST OF:
Paid-in capital	$1,383,027,199	$29,600,559	$413,136,372
Accumulated loss	(149,059,419)	(25,444,527)	(21,955,022)

NET ASSETS	$1,233,967,780	$4,156,032	$391,181,350

90	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2024

	BATS: Series M Portfolio	BATS: Series P Portfolio	BATS: Series S Portfolio

NET ASSET VALUE
Shares outstanding	143,499,121	399,425	42,179,802

Net asset value	$8.60	$10.41	$9.27

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001

(a) Investments, at cost — unaffiliated	$1,717,006,131	$—	$391,628,723

(b) Investments, at cost — affiliated	$—	$1,190,819	$—

(c) Foreign currency, at cost	$—	$—	$221,018

(e) Proceeds from TBA sale commitments	$349,902,401	$—	$—

See notes to financial statements.

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	91

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2024

BATS: Series V Portfolio

ASSETS
Investments, at value — unaffiliated(a)	$129,913,919
Cash	68,533
Receivables:
Capital shares sold	465,660
Interest — unaffiliated	567,668
From the Manager	17,836
Prepaid expenses	23,466

Total assets	131,057,082

LIABILITIES
Payables:
Investments purchased	1,425,634
Accounting services fees	10,919
Capital shares redeemed	402,180
Income dividend distributions	359,707
Other accrued expenses	8,175
Printing and postage fees	7,425
Professional fees	35,650

Total liabilities	2,249,690

Commitments and contingent liabilities

NET ASSETS	$128,807,392

NET ASSETS CONSIST OF:
Paid-in capital	$128,726,570
Accumulated earnings	80,822

NET ASSETS	$128,807,392

NET ASSET VALUE
Shares outstanding	12,885,435

Net asset value	$10.00

Shares authorized	Unlimited

Par value	$0.001

(a) Investments, at cost — unaffiliated	$129,834,062
See notes to financial statements.

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Statements of Operations (unaudited)

Six Months Ended September 30, 2024

	BATS: Series A Portfolio	BATS: Series C Portfolio	BATS: Series E Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$2,082,711	$267,194	$593,474
Interest — unaffiliated	87,432,533	11,018,472	10,039,458
Other income	95,732	18,058	7,610

Total investment income	89,610,976	11,303,724	10,640,542

EXPENSES
Accounting services	84,776	29,097	29,372
Professional	50,379	34,464	96,780
Pricing	34,387	37,369	30,765
Custodian	24,050	15,092	2,518
Trustees and Officer	22,070	4,681	4,253
Registration	18,411	18,989	23,819
Transfer agent	15,551	77,048	15,329
Printing and postage	6,312	5,215	4,476
Miscellaneous	38,182	8,022	15,502

Total expenses excluding interest expense and interest expense	294,118	229,977	222,814
Interest expense	62,591	651	1
Interest expense and fees(a)	—	—	137,951

Total expenses	356,709	230,628	360,766
Less:
Fees waived and/or reimbursed by the Manager	(289,483)	(227,843)	(222,756)

Total expenses after fees waived and/or reimbursed	67,226	2,785	138,010

Net investment income	89,543,750	11,300,939	10,502,532

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,296,003)	(3,055,295)	(1,308,019)
Options written	—	535,486	—
Futures contracts	—	(1,622,073)	—
Forward foreign currency exchange contracts	(171,327)	—	—
Foreign currency transactions	21,646	—	—
Swaps	(125,636)	(663,952)	—

	$(2,571,320)	$(4,805,834)	$(1,308,019)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	41,785,203	16,923,523	16,412,962
Options written	—	(4,633)	—
Futures contracts	—	90,340	—
Forward foreign currency exchange contracts	(137,800)	—	—
Foreign currency translations	1	—	—
Swaps	139,614	220,560	—
Unfunded commitments	—	—	(2,069,652)

	41,787,018	17,229,790	14,343,310

Net realized and unrealized gain	39,215,698	12,423,956	13,035,291

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$128,759,448	$23,724,895	$23,537,823

(a)	Related to TOB Trusts.

See notes to financial statements.

S T A T E M E N T S O F O P E R A T I O N S	93

Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2024

	BATS: Series M Portfolio	BATS: Series P Portfolio	BATS: Series S Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$225,314	$—	$158,949
Dividends — affiliated	—	31,395	—
Interest — unaffiliated	25,512,350	—	8,950,813
Other income	39,570	101,412	39,237

Total investment income	25,777,234	132,807	9,148,999

EXPENSES
Transfer agent	87,468	9,827	86,404
Accounting services	47,548	16,974	28,103
Professional	36,342	28,115	36,923
Pricing	35,595	13	26,229
Custodian	33,083	673	13,388
Registration	25,497	11,047	16,452
Trustees and Officer	11,812	794	4,520
Printing and postage	5,487	4,662	5,191
Miscellaneous	18,195	1,131	10,197

Total expenses excluding interest expense	301,027	73,236	227,407
Interest expense	1,050	—	610

Total expenses	302,077	73,236	228,017
Less:
Fees waived and/or reimbursed by the Manager	(298,892)	(73,066)	(224,897)

Total expenses after fees waived and/or reimbursed	3,185	170	3,120

Net investment income	25,774,049	132,637	9,145,879

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	3,295,210	—	167,527
Investments — affiliated	—	(3,100)	—
Futures contracts	(1,091,421)	(271,863)	(1,124,191)
Forward foreign currency exchange contracts	—	—	(48,288)
Foreign currency transactions	—	—	16,850
Swaps	2,614	123	21,683

	$2,206,403	$(274,840)	$(966,419)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	40,665,322	—	7,956,866
Investments — affiliated	—	29,653	—
Futures contracts	82,466	26,733	613,324
Forward foreign currency exchange contracts	—	—	(45,412)
Foreign currency translations	—	10	2,660
Swaps	(2,695)	(1,298)	24,025

	40,745,093	55,098	8,551,463

Net realized and unrealized gain (loss)	42,951,496	(219,742)	7,585,044

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$68,725,545	$(87,105)	$16,730,923

See notes to financial statements.

94	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2024

BATS: Series V Portfolio

INVESTMENT INCOME
Interest — unaffiliated	$2,436,243
Other income	3,212

Total investment income	2,439,455

EXPENSES
Professional	41,457
Registration	25,506
Accounting services	21,897
Transfer agent	12,026
Printing and postage	5,111
Pricing	4,051
Custodian	1,890
Trustees and Officer	1,890
Miscellaneous	2,929

Total expenses excluding interest expense	116,757
Interest expense	3,858

Total expenses	120,615
Less:
Fees waived and/or reimbursed by the Manager	(116,699)

Total expenses after fees waived and/or reimbursed	3,916

Net investment income	2,435,539

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments	—
Net change in unrealized appreciation (depreciation) on investments	79,366

Net realized and unrealized gain	79,366

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,514,905

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	95

Statements of Changes in Net Assets

	BATS: Series A Portfolio		BATS: Series C Portfolio

	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$89,543,750	$140,157,224	$11,300,939	$18,472,055
Net realized loss	(2,571,320)	(21,319,143)	(4,805,834)	(21,627,833)
Net change in unrealized appreciation (depreciation)	41,787,018	69,378,015	17,229,790	22,752,532

Net increase in net assets resulting from operations	128,759,448	188,216,096	23,724,895	19,596,754

DISTRIBUTIONS TO SHAREHOLDERS(a)

Decrease in net assets resulting from distributions to shareholders	(88,258,737)	(139,801,698)	(11,347,919)	(18,482,170)

CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from capital share transactions	385,217,211	22,051,489	20,866,321	43,563,103

NET ASSETS
Total increase in net assets	425,717,922	70,465,887	33,243,297	44,677,687
Beginning of period	2,494,040,228	2,423,574,341	423,597,040	378,919,353

End of period	$2,919,758,150	$2,494,040,228	$456,840,337	$423,597,040

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

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Statements of Changes in Net Assets (continued)

	BATS: Series E Portfolio		BATS: Series M Portfolio

	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$10,502,532	$16,406,654	$25,774,049	$45,671,591
Net realized gain (loss)	(1,308,019)	(4,294,629)	2,206,403	(16,480,233)
Net change in unrealized appreciation (depreciation)	14,343,310	7,288,958	40,745,093	(5,170,741)

Net increase in net assets resulting from operations	23,537,823	19,400,983	68,725,545	24,020,617

DISTRIBUTIONS TO SHAREHOLDERS(a)

Decrease in net assets resulting from distributions to shareholders	(9,902,101)	(16,206,570)	(23,473,765)	(44,108,637)

CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from capital share transactions	65,774,683	66,912,335	42,332,531	60,573,605

NET ASSETS
Total increase in net assets	79,410,405	70,106,748	87,584,311	40,485,585
Beginning of period	412,478,331	342,371,583	1,146,383,469	1,105,897,884

End of period	$491,888,736	$412,478,331	$1,233,967,780	$1,146,383,469

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	97

Statements of Changes in Net Assets (continued)

	BATS: Series P Portfolio		BATS: Series S Portfolio

	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$132,637	$506,036	$9,145,879	$16,635,824
Net realized gain (loss)	(274,840)	61,704	(966,419)	(3,427,889)
Net change in unrealized appreciation (depreciation)	55,098	1,288,543	8,551,463	6,211,665

Net increase (decrease) in net assets resulting from operations	(87,105)	1,856,283	16,730,923	19,419,600

DISTRIBUTIONS TO SHAREHOLDERS(a)

Decrease in net assets resulting from distributions to shareholders	—	(640,002)	(9,103,523)	(17,132,314)

CAPITAL SHARE TRANSACTIONS

Net decrease in net assets derived from capital share transactions	(1,390,688)	(22,168,143)	(8,379,179)	(11,225,214)

NET ASSETS
Total decrease in net assets	(1,477,793)	(20,951,862)	(751,779)	(8,937,928)
Beginning of period	5,633,825	26,585,687	391,933,129	400,871,057

End of period	$4,156,032	$5,633,825	$391,181,350	$391,933,129

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

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Statements of Changes in Net Assets (continued)

	BATS: Series V Portfolio

	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,435,539	$2,959,343
Net change in unrealized appreciation (depreciation)	79,366	3,814

Net increase in net assets resulting from operations	2,514,905	2,963,157

DISTRIBUTIONS TO SHAREHOLDERS(a)

Decrease in net assets resulting from distributions to shareholders	(2,435,030)	(2,961,031)

CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from capital share transactions	11,210,944	32,075,499

NET ASSETS
Total increase in net assets	11,290,819	32,077,625
Beginning of period	117,516,573	85,438,948

End of period	$128,807,392	$117,516,573

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	99

Financial Highlights

(For a share outstanding throughout each period)

	BATS: Series A Portfolio

	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24		Year Ended 03/31/23		Year Ended 03/31/22		Year Ended 03/31/21		Year Ended 03/31/20

Net asset value, beginning of period	$9.39		$9.19		$9.67		$9.99		$9.05		$9.99

Net investment income(a)	0.32		0.57		0.43		0.26		0.31		0.45
Net realized and unrealized gain (loss)	0.14		0.20		(0.48)		(0.31)		0.94		(0.94)

Net increase (decrease) from investment operations	0.46		0.77		(0.05)		(0.05)		1.25		(0.49)

Distributions(b)
From net investment income	(0.31)		(0.57)		(0.42)		(0.27)		(0.31)		(0.45)
From net realized gain	—		—		(0.01)		—		—		—

Total distributions	(0.31)		(0.57)		(0.43)		(0.27)		(0.31)		(0.45)

Net asset value, end of period	$9.54		$9.39		$9.19		$9.67		$9.99		$9.05

Total Return(c)
Based on net asset value	5.03	%(d)	8.66%		(0.42)%		(0.59)%		13.95%		(5.22)%

Ratios to Average Net Assets(e)
Total expenses	0.03	%(f)	0.03%		0.02%		0.02%		0.04%		0.05%

Total expenses after fees waived and/or reimbursed	0.01	%(f)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.00	%(f)(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)

Net investment income	6.74	%(f)	6.18%		4.65%		2.64%		3.20%		4.45%

Supplemental Data
Net assets, end of period (000)	$2,919,758		$2,494,040		$2,423,574		$2,635,009		$1,541,153		$1,035,675

Portfolio turnover rate(h)	26%		53%		43%		45%		26%		48%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Amount is less than 0.005%.
(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20

Portfolio turnover rate (excluding MDRs)	21%	42%	30%	34%	26%	48%

See notes to financial statements.

100	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BATS: Series C Portfolio

	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24		Year Ended 03/31/23		Year Ended 03/31/22	Year Ended 03/31/21		Year Ended 03/31/20

Net asset value, beginning of period	$9.05		$9.03		$9.84		$10.69	$10.49		$10.28

Net investment income(a)	0.24		0.41		0.32		0.28	0.33		0.38
Net realized and unrealized gain (loss)	0.26		0.02		(0.81)		(0.66)	0.60		0.27

Net increase (decrease) from investment operations	0.50		0.43		(0.49)		(0.38)	0.93		0.65

Distributions(b)
From net investment income		(0.24)	(0.41)		(0.32)		(0.29)	(0.33)		(0.38)

From net realized gain	—		—		—		(0.18)	(0.40)		(0.06)

Total distributions		(0.24)	(0.41)		(0.32)		(0.47)	(0.73)		(0.44)

Net asset value, end of period	$9.31		$9.05		$9.03		$9.84	$10.69		$10.49

Total Return(c)
Based on net asset value	5.62	%(d)	4.98%		(4.92)%		(3.88)%	8.70%		6.31%

Ratios to Average Net Assets(e)
Total expenses	0.11	%(f)	0.12%		0.12%		0.10%	0.09%		0.09%

Total expenses after fees waived and/or reimbursed	0.00	%(f)(g)	0.00	%(g)	0.00	%(g)	0.01%	0.00	%(g)	0.00	%(g)

Net investment income	5.23	%(f)	4.66%		3.50%		2.59%	2.96%		3.55%

Supplemental Data
Net assets, end of period (000)	$456,840		$423,597		$378,919		$476,478	$534,926		$464,267

Portfolio turnover rate		211%	103%		47%		42%	85%		83%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Amount is less than 0.005%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	101

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BATS: Series E Portfolio

	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24		Year Ended 03/31/23		Year Ended 03/31/22		Year Ended 03/31/21		Year Ended 03/31/20

Net asset value, beginning of period	$10.15		$10.01		$11.14		$11.75		$10.53		$10.91

Net investment income(a)	0.24		0.46		0.43		0.46		0.45		0.43
Net realized and unrealized gain (loss)	0.30		0.13		(0.92)		(0.56)		1.22		(0.37)

Net increase (decrease) from investment operations	0.54		0.59		(0.49)		(0.10)		1.67		0.06

Distributions(b)
From net investment income	(0.23)		(0.45)		(0.46)		(0.45)		(0.45)		(0.44)
From net realized gain	—		—		(0.18)		(0.06)		—		—

Total distributions	(0.23)		(0.45)		(0.64)		(0.51)		(0.45)		(0.44)

Net asset value, end of period	$10.46		$10.15		$10.01		$11.14		$11.75		$10.53

Total Return(c)
Based on net asset value	5.39	%(d)	6.18%		(4.21)%		(1.07)%		16.16%		0.33%

Ratios to Average Net Assets(e)
Total expenses	0.16	%(f)	0.20%		0.26%		0.11%		0.15%		0.18%

Total expenses after fees waived and/or reimbursed	0.06	%(f)	0.09%		0.11%		0.03%		0.04%		0.06%

Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	0.00	%(f)(g)	0.00	%(g)	0.00	%(g)	0.00	%(f)(g)	0.00	%(g)	0.00	%(g)

Net investment income	4.74	%(f)	4.66%		4.16%		3.80%		4.06%		3.78%

Supplemental Data
Net assets, end of period (000)	$491,889		$412,478		$342,372		$382,519		$400,615		$313,282

Borrowings outstanding, end of period (000)	$6,647		$6,647		$8,889		$22,111		$18,987		$10,713

Portfolio turnover rate	8%		19%		37%		26%		31%		54%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Amount is less than 0.005%.

See notes to financial statements.

102	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BATS: Series M Portfolio

	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24		Year Ended 03/31/23		Year Ended 03/31/22		Year Ended 03/31/21		Year Ended 03/31/20

Net asset value, beginning of period	$8.28		$8.42		$9.11		$9.77		$9.81		$9.59

Net investment income(a)	0.18		0.33		0.25		0.11		0.21		0.30
Net realized and unrealized gain (loss)	0.31		(0.15)		(0.68)		(0.59)		0.05		0.25

Net increase (decrease) from investment operations	0.49		0.18		(0.43)		(0.48)		0.26		0.55

Distributions from net investment income(b)	(0.17)		(0.32)		(0.26)		(0.18)		(0.30)		(0.33)

Net asset value, end of period	$8.60		$8.28		$8.42		$9.11		$9.77		$9.81

Total Return(c)
Based on net asset value	5.97	%(d)	2.19%		(4.76)%		(4.98)%		2.68%		5.86%

Ratios to Average Net Assets(e)
Total expenses	0.05	%(f)	0.06%		0.06%		0.06%		0.05%		0.06%

Total expenses after fees waived and/or reimbursed	0.00	%(f)(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)

Net investment income	4.41	%(f)	3.99%		2.97%		1.11%		2.12%		3.03%

Supplemental Data
Net assets, end of period (000)	$1,233,968		$1,146,383		$1,105,898		$1,126,195		$1,197,167		$1,006,778

Portfolio turnover rate(h)	396%		704%		873%		1,473%		1,500%		1,316%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Amount is less than 0.005%.
(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20

Portfolio turnover rate (excluding MDRs)	213%	420%	521%	665%	896%	813%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	103

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BATS: Series P Portfolio

	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24	Year Ended 03/31/23		Year Ended 03/31/22		Year Ended 03/31/21		Year Ended 03/31/20

Net asset value, beginning of period	$10.40		$9.75	$8.95		$8.69		$7.92		$9.25

Net investment income(a)	0.19		0.31	0.15		0.04		0.06		0.12
Net realized and unrealized gain (loss)	(0.18)		0.78	0.76		0.22		0.71		(1.33)

Net increase (decrease) from investment operations	0.01		1.09	0.91		0.26		0.77		(1.21)

Distributions(b)
From net investment income	—		(0.44)	(0.11)		—		—		(0.12)
Return of capital	—		—	—		—		—		(0.00	)(c)

Total distributions	—		(0.44)	(0.11)		—		—		(0.12)

Net asset value, end of period	$10.41		$10.40	$9.75		$8.95		$8.69		$7.92

Total Return(d)
Based on net asset value	0.10	%(e)	11.44%	10.14%		2.99%		9.72%		(13.25)%

Ratios to Average Net Assets(f)
Total expenses	2.05	%(g)	0.88%	0.33%		0.28%		0.46%		0.31%

Total expenses after fees waived and/or reimbursed	0.00	%(g)	0.01%	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.00	%(h)

Net investment income	3.71	%(g)	3.06%	1.55%		0.45%		0.71%		1.33%

Supplemental Data
Net assets, end of period (000)	$4,156		$5,634	$26,586		$54,571		$53,175		$41,305

Portfolio turnover rate	0%		0%	9%		0%		36%		15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Amount is less than 0.005%.

See notes to financial statements.

104	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BATS: Series S Portfolio

	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24		Year Ended 03/31/23		Year Ended 03/31/22		Year Ended 03/31/21		Year Ended 03/31/20

Net asset value, beginning of period	$9.09		$9.04		$9.28		$9.73		$9.23		$9.50

Net investment income(a)	0.21		0.38		0.27		0.14		0.18		0.27
Net realized and unrealized gain (loss)	0.18		0.06		(0.21)		(0.43)		0.54		(0.23)

Net increase (decrease) from investment operations	0.39		0.44		0.06		(0.29)		0.72		0.04

Distributions(b)
From net investment income	(0.21)		(0.39)		(0.28)		(0.16)		(0.22)		(0.31)
From net realized gain	—		—		(0.02)		—		—		—

Total distributions	(0.21)		(0.39)		(0.30)		(0.16)		(0.22)		(0.31)

Net asset value, end of period	$9.27		$9.09		$9.04		$9.28		$9.73		$9.23

Total Return(c)
Based on net asset value	4.38	%(d)	4.98%		0.62%		(3.02)%		7.80	%(e)	0.34%

Ratios to Average Net Assets(f)
Total expenses	0.12	%(g)	0.13%		0.10%		0.12%		0.13%		1.14%

Total expenses after fees waived and/or reimbursed	0.00	%(g)(h)	0.00	%(h)	0.00	%(h)	0.01%		0.02%		0.99%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.00	%(g)(h)	0.00	%(h)	0.00	%(h)	0.01	%(g)	0.00	%(h)	0.00	%(h)

Net investment income	4.66	%(g)	4.19%		2.96%		1.42%		1.89%		2.84%

Supplemental Data
Net assets, end of period (000)	$391,181		$391,933		$400,871		$408,273		$398,906		$146,302

Portfolio turnover rate(i)	55%		166%		127%		68%		124%		144%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Amount is less than 0.005%.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 09/30/24 (unaudited)	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21	Year Ended 03/31/20

Portfolio turnover rate (excluding MDRs)	53%	140%	106%	67%	122%	101%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	105

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BATS: Series V Portfolio

	Six Months Ended 09/30/24 (unaudited)		Year Ended 03/31/24		Year Ended 03/31/23		Period From 05/05/21 to 03/31/22	(a)

Net asset value, beginning of period	$9.99		$9.99		$9.99		$10.00

Net investment income(b)	0.17		0.34		0.22		0.01
Net realized and unrealized gain (loss)	0.01		(0.00	)(c)	(0.04)		(0.01)

Net increase from investment operations	0.18		0.34		0.18		0.00

Distributions from net investment income(d)		(0.17)	(0.34)		(0.18)		(0.01)

Net asset value, end of period	$10.00		$9.99		$9.99		$9.99

Total Return(e)
Based on net asset value	1.83	%(f)	3.44%		1.83%		0.01	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.17	%(h)	0.25%		0.52%		4.06	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.01	%(h)	0.00	%(j)	0.00	%(j)	0.00	%(h)(j)

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.00	%(h)(j)	0.00	%(j)	0.00	%(j)	0.00	%(h)(j)

Net investment income	3.39	%(h)	3.39%		2.21%		0.13	%(h)

Supplemental Data
Net assets, end of period (000)	$128,807		$117,517		$85,439		$10,201

Portfolio turnover rate		145%	170%		189%		283%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is greater than $(0.005) per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.35%.
(j)	Amount is less than 0.005%.

See notes to financial statements.

106	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited)

1. ORGANIZATION

BlackRock Allocation Target Shares (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BATS: Series A Portfolio	Series A	Diversified
BATS: Series C Portfolio	Series C	Diversified
BATS: Series E Portfolio	Series E	Diversified
BATS: Series M Portfolio	Series M	Diversified
BATS: Series P Portfolio	Series P	Diversified
BATS: Series S Portfolio	Series S	Diversified
BATS: Series V Portfolio	Series V	Diversified

Shares of the Funds are offered to separate account clients of the adviser, BlackRock Advisors, LLC (the “Manager”) or certain of its affiliates. Shares of Series A are also offered to collective trust funds managed by BlackRock Institutional Trust Company, N.A., an affiliate of the Manager, and mutual funds advised by the Manager or its affiliates. Participants in wrap-fee programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs including investment advice and portfolio execution.

The Funds, together with certain other registered investment companies advised by the Manager or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions from net investment income are declared daily and paid monthly, except for Series P, which declares and pays dividends at least annually. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

N O T E S T O F I N A N C I A L S T A T E M E N T S	107

Notes to Financial Statements (unaudited) (continued)

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed Income Complex and reflected as Trustee and Officer expense on the Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price, is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

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Notes to Financial Statements (unaudited) (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:

(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers

(ii) recapitalizations and other transactions across the capital structure

(iii) market or relevant indices multiples of comparable issuers

(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks

(v) quoted prices for similar investments or assets in active markets

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates

(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics

(viii) relevant market news and other public sources.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a Fund may subsequently have to reinvest the proceeds at lower interest rates. If a Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities

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Notes to Financial Statements (unaudited) (continued)

issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result

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Notes to Financial Statements (unaudited) (continued)

in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded commitments:

Fund Name	Investment Name	Commitment Amount	Value	Unrealized Appreciation (Depreciation)

Series E	Puerto Rico Electric Power Authority, Series B-1	$2,323,863	$2,485,721	$161,858
Series E	Puerto Rico Electric Power Authority, Series B-2	11,249,141	12,462,862	1,213,721

				$1,375,579

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar RollTransactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

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Notes to Financial Statements (unaudited) (continued)

Municipal Bonds Transferred to TOB Trusts: Certain Funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third-party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.

TOB Trusts are supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.

The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.

While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. Each Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds.

Accounting for TOBTrusts: The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedules of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a Fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of offering costs in the Statements of Operations. Amounts recorded within interest expense, fees and amortization of offering costs in the Statements of Operations are:

Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total

Series E	$124,326	$10,383	$3,242	$137,951

For the six months ended September 30, 2024, the following table is a summary of each Fund’s TOB Trusts:

Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts(a)	Liability for TOB Trust Certificates(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts

Series E	$12,653,265	$6,647,000	3.18% - 3.45%	$6,647,000	4.08%

(a)

The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts in the Schedules of Investments.

(b)

TOB Trusts may be structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB Trust. If a Fund invests in a TOB Trust on a recourse basis, a Fund enters into a reimbursement agreement with the Liquidity Provider where a Fund is required to reimburse the Liquidity Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”). As a result, if a Fund invests in a recourse TOB Trust, a Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Fund at September 30, 2024, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Fund at September 30, 2024.

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Notes to Financial Statements (unaudited) (continued)

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

•

Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

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Notes to Financial Statements (unaudited) (continued)

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. The Funds are required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•

Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

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Notes to Financial Statements (unaudited) (continued)

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager receives no advisory fee from the Funds under the Investment Advisory Agreement.

With respect to each Fund, except for Series E and Series V, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager.

Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive all fees and pay or reimburse all operating expenses of each Fund, except extraordinary expenses. Extraordinary expenses may include interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses. This agreement has no fixed termination date. With respect to Series C, Series E, Series M, Series P, Series S and Series V, the Manager does not charge the Funds a management fee, although investors in the Funds will pay a fee to BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, or their managed account program sponsor. With respect to Series A, the Manager does not charge the Fund a management fee, although investors in the Fund that are (i) retail and institutional separately managed account clients of BIM will pay a fee to BIM or their managed account program sponsor, (ii) participants in the collective trust funds managed by BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of the Manager, that invest in the Fund will pay a fee to BTC, and (iii) mutual funds that are advised by the Manager or its affiliates will pay the Manager or its affiliate a management fee pursuant to a management agreement between each such fund and BlackRock or its affiliate. The Manager waived fees for each Fund which are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

Although the Funds do not compensate the Manager directly for its services under the Investment Advisory Agreement, because each Fund is an investment option for certain wrap-fee or other separately managed account program clients, the Manager may benefit from the fees charged to such clients who have retained the Manager’s affiliates to manage their accounts. The Manager waived fees for each Fund which are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. The waivers were as follows:

Fund Name	Amounts Waived
Series A	$289,483
Series C	227,843
Series E	222,756
Series M	298,892
Series P	73,066
Series S	224,897
Series V	116,699

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended September 30, 2024, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended September 30, 2024, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Series E	$10,115,769	$6,615,165	$—
Series V	8,905,511	12,909,010	—

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Notes to Financial Statements (unaudited) (continued)

7. PURCHASES AND SALES

For the six months ended September 30, 2024, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term securities, were as follows:

Fund Name/Asset Type	Purchases	Sales

Series A
Non-U.S. Government Securities	$898,212,800	$460,342,290
U.S. Government Securities	238,037,330	233,778,543
Series C
Non-U.S. Government Securities	822,724,777	844,826,362
U.S. Government Securities	76,243,186	37,576,674
Series E
Non-U.S. Government Securities	119,140,845	32,629,286
Series M
Non-U.S. Government Securities	60,606,383	53,636,167
U.S. Government Securities	4,864,480,101	4,870,916,412
Series P
Non-U.S. Government Securities	—	180,000
Series S
Non-U.S. Government Securities	105,679,889	105,891,568
U.S. Government Securities	111,688,269	98,453,416
Series V
Non-U.S. Government Securities	181,765,525	186,517,000

For the six months ended September 30, 2024, purchases and sales related to mortgage dollar rolls were as follows:

Fund Name	Purchases	Sales

Series A	$131,792,153	$131,949,909
Series M	2,276,430,832	2,276,005,626
Series S	7,801,045	7,795,262

8. INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.

As of March 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

Fund Name	Non-Expiring Capital Loss Carryforwards

Series A	$63,337,034
Series C	54,102,185
Series E	14,538,216
Series M	109,703,098
Series P	25,432,893
Series S	23,638,429

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Notes to Financial Statements (unaudited) (continued)

As of September 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Series A	$3,013,540,950	$26,195,964	$(108,421,542)	$(82,225,578)
Series C	450,871,171	7,596,988	(2,480,170)	5,116,818
Series E	493,481,781	15,304,509	(15,517,407)	(212,898)
Series M	1,717,023,345	15,578,666	(62,402,408)	(46,823,742)
Series P	1,205,755	232,346	(255,218)	(22,872)
Series S	391,712,751	5,619,345	(2,879,935)	2,739,410
Series V	129,834,062	80,518	(661)	79,857

9.	BANK BORROWINGS

The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended September 30, 2024, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

Series E structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

As short-term interest rates rise, Series E’s investments in the TOB Trusts may adversely affect Series E’s net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect Series E’s NAV per share.

The SEC and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect Series E’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and Series E, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.

Certain obligations held by Series V have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third-party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. Series V monitors its exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities

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Notes to Financial Statements (unaudited) (continued)

backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Valuation Risk: The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact certain Funds’ performance.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (’’LIBOR’’) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for

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Notes to Financial Statements (unaudited) (continued)

certain legacy contracts. The SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares were as follows:

	Six Months Ended 09/30/24		Year Ended 03/31/24
Fund Name	Shares	Amount	Shares	Amount
Series A
Shares sold	42,745,993	$404,509,030	47,562,008	$445,090,304
Shares redeemed	(2,044,507)	(19,291,819)	(45,775,267)	(423,038,815)

	40,701,486	$385,217,211	1,786,741	$22,051,489

Series C
Shares sold	7,494,634	$67,949,931	15,783,759	$140,503,861
Shares redeemed	(5,213,497)	(47,083,610)	(10,951,684)	(96,940,758)

	2,281,137	$20,866,321	4,832,075	$43,563,103

Series E
Shares sold	10,842,567	$111,803,336	23,301,016	$230,906,817
Shares redeemed	(4,487,018)	(46,028,653)	(16,841,996)	(163,994,482)

	6,355,549	$65,774,683	6,459,020	$66,912,335

Series M
Shares sold	20,890,196	$174,200,857	47,160,356	$389,133,798
Shares redeemed	(15,873,101)	(131,868,326)	(39,977,105)	(328,560,193)

	5,017,095	$42,332,531	7,183,251	$60,573,605

Series P
Shares sold	814,161	$8,329,533	287,267	$2,940,745
Shares redeemed	(956,509)	(9,720,221)	(2,472,653)	(25,108,888)

	(142,348)	$(1,390,688)	(2,185,386)	$(22,168,143)

Series S
Shares sold	4,739,295	$43,275,420	12,836,280	$115,922,375
Shares redeemed	(5,659,267)	(51,654,599)	(14,087,279)	(127,147,589)

	(919,972)	$(8,379,179)	(1,250,999)	$(11,225,214)

Series V
Shares sold	12,946,093	$129,366,208	14,653,215	$146,385,613
Shares redeemed	(11,823,017)	(118,155,264)	(11,442,454)	(114,310,114)

	1,123,076	$11,210,944	3,210,761	$32,075,499

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	119

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Allocation Target Shares (the “Trust”) met on May 3, 2024 (the “May Meeting”) and June 6-7, 2024 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BATS: Series A Portfolio, BATS: Series C Portfolio, BATS: Series E Portfolio, BATS: Series M Portfolio, BATS: Series P Portfolio, BATS: Series S Portfolio and BATS: Series V Portfolio (collectively, the “Funds” and each, a “Fund,”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between the Manager and BlackRock International Limited (the “Sub-Advisor”), with respect to BATS: Series A Portfolio, BATS: Series C Portfolio, BATS: Series M Portfolio, BATS: Series P Portfolio and BATS: Series S Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) a discussion of fall-out benefits to BlackRock and its affiliates; (b) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (c) a review of non-management fees; (d) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (e) a summary of aggregate amounts paid by each Fund to BlackRock; and (f) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.

At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.

At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.

The Board noted that the engagement of the Sub-Advisor with respect to BATS: Series A Portfolio, BATS: Series C Portfolio, BATS: Series M Portfolio, BATS: Series P Portfolio and BATS: Series S Portfolio facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the pertinent Fund and its shareholders.

B. The Investment Performance of each Fund

The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that the Funds are investments that are available solely to separately managed accounts or institutional clients, primarily to complement their existing BlackRock fixed-income portfolios. Given the resulting comparability issues to peer funds, rather than a comparison to peers, the Board reviewed other performance criteria for the Funds.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund

The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board noted that BlackRock does not charge each Fund an advisory fee. The Board reviewed BlackRock’s estimated profitability with respect to other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T A N D S U B - A D V I S O R Y A G R E E M E N T S	121

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that BlackRock does not charge the Funds an advisory fee, although investors in the Funds will pay a fee to an affiliate of BlackRock or their managed account program sponsor. The Board also noted that BlackRock and the Board have contractually agreed to waive all fees and pay or reimburse all direct expenses of each Fund, except extraordinary expenses. Extraordinary expenses may include interest expense, dividend expense and acquired fund fees and expenses.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2025, and the Sub-Advisory Agreements between the Manager and the Sub-Advisor, with respect to BATS: Series A Portfolio, BATS: Series C Portfolio, BATS: Series M Portfolio, BATS: Series P Portfolio and BATS: Series S Portfolio, for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

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Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit blackrock.com for more information.

Fund and Service Providers

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisor(a)

BlackRock International Limited

Edinburgh EH3 8BL, United Kingdom

Accounting Agent, Administrator and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

(a)	Excludes BATS: Series E Portfolio and BATS: Series V Portfolio

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02110

Distributor

BlackRock Investments, LLC

New York, NY 10001

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	123

Glossary of Terms Used in this Report

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ABS	Asset-Backed Security

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

BAN	Bond Anticipation Notes

CLO	Collateralized Loan Obligation

COL	Collateralized

DAC	Designated Activity Co.

EDA	Economic Development Authority

EDC	Economic Development Corp.

ESTRON	Euro Short-Term Rate

EURIBOR	Euro Interbank Offered Rate

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	Guaranteed

HDA	Housing Development Authority

HFA	Housing Finance Agency

IDA	Industrial Development Authority

IDB	Industrial Development Board

IDC	Industrial Development Corp.

IO	Interest Only

ISD	Independent School District

LIBOR	London Interbank Offered Rate

LIQ	Liquidity Agreement

LOC	Letter of Credit

LP	Limited Partnership

NVS	Non-Voting Shares

OTC	Over-the-Counter

RB	Revenue Bonds

REMIC	Real Estate Mortgage Investment Conduit

SBPA	Stand-By Bond Purchase Agreements

SOFR	Secured Overnight Financing Rate

TA	Tax Allocation

TBA	To-be-Announced

TECP	Tax-Exempt Commercial Paper

TONA	Tokyo Overnight Average Rate

VRDN	Variable Rate Demand Note

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Allocation Target Shares

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date: November 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date: November 20, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Allocation Target Shares

Date: November 20, 2024

4